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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05430

SSgA Funds
(Exact name of registrant as specified in charter)

909 A Street, Tacoma Washington		98402
(Address of principal executive offices)		(Zip code)

Deedra S. Walkey Secretary and Chief Legal Officer 909 A Street Tacoma, Washington 98402 253-439-3537
(Name and address of agent for service)

Registrant’s telephone number, including area code:	253-572-9500

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2005 – August 31, 2006

Item 1. Reports to Stockholders

LIFE SOLUTIONS FUNDS

LS Balanced Fund

LS Balanced Fund – Class R

LS Growth Fund

LS Growth Fund – Class R

LS Income and Growth Fund

LS Income and Growth Fund – Class R

Annual Report

August 31, 2006

SSgA Life SolutionsSM Funds

Balanced Fund

Growth Fund

Income and Growth Fund

Annual Report

August 31, 2006

"SSgA" is a registered trademark and "Life SolutionsSM" is a registered service mark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA® Life SolutionsSM

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all of the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross

President

SSgA Funds

President's Letter

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SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  Life Solutions Balanced Fund seeks a balance of growth of capital and income.**

Life Solutions Balanced Fund – Institutional Class
Period Ended 08/31/06	Total Return
1 Year	7.37%
5 Years	6.57	%+
Inception	5.61	%+
Life Solutions Balanced Fund – Class R‡
Period Ended 08/31/06	Total Return
1 Year	6.71%
5 Years	6.04	%+
Inception	5.01	%+
Balanced Composite Market Index***
Period Ended 08/31/06	Total Return
1 Year	7.44%
5 Years	6.28	%+
Inception	6.74	%+
Russell 3000® Index#
Period Ended 08/31/06	Total Return
1 Year	8.75%
5 Years	5.63	%+
Inception	6.46	%+
Lehman Brothers Aggregate Bond Index##
Period Ended 08/31/06	Total Return
1 Year	1.71%
5 Years	4.87	%+
Inception	6.22	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Life Solutions Balanced Fund

SSgA Life Solutions

Balanced Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Life Solutions Balanced Fund Institutional Class and Class R, together (the "Fund") returned 7.37% and 6.71% respectively, versus the 7.44% return of the Balanced Composite Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was driven by the returns across the capital markets. Equities, particularly those outside of the US, performed strongly while bonds were unable to keep pace with cash. The strongest contributors to performance over the past year were our tactical decision to underweight investment-grade bonds in favor of equities and cash combined with strong relative returns within the SSgA International Stock Selection Fund. Underperforming securities within the US equity component of the Underlying Funds was the weakest contributor to returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

There were several broad themes at the market level that helped the Fund. In general, investor's continued preference for equities over bonds given attractive valuations, growing earnings, and the perceived prospect of higher interest rates benefited the portfolio's overweight to stocks. International equities, both emerging and developed markets, outpaced US equities. With longer rates following the rise in administered short-term interest rates, bonds finished the period as the worst performing asset class within the portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Balanced Composite Market Index is comprised of:
50% Russell 3000® Index
10% MSCI EAFE Index
40% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Balanced Fund

SSgA Life Solutions

Balanced Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,024.30	$1,023.74
Expenses Paid During Period *	$1.48	$1.48

* Expenses are equal to the Fund's expense ratio of 0.29% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,020.30	$1,020.82
Expenses Paid During Period *	$4.43	$4.43

* Expenses are equal to the Fund's expense ratio of 0.87% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Life Solutions Balanced Fund

7

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SSgA Life Solutions
Balanced Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.0%
Bonds - 34.5%
SSgA Bond Market Fund	2,918,619	28,602
Domestic Equities - 48.0%
SSgA Aggressive Equity Fund	2,459,096	13,648
SSgA Large Cap Growth Opportunities Fund	1,002,939	10,421
SSgA Large Cap Value Fund	712,571	8,765
SSgA S&P 500 Index Fund	323,476	6,964
		39,798
International Equities - 13.0%
SSgA Emerging Markets Fund	20,650	438
SSgA International Growth Opportunities Fund	231,172	2,866
SSgA International Stock Selection Fund	581,723	7,493
		10,797

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.5%
SSgA Money Market Fund	3,720,308	3,720
Total Investments - 100.0%
(identified cost $71,000)		82,917
Other Assets and Liabilities, Net - (0.0%)		(7)
Net Assets - 100.0%		82,910

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Bonds	34.5
Domestic Equities	48.0
International Equities	13.0
Short-Term Investments	4.5
Total Investments	100.0
Other Assets and Liabilities, Net	(0.0	)*
	100.0

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Life Solutions Balanced Fund

9

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SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  Life Solutions Growth Fund seeks long-term growth of capital.**

Life Solutions Growth Fund – Institutional Class
Period Ended 08/31/06	Total Return
1 Year	9.45%
5 Years	7.09	%+
Inception	5.53	%+
Life Solutions Growth Fund – Class R‡
Period Ended 08/31/06	Total Return
1 Year	8.92%
5 Years	6.59	%+
Inception	4.90	%+
Growth Composite Market Index***
Period Ended 08/31/06	Total Return
1 Year	9.63%
5 Years	6.68	%+
Inception	6.69	%+
Russell 3000® Index#
Period Ended 08/31/06	Total Return
1 Year	8.75%
5 Years	5.63	%+
Inception	6.46	%+
Lehman Brothers Aggregate Bond Index##
Period Ended 08/31/06	Total Return
1 Year	1.71%
5 Years	4.87	%+
Inception	6.22	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Life Solutions Growth Fund

11

SSgA Life Solutions

Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Life Solutions Growth Fund Institutional Class and Class R, together (the "Fund") returned 9.45% and 8.92% respectively, versus the 9.63% return of the Growth Composite Market Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was driven by the returns across the capital markets. Equities, particularly those outside of the US, performed strongly while bonds were unable to keep pace with cash. The strongest contributors to performance over the past year were our tactical decision to underweight investment-grade bonds in favor of equities and cash combined with strong relative returns within the SSgA International Stock Selection Fund. Underperforming securities within the US equity component of the Underlying Funds was the weakest contributor to returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

There were several broad themes at the market level that helped the Fund. In general, investor's continued preference for equities over bonds given attractive valuations, growing earnings, and the perceived prospect of higher interest rates benefited the portfolio's overweight to stocks. International equities, both emerging and developed markets, outpaced US equities. With longer rates following the rise in administered short-term interest rates, bonds finished the period as the worst performing asset class within the portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Growth Composite Market Index is comprised of:
65% Russell 3000® Index
15% MSCI EAFE Index
20% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Growth Fund

12

SSgA Life Solutions

Growth Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,027.30	$1,023.29
Expenses Paid During Period *	$1.94	$1.94

* Expenses are equal to the Fund's expense ratio of 0.38% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,024.20	$1,020.47
Expenses Paid During Period *	$4.80	$4.79

* Expenses are equal to the Fund's expense ratio of 0.94% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Life Solutions Growth Fund

13

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SSgA Life Solutions
Growth Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 14.5%
SSgA Bond Market Fund	778,059	7,625
Domestic Equities - 63.1%
SSgA Aggressive Equity Fund	2,106,667	11,692
SSgA Large Cap Growth Opportunities Fund	745,648	7,747
SSgA Large Cap Value Fund	528,614	6,502
SSgA S&P 500 Index Fund	339,779	7,315
		33,256
International Equities - 18.0%
SSgA Emerging Markets Fund	12,855	272
SSgA International Growth Opportunities Fund	137,894	1,710
SSgA International Stock Selection Fund	583,419	7,515
		9,497

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.5%
SSgA Money Market Fund	2,356,031	2,356
Total Investments - 100.1%
(identified cost $43,139)		52,734
Other Assets and Liabilities, Net - (0.1%)		(31)
Net Assets - 100.0%		52,703

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Bonds	14.5
Domestic Equities	63.1
International Equities	18.0
Short-Term Investments	4.5
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Growth Fund

15

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SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  Life Solutions Income and Growth Fund seeks income and, secondarily, long-term growth of capital.**

Life Solutions Income and Growth Fund – Institutional Class
Period Ended 08/31/2006	Total Return
1 Year	5.27%
5 Years	5.74	%+
Inception	5.44	%+
Life Solutions Income and Growth Fund – Class R‡
Period Ended 08/31/2006	Total Return
1 Year	4.56%
5 Years	5.23	%+
Inception	4.89	%+
Income and Growth Composite Market Index***
Period Ended 08/31/2006	Total Return
1 Year	5.27%
5 Years	5.80	%+
Inception	6.68	%+
Russell 3000® Index#
Period Ended 08/31/2006	Total Return
1 Year	8.75%
5 Years	5.63	%+
Inception	6.46	%+
Lehman Brothers Aggregate Bond Index##
Period Ended 08/31/2006	Total Return
1 Year	1.71%
5 Years	4.87	%+
Inception	6.22	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Life Solutions Income and Growth Fund

17

SSgA Life Solutions

Income and Growth Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Life Solutions Income & Growth Fund Institutional Class and Class R, together (the "Fund") returned 5.27% and 4.56% respectively, versus the 5.27% return of the Income & Growth Composite Market Index. The Fund's performance includes operating expenses, whereas Index returns are unmanaged and cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's total return over the past 12 months was driven by the returns across the capital markets. Equities, particularly those outside of the US, performed strongly while bonds were unable to keep pace with cash. The strongest contributors to performance over the past year were our tactical decision to underweight investment-grade bonds in favor of equities and cash combined with strong relative returns within the SSgA International Stock Selection Fund. Underperforming securities within the US equity component of the Underlying Funds was the weakest contributor to returns.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

There were several broad themes at the market level that helped the Fund. In general, investor's continued preference for equities over bonds given attractive valuations, growing earnings, and the perceived prospect of higher interest rates benefited the portfolio's overweight to stocks. International equities, both emerging and developed markets, outpaced US equities. With longer rates following the rise in administered short-term interest rates, bonds finished the period as the worst performing asset class within the portfolio.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding pages.

  *  The Life Solutions Funds commenced operations on June 30, 1997. Index comparisons began on July 1, 1997.

  **  The Life Solutions Funds attempt to meet their objectives by investing substantially all of their investable assets in shares of various combinations of the SSgA Funds' portfolios (the Underlying Funds).

  +  Annualized.

  ‡  Performance for Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

  ***  The Income and Growth Composite Market Index is comprised of:
35% Russell 3000® Index
5% MSCI EAFE Index
60% Lehman Brothers Aggregate Bond Index

  #  The Russell 3000® Index is a trademark of the Russell Investment Group. RussellTM is a trademark of the Russell Investment Group. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  ##  The Lehman Brothers Aggregate Bond Index is composed of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total returns comprises price, appreciation/depreciation and income as a percentage of the original investment.

The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Life Solutions Income and Growth Fund

18

SSgA Life Solutions

Income and Growth Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,020.50	$1,022.94
Expenses Paid During Period *	$2.29	$2.29

* Expenses are equal to the Fund's expense ratio of 0.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,017.40	$1,020.27
Expenses Paid During Period *	$4.98	$4.99

* Expenses are equal to the Fund's expense ratio of 0.98% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Life Solutions Income and Growth Fund

19

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SSgA Life Solutions
Income and Growth Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Investments - 100.1%
Bonds - 54.4%
SSgA Bond Market Fund	1,598,020	15,660
Domestic Equities - 33.2%
SSgA Aggressive Equity Fund	533,048	2,959
SSgA Large Cap Growth Opportunities Fund	231,798	2,408
SSgA Large Cap Value Fund	156,900	1,930
SSgA S&P 500 Index Fund	104,330	2,246
		9,543
International Equities - 8.0%
SSgA Emerging Markets Fund	7,124	151
SSgA International Growth Opportunities Fund	62,607	776
SSgA International Stock Selection Fund	106,627	1,374
		2,301

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.5%
SSgA Money Market Fund	1,287,226	1,287
Total Investments - 100.1%
(identified cost $26,242)		28,791
Other Assets and Liabilities, Net - (0.1%)		(34)
Net Assets - 100.0%		28,757

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Bonds	54.4
Domestic Equities	33.2
International Equities	8.0
Short-Term Investments	4.5
Total Investments	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

Life Solutions Income and Growth Fund

21

SSgA Life Solutions

Life Solutions Funds

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	Life Solutions Balanced Fund	Life Solutions Growth Fund	Life Solutions Income and Growth Fund
Assets
Investments, at identified cost	$71,000	$43,139	$26,242
Investments, at market	82,917	52,734	28,791
Receivables:
Dividends from affiliated money market fund	15	9	5
Investments sold	153	—	—
Fund shares sold	77	22	23
Prepaid expenses	1	1	—
Total assets	83,163	52,766	28,819
Liabilities
Payables:
Investments purchased	—	—	13
Fund shares redeemed	189	9	1
Accrued fees to affiliates	28	24	22
Other accrued expenses	36	30	26
Total liabilities	253	63	62
Net Assets	$82,910	$52,703	$28,757
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$687	$198	$418
Accumulated net realized gain (loss)	(12,992)	(11,105)	(2,224)
Unrealized appreciation (depreciation) on investments	11,917	9,595	2,549
Shares of beneficial interest	7	4	2
Additional paid-in capital	83,291	54,011	28,012
Net Assets	$82,910	$52,703	$28,757
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$12.66	$12.79	$12.42
Net assets	$81,570,422	$51,494,668	$28,381,763
Shares outstanding ($.001 par value)	6,444,262	4,024,757	2,285,496
Net asset value per share: Class R*	$12.54	$12.69	$12.31
Net assets	$1,340,062	$1,208,280	$375,552
Shares outstanding ($.001 par value)	106,864	95,245	30,507

*  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

22

SSgA Life Solutions

Life Solutions Funds

Statement of Operations — For the Period Ended August 31, 2006

Life Solutions Life Solutions Life Solutions Income Amounts in thousands	Balanced Fund	Growth Fund	and Growth Fund
Investment Income
Income distributions from Underlying Funds	$2,139	$821	$968
Expenses
Fund accounting fees	29	28	28
Distribution fees - Institutional Class	18	11	6
Distribution fees - Class R	4	4	1
Transfer agent fees	53	52	52
Professional fees	22	21	18
Registration fees	27	25	25
Shareholder servicing fees - Institutional Class	97	62	35
Shareholder servicing fees - Class R	1	1	—
Insurance fees	1	1	1
Printing fees	12	6	2
Miscellaneous	5	4	3
Expenses before reductions	269	215	171
Expense reductions	—	—	(43)
Net expenses	269	215	128
Net investment income (loss)	1,870	606	840
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	2,851	988	373
Capital gain distributions from Underlying Funds	1,713	1,217	395
Net change in unrealized appreciation (depreciation) on investments	(375)	1,782	(180)
Net realized and unrealized gain (loss)	4,189	3,987	588
Net Increase (Decrease) in Net Assets from Operations	$6,059	$4,593	$1,428

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

23

SSgA Life Solutions

Life Solutions Funds

Statement of Changes in Net Assets — For the Periods Ended August 31,

	Life Solutions Balanced Fund		Life Solutions Growth Fund
Amounts in thousands	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,870	$2,072	$606	$683
Net realized gain (loss)	4,564	1,804	2,205	1,405
Net change in unrealized appreciation (depreciation)	(375)	5,871	1,782	4,165
Net increase (decrease) in net assets from operations	6,059	9,747	4,593	6,253
Distributions
From net investment income
Institutional Class	(1,351)	(2,214)	(401)	(736)
Class R	(8)	— *	(6)	— *
Net decrease in net assets from distributions	(1,359)	(2,214)	(407)	(736)
Share Transactions
Net increase (decrease) in net assets from share transactions	(9,183)	(11,599)	98	(4,795)
Total Net Increase (Decrease) in Net Assets	(4,483)	(4,066)	4,284	722
Net Assets
Beginning of period	87,393	91,459	48,419	47,697
End of period	$82,910	$87,393	$52,703	$48,419
Undistributed (overdistributed) net investment income included in net assets	$687	$176	$198	$(1)

*  Includes Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

24

	Life Solutions Income and Growth Fund
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$840	$798
Net realized gain (loss)	768	412
Net change in unrealized appreciation (depreciation)	(180)	1,098
Net increase (decrease) in net assets from operations	1,428	2,308
Distributions
From net investment income
Institutional Class	(594)	(813)
Class R	(3)	— *
Net decrease in net assets from distributions	(597)	(813)
Share Transactions
Net increase (decrease) in net assets from share transactions	(51)	(1,167)
Total Net Increase (Decrease) in Net Assets	780	328
Net Assets
Beginning of period	27,977	27,649
End of period	$28,757	$27,977
Undistributed (overdistributed) net investment income included in net assets	$418	$175

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

25

SSgA Life Solutions

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)(b)	$ Net Realized and Unrealized Gain (Loss)	$ Total from Investment Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Life Solutions Balanced Fund
Institutional Class
August 31, 2006	11.97	.27	.60	.87	(.18)	—	(.18)
August 31, 2005	11.02	.25	.96	1.21	(.26)	—	(.26)
August 31, 2004	10.28	.20	.73	.93	(.19)	—	(.19)
August 31, 2003	9.40	.12	.94	1.06	(.18)	—	(.18)
August 31, 2002	10.25	.21	(.74)	(.53)	(.32)	—	(.32)
Class R
August 31, 2006	11.91	.11	.68	.79	(.16)	—	(.16)
August 31, 2005	11.02	.05	1.11	1.16	(.27)	—	(.27)
August 31, 2004 (1)	10.74	.03	.25	.28	—	—	—
Life Solutions Growth Fund
Institutional Class
August 31, 2006	11.78	.15	.96	1.11	(.10)	—	(.10)
August 31, 2005	10.53	.15	1.26	1.41	(.16)	—	(.16)
August 31, 2004	9.67	.10	.89	.99	(.13)	—	(.13)
August 31, 2003	8.59	.05	1.10	1.15	(.07)	—	(.07)
August 31, 2002	9.63	.11	(1.01)	(.90)	(.14)	—	(.14)
Class R
August 31, 2006	11.75	.02	1.02	1.04	(.10)	—	(.10)
August 31, 2005	10.53	.07	1.31	1.38	(.16)	—	(.16)
August 31, 2004 (1)	10.31	.01	.21	.22	—	—	—
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2006	12.05	.36	.26	.62	(.25)	—	(.25)
August 31, 2005	11.43	.32	.61	.93	(.31)	—	(.31)
August 31, 2004	10.85	.28	.55	.83	(.25)	—	(.25)
August 31, 2003	10.21	.18	.75	.93	(.29)	—	(.29)
August 31, 2002	10.84	.30	(.48)	(.18)	(.45)	—	(.45)
Class R
August 31, 2006	12.01	.21	.33	.54	(.24)	—	(.24)
August 31, 2005	11.43	.23	.68	.91	(.33)	—	(.33)
August 31, 2004 (1)	11.09	.04	.30	.34	—	—	—

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Recognition of net investment income by the Funds is affected by the timing of the declaration of dividends by the Underlying Funds in which the Funds invest.

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  The calculation includes only those expenses charged directly to the Funds and does not include expenses charged to the Underlying Funds in which the Funds invest.

(f)  May reflect amounts waived and/or reimbursed by the investment adviser.

(g)  During the fiscal year ended August 31, 2002, the Balanced Fund experienced a one time reduction in its expenses of twenty-two basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(h)  During the fiscal year ended August 31, 2002, the Growth Fund experienced a one time reduction in its expenses of forty-seven basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

(i)  During the fiscal year ended August 31, 2002, the Income and Growth Fund experienced a one time reduction in its expenses of twenty-one basis points as a result of expenses accrued in a prior period. The ratios disclosed above reflect the actual rate at which expenses were incurred throughout the fiscal year ended August 31, 2002 without the reduction.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

26

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)(f)		% Ratio of Expenses to Average Net Assets, Gross(d)(e)		% Ratio of Net Investment Income to Average Net Assets(d)(e)(f)		% Portfolio Turnover Rate(c)
Life Solutions Balanced Fund
Institutional Class
August 31, 2006	12.66	7.37	81,570	.31		.31		2.24		28.95
August 31, 2005	11.97	11.04	87,363	.33		.33		2.17		31.87
August 31, 2004	11.02	9.13	91,449	.29		.29		1.83		45.82
August 31, 2003	10.28	11.55	73,906	.29		.29		1.27		26.12
August 31, 2002	9.40	(5.27)	60,829	.31	(g)	.31	(g)	1.81	(g)	36.01
Class R
August 31, 2006	12.54	6.71	1,340	.88		.88		.87		28.95
August 31, 2005	11.91	10.66	30	.81		.81		.45		31.87
August 31, 2004 (1)	11.02	2.61	10	.23		.23		1.00		45.82
Life Solutions Growth Fund
Institutional Class
August 31, 2006	12.79	9.45	51,495	.42		.42		1.21		28.71
August 31, 2005	11.78	13.44	48,399	.45		.47		1.34		25.40
August 31, 2004	10.53	10.27	47,687	.39		.39		.96		54.73
August 31, 2003	9.67	13.56	41,446	.42		.42		.54		21.85
August 31, 2002	8.59	(9.40)	32,910	.38	(h)	.38	(h)	.73	(h)	40.17
Class R
August 31, 2006	12.69	8.92	1,208	.95		.95		.14		28.71
August 31, 2005	11.75	13.19	20	.74		.76		.68		25.40
August 31, 2004 (1)	10.53	2.13	10	.37		.37		.33		54.73
Life Solutions Income and Growth Fund
Institutional Class
August 31, 2006	12.42	5.27	28,382	.45		.60		3.00		30.23
August 31, 2005	12.05	8.28	27,958	.45		.68		2.73		35.40
August 31, 2004	11.43	7.74	27,639	.45		.56		2.47		48.39
August 31, 2003	10.85	9.38	24,618	.45		.58		1.75		22.46
August 31, 2002	10.21	(1.64)	19,937	.45	(i)	.53	(i)	2.60	(i)	41.96
Class R
August 31, 2006	12.31	4.56	375	.98		1.14		1.66		30.23
August 31, 2005	12.01	8.10	19	.74		.97		1.96		35.40
August 31, 2004 (1)	11.43	3.07	10	.46		.59		1.24		48.39

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

27

SSgA

Life Solutions Funds

Notes to Financial Statements — August 31, 2006

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2006. These financial statements report on three Funds, the SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund, referred to as "the Funds,". Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees ("the Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value. On July 31, 2003 the Funds Class R shares prospectus became effective. Each class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser. The Life Solutions Funds are designed primarily for tax-advantaged retirement accounts and other long-term investment strategies. Each Fund allocates its assets by investing in shares of a combination of the Investment Company's portfolios (the "Underlying Funds"). This arrangement is referred to as a "fund of funds". The table below illustrates the equity, bond and short-term fund asset allocation ranges for each Fund.

Asset Class/Underlying Fund	Balanced Fund	Asset Allocation Ranges Growth Fund	Income and Growth Fund
Equities*	40 - 80%	60 - 100%	20 - 60%
US Equities
SSgA S&P 500 Index Fund
SSgA Disciplined Equity Fund
SSgA Small Cap Fund
SSgA Core Opportunities Fund
SSgA Tuckerman Active REIT Fund
SSgA Aggressive Equity Fund
SSgA IAM SHARES Fund
SSgA Large Cap Growth Opportunities
SSgA Large Cap Value
SSgA Enhanced Small Cap
SSgA Directional Core Equity
International Equities	0 - 20%	0 - 25%	0 - 15%
SSgA International Stock Selection Fund
SSgA Emerging Markets Fund
SSgA International Growth Opportunities Fund
Bonds	20 - 60%	0 - 40%	40 - 80%
SSgA Bond Market Fund
SSgA Intermediate Fund
SSgA High Yield Bond Fund
SSgA Yield Plus Fund
Short Term Assets	0 - 20%	0 - 20%	0 - 20%
SSgA Money Market Fund
SSgA US Government Money Market Fund
* International equities are included in the total equity exposure indicated above and should not exceed the listed percentages.

Notes to Financial Statements

28

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

Objectives of The Underlying Funds

The Life Solutions Funds are comprised of various combinations of the Underlying Funds. Each of the Life Solutions Funds will invest in at least six of the Underlying Funds. The Board of Trustees has approved investment in all of the Underlying Funds presented above. The fundamental investment objectives of the Underlying Funds utilized by the Life Solutions Funds are listed below.

SSgA S&P 500 Index Fund

To seek to replicate the total return of the S&P 500 Index.

SSgA Disciplined Equity Fund

To provide total returns that exceed over time the S&P 500 Index through investment in equity securities.

SSgA Small Cap Fund

To maximize total return through investment in equity securities; under normal market conditions, at least 80% of total assets will be invested in securities of smaller capitalized issuers.

SSgA Core Opportunities Fund

To achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

SSgA Tuckerman Active REIT Fund

To provide income and capital growth by investing primarily in publicly traded securities of real estate companies.

SSgA Aggressive Equity Fund

To maximize total return through investing in US equity securities that are under-valued relative to their growth potential as measured by SSgA's proprietary models.

SSgA IAM SHARES Fund

To maximize total return primarily through investing in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists and Aerospace workers or affiliated labor unions (IAM companies).

SSgA Large Cap Growth Opportunities Fund

To seek long-term capital appreciation by investing in equity securities.

SSgA Large Cap Value Fund

To seek long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

SSgA Enhanced Small Cap Fund

To maximize total return through investment primarily in small capitalization equity securities.

SSgA Directional Core Equity

To achieve long term capital appreciation throughout the course of an economic cycle by investing primarily in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

SSgA International Stock Selection Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

Notes to Financial Statements

29

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

SSgA Emerging Markets Fund

To provide maximum total return, primarily through capital appreciation, by investing in securities of foreign issuers.

SSgA International Growth Opportunities Fund

To provide long-term capital growth by investing primarily in securities of foreign issuers.

SSgA Bond Market Fund

To maximize total return by investing in fixed income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond Index (the "LBAB Index").

SSgA Intermediate Fund

To seek a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

SSgA High Yield Bond Fund

To maximize total return, with a secondary focus on a high level of current income generated by investing primarily in fixed income securities, including but not limited to those represented by the Lehman Brothers High Yield Ba/B 3% Issuer Capped Index.

SSgA Yield Plus Fund

To seek high current income and liquidity by investing in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

SSgA Money Market Fund

To maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in dollar dominated securities with remaining maturities of one year or less.

SSgA US Government Money Market Fund

To maximize current income to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value, by investing in obligations of the US Government or its agencies or instrumentalities with remaining maturities of one year or less.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange.

The Underlying Funds value portfolio securities according to Board-Approved Securities Valuation Procedures, including Market Value Procedures and Fair Value Procedures as described below.

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Notes to Financial Statements

30

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Distributions of income and capital gains are recorded from the Underlying Funds on the ex-dividend date.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, referred to in Subchapter M. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first. At August 31, 2006, the capital loss carryovers and expiration dates are as follows:

	8/31/2010	8/31/2011	8/31/2012	Totals
Balanced Fund	$6,677,867	$2,919,167	$609,585	$10,206,619
Growth Fund	6,913,050	2,400,496	—	9,313,546
Income and Growth Fund	1,040,533	475,576	—	1,516,109

Notes to Financial Statements

31

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

At August 31, 2006, the components of distributable earnings on a tax basis were as follows:

	Balanced	Growth	Income and Growth
Cost of Investments for Tax Purposes	$73,785,059	$44,929,900	$26,947,534
Gross Tax Unrealized Appreciation	9,421,860	7,860,471	2,007,222
Gross Tax Unrealized Depreciation	(289,857)	(55,984)	(163,383)
Net Tax Unrealized Appreciation (Depreciation)	$9,132,003	$7,804,487	$1,843,839
Undistributed Ordinary Income	$687,171	$198,105	$417,115
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(10,206,619)	$(9,313,546)	$(1,516,109)

Tax Composition of Distributions:

Ordinary Income	$1,358,519	$407,299	$597,080

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes (GAAP). These differences primarily relate to wash sale deferrals, capital loss carryforwards, and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in-capital.

Expenses

Most expenses can be directly attributed to each Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among the Funds based principally on their relative average net assets. Expenses included in the accompanying Statements of Operations reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Funds may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary.

The Life Solutions Funds offer Institutional and Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

3.  Investment Transactions

Securities

During the period ended August 31, 2006, purchases and sales of the Underlying Funds, excluding money market funds, aggregated to the following:

Funds	Purchases	Sales
Balanced Fund	$23,715,195	$30,935,774
Growth Fund	16,189,825	14,157,051
Income and Growth Fund	8,712,991	8,283,382

Notes to Financial Statements

32

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street Corporation ("State Street") make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

The Funds are not charged a fee by the Adviser. However, each Fund pays management fees to the Adviser indirectly as a shareholder in the Underlying Funds. The Funds will bear their proportionate share of any investment advisory fees and other expenses paid by the Underlying Funds. Each Underlying Fund pays the Adviser a fee, calculated daily and paid monthly that on an annual basis is equal to a certain percentage of each Underlying Fund's average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of the average daily net assets of Distribution (12b-1) and Service fees. If after waiving the full .70% of the average daily net assets of Class R, Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Funds' advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of .45% of average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the Income and Growth Fund Institutional Class and Class R for the period ended August 31, 2006 was $42,647 and $368, respectively. There were no waivers or reimbursements for the Balanced Fund and Growth Fund and no reimbursements for the Income and Growth Fund for the period ended August 31, 2006.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street assets-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund (a series of the Investment Company not presented herein). Shares of the SSgA Money Market Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If SSgA Money Market Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2006, $7,363,565 of the SSgA Money Market Fund's net assets represents investments by these Funds.

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement directly with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds are not charged a fee by the Administrator. For these services, the Underlying Funds pay the Administrator a combined fee that on an annual basis is equal to a certain percentage of their average aggregate daily net assets.

Notes to Financial Statements

33

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers.

For these services, each Institutional Class pays a maximum of .13%, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents. For the period ended August 31, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	CitiStreet	Global Markets
Balanced Fund	$4,811	$2,590
Growth Fund	5,198	147
Income and Growth Fund	1,953	373

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

Payments to the Distributor, as well as payments to other service organizations from each institutional class, are not permitted by the Plan to exceed .25% of each institutional class' average net asset value per year. Any payments that are required to be made by the Distribution Agreement and any Service Agreement but could not be made because of the .25% limitation may be carried forward and paid in subsequent years so long as the Plan is in effect. Each class' liability for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of each class' shareholders have the right, however, to terminate the Plan and all payments thereunder at anytime. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Plan's termination or noncontinuance. There were no expenses carried over as of August 31, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2006.

Notes to Financial Statements

34

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended August 31, 2006, this amounted to:

Funds	Global Markets
Balanced Fund	$405
Growth Fund	377
Income and Growth Fund	120

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

	Balanced	Growth	Income and Growth
Fund accounting fees	$2,617	$4,195	$6,949
Distribution fees	5,803	4,860	1,779
Shareholder servicing fees	8,557	5,831	3,012
Transfer agent fees	10,619	9,451	10,369
	$27,596	$24,337	$22,109

Beneficial Interest

As of August 31, 2006, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Balanced	2	73.4
Growth	2	85.2
Income and Growth	1	75.4

Notes to Financial Statements

35

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

Transactions With Affiliated Companies

Transactions during the period ended August 31, 2006 with Underlying Funds in which a Fund has had ownership of at least 5% of the voting securities during the period are as follows:

	Purchase Cost	Sales Cost	Income Distributions	Capital Gains Distributions
Balanced
SSgA Aggressive Equity	$1,642,187	$4,822,437	$26,291	$1,117,086
SSgA Bond Market	10,622,281	9,224,173	1,559,540	101,819
SSgA International Growth Opportunities	1,696,408	510,762	18,762	—
SSgA Large Cap Growth Opportunities	900,862	302,042	—	—
SSgA Large Cap Value	695,486	441,051	126,071	204,159
	$15,557,224	$15,300,465	$1,730,664	$1,423,064
Growth
SSgA Aggressive Equity	$1,552,149	$2,339,563	$19,027	$806,777
SSgA Large Cap Growth Opportunities	998,942	170,799	—	—
SSgA Large Cap Value	556,669	341,714	93,089	150,776
	$3,107,760	$2,852,076	$112,116	$957,553
Income and Growth
SSgA Aggressive Equity	$590,672	$1,343,723	$5,887	$248,606
SSgA Large Cap Growth Opportunities	380,120	257,076	—	—
SSgA Large Cap Value	412,004	290,369	26,632	42,975
	$1,382,796	$1,891,168	$32,519	$291,581

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Balanced Fund	2006	2005	2006	2005
Institutional
Proceeds from shares sold	1,103	2,072	$13,481	$23,690
Proceeds from reinvestment of distributions	112	193	1,351	2,213
Payments for shares redeemed	(2,072)	(3,261)	(25,285)	(37,518)
	(857)	(996)	(10,453)	(11,615)
Class R
Proceeds from shares sold	195	13	$2,371	$142
Proceeds from reinvestment of distributions	1	—	7	—
Payments for shares redeemed	(92)	(11)	(1,108)	(126)
	104	2	1,270	16
Total net increase (decrease)	(753)	(994)	$(9,183)	$(11,599)
Growth Fund
Institutional
Proceeds from shares sold	577	857	$7,104	$9,724
Proceeds from reinvestment of distributions	33	65	401	735
Payments for shares redeemed	(694)	(1,343)	(8,549)	(15,262)
	(84)	(421)	(1,044)	(4,803)

Notes to Financial Statements

36

SSgA
Life Solutions Funds

Notes to Financial Statements, continued — August 31, 2006

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Growth Fund (continued)	2006	2005	2006	2005
Class R
Proceeds from shares sold	113	3	$1,384	$29
Proceeds from reinvestment of distributions	—	—	6	—
Payments for shares redeemed	(20)	(2)	(248)	(21)
	93	1	1,142	8
Total net increase (decrease)	9	(420)	$98	$(4,795)
Income and Growth Fund
Institutional
Proceeds from shares sold	453	703	$5,495	$8,247
Proceeds from reinvestment of distributions	50	70	594	813
Payments for shares redeemed	(537)	(871)	(6,488)	(10,235)
	(34)	(98)	(399)	(1,175)
Class R
Proceeds from shares sold	42	1	$505	$8
Proceeds from reinvestment of distributions	—	—	3	—
Payments for shares redeemed	(13)	—	(160)	—
	29	1	348	8
Total net increase (decrease)	(5)	(97)	$(51)	$(1,167)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended August 31, 2006, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements

37

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Life Solutions Balanced Fund, SSgA Life Solutions Growth Fund and SSgA Life Solutions Income and Growth Fund (the "Funds") (three of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2006, the results of their operations, the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

38

SSgA
Life Solutions Funds

Tax Information — August 31, 2006 (Unaudited)

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Life Solutions Balanced	13.6%
Life Solutions Growth	33.9%
Life Solutions Income and Growth	7.5%

For the tax year ended August 31, 2006, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2007 will show the tax status of all distributions paid to your account in calendar 2006.

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information

39

SSgA
Life Solutions Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

40

SSgA
Life Solutions Funds

Shareholder Requests for Additional Information — August 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Financial Statements of the Underlying Funds can be obtained by calling the Funds at (800) 647-7327.

Shareholder Requests for Additional Information

41

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

42

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

43

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, a.m. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

44

SSgA
Life Solutions Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

45

SSgA
Life Solutions Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

46

LSAR-08/06 (47336)

MONEY MARKET FUNDS

Money Market Fund

US Government Money Market Fund

Tax Free Money Market Fund

Annual Report

August 31, 2006

SSgA Funds
Money Market Funds

Annual Report

August 31, 2006

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA Money Market Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all of the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross

President

SSgA Funds

President's Letter

3

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SSgA

Money Market Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,023.60	$1,023.19
Expenses Paid During Period *	$2.04	$2.04

* Expenses are equal to the Fund's expense ratio of .40% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Money Market Fund

5

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SSgA
Money Market Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds and Notes - 26.0%
Alliance & Leicester PLC (Ê)	60,000	5.310	09/30/07	60,000
American Centurion Bank (Ê)	25,000	5.285	02/21/07	24,999
American Centurion Bank (Ê)	100,000	5.340	08/10/07	100,000
American Centurion Bank (Ê)	35,000	5.285	09/21/07	35,000
Bank of America Corp. (Ê)	125,000	5.315	04/18/07	125,000
Eli Lilly & Co. (Ê)	45,000	5.372	09/01/07	45,000
General Electric Capital Corp. (Ê)	200,000	5.286	09/24/07	200,000
Goldman Sachs Group, Inc. (Ê)	75,000	5.413	12/11/06	75,000
Goldman Sachs Group, Inc. (Ê)	25,000	5.413	12/18/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.433	03/13/07	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.430	08/13/07	30,000
HBOS Treasury Services PLC (Ê)	40,000	5.452	03/17/07	40,000
JP Morgan Chase & Co.	105,000	5.361	10/05/07	105,000
Macquarie Bank Ltd. (Ê)	30,000	5.305	04/20/07	30,000
Marshall & Ilsley Corp. (Ê)	175,000	5.346	03/07/07	174,982
Merrill Lynch & Co. Inc. (Ê)	70,000	5.456	10/05/07	70,000
Morgan Stanley (Ê)	50,000	5.390	09/15/07	50,000
Morgan Stanley (Ê)	70,000	5.456	10/05/07	70,000
National Australia Bank (Ê)	70,000	5.376	03/07/07	70,000
Nordea Bank (Ê)	118,000	5.340	09/11/07	118,000
Northern Rock PLC (Ê)	65,000	5.430	08/03/07	65,000
Northern Rock PLC (Ê)	40,000	5.406	09/07/07	40,000
Royal Bank of Scotland (Ê)	100,000	5.410	11/24/06	100,009
Toyota Motor Credit (Ê)	100,000	5.270	11/13/06	99,999
UniCredito Italiano SpA (Ê)	25,000	5.340	09/15/07	25,000
Washington Mutual Bank (Ê)	45,000	5.306	04/20/07	45,000
Wells Fargo & Company (Ê)	100,000	5.380	10/05/07	100,000
Westpac Banking Corp. (Ê)	52,000	5.300	09/16/07	52,000
Total Corporate Bonds and Notes (amortized cost $2,024,989)				2,024,989
Domestic Certificates of Deposit - 3.8%
First Tennessee Bank	100,000	5.340	11/28/06	100,000
Washington Mutual Bank (Ê)	100,000	5.390	09/17/07	100,000
Wells Fargo Bank	100,000	5.280	09/07/06	100,000
Total Domestic Certificates of Deposit (amortized cost $300,000)				300,000
Domestic Commercial Paper - 8.6%
Aegis Finance LLC	100,000	5.340	09/07/06	99,911
Bank of America Corp.	100,000	5.345	12/13/06	98,471
Bavaria TRR Corp.	100,000	5.400	09/06/06	99,925
Dakota Notes	125,000	5.400	11/01/06	123,856
Edison Asset Securitization LLC	100,000	5.310	12/21/06	98,363
Grampian Funding Ltd.	100,000	5.100	10/31/06	99,150
Grampian Funding Ltd.	50,000	5.380	12/18/06	49,193
Total Domestic Commercial Paper (amortized cost $668,869)				668,869

Money Market Fund

7

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Eurodollar Certificates of Deposit - 3.7%
Calyon NY	100,000	4.735	10/13/06	100,000
HSBC Bank PLC	50,000	5.240	11/08/06	50,001
Societe Generale	75,000	5.500	02/07/07	75,000
UniCredito Italiano SpA (Ê)	60,000	5.300	05/30/07	59,996
Total Eurodollar Certificates of Deposit (amortized cost $284,997)				284,997
Foreign Commercial Paper - 5.3%
Danske Corp.	130,000	4.565	10/13/06	129,308
Macquarie Bank Ltd. (Ê)	100,000	5.305	07/20/07	99,991
Skandinaviska Enskilda (Ê)	50,000	5.298	11/28/06	49,999
Skandinaviska Enskilda (Ê)	35,000	5.296	01/22/07	35,000
Westpac Capital Corp.	100,000	5.070	11/06/06	99,070
Total Foreign Commercial Paper (amortized cost $413,368)				413,368
United States Government Agencies - 0.6% Freddie Mac	50,000	5.250	05/16/07	49,981
Total United States Government Agencies (amortized cost $49,981)				49,981
Yankee Certificates of Deposit - 27.1%
Barclays Bank PLC	35,000	5.010	11/27/06	35,000
Calyon NY (Ê)	125,000	5.320	11/27/06	125,000
Canadian Imperial Bank Corp. (Ê)	100,000	5.320	11/24/06	100,000
Canadian Imperial Bank Corp. (Ê)	100,000	5.340	02/28/07	100,000
Credit Suisse First Boston	200,000	5.290	09/12/06	200,000
Deutsche Bank AG	43,000	4.810	10/30/06	43,000
Dexia Bank (Ê)	200,000	5.330	10/03/06	199,996
Fortis Bank	80,000	4.730	10/13/06	80,000
HBOS Treasury Services PLC	100,000	5.270	02/05/07	100,000
HBOS Treasury Services PLC (Ê)	100,000	5.285	06/19/07	100,000
Landesbank Baden-Wuerttemberg	175,000	5.455	09/22/06	175,000
Lloyds Bank PLC	100,000	5.330	09/12/06	100,000
Societe Generale (Ê)	150,000	5.263	06/20/07	149,971
Svenska Handelsbanken	100,000	5.290	09/20/06	100,000
Svenska Handelsbanken (Ê)	60,000	5.263	12/28/06	59,993
Toronto Dominion Bank	100,000	5.505	05/03/07	100,003
Toronto Dominion Bank	100,000	5.430	05/10/07	100,003
UBS AG	200,000	5.285	09/20/06	200,000
UniCredito Italiano SpA	50,000	5.450	02/20/07	50,016
Total Yankee Certificates of Deposits (amortized cost $2,117,982)				2,117,982
Total Investments - 75.1% (amortized cost $5,860,186)				5,860,186

Money Market Fund

8

SSgA
Money Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

Value $
Repurchase Agreements - 25.5%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $300,000 dated August 31, 2006 at 5.280% to be repurchased at $300,044 on September 1, 2006, collateralized by: $371,012 par United States Government Agency Mortgage Obligations, valued at $306,000	300,000
Agreement with Countrywide Securities Corp. and The Bank of New York, Inc. (Tri-Party) of $200,000 dated August 31, 2006 at 5.290% to be repurchased at $200,029 on September 1, 2006, collateralized by: $223,160 par United States Government Agency Mortgage Obligations, valued at $204,000	200,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase & Co. (Tri-Party) of $200,000 dated August 31, 2006 at 5.290% to be repurchased at $200,029 on September 1, 2006, collateralized by: $287,010 par United States Government Agency Mortgage Obligations, valued at $204,002	200,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $74,000 dated August 31, 2006 at 5.300% to be repurchased at $74,011 on September 1, 2006, collateralized by: $73,196 par various Commercial Paper, valued at $76,817	74,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $112,000 dated August 31, 2006 at 5.300% to be repurchased at $112,016 on September 1, 2006, collateralized by: $110,784 par various Corporate Obligations, valued at $116,263	112,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $289,297 dated August 31, 2006 at 5.270% to be repurchased at $289,339 on September 1, 2006, collateralized by: $249,198 par United States Government Agency Mortgage Obligations, valued at $295,084	289,297
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $65,000 dated August 31, 2006 at 5.353% to be repurchased at $65,009 on September 1, 2006, collateralized by: $63,720 par various Municipal Bonds, valued at $67,603	65,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $750,000 dated August 31, 2006 at 5.280% to be repurchased at $750,110 on September 1, 2006, collateralized by: $1,434,172 par United States Government Agency Mortgage Obligations, valued at $765,004	750,000
Total Repurchase Agreements (identified cost $1,990,297)	1,990,297
Total Investments and Repurchase Agreements - 100.6% (cost $7,850,483)(†)	7,850,483
Other Assets and Liabilities, Net - (0.6%)	(49,241)
Net Assets - 100.0%	7,801,242

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

9

SSgA
Money Market Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Corporate Bonds & Notes	26.0
Domestic Certificates of Deposit	3.8
Domestic Commercial Paper	8.6
Eurodollar Certificates of Deposit	3.7
Foreign Commercial Paper	5.3
United States Government Agencies	0.6
Yankee Certificates of Deposit	27.1
Repurchase Agreements	25.5
Total Investments and Repurchase Agreements	100.6
Other Assets and Liabilities, Net	(0.6)
100.0

See accompanying notes which are an integral part of the financial statements.

Money Market Fund

10

SSgA

US Government Money Market Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,023.30	$1,023.04
Expenses Paid During Period *	$2.19	$2.19

* Expenses are equal to the Fund's expense ratio of .43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

US Government Money Market Fund

11

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SSgA
US Government Money Market Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
United States Government Agencies - 46.2%
Federal Home Loan Bank (Ê)	150,000	5.307	12/22/06	149,977
Federal Home Loan Mortgage Corp. (Ê)	100,000	5.350	12/27/06	99,985
Federal Home Loan Mortgage Corp. Discount Note	50,000	Zero coupon	01/23/07	48,946
Federal National Mortgage Association	50,000	5.111	09/07/06	50,000
Federal National Mortgage Association	165,000	5.286	09/07/06	164,999
Federal National Mortgage Association Discount Note	50,000	5.000	04/27/07	48,347
Total United States Government Agencies (amortized cost $562,254)				562,254
Total Investments - 46.2% (amortized cost $562,254)				562,254

Repurchase Agreements - 53.9%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $225,000 dated August 31, 2006 at 5.270% to be repurchased at $225,033 on September 1, 2006, collateralized by: $228,970 par United States Government Agency Obligations, valued at $229,502	225,000
Agreement with Barclays and The Bank of New York, Inc. (Tri-Party) of $45,000 dated August 31,2006, at 5.280% to be repurchased at $45,007 on September 1, 2006, collateralized by: $47,374 par United States Government Agency Obligations, valued at $45,901	45,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $246,061 dated August 31, 2006 at 5.279% to be repurchased at $246,097 on September 1, 2006, collateralized by: $239,659 par United States Government Agency Obligations, valued at $250,982	246,061
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $45,000 dated August 31, 2006 at 5.280% to be repurchased at $45,007 on September 1, 2006, collateralized by: $40,960 par United States Government Agency Obligations, valued at $45,902	45,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 31, 2006 at 5.280% to be repurchased at $50,007 on September 1, 2006, collateralized by: $52,631 par United States Government Agency Obligations, valued at $51,003	50,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $45,000 dated August 31, 2006 at 5.270% to be repurchased at $45,007 on September 1, 2006, collateralized by: $44,592 par United States Government Agency Obligations, valued at $45,904	45,000
Total Repurchase Agreements (identified cost $656,061)	656,061
Total Investments and Repurchase Agreements - 100.1% (cost $1,218,315)(†)	1,218,315
Other Assets and Liabilities, Net - (0.1%)	(1,872)
Net Assets - 100.0%	1,216,443

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

13

SSgA
US Government Money Market Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
United States Government Agencies	46.2
Repurchase Agreements	53.9
Total Investments and Repurchase Agreements	100.1
Other Assets and Liabilities, Net	(0.1)
100.0

See accompanying notes which are an integral part of the financial statements.

US Government Money Market Fund

14

SSgA

Tax Free Money Market Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value
August 31, 2006	$1,014.60	$1,022.48
Expenses Paid During Period *	$2.74	$2.75

* Expenses are equal to the Fund's expense ratio of .54% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Short-Term Tax-Exempt Obligations - 99.8%
Alabama - 3.5%
Alabama Special Care Facilities Financing Authority-Birmingham Alabama Revenue Bonds, weekly demand (Ê)	8,195	3.390	11/15/39	8,195
Mobile Industrial Development Board Revenue Bonds, weekly demand (Ê)(µ)	5,400	3.390	06/01/32	5,400
Montgomery BMC Special Care Facilities Financing Authority Revenue Bonds, weekly demand (Ê)(µ)	3,365	3.400	12/01/30	3,365
Parrish Industrial Development Board Revenue Bonds, weekly demand (Ê)	1,400	3.600	06/01/15	1,400
				18,360
Alaska - 0.4%
Alaska Housing Finance Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,250	3.410	07/01/22	2,250
Arizona - 2.8%
Arizona School Facilities Board Revenue Bonds, weekly demand (Ê)(µ)	9,555	3.450	07/01/12	9,555
Phoenix Civic Improvement Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.450	07/01/23	2,500
Pima County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,400	3.510	12/01/22	2,400
				14,455
California - 10.1%
Bay Area Toll Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.280	04/01/36	1,900
California State Public Works Board Revenue Bonds, weekly demand (Ê)(µ)	2,690	3.610	05/01/13	2,690
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	7,300	3.320	10/01/13	7,300
California Statewide Communities Development Authority Revenue Bonds, weekly demand (Ê)	7,700	3.320	08/15/25	7,700
County of Ventura California Certificate of Participation, weekly demand (Ê)(µ)	2,980	3.440	08/15/11	2,980
Highland Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	2,520	3.350	03/01/28	2,520
Metropolitan Water District of Southern California Revenue Bonds, weekly demand (Ê)	4,550	3.250	07/01/35	4,550
Orange County Transportation Authority Revenue Bonds, weekly demand (Ê)(µ)	3,500	3.270	12/15/30	3,500
Sacramento Municipal Utility District Revenue Bonds, weekly demand (Ê)(µ)	9,990	3.440	05/15/20	9,990
San Francisco City & County Airports Commission Revenue Bonds, weekly demand (Ê)(µ)	3,900	3.380	05/01/25	3,900
San Francisco City & County Redevelopment Agency Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.360	11/01/36	3,000
Southern California Public Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,600	3.320	07/01/23	2,600
				52,630
Colorado - 2.8%
City of Colorado Springs Colorado Revenue Bonds, weekly demand (Ê)	5,800	3.390	11/01/23	5,800
Colorado Educational & Cultural Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	900	3.600	09/01/33	900
Colorado Housing & Finance Authority Revenue Bonds, weekly demand (Ê)	1,545	3.440	10/01/30	1,545
Denver City & County Colorado Certificate of Participation, weekly demand (Ê)(µ)	5,000	3.400	12/01/29	5,000
E-470 Public Highway Authority Revenue Bonds, weekly demand (Ê)(µ)	1,230	3.450	09/01/18	1,230
				14,475

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Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Connecticut - 1.2%
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.440	07/01/08	3,700
Connecticut State Health & Educational Facility Authority Revenue Bonds, weekly demand (Ê)	2,500	3.350	07/01/29	2,500
				6,200
Delaware - 0.1%
Delaware County Industrial Development Authority Revenue Bonds, weekly demand (Ê)	600	3.580	12/01/09	600
District of Columbia - 0.6%
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,220	3.440	06/01/15	1,220
District of Columbia General Obligation Unlimited, weekly demand (Ê)(µ)	1,800	3.440	06/01/30	1,800
				3,020
Florida - 1.4%
Dade County Industrial Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,410	3.450	01/01/16	2,410
Putnam County Development Authority Revenue Bonds, semiannual demand (Ê)	1,785	3.580	12/15/09	1,785
Volusia County Educational Facility Authority Revenue Bonds, weekly demand (Ê)(µ)	3,020	3.450	12/01/12	3,020
				7,215
Georgia - 1.0%
Burke County Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.460	01/01/19	2,500
Cobb County GA Revenue Bonds	1,500	5.000	07/01/07	1,517
Fulton County Building Authority Revenue Bonds, weekly demand (Ê)(µ)	1,475	3.450	01/01/15	1,475
				5,492
Idaho - 0.8%
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	1,600	3.490	01/01/33	1,600
Idaho Housing & Finance Association Revenue Bonds, weekly demand (Ê)	2,500	3.490	07/01/33	2,500
				4,100
Illinois - 3.0%
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,650	3.460	09/01/22	3,650
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)	1,200	3.450	11/15/24	1,200
Illinois Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	4,400	3.390	05/01/28	4,400
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.450	08/01/15	2,300
Illinois Health Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.450	08/01/20	4,000
				15,550
Iowa - 0.4%
Iowa Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.400	02/15/35	2,000
Kentucky - 1.0%
Louisville & Jefferson County Metropolitan Sewer District Revenue Bonds, weekly demand (Ê)(µ)	5,190	3.390	05/15/23	5,190

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Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Maine - 0.2%
Regional Waste Systems, Inc. Revenue Bonds, weekly demand (Ê)	1,000	3.570	07/01/12	1,000
Maryland - 2.7%
Maryland Community Development Administration Department of Housing & Community Development Revenue Bonds, weekly demand (Ê)	7,000	3.410	09/01/35	7,000
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.400	04/01/35	4,000
Montgomery County Housing Opportunities Commission Housing Revenue Bonds, weekly demand (Ê)	3,000	3.470	06/01/30	3,000
				14,000
Massachusetts - 7.1%
Massachusetts Bay Transportation Authority Special Assessment, weekly demand (Ê)	1,000	3.470	07/01/30	1,000
Massachusetts Development Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	2,770	3.420	03/01/19	2,770
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	4,155	3.200	10/25/13	4,155
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	1,925	3.430	07/01/27	1,925
Massachusetts Health & Educational Facilities Authority Revenue Bonds, annual demand (Ê)	2,000	3.580	11/01/33	2,000
Massachusetts Health & Educational Facilities Authority Revenue Bonds, weekly demand (Ê)	2,200	3.470	11/01/49	2,200
Massachusetts Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	6,020	3.460	01/01/11	6,020
Massachusetts State Port Authority Revenue Bonds, weekly demand (Ê)(µ)	9,080	3.480	07/01/09	9,080
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	655	3.430	04/01/28	655
Massachusetts Water Resources Authority Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.430	08/01/37	1,700
Route 3 North Transit Improvement Association Revenue Bonds, weekly demand (Ê)(µ)	5,800	3.390	06/15/33	5,800
				37,305
Michigan - 2.5%
Jackson County Economic Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,500	3.600	12/01/14	1,500
Michigan Municipal Bond Authority Revenue Notes (µ)	4,500	4.500	08/20/07	4,534
Michigan State Housing Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,000	3.470	06/01/30	2,000
Plymouth-Canton Community School District General Obligation Unlimited, weekly demand (Ê)(µ)	3,885	3.440	05/01/12	3,885
State of Michigan Revenue Bonds, weekly demand (Ê)(µ)	1,025	3.430	09/15/09	1,025
				12,944
Minnesota - 0.1%
State of Minnesota General Obligation Unlimited	365	5.000	10/01/06	366
Missouri - 0.8%
Kansas City Municipal Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.390	04/15/34	4,300

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Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Nebraska - 1.5%
Lancaster County Hospital Authority No. 1 Revenue Bonds, weekly demand (Ê)(µ)	7,955	3.390	06/01/12	7,955
Nevada - 2.1%
County of Clark Nevada Revenue Bonds, weekly demand (Ê)(µ)	8,030	3.400	07/01/12	8,030
Nevada Housing Division Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.450	04/01/31	1,200
Nevada Housing Division Revenue Bonds, weekly demand (Ê)	1,900	3.450	10/15/33	1,900
				11,130
New Hampshire - 1.2%
New Hampshire Business Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	1,900	3.450	01/01/18	1,900
New Hampshire Health & Education Facilities Authority Revenue Bonds, weekly demand (Ê)	4,500	3.390	06/01/32	4,500
				6,400
New Jersey - 0.1%
Essex County Improvement Authority Revenue Bonds, weekly demand (Ê)(µ)	800	3.420	07/01/26	800
New York - 18.4%
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,000	3.320	08/01/11	1,000
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	3,300	3.320	08/01/12	3,300
City of New York New York General Obligation Unlimited, weekly demand (Ê)(µ)	1,100	3.410	06/01/22	1,100
City of New York New York General Obligation Unlimited, monthly demand (Ê)(µ)	2,415	3.400	03/01/34	2,415
Long Island Power Authority Revenue Bonds, weekly demand (Ê)(µ)	2,300	3.350	05/01/33	2,300
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,035	3.340	11/01/22	4,035
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,770	3.400	11/01/22	4,770
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	4,160	3.390	11/15/22	4,160
New York City Transitional Finance Authority Revenue Bonds, weekly demand (Ê)	2,400	3.400	11/15/22	2,400
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	16,700	3.380	04/01/22	16,700
New York Local Government Assistance Corp. Revenue Bonds, weekly demand (Ê)(µ)	5,100	3.400	04/01/22	5,100
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.370	02/15/21	1,000
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	7,755	3.330	07/01/27	7,755
New York State Dormitory Authority Revenue Bonds, weekly demand (Ê)(µ)	1,720	3.410	07/01/28	1,720
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)(µ)	3,700	3.430	03/15/28	3,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	5,000	3.400	11/01/30	5,000
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	13,700	3.400	05/15/33	13,700
New York State Housing Finance Agency Revenue Bonds, weekly demand (Ê)	7,200	3.430	11/15/33	7,200
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	4,965	3.340	01/01/31	4,965
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)(µ)	2,365	3.400	01/01/31	2,365
Triborough Bridge & Tunnel Authority Revenue Bonds, weekly demand (Ê)	1,200	3.370	01/01/32	1,200
				95,885
North Carolina - 4.7%
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,880	3.390	07/01/16	1,880
City of Charlotte North Carolina Revenue Bonds, weekly demand (Ê)(µ)	5,110	3.390	07/01/29	5,110
County of Union North Carolina General Obligation Unlimited, weekly demand (Ê)	4,300	3.370	03/01/30	4,300
Mecklenburg County North Carolina General Obligation Unlimited, weekly demand (Ê)	3,065	3.400	03/01/15	3,065
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	5,700	3.390	06/01/28	5,700
North Carolina Medical Care Commission Revenue Bonds, weekly demand (Ê)	3,300	3.400	10/01/32	3,300
State of North Carolina General Obligation Unlimited, weekly demand (Ê)	1,000	3.430	05/01/21	1,000
				24,355

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Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Ohio - 1.7%
Franklin County Ohio Revenue Bonds, weekly demand (Ê)(µ)	6,100	3.400	06/01/16	6,100
State of Ohio General Obligation Unlimited, weekly demand (Ê)	3,075	3.340	03/15/25	3,075
				9,175
Oklahoma - 1.0%
Tulsa Airports Improvement Trust Revenue Bonds, weekly demand (Ê)(µ)	5,000	3.460	08/01/18	5,000
Pennsylvania - 2.8%
City of Philadelphia Pennsylvania Gas Works Revenue Bonds, weekly demand (Ê)(µ)	4,300	3.390	08/01/31	4,300
Pennsylvania Energy Development Authority Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.450	12/01/11	2,500
Pennsylvania Higher Education Assistance Agency Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.450	06/01/29	1,700
Philadelphia Authority for Industrial Development Revenue Bonds, weekly demand (Ê)(µ)	4,000	3.420	11/01/31	4,000
Philadelphia Hospitals & Higher Education Facilities Authority Revenue Bonds, weekly demand	2,200	3.580	07/01/22	2,200
				14,700
Puerto Rico - 2.3%
Puerto Rico Electric Power Authority Revenue Bonds, weekly demand (Ê)(µ)	4,595	3.400	07/01/11	4,595
Puerto Rico Public Finance Corp. Revenue Bonds, annual demand (Ê)(µ)	7,210	3.400	12/01/19	7,210
				11,805
Rhode Island - 1.8%
Rhode Island Health & Educational Building Corp. Revenue Bonds, weekly demand (Ê)	9,675	3.390	09/01/43	9,675
South Carolina - 0.5%
City of Rock Hill South Carolina Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.390	01/01/23	1,200
South Carolina Jobs-Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	1,385	3.390	02/15/28	1,385
				2,585
South Dakota - 1.0%
South Dakota Housing Development Authority Revenue Bonds, weekly demand	5,000	4.500	12/15/06	5,015
Tennessee - 0.9%
City of Memphis Tennessee General Obligation Unlimited, weekly demand (Ê)	830	3.650	08/01/07	830
Jackson Health Educational & Housing Facility Board Revenue Bonds, weekly demand (Ê)	750	3.400	10/15/32	750
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd Revenue Bonds, weekly demand (Ê)(µ)	3,095	3.710	01/01/30	3,095
Montgomery County Public Building Authority Revenue Bonds, weekly demand (Ê)(µ)	100	3.580	07/01/34	100
				4,775

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Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Texas - 10.3%
Austin County Industrial Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	1,400	3.410	12/01/14	1,400
City of Arlington Texas Revenue Bonds, weekly demand (Ê)(µ)	1,700	3.450	08/15/35	1,700
Harris County Health Facilities Development Corp. Revenue Bonds, weekly demand (Ê)(µ)	2,500	3.600	05/15/29	2,500
North Texas Tollway Authority Revenue Bonds, weekly demand (Ê)(µ)	3,300	3.450	01/01/23	3,300
Red River Texas Revenue Bonds, weekly demand (Ê)	3,500	3.470	05/15/30	3,500
Rockwall Independent School District General Obligation Unlimited, annual demand	5,000	6.450	11/02/06	5,025
Round Rock Independent School District General Obligation Unlimited, weekly demand (Ê)	1,400	3.470	08/01/21	1,400
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,825	3.390	12/01/16	3,825
State of Texas General Obligation Unlimited, weekly demand (Ê)	1,800	3.460	12/01/29	1,800
State of Texas General Obligation Unlimited, weekly demand (Ê)	3,895	3.460	06/01/34	3,895
State of Texas Notes	25,000	4.500	08/31/07	25,226
				53,571
Utah - 2.1%
Morgan County Utah Revenue Bonds, weekly demand (Ê)(µ)	1,750	3.490	08/01/31	1,750
Murray Utah Revenue Bonds, weekly demand (Ê)	1,200	3.570	05/15/36	1,200
Murray Utah Revenue Bonds, weekly demand (Ê)	1,900	3.600	05/15/37	1,900
Utah Housing Corp. Revenue Bonds Murray Utah Revenue Bonds, weekly demand (Ê)	6,000	3.490	07/01/33	6,000
				10,850
Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency Revenue Bonds, weekly demand (Ê)(µ)	1,200	3.440	12/01/25	1,200
Virginia - 0.3%
Hampton Redevelopment & Housing Authority Revenue Bonds, weekly demand (Ê)	1,500	3.470	06/15/26	1,500
Washington - 1.8%
Energy Northwest Revenue Bonds, weekly demand (Ê)(µ)	1,000	3.450	07/01/18	1,000
King County Housing Authority Revenue Bonds, weekly demand (Ê)(µ)	2,665	3.410	07/01/42	2,665
State of Washington General Obligation Unlimited	2,000	6.750	02/01/07	2,026
Washington Health Care Facilities Authority Revenue Bonds, weekly demand (Ê)(µ)	3,800	3.460	08/01/26	3,800
				9,491
West Virginia - 0.6%
West Virginia State Hospital Finance Authority Revenue Bonds, weekly demand (Ê)(µ)	3,000	3.440	12/01/25	3,000
Wisconsin - 2.0%
City of Milwaukee Wisconsin General Obligation Unlimited, weekly demand (Ê)(µ)	4,510	3.620	02/15/13	4,510
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)	3,000	3.480	09/01/33	3,000
Wisconsin Housing & Economic Development Authority Revenue Bonds, weekly demand (Ê)(µ)	3,225	3.480	05/01/34	3,225
				10,735

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Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

Value $
Total Short-Term Tax-Exempt Obligations (cost $521,054)	521,054
Total Investments - 99.8% (amortized cost $521,054)(†)	521,054
Other Assets and Liabilities, Net - 0.2%	953
Net Assets - 100%	522,007

See accompanying notes which are an integral part of the financial statements.

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Schedule of Investments, continued — August 31, 2006

Quality Ratings as a % of Value (Unaudited)

VMIG1, SP-1+ or equivalent*	100%

Economic Sector Emphasis as a % of Value (Unaudited)

General Obligation	22%
Housing Revenue	18
Healthcare Revenue	17
Education Revenue	11
Electricity & Power Revenue	7
Utility Revenue	6
Transportation Revenue	5
Industrial Revenue/Pollution Control Revenue	5
Airport Revenue	5
Portfolio Revenue	2
Other Revenue	1
Public Agency Revenue	1
100%

*    VMIG1: The highest short-term municipal note credit rating given by Moody's Investor Services to notes with a demand feature which are of the "best quality."

    SP-1+: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."

See accompanying notes which are an integral part of the financial statements.

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Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Alabama	3.5
Alaska	0.4
Arizona	2.8
California	10.1
Colorado	2.8
Connecticut	1.2
Delaware	0.1
District of Columbia	0.6
Florida	1.4
Georgia	1.0
Idaho	0.8
Illinois	3.0
Iowa	0.4
Kentucky	1.0
Maine	0.2
Maryland	2.7
Massachusetts	7.1
Michigan	2.5
Minnesota	0.1
Missouri	0.8
Nebraska	1.5
Nevada	2.1
New Hampshire	1.2
New Jersey	0.1
New York	18.4
North Carolina	4.7
Ohio	1.7
Oklahoma	1.0
Pennsylvania	2.8
Puerto Rico	2.3
Rhode Island	1.8
South Carolina	0.5
South Dakota	1.0
Tennessee	0.9
Texas	10.3
Utah	2.1
Vermont	0.2
Virginia	0.3
Washington	1.8
West Virginia	0.6
Wisconsin	2.0
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0

See accompanying notes which are an integral part of the financial statements.

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Money Market Funds

Notes to Schedules of Investments — August 31, 2006

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(†)  The identified cost for Federal income tax purposes.

Notes to Schedules of Investments

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Money Market Funds

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Assets
Investments, at identified cost	$5,860,186	$562,254	$521,054
Investments at amortized cost which approximates value	5,860,186	562,254	521,054
Repurchase agreements at cost which approximates value	1,990,297	656,061	—
Cash	—	—	133
Receivables:
Interest	29,537	3,864	2,638
Fund shares sold	23	1	—
From Adviser	158	—	—
Interfund lending	5,402	—	—
Prepaid expenses	109	27	12
Total assets	7,885,712	1,222,207	523,837
Liabilities
Payables:
Investments purchased	50,129	—	—
Fund shares redeemed	23	1	—
Accrued fees to affiliates	2,601	489	282
Other accrued expenses	240	40	28
Dividends	31,477	5,234	1,520
Total liabilities	84,470	5,764	1,830
Net Assets	$7,801,242	$1,216,443	$522,007
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9	$115	$107
Accumulated net realized gain (loss)	(53)	(34)	(90)
Shares of beneficial interest	7,801	1,217	522
Additional paid-in capital	7,793,485	1,215,145	521,468
Net Assets	$7,801,242	$1,216,443	$522,007
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00	$1.00
Net assets	$7,801,242,396	$1,216,442,881	$522,007,335
Shares outstanding ($.001 par value)	7,801,290,209	1,216,417,456	521,909,557

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

27

SSgA
Money Market Funds

Statement of Operations — For the Period Ended August 31, 2006

Amounts in thousands	Money Market Fund	US Government Money Market Fund	Tax Free Money Market Fund
Investment Income
Interest	$347,945	$63,886	$18,492
Expenses
Advisory fees	18,956	3,571	1,453
Administrative fees	2,325	438	186
Custodian fees	1,105	267	130
Distribution fees	3,235	346	573
Transfer agent fees	142	46	36
Professional fees	142	41	28
Registration fees	26	17	18
Shareholder servicing fees	4,951	1,149	604
Trustees' fees	204	58	23
Insurance fees	1,508	20	7
Printing fees	241	34	10
Miscellaneous	63	28	23
Expenses before reductions	32,898	6,015	3,091
Expense reductions	(2,569)	(2)	(29)
Net expenses	30,329	6,013	3,062
Net investment income (loss)	317,616	57,873	15,430
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	300	5	(45)
Net Increase (Decrease) in Net Assets from Operations	$317,916	$57,878	$15,385

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

28

SSgA
Money Market Funds

Statement of Changes in Net Assets — For the Periods Ended August 31,

	Money Market Fund		US Government Money Market Fund		Tax Free Money Market Fund
Amounts in thousands	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$317,616	$176,090	$57,873	$30,675	$15,430	$6,798
Net realized gain (loss)	300	14	5	(8)	(45)	(45)
Net increase (decrease) in net assets from operations	317,916	176,104	57,878	30,667	15,385	6,753
Distributions
From net investment income	(317,616)	(176,090)	(57,873)	(30,675)	(15,430)	(6,798)
From net realized gain	—	—	—	—	—	—
Net decrease in net assets from distributions	(317,616)	(176,090)	(57,873)	(30,675)	(15,430)	(6,798)
Share Transactions
Net increase (decrease) in net assets from share transactions	225,368	(571,373)	(529,154)	584,493	68,135	55,444
Total Net Increase (Decrease) in Net Assets	225,668	(571,359)	(529,149)	584,485	68,090	55,399
Net Assets
Beginning of period	7,575,574	8,146,933	1,745,592	1,161,107	453,917	398,518
End of period	$7,801,242	$7,575,574	$1,216,443	$1,745,592	$522,007	$453,917
Undistributed (overdistributed) net investment income included in net assets	$9	$9	$115	$115	$107	$107

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

29

SSgA
Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Money Market Fund
August 31, 2006	1.0000	.0418	—	.0418	(.0418)	—	(.0418)
August 31, 2005	1.0000	.0218	—	.0218	(.0218)	—	(.0218)
August 31, 2004	1.0000	.0076	—	.0076	(.0076)	—	(.0076)
August 31, 2003	1.0000	.0104	—	.0104	(.0104)	—	(.0104)
August 31, 2002	1.0000	.0196	—	.0196	(.0196)	—	(.0196)
US Government Money Market Fund
August 31, 2006	1.0000	.0412	—	.0412	(.0412)	—	(.0412)
August 31, 2005	1.0000	.0214	—	.0214	(.0214)	—	(.0214)
August 31, 2004	1.0000	.0070	—	.0070	(.0070)	—	(.0070)
August 31, 2003	1.0000	.0099	—	.0099	(.0099)	—	(.0099)
August 31, 2002	1.0000	.0188	—	.0188	(.0188)	—	(.0188)
Tax Free Money Market Fund
August 31, 2006	1.0000	.0262	—	.0262	(.0262)	—	(.0262)
August 31, 2005	1.0000	.0146	—	.0146	(.0146)	—	(.0146)
August 31, 2004	1.0000	.0048	.0003	.0051	(.0048)	(.0003)	(.0051)
August 31, 2003	1.0000	.0069	—	.0069	(.0069)	—	(.0069)
August 31, 2002	1.0000	.0119	—	.0119	(.0119)	—	(.0119)

(a)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less that .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

30

	$ Net Asset Value, End of Period	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
Money Market Fund
August 31, 2006	1.0000	4.26	7,801,242	.40	.43	4.19
August 31, 2005	1.0000	2.20	7,575,574	.40	.42	2.14
August 31, 2004	1.0000	.77	8,146,933	.40	.40	.76
August 31, 2003	1.0000	1.05	10,744,370	.40	.42	1.04
August 31, 2002	1.0000	1.98	10,657,389	.39	.39	1.95
US Government Money Market Fund
August 31, 2006	1.0000	4.19	1,216,443	.42	.42	4.05
August 31, 2005	1.0000	2.16	1,745,592	.42	.42	2.22
August 31, 2004	1.0000	.70	1,161,107	.43	.43	.69
August 31, 2003	1.0000	.99	1,404,226	.41	.41	1.00
August 31, 2002	1.0000	1.89	2,016,054	.40	.40	1.89
Tax Free Money Market Fund
August 31, 2006	1.0000	2.65	522,007	.53	.53	2.65
August 31, 2005	1.0000	1.47	453,917	.54	.54	1.50
August 31, 2004	1.0000	.50	398,518	.57	.57	.47
August 31, 2003	1.0000	.69	445,166	.53	.53	.69
August 31, 2002	1.0000	1.20	572,360	.48	.48	1.17

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

31

SSgA

Money Market Funds

Notes to Financial Statements — August 31, 2006

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2006. These financial statements report on three of the SSgA Funds, the SSgA Money Market Fund, the SSgA US Government Money Market Fund and the SSgA Tax Free Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, referred to in Subchapter M. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration year
Funds	08/31/2011	08/31/2012	08/31/2013	08/31/2014	TOTAL
Money Market	$—	$—	$52,045	$—	$52,045
US Government Money Market	5,172	16,922	8,920	2,635	33,649
Tax Free Money Market	—	—	—	44,761	44,761

Notes to Financial Statements

32

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

As of August 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Undistributed Ordinary Income	$31,593,395	$5,374,098	$1,640,493
Undistributed Long-Term Gains
(Capital Loss Carryforward)	$(52,045)	$(33,649)	$(44,761)
Tax Composition of Distributions:
Ordinary Income	$317,616,004	$57,872,992	$15,429,736

As permitted by tax regulations, the Tax Free Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006 of $44,625, and treat it as arising in the fiscal year 2007.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences related primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended August 31, 2006, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may engage in repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

Notes to Financial Statements

33

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly at the annual rate of .25% of their daily net assets.

The Adviser has contractually agreed to waive up to the full amount of the Money Market Fund's Advisory fees and to reimburse the Fund for all expenses in excess of .40% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver and reimbursement for the period ended August 31, 2006 was $2,530,409 and $0 respectively.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Money Market Fund ("Central Fund"). As of August 31, 2006, $7,363,565 represents the investments of other Investment Company Funds not presented herein.

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement directly with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions on the Statement of Operations. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Money Market	$38,544
US Government Money Market	1,505
Tax Free Money Market	29,540

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — .0315%; over $15 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on

Notes to Financial Statements

34

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

each fund with less than $500 million in assets under management. The Funds also reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Fund pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents. For the period ended August 31, 2006, each Fund paid the following shareholder servicing expenses to affiliated service providers.

Funds	State Street	Global Markets	Fiduciary Investors Services	High Net Worth Services	CitiStreet
Money Market	$1,895,567	$1,072,486	$977,309	$208,227	$90
US Government Money Market	357,112	—	678,446	4,285	—
Tax Free Money Market	145,323	—	215,871	243,227	—

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2006.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Money Market Fund against issuer default. For this coverage, the Fund pays a fee to AMBAC of an annual rate of .018% of its daily average net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

35

SSgA

Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

	Money Market	US Government Money Market	Tax Free Money Market
Advisory fees	$1,586,743	$265,248	$132,380
Administration fees	166,907	28,067	24,516
Custodian fees	93,801	35,907	10,721
Distribution fees	264,353	34,928	48,141
Shareholder servicing fees	426,037	98,943	52,689
Transfer agent fees	27,420	7,791	6,889
Trustees' fees	35,388	18,286	6,178
	$2,600,649	$489,170	$281,514

Beneficial Interest

As of August 31, 2006, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
US Government Money Market	1	31.5
Tax Free Money Market	3	83.1

4.  Fund Share Transactions (On a Constant Dollar Basis)

	(amounts in thousands) Fiscal Years Ended August 31,
Money Market	2006	2005
Proceeds from shares sold	$92,279,229	$112,181,725
Proceeds from reinvestment of distributions	249,617	137,765
Payments for shares redeemed	(92,303,478)	(112,890,863)
Total net increase (decrease)	$225,368	$(571,373)
US Government Money Market
Proceeds from shares sold	$17,100,018	$16,120,095
Proceeds from reinvestment of distributions	35,540	16,546
Payments for shares redeemed	(17,664,712)	(15,552,148)
Total net increase (decrease)	$(529,154)	$584,493
Tax Free Money Market
Proceeds from shares sold	$7,925,809	$5,315,016
Proceeds from reinvestment of distributions	7,680	3,271
Payments for shares redeemed	(7,865,354)	(5,262,843)
Total net increase (decrease)	$68,135	$55,444

5.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Interest Income on the Statement of Operations for the Money Market Fund includes $2,459 received from the Interfund Lending Program for the period ended August 31, 2006. At period end, the Money Market Fund recorded a receivable from Interfund Lending in the amount of $5,402,459 which is reflected on the Statement of Assets and Liabilities.

Notes to Financial Statements

36

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Money Market Fund, SSgA US Government Money Market Fund and SSgA Tax Free Money Market Fund (the "Funds")(three of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2006, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

37

SSgA
Money Market Funds

Tax Information — August 31, 2006 (Unaudited)

Of the dividends paid by the Tax Free Money Market Fund from the net investment income for the taxable year ended August 31, 2006, 100% were exempt interest dividends which are tax exempt for purposes of regular income tax, and for purposes of the federal alternative minimum tax.

Please consult a tax adviser for any questions about federal or state income tax laws.

Tax Information

38

SSgA
Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

39

SSgA
Money Market Funds

Shareholder Requests for Additional Information — August 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

40

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	• Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

41

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

42

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	• Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

43

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, a.m. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

44

SSgA
Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

45

SSgA
Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

46

MMAR-08/06 (47337)

INSTITUTIONAL
MONEY MARKET FUNDS

US Treasury Money Market Fund

Prime Money Market Fund

Annual Report

August 31, 2006

SSgA Funds

Institutional Money Market Funds

Annual Report

August 31, 2006

"SSgA®" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objective and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or another governmental agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

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SSgA Institutional Money Market Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all of the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

3

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SSgA

US Treasury Money Market Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,024.20	$1,024.20
Expenses Paid During Period *	$1.02	$1.02

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

US Treasury Money Market Fund

5

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SSgA

US Treasury Money Market Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Share	Rate %	Date of Maturity	Value $
United States Treasury - 20.6%
United States Treasury Bill	300,000	5.040	09/07/06	299,748
Total United States Treasury (amortized cost $299,748)				299,748
Total Investments - 20.6% (amortized cost $299,748)				299,748
Repurchase Agreements - 79.8%
Agreement with ABN AMRO and The Bank of New York, Inc. (Tri-Party) of $275,000 dated August 31, 2006 at 5.240% to be repurchased at $275,040 on September 1, 2006, collateralized by: $280,500 par United States Treasury Obligations, valued at $280,500				275,000
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.230% to be repurchased at $50,007 on September 1, 2006, collateralized by: $49,716 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with Bear Stearns and JP Morgan Chase & Co. (Tri-Party) of $45,968 dated August 31, 2006 at 5.230% to be repurchased at $45,975 on September 1, 2006, collateralized by: $50,000 par United States Treasury Obligations, valued at $46,911				45,968
Agreement with Bear Stearns of $4,032 dated August 31, 2006 at 5.230% to be repurchased at $4,033 on September 1, 2006, collateralized by: $4,385 par United States Treasury Obligations, valued at $4,133				4,032
Agreement with BNP Paribas and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.230% to be repurchased at $50,007 on September 1, 2006, collateralized by: $37,769 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with Credit Suisse First Boston, LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 31, 2006 at 5.240% to be repurchased at $50,007 on September 1, 2006, collateralized by: $42,584 par United States Treasury Obligations, valued at $50,001				50,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.230% to be repurchased at $50,007 on September 1, 2006, collateralized by: $44,480 par United States Treasury Obligations, valued at $51,000				50,000
Agreement with Fortis Securities, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.230% to be repurchased at $50,007 on September 1, 2006, collateralized by: $49,020 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with Goldman Sachs and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.180% to be repurchased at $50,007 on September 1, 2006, collateralized by: $51,109 par United States Treasury Obligations, valued at $51,001				50,000
Agreement with Greenwich Capital of $50,000 dated August 31, 2006 at 5.220% to be repurchased at $50,007 on September 1, 2006, collateralized by: $54,423 par United States Treasury Obligations, valued at $51,247				50,000

US Treasury Money Market Fund

SSgA

US Treasury Money Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

Value $
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $232,775 dated August 31, 2006 at 5.230% to be repurchased at $232,809 on September 1, 2006, collateralized by: $241,200 par United States Treasury Obligations, valued at $237,436	232,775
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 31, 2006 at 5.200% to be repurchased at $50,007 on September 1, 2006, collateralized by: $50,445 par United States Treasury Obligation, valued at $51,005	50,000
Agreement with Merrill Lynch Pierce Fenner & Smith, Inc. and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 31, 2006 at 5.220% to be repurchased at $50,007 on September 1, 2006, collateralized by: $48,156 par United States Treasury Obligation, valued at $51,005	50,000
Agreement with Morgan Stanley, Inc. and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.230% to be repurchased at 50,007 on September 1, 2006, collateralized by: $41,284 par United States Treasury Obligations, valued at $51,001	50,000
Agreement with Salomon Smith Barney and The Bank of New York, Inc. (Tri-Party) of $50,000 dated August 31, 2006 at 5.180% to be repurchased at $50,007 on September 1, 2006, collateralized by: $48,728 par United States Treasury Obligations, valued at $51,001	50,000
Agreement with UBS Warburg, LLC and JP Morgan Chase & Co. (Tri-Party) of $50,000 dated August 31, 2006 at 5.220% to be repurchased at $50,007 on September 1, 2006, collateralized by: $37,827 par United States Treasury Obligation, valued at $51,005	50,000
Total Repurchase Agreements (identified cost $1,157,775)	1,157,775
Total Investments and Repurchase Agreements - 100.4% (cost $1,457,523)(†)	1,457,523
Other Assets and Liabilities, Net - (0.4%)	(5,430)
Net Assets - 100.0%	1,452,093

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

SSgA
US Treasury Money Market Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
United States Treasury	20.6
Repurchase Agreements	79.8
Total Investments and Repurchase Agreements	100.4
Other Assets and Liabilities, Net	(0.4)
100.0

See accompanying notes which are an integral part of the financial statements.

US Treasury Money Market Fund

9

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SSgA

Prime Money Market Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for the institutional class is from March 1, 2006 to August 31, 2006.

Prime Money Market Fund Class T closed effective August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,024.60	$1,024.20
Expenses Paid During Period *	$1.02	$1.02

* Expenses are equal to the Fund's expense ratio of .20% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Prime Money Market Fund

11

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SSgA

Prime Money Market Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Corporate Bonds & Notes - 23.0%
Alliance & Leicester PLC (Ê)	95,000	5.310	09/30/07	95,000
American Centurion Bank (Ê)	65,000	5.288	09/27/06	65,000
American Centurion Bank (Ê)	50,000	5.285	02/21/07	49,998
American Centurion Bank (Ê)	100,000	5.340	08/10/07	100,000
American Centurion Bank (Ê)	45,000	5.285	09/21/07	45,000
Bank of America Corp. (Ê)	70,000	5.310	12/08/06	70,000
Bank of America Corp. (Ê)	75,000	5.315	02/28/07	75,000
Bank of America Corp. (Ê)	175,000	5.315	04/18/07	175,000
Bank of Ireland (Ê)	100,000	5.305	09/20/07	100,000
Eli Lilly & Co. (Ê)	50,000	5.372	09/01/07	50,000
General Electric Capital Corp. (Ê)	225,000	5.286	09/24/07	225,000
Goldman Sachs Group, Inc. (Ê)	48,000	5.430	10/02/06	48,000
Goldman Sachs Group, Inc. (Ê)	100,000	5.413	12/11/06	100,000
Goldman Sachs Group, Inc. (Ê)	25,000	5.413	12/18/06	25,000
Goldman Sachs Group, Inc. (Ê)	50,000	5.433	03/13/07	50,000
Goldman Sachs Group, Inc. (Ê)	30,000	5.430	08/13/07	30,000
HBOS Treasury Services PLC	100,000	5.270	02/05/07	100,000
HBOS Treasury Services PLC (Ê)	100,000	5.338	09/09/07	100,000
JP Morgan Chase & Co. (Ê)	145,000	5.361	09/09/07	145,000
Macquarie Bank Ltd. (Ê)	50,000	5.305	04/20/07	50,000
Merrill Lynch & Co. Inc. (Ê)	80,000	5.456	09/04/07	80,000
Morgan Stanley (Ê)	80,000	5.456	09/04/07	80,000
Morgan Stanley (Ê)	50,000	5.390	09/15/07	50,000
National Australia Bank (Ê)	95,000	5.376	09/07/07	95,000
National City Bank of Indiana (Ê)	28,800	5.480	01/12/07	28,802
Nordea Bank (Ê)	63,000	5.340	09/11/07	63,000
Northern Rock PLC (Ê)	100,000	5.430	02/02/07	100,000
Northern Rock PLC (Ê)	60,000	5.406	09/07/07	60,000
UnCredito Italiano SpA	35,000	5.340	09/15/07	35,000
Washington Mutual Bank (Ê)	55,000	5.306	04/20/07	55,000
Wells Fargo & Company (Ê)	100,000	5.380	09/03/07	100,000
Westpac Banking Corp. (Ê)	82,000	5.300	09/16/07	82,000
Total Corporate Bonds & Notes (amortized cost $2,526,800)				2,526,800
Domestic Certificates of Deposit - 3.6%
First Tennessee Bank	100,000	5.340	11/28/06	100,000
Washington Mutual Bank (Ê)	100,000	5.390	09/17/07	100,000
Wells Fargo Bank	200,000	5.280	09/07/06	200,000
Total Domestic Certificates of Deposit (amortized cost $400,000)				400,000
Domestic Commercial Paper - 17.5%
Aegis Finance LLC	100,000	5.340	09/07/06	99,911
Bavaria TRR Corp.	100,000	5.330	09/06/06	99,926
Bavaria TRR Corp.	175,000	5.400	09/06/06	174,869
Cobbler Funding LLC	173,107	5.300	09/15/06	172,750
Dakota Notes	186,000	5.270	09/14/06	185,646
Dakota Notes	100,000	5.400	11/02/06	99,070
Davis Square Funding III Corp.	120,000	5.330	11/07/06	118,810

Prime Money Market Fund

13

SSgA
Prime Money Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Davis Square Funding IV Corp.	124,350	5.400	10/02/06	123,772
Edison Asset Securitization LLC	100,000	5.310	12/21/06	98,363
General Electric Capital Corp.	85,000	4.540	10/13/06	84,550
Giro Balanced Funding Corp.	150,000	5.280	09/15/06	149,692
Giro Balanced Funding Corp.	181,250	5.380	10/20/06	179,923
Grampian Funding Ltd.	25,000	5.100	10/31/06	24,788
Grampian Funding Ltd.	100,000	5.380	12/18/06	98,385
Klio Funding III Ltd.	100,445	5.280	09/22/06	100,135
Ormond Quay Funding LLC	117,000	5.335	09/07/06	116,895
Total Domestic Commercial Paper (amortized cost $1,927,485)				1,927,485
Eurodollar Certificates of Deposit - 3.8%
Calyon NY	175,000	4.735	10/13/06	175,000
Societe Generale	100,000	5.500	02/07/07	100,000
Societe Generale	100,000	5.310	04/19/07	100,000
UniCredito Italiano SpA (Ê)	41,000	5.300	05/30/07	40,997
Total Eurodollar Certificates of Deposit (amortized cost $415,997)				415,997
Foreign Commercial Paper - 6.0%
Danske Corp.	250,000	4.565	10/13/06	248,669
Macquarie Bank Ltd. (Ê)	100,000	5.305	07/20/07	99,991
Nordea North America Inc.	100,000	5.330	09/22/06	99,689
Skandinaviska Enskilda (Ê)	50,000	5.298	11/28/06	49,999
Skandinaviska Enskilda (Ê)	60,000	5.296	01/22/07	60,000
Westpac Capital Corp.	100,000	5.070	11/06/06	99,071
Total Foreign Commercial Paper (amortized cost $657,419)				657,419
United States Government Agencies - 0.4%
Freddie Mac	50,000	5.250	05/16/07	49,981
Total United States Government Agencies (amortized cost $49,981)				49,981
Yankee Certificates of Deposit - 27.4%
Banco Bilbao Vizcaya Argentaria	81,075	5.300	01/31/07	81,014
Banco Bilbao Vizcaya Argentaria	100,000	5.505	08/03/07	100,004
Bank of Nova Scotia	200,000	5.280	09/06/06	200,000
Barclays Bank PLC	198,500	5.361	07/05/07	198,473
Canadian Imperial Bank Corp. (Ê)	100,000	5.320	11/24/06	100,000
Canadian Imperial Bank Corp. (Ê)	100,000	5.340	02/28/07	100,000
Credit Suisse First Boston	300,000	5.290	09/12/06	300,000
Deutsche Bank AG	81,000	4.810	10/30/06	81,000
Dexia Bank (Ê)	150,000	5.330	10/03/06	149,997
Fortis Bank	50,000	4.730	10/13/06	50,000
HBOS Treasury Services PLC (Ê)	55,000	5.452	03/17/07	55,000
HBOS Treasury Services PLC (Ê)	75,000	5.285	06/19/07	75,000
Landesbank Baden-Wuerttemberg	225,000	5.455	09/22/06	225,000
Lloyds Bank PLC	300,000	5.330	09/12/06	300,000
Royal Bank of Canada	100,000	5.280	09/20/06	100,000

Prime Money Market Fund

14

SSgA
Prime Money Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Rate %	Date of Maturity	Value $
Royal Bank of Scotland	100,000	5.270	09/14/07	99,974
Svenska Handelsbanken	200,000	5.290	09/20/06	200,000
Svenska Handelsbanken (Ê)	95,000	5.263	12/28/06	94,989
Toronto Dominion Bank	200,000	5.505	05/03/07	200,007
UBS AG	300,000	5.285	09/20/06	300,000
Total Yankee Certificates of Deposit (amortized cost $3,010,458)				3,010,458
Total Investments - 81.7% (amortized cost $8,988,140)				8,988,140
Repurchase Agreements - 19.3%
Agreement with Bank of America and The Bank of New York, Inc. (Tri-Party) of $671,831 dated on August 31, 2006 at 5.280% to be repurchased at $671,930 on September 1, 2006, collateralized by: $830,858 par various United States Government Agency Mortgage Obligations, valued at $685,268				671,831
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $100,000 dated August 31, 2006, at 5.393% to be repurchased at $100,015 on September 1, 2006, collateralized by: 3,474 shares various Equities, valued at $105,000				100,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $114,000 dated August 31, 2006, at 5.300% to be repurchased at $114,017 on September 1, 2006, collateralized by: $112,460 par various Commercial Paper, valued at $116,280				114,000
Agreement with Deutsche Bank AG and The Bank of New York, Inc. (Tri-Party) of $170,000 dated August 31, 2006, at 5.300% to be repurchased at $170,025 on September 1, 2006, collateralized by: $167,703 par various Corporate Obligations, valued at $173,400				170,000
Agreement with HSBC Securities, Inc. and JP Morgan Chase & Co. (Tri-Party) of $1,000,000 dated on August 31, 2006 at 5.290% to be repurchased at $1,000,147 on September 1, 2006, collateralized by: $1,015,785 par various United States Government Agency Mortgage Obligations, valued at $1,020,002				1,000,000
Agreement with Lehman Brothers, Inc. and JP Morgan Chase & Co. (Tri-Party) of $65,000 dated on August 31, 2006 at 5.353% to be repurchased at $65,010 on September 1, 2006, collateralized by: $67,296 par various Municipal Bonds, valued at $67,602				65,000
Total Repurchase Agreements (identified cost $2,120,831)				2,120,831
Total Investments and Repurchase Agreements - 101.0% (cost $11,108,971) (†)				11,108,971
Other Assets and Liabilities, Net - (1.0%)				(112,862)
Net Assets - 100.0%				10,996,109

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

15

SSgA
Prime Money Market Fund

Presentation of Porfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Corporate Bonds & Notes	23.0
Domestic Certificates of Deposit	3.6
Domestic Commercial Paper	17.5
Eurodollar Certificates of Deposit	3.8
Foreign Commercial Paper	6.0
United States Government Agencies	0.4
Yankee Certificates of Deposit	27.4
Repurchase Agreements	19.3
Total Investments and Repurchase Agreements	101.0
Other Assets and Liabilities, Net	(1.0)
100.0

See accompanying notes which are an integral part of the financial statements.

Prime Money Market Fund

16

SSgA
Institutional Money Market Funds

Notes to Schedules of Investments — August 31, 2006

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(†)  The identified cost for federal income tax purposes.

Notes to Schedules of Investments

17

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SSgA
Institutional Money Market Funds

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Assets
Investments, at identified cost	$299,748	$8,988,140
Investments at amortized cost which approximates value	299,748	8,988,140
Repurchase agreements at cost which approximates value	1,157,775	2,120,831
Receivables:
Interest	169	39,065
From Adviser	—	108
Prepaid expenses	22	135
Total assets	1,457,714	11,148,279
Liabilities
Payables:
Investments purchased	—	100,237
Accrued fees to affiliates	220	1,917
Other accrued expenses	35	336
Dividends	5,366	49,680
Total liabilities	5,621	152,170
Net Assets	$1,452,093	$10,996,109
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$64	$74
Accumulated net realized gain (loss)	(5)	67
Shares of beneficial interest	1,452	10,994
Additional paid-in capital	1,450,582	10,984,974
Net Assets	$1,452,093	$10,996,109
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$1.00	$1.00
Net assets	$1,452,093,026	$10,996,108,984
Shares outstanding ($.001 par value)	1,452,097,569	10,996,029,849

*  Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

19

SSgA
Institutional Money Market Funds

Statement of Operations — For the Period Ended August 31, 2006

Amounts in thousands	US Treasury Money Market Fund	Prime Money Market Fund
Investment Income
Interest	$53,706	$521,732
Expenses
Advisory fees	3,019	17,068
Administrative fees	370	3,489
Custodian fees	218	1,618
Distribution fees	281	2,280
Transfer agent fees	38	121
Professional fees	38	213
Registration fees	14	31
Shareholder servicing fees	302	2,845
Trustees' fees	49	356
Insurance fees	16	2,249
Printing fees	9	93
Miscellaneous	26	76
Expenses before reductions	4,380	30,439
Expense reductions	(1,964)	(7,676)
Net expenses	2,416	22,763
Net investment income (loss)	51,290	498,969
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investments	(6)	185
Net Increase (Decrease) in Net Assets from Operations	$51,284	$499,154

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

20

SSgA
Institutional Money Market Funds

Statement of Changes in Net Assets — For the Periods Ended August 31,

	US Treasury Money Market Fund		Prime Money Market Fund
Amounts in thousands	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$51,290	$27,161	$498,969	$270,688
Net realized gain (loss)	(6)	36	185	(1)
Net increase (decrease) in net assets from operations	51,284	27,197	499,154	270,687
Distributions
From net investment income	(51,290)	(27,161)	(498,969)	(270,688)
Share Transactions
Net increase (decrease) in net assets from share transactions	164,020	628,576	(554,470)	(839,718)
Total Net Increase (Decrease) in Net Assets	164,014	628,612	(554,285)	(839,719)
Net Assets
Beginning of period	1,288,079	659,467	11,550,394	12,390,113
End of period	$1,452,093	$1,288,079	$10,996,109	$11,550,394
Undistributed (overdistributed) net investment income included in net assets	$64	$64	$74	$74

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

21

SSgA
Institutional Money Market Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)	$ Distributions from Net Investment Income	$ Net Asset Value, End of Period	% Total Return
US Treasury Money Market Fund
August 31, 2006	1.0000	.0427	(.0427)	1.0000	4.36
August 31, 2005	1.0000	.0230	(.0230)	1.0000	2.32
August 31, 2004	1.0000	.0087	(.0087)	1.0000	.88
August 31, 2003	1.0000	.0113	(.0113)	1.0000	1.13
August 31, 2002	1.0000	.0181	(.0181)	1.0000	1.83
Prime Money Market Fund
August 31, 2006	1.0000	.0438	(.0438)	1.0000	4.47
August 31, 2005	1.0000	.0239	(.0239)	1.0000	2.41
August 31, 2004	1.0000	.0095	(.0095)	1.0000	.97
August 31, 2003	1.0000	.0124	(.0124)	1.0000	1.25
August 31, 2002	1.0000	.0209	(.0209)	1.0000	2.11

(a)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less that .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

22

	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(a)	% Ratio of Expenses to Average Net Assets, Gross	% Ratio of Net Investment Income to Average Net Assets(a)
US Treasury Money Market Fund
August 31, 2006	1,452,093	.20	.36	4.25
August 31, 2005	1,288,079	.20	.36	2.39
August 31, 2004	659,467	.20	.36	.86
August 31, 2003	874,212	.20	.36	1.16
August 31, 2002	1,265,470	.20	.36	1.85
Prime Money Market Fund
August 31, 2006	10,996,109	.20	.27	4.39
August 31, 2005	11,550,394	.20	.27	2.31
August 31, 2004	12,390,113	.20	.27	.96
August 31, 2003	11,089,939	.20	.27	1.21
August 31, 2002	6,156,731	.20	.27	2.02

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

23

SSgA
Institutional Money Market Funds

Notes to Financial Statements — August 31, 2006

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2006. These financial statements report on two Funds, the SSgA US Treasury Money Market Fund and the SSgA Prime Money Market Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On August 25, 2003 the Funds Class T prospectus became effective. The Prime Money Market Fund Class T closed effective August 31, 2006. Each class had different distribution and shareholder servicing fee arrangements.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

The investments of the Funds are valued utilizing the amortized cost valuation method (which approximates market value) as permitted in accordance with Rule 2a-7 of the 1940 Act. Under this method, each portfolio instrument is initially valued at cost, and thereafter assumes a constant accretion/amortization to maturity of any discount or premium.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis, which in most instances is the same as the settlement date. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended, referred to in Subchapter M. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may have net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. At August 31, 2006, the Funds had no capital loss carryforwards.

As of August 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	US Treasury Money Market	Prime Money Market
Undistributed Ordinary Income	$5,452,685	$49,976,303
Tax Composition of Distributions:
Ordinary Income	$51,289,673	$498,969,284

Notes to Financial Statements

24

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

As permitted by tax regulations, the US Treasury Money Market Fund intends to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006 of $5,750, and treat it as arising in the fiscal year 2007.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Funds' net assets and results of operations.

Dividends and Distributions to Shareholders

The Funds declare and record dividends on net investment income daily and pay them monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. Each Fund may periodically make reclassifications among certain of its capital accounts without impacting net asset value for differences between federal tax regulations and generally accepted accounting principles.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to non-deductible deferred compensation and capital loss carryforwards. For the period ended August 31, 2006, there were no permanent differences between book and tax accounting.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

Repurchase Agreements

The Funds may enter into repurchase agreements maturing within a specified date with domestic dealers, banks and other financial institutions deemed to be creditworthy by the investment manager whereby a Fund, through its custodian or third party custodian, receives delivery of underlying securities as collateral. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty.

SSgA Funds Management, Inc. (the "Adviser") reviews the tri-party repurchase agreement collateral support from the two custodian banks (Bank of New York and JP Morgan Chase) utilized to ensure that the collateralization rates are equal or greater than 102%. As is standard in the investment management industry, on a daily basis the Adviser recalculates a sample of tri-party repurchase agreement collateral positions. The custodian will notify the counterparty to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited.

3.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which directs the investments of each Fund in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated based upon average daily net assets and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
US Treasury Money Market	0.25
Prime Money Market	0.15

The Adviser has contractually agreed on the US Treasury Money Market Fund to waive .15% of its .25% Advisory fee until December 31, 2010. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average

Notes to Financial Statements

25

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring fees and extraordinary expenses). The total amounts of the waiver and reimbursement for the period ended August 31, 2006 was $1,811,165 and $152,547, respectively.

The Adviser has contractually agreed on the Prime Money Market Fund to waive .05% of its .15% Advisory fee until December 31, 2010. The Adviser also contractually agreed to reimburse the Fund for all expenses in excess of .20% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $5,689,314. The total amount of the reimbursement for the period ended August 31, 2006 was $1,964,783.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary according to the number of positions and transactions plus out-of-pocket expenses.

The SSgA Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund"). As of August 31, 2006, $172,696,312 represents the investments of other Investment Company Funds not presented herein.

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement directly with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. The custody credits are included in the expense reductions in Statement of Operations. During the period, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Amount Paid
US Treasury Money Market	$319
Prime Money Market	22,226

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all five of the Investment Company's money market portfolios: $0 up to $15 billion — .0315%; over $15 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the

Notes to Financial Statements

26

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Funds have Shareholder Service Agreements with State Street. For these services, each Fund pays a maximum of .025% to State Street, based on the average daily value of all Fund shares held. For the period ended August 31, 2006, the Funds paid the following shareholder servicing expenses to affiliated service providers:

State Street
US Treasury Money Market	$301,861
Prime Money Market	2,844,656

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of a Fund on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of a Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Funds' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Funds' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Funds will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2006.

Insurance

The Investment Company has entered into an agreement with AMBAC Assurance Corporation to provide additional insurance coverage on the Prime Money Market Fund against issuer default. For this coverage, the Fund pays a fee to AMBAC of an annual rate of .018% of its daily net assets.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the Funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

	US Treasury Money Market	Prime Money Market
Advisory fees	$111,677	$954,192
Administration fees	28,489	254,216
Custodian fees	15,762	132,721
Distribution fees	17,370	211,048
Shareholder servicing fees	26,424	241,047
Transfer agent fees	5,846	23,737
Trustees' fees	13,961	99,701
	$219,529	$1,916,662

Beneficial Interest

As of August 31, 2006, the following table includes shareholders (all of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
US Treasury Money Market	2	82.6
Prime Money Market	1	90.8

Notes to Financial Statements

27

SSgA
Institutional Money Market Funds

Notes to Financial Statements, continued — August 31, 2006

4.  Fund Share Transactions (On a Constant Dollar Basis):

	(amounts in thousands) Fiscal Years Ended August 31,
US Treasury Money Market	2006	2005
Proceeds from shares sold	$22,332,926	$15,442,700
Proceeds from reinvestment of distributions	47,739	23,055
Payments for shares redeemed	(22,216,645)	(14,837,179)
Total net increase (decrease)	$164,020	$628,576
Prime Money Market
Institutional Class
Proceeds from shares sold	$152,815,741	$153,688,746
Proceeds from reinvestment of distributions	472,474	244,080
Payments for shares redeemed	(153,842,685)	(154,772,544)
	(554,470)	(839,718)
Class T*
Proceeds from shares sold	$256	$—
Proceeds from reinvestment of distributions	24	—
Payments for shares redeemed	(280)	—
	—	—
Total net increase (decrease)	$(554,470)	$(839,718)

*  The Prime Money Market Fund Class T closed effective August 31, 2006.

Notes to Financial Statements

28

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA US Treasury Money Market Fund and SSgA Prime Money Market Fund (the "Funds") (two of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2006, the results of their operations for the year then ended, the changes in their net assets and financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

29

SSgA
Institutional Money Market Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

30

SSgA
Institutional Money Market Funds

Shareholder Requests for Additional Information — August 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

31

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	• Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

32

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

33

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

34

SSgA
Institutional Money Market Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000.	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

35

SSgA
Institutional Money Market Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

36

IMMAR-08/06 (47333)

FIXED INCOME FUNDS

Yield Plus Fund

Bond Market Fund

Bond Market Fund – Class R

Intermediate Fund

High Yield Bond Fund

Annual Report

August 31, 2006

SSgA Funds
Fixed Income Funds

Annual Report

August 31, 2006

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Fixed Income Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

3

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SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks high current income and liquidity by investing primarily in a diversified portfolio of high-quality debt securities and by maintaining a portfolio duration of one year or less.

Invests in:  High quality, investment grade debt instruments including corporate bonds, asset-backed securities, mortgage-backed securities, variable and floating rate notes, and high quality money market instruments maintaining duration of one year or less.

Strategy:  The Fund's managers actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

Yield Plus Fund
Period Ended 08/31/06	Total Return
1 Year	4.48%
5 Years	2.27	%+
10 Years	3.91	%+
JP Morgan 3-Month LIBOR#
Period Ended 08/31/06	Total Return
1 Year	4.75%
5 Years	2.46	%+
10 Years	4.04	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Yield Plus Fund

5

SSgA

Yield Plus Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Yield Plus Fund returned 4.48% versus the 4.75% return of the J.P Morgan 3-month LIBOR® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Since June 2004, the Federal Reserve has raised the Federal Funds target by 25 basis points at each meeting. Given this environment, the Fund held a defensive posture on interest rates, keeping duration short, and emphasized investments in structured products. The Fund invests primarily in variable and floating rate securities that reset either monthly or quarterly at a spread over LIBOR. During the past fiscal year, the Federal Reserve raised the Federal Funds rate seven times, from 3.5% to the 5.25% rate that existed at the end of August. The frequent resets of the securities at rising interest rate levels enabled the Fund's yield to rise in step with short-term interest rates. Also, investments primarily in asset backed securities and commercial mortgage backed securities offered attractive yields when compared to alternative short term securities such as Treasury and Federal Agency securities.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The strategy of investing in floating rate asset backed ("ABS") and commercial mortgage backed ("CMBS") securities benefited the Fund as short term rates trended higher over the period. With frequent resets, the Fund benefited from the higher yields that resulted in this period of higher trending short term interest rates. The market environment over the past year was such that these sectors added to yield over LIBOR.

Within the floating rate ABS and CMBS sectors, spreads generally tightened 3-4 basis points over the period, with the exception of the home equity sector of the ABS market, where spreads narrowed by about 10 basis points on average. Asset allocation across the credit spectrum benefited fund performance as the Fund allocated approximately 80% in triple and double A rated sectors, where spreads tightened by 10 and 15 basis points, respectively. Remaining allocations to Single A securities generally were tighter by about 5 basis points.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The London Interbank offered rate (LIBOR) is the interest rate offered by a specific group of London Interbanks for US dollar deposits of a stated maturity.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Yield Plus Fund

6

SSgA

Yield Plus Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,025.50	$1,022.53
Expenses Paid During Period *	$2.71	$2.70

*  Expenses are equal to the Fund's expense ratio of 0.53% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Yield Plus Fund

7

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SSgA
Yield Plus Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 100.6%
Asset-Backed Securities - 68.3%
Access Group, Inc. (Ê) Series 2003-A Class A1 5.915% due 04/25/23	3,365	3,408
ACE Securities Corp. (Ê) Series 2005-HE6 Class A2B 5.524% due 10/25/35	4,000	4,002
Ameriquest Mortgage Securities, Inc. (Ê) Series 2004-R1 Class M5 6.524% due 02/25/34	3,000	3,019
Amortizing Residential Collateral Trust (Ê) Series 2002-BC5 Class M1 6.014% due 07/25/32	1,808	1,815
Argent Securities, Inc. (Ê) Series 2003-W3 Class M1 6.074% due 09/25/33	3,000	3,020
Series 2004-W2 Class M2 6.574% due 04/25/34	4,000	4,059
Asset Backed Funding Certificates (Ê) Series 2004-HE1 Class M2 6.474% due 07/25/34	1,755	1,785
Asset Backed Securities Corp. Home Equity (Ê) Series 2003-HE2 Class M1 6.230% due 04/15/33	3,478	3,481
BA Master Credit Card Trust (Ê) Series 1998-G Class A 5.460% due 02/17/09	2,150	2,150
Camber, PLC (Ê)(l) Series 2006-6A Class B 5.908% due 07/12/43	770	770
Centex Home Equity (Ê) Series 2002-D Class M1 6.394% due 12/25/32	2,830	2,831
Chase Credit Card Master Trust (Ê) Series 2004-1 Class A 5.360% due 05/15/09	5,120	5,120
Chase Funding Mortgage Loan Asset-Backed Certificates (Ê) Series 2001-4 Class 2M1 6.674% due 11/25/31	1,377	1,379
Citibank Credit Card Issuance Trust (Ê) Series 2003-A4 Class A4 5.484% due 03/20/09	2,600	2,601
Countrywide Asset-Backed Certificates (Ê) Series 2004-1 Class M6 6.524% due 12/25/33	2,700	2,714
Series 2004-BC5 Class M5 6.324% due 10/25/34	1,650	1,663

	Principal Amount ($) or Shares	Market Value $
Credit-Based Asset Servicing and Securitization (Ê) Series 2005-CB4 Class AF1 5.444% due 08/25/35	418	418
Series 2005-CB8 Class AF1A 5.414% due 12/25/35	6,657	6,659
Series 2005-CB8 Class M1 5.854% due 12/25/35	2,300	2,310
GE Business Loan Trust (Ê)(l) Series 2004-1 Class A 5.620% due 05/15/32	7,946	7,948
Series 2004-1 Class B 6.030% due 05/15/32	2,384	2,382
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.380% due 06/15/10	8,500	8,503
GSAMP Trust (Ê) Series 2005-HE4 Class B2 6.624% due 08/25/35	1,000	1,005
Series 2005-HE6 Class M1 5.764% due 11/25/35	4,000	4,017
Series 2006-FM1 Class M2 5.644% due 04/25/36	5,000	4,998
Indymac Residential Asset Backed Trust (Ê) Series 2005-D Class M3 5.804% due 03/25/36	5,000	5,020
IXIS Real Estate Capital Trust (Ê) Series 2005-HE3 Class A2 5.434% due 12/25/35	887	887
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-WMC Class M2 5.614% due 07/25/36	3,000	3,000
Long Beach Mortgage Loan Trust (Ê) Series 2005-WL1 Class 3M1 5.804% due 06/25/45	2,000	2,009
Mastr Asset Backed Securities 5.624% due 08/25/36	2,000	2,000
MMCA Automobile Trust (Ê) Series 2002-5 Class B 6.180% due 08/15/09	97	97
MMCA Wholesale Master Owner Trust (Ê)(l) Series 2003-2A 5.730% due 10/15/08	4,800	4,805
Morgan Stanley Home Equity Loans (Ê) Series 2005-3 Class A1 5.434% due 08/25/35	1,336	1,337
National City Credit Card Master Trust (Ê) Series 2002-1 Class A 5.470% due 01/15/09	5,000	5,003

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
New Century Home Equity Loan Trust (Ê) Series 2006-1 Class M1 5.664% due 05/25/36	4,000	4,006
Novastar Home Equity Loan (Ê) Series 2005-3 Class M2 5.794% due 01/25/36	5,000	5,023
Series 2006-1 Class M1 5.624% due 05/25/36	3,000	3,000
Ownit Mortgage Loan Asset Backed Certificates (Ê) Series 2006-3 Class M3 5.694% due 03/25/37	2,805	2,809
Residential Asset Securities Corp. (Ê) Series 2005-KS7 Class A1 5.424% due 08/25/35	383	383
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-HE1 Class M1 5.630% due 05/25/36	4,000	4,000
SG Mortgage Securities Trust (Ê) Series 2005-OPT Class M2 5.774% due 10/25/35	3,500	3,517
SLM Student Loan Trust (Ê) Series 2005-7 Class A1 5.485% due 01/25/18	3,155	3,153
Series 2003-B Class A2 5.729% due 03/15/22	4,000	4,048
SMS Student Loan Trust (Ê) Series 1998-A Class A2 5.620% due 07/28/26	1,499	1,503
Stack, Ltd. (Ê)(l) Series 2006-1A Class 2 5.857% due 08/10/46	1,585	1,585
Structured Asset Investment Loan Trust (Ê) Series 2003-BC2 Class M1 6.244% due 04/25/33	2,000	2,003
Series 2003-BC3 Class M1 6.749% due 04/25/33	5,000	5,004
Series 2003-BC1 Class M2 7.174% due 10/25/33	3,000	3,012
7.074% due 11/25/33	2,700	2,724
Series 2004-4 Class M5 6.774% due 04/25/34	2,440	2,440
Series 2004-BNC Class M3 6.624% due 12/25/34	3,811	3,837
Structured Asset Securities Corp. (Ê) Series 2005-WF2 Class M1 5.704% due 05/25/35	2,000	2,010
		160,272

	Principal Amount ($) or Shares	Market Value $
International Debt - 21.0%
ARMS II (Ê) Series 2004-G3 Class A1A 5.717% due 01/10/35	3,209	3,218
Cairn Mezzanine ABS CDO PLC (Ê)(l) Series 2006-1A Class 2 Zero coupon due 12/09/46	1,500	1,500
Crusade Global Trust (Ê) Series 2003-1 Class A 5.707% due 01/17/34	1,034	1,036
Series 2003-2 Class A 5.586% due 09/18/34	2,420	2,425
Granite Master Issuer PLC (Ê)(l) Series 2006-1A Class A5 5.463% due 12/20/54	5,000	5,005
Granite Mortgages PLC (Ê) Series 2002-1 Class 1A2 5.660% due 07/20/19	2,046	2,048
Series 2002-2 Class 1A2 5.680% due 01/20/43	3,026	3,030
Series 2004-3 Class 2A1 5.554% due 09/20/44	1,500	1,502
Holmes Financing PLC (Ê) Series 2005-9 Class 2A 5.567% due 07/15/13	11,000	11,007
Medallion Trust (Ê) Series 2002-1G Class A1 5.677% due 04/17/33	2,246	2,252
Montauk Point CDO, Ltd. (Ê)(l) Series 2006-2A Class A1J 5.678% due 06/07/46	1,460	1,458
Permanent Financing PLC (Ê) Series 2004-4 Class 2A 5.370% due 03/10/09	4,500	4,500
Series 2004-5 Class 2A 5.410% due 06/10/11	5,000	5,004
Series 2003-3 Class 3A 5.480% due 09/10/33	2,000	2,004
Puma Finance, Ltd. (Ê) Series 2003-G3 Class A 5.710% due 08/08/34	1,441	1,444
Westpac Securitisation Trust (Ê) Series 2002-1G Class A 5.431% due 06/05/33	1,907	1,909
		49,342

Yield Plus Fund

SSgA
Yield Plus Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Mortgage-Backed Securities - 11.3%
Credit Suisse First Boston Mortgage Securities Corp. (l) Series 2003-C4 Class ASP Interest Only STRIP 0.604% due 08/15/36	135,520	1,753
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.604% due 04/25/36	2,673	2,684
Harborview Mortgage Loan Trust (Ê) Series 2005-7 Class 2A2A 5.625% due 06/19/45	2,087	2,094
Morgan Stanley Capital I (l) Interest Only STRIP Series 2003-IQ5 Class X2 1.039% due 04/15/38	38,709	1,183
Residential Accredit Loans, Inc. (Ê) Series 2003-QS1 Class A5 5.974% due 07/25/33	1,113	1,119
Series 2004-QS1 Class A2 5.874% due 01/25/34	1,137	1,141
Residential Asset Securitization Trust (Ê) Series 2003-A8 Class A2 5.674% due 10/25/18	2,348	2,344
Series 2003-A9 Class A3 5.874% due 08/25/33	2,170	2,169
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class M1 5.690% due 05/25/36	3,000	3,000

	Principal Amount ($) or Shares	Market Value $
Sequoia Mortgage Trust (Ê) Series 2003-2 Class A1 5.655% due 06/20/33	59	59
Series 2003-6 Class B1 5.905% due 11/20/33	2,189	2,191
Series 2004-1 Class B1 5.875% due 02/20/34	1,357	1,359
Series 2004-2 Class B2 6.305% due 03/20/34	2,050	2,058
Specialty Underwriting & Residential Finance (Ê) Series 2006-BC3 Class M2 5.614% due 06/25/37	3,500	3,500
		26,654
Total Long-Term Investments (cost $235,962)		236,268
Short-Term Investments - 0.9%
Federated Investors Prime Cash Obligations Fund	662,972	663
Goldman Sachs Financial Square Funds - Prime Obligations Fund	1,378,743	1,379
Total Short-Term Investments (cost $2,042)		2,042
Total Investments - 101.5% (identified cost $238,004)		238,310
Other Assets and Liabilities, Net - (1.5%)		(3,579)
Net Assets - 100.0%		234,731

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

SSgA
Yield Plus Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	68.3
International Debt	21.0
Mortgage-Backed Securities	11.3
Short-Term Investments	0.9
Total Investments	101.5
Other Assets and Liabilities, Net	(1.5)
100.0

See accompanying notes which are an integral part of the financial statements.

Yield Plus Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to maximize total return by investing in fixed-income securities, including, but not limited to, those represented by the Lehman Brothers Aggregate Bond (LBAB) Index.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  The Fund seeks to match the LBAB's index duration at all times while adding value through issue and sector selection. The Fund will actively trade to benefit from short-term yield disparities among different issues of fixed income securities, or otherwise to increase income.

Bond Market Fund – Institutional Class
Period Ended 08/31/06	Total Return
1 Year	1.45%
5 Years	4.50	%+
10 Years	6.02	%+
Bond Market Fund – Class R‡
Period Ended 08/31/06	Total Return
1 Year	1.51%
5 Years	4.32	%+
10 Years	5.67	%+
Lehman Brothers Aggregate Bond Index#
Period Ended 08/31/06	Total Return
1 Year	1.71%
5 Years	4.87	%+
10 Years	6.51	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Bond Market Fund Institutional Class and Class R, together the "Fund", returned 1.45% and 1.51% respectively, versus the 1.71% return of the Lehman Brothers® Aggregate Bond Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The capital markets demonstrated periodic movements toward and away from risk-taking throughout the 12 months. As such, at various points in time, positioning that had performed well in one month was problematic in the following month. Throughout the period, the Fund's focus was on managing the broader portfolio to opportunistically benefit from security types and segments that would prove robust in an environment of rising rates and slowing growth. Within this overarching theme, the Fund endeavored to trade opportunistically as interest rates, inflation expectations and volatility shifted through time. The largest contributors to the Fund's performance results for the period were yield enhancements versus index sectors, successful positions in inflation-protected issues during the fall and again in spring, positions designed to benefit from low volatility, and sector positioning. Detracting items were trades to benefit from a steeper yield curve and the Fund's maturity position versus the Index.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The period from September 2005 through August 2006 was a study in markets in transition. Beginning with the aftermath of Hurricane Katrina in September, the markets retrenched, as the threat of increasing oil prices, a weaker economy and impending inflationary activity loomed large. However, as the fourth quarter in calendar year 2005 unfolded, the dire forecasts faded with the release of each new economic statistic, the economy continued to demonstrate a firm footing (except for the U.S. Gulf of Mexico region). Confidence and risk appetites grew through the beginning of the calendar year 2006 and the first quarter, as the economy continued strong in the face of Fed tightening; albeit, the housing market showed some congestion. By April 2006, Fed Chairman Bernanke was under the microscope for sending conflicting signals about the economy, inflation outlook and the Fed's next move. By May 2006, the bond price roller-coaster had started downhill again, the main catalysts being equity volatility, falling commodity prices, and the exit of leveraged investors. However mid-July 2006 brought consistency in the Fed's representations to the markets and evidence that a reduction in inflation and a soft landing could be in the offing.

In general, the Fund viewed the environment as one where there were clear risk elements for non-Treasury sectors in the form of economic slowing and the credit deterioration that inevitably follows. However, the broadly measured household as well as business credit fundamentals continued to demonstrate solid stability.

An important implementation element in the Fund's results was replication of the government areas of the Index through futures and mortgage-backed forward settlements that allowed the Fund to reinvest cash proceeds in a diversified portfolio of spread product. Through the purchase of Treasury Inflation Protected securities, the Fund was able to opportunistically benefit from changes in inflation expectations. Also contributing importantly to performance were overweights in Commercial Mortgage Backed Securities and Asset Backed Securities, and an underweight to the credit market. Another benefit was the Fund's decision to stay the course in residential mortgage securities, given its comfort that borrower credit quality would remain sound. Offsetting the benefits of these strategies were the Fund's attempt to position the portfolio to benefit from a steepening yield curve which did not develop as the Fund expected, and the maturity positioning vis a vis the market as represented in the Index for this strategy.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Bond Market Fund

SSgA

Bond Market Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The Lehman Brothers Aggregate Bond Index is comprised of all bonds covered by the Lehman Brothers Government/Corporate Bond Index, the Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Total return is comprised of price appreciation/depreciation and income as a percentage of the original investment.

  +  Annualized.

  ‡  Performance for the Bond Market Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Bond Market Fund

SSgA

Bond Market Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,015.10	$1,022.68
Expenses Paid During Period *	$2.54	$2.55

*  Expenses are equal to the Fund's expense ratio of .50% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,016.50	$1,023.04
Expenses Paid During Period *	$2.19	$2.19

*  Expenses are equal to the Fund's expense ratio of .43% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Expenses for Class R are lower for the period due to lower than expected fees for distribution and shareholder service. Such fees may be significantly higher in the future. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 124.1%
Asset-Backed Securities - 21.3%
Argent Securities, Inc. (Ê) Series 2005-W3 Class M2 5.784% due 11/25/35	2,000	2,008
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.764% due 04/25/35	2,500	2,510
Series 2005-HE8 Class M2 5.774% due 11/25/35	1,000	1,005
Series 2006-HE3 Class A3 5.384% due 03/25/36	1,261	1,261
Carrington Mortgage Loan Trust (Ê) Series 2005-OPT Class A1C 5.554% due 05/25/35	3,000	3,005
CDC Mortgage Capital Trust (Ê) Series 2002-HE1 Class A 5.634% due 01/25/33	266	266
Centex Home Equity (Ê) Series 2004-B Class AV1 5.524% due 03/25/34	79	79
Series 2005-D Class M2 5.784% due 10/25/35	2,000	2,011
Countrywide Asset-Backed Certificates (Ê) Series 2003-BC3 Class A2 5.634% due 09/25/33	144	144
Series 2004-BC1 Class A1 5.554% due 04/25/34	754	754
Series 2004-6 Class M5 6.655% due 08/25/34	300	304
Series 2004-BC5 Class M4 6.254% due 09/25/34	357	362
Series 2005-4 Class 3AV2 5.534% due 10/25/35	6,087	6,093
Series 2006-BC2 Class M7 6.224% due 07/25/36	1,125	1,125
Credit-Based Asset Servicing and Securitization (Ê) Series 2005-CB5 Class AF1 5.464% due 08/25/35	529	529
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.764% due 02/01/36	2,000	2,010
Fremont Home Loan Trust (Ê) Series 2005-A Class 1A2 5.604% due 01/25/35	1,904	1,905
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.380% due 06/15/10	1,000	1,000

	Principal Amount ($) or Shares	Market Value $
GMAC Mortgage Corp. Loan Trust Series 2004-HE5 Class A3 3.970% due 09/25/34	1,000	988
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.874% due 03/25/34	1,885	1,894
Series 2005-HE4 Class B2 6.624% due 08/25/35	1,000	1,005
Series 2006-HE5 Class M8 6.424% due 08/25/36	1,500	1,501
Series 2006-HE5 Class M5 7.784% due 08/25/36	2,500	2,500
Home Equity Asset Trust (Ê) Series 2005-8 Class M2 5.774% due 02/25/36	2,000	2,010
HSI Asset Securitization Corp. Trust (Ê) Series 2006-OPT Class M8 6.524% due 02/25/36	2,000	2,007
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.684% due 02/25/36	3,000	3,011
Long Beach Mortgage Loan Trust (Ê) Series 2005-1 Class 2A2 5.574% due 02/25/35	382	382
Series 2005-2 Class 2A3 5.624% due 04/25/35	3,000	3,008
Series 2005-3 Class M2 5.814% due 09/25/35	2,500	2,512
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.724% due 12/25/35	600	602
Series 2006-HE4 Class B2 6.374% due 06/25/36	2,000	2,000
Series 2006-WMC Class B2 6.374% due 06/25/36	2,250	2,250
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.794% due 06/25/33	1,367	1,372
Series 2005-5 Class A2 5.414% due 12/25/35	1,474	1,473
PSE&G Transition Funding LLC Series 2001-1 Class A5 6.450% due 03/15/13	485	508
Residential Asset Securities Corp. Series 2003-KS8 Class AI4 4.590% due 08/25/31	1,000	988
Series 2004-KS3 Class A2B2 5.534% due 04/25/34	197	197
Series 2005-KS1 Class M2 5.764% due 11/25/35	1,000	1,005

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 5.574% due 02/25/34	73	73
Series 2006-OP1 Class M2 5.714% due 10/25/35	500	502
Series 2006-FR2 Class B2 6.374% due 03/25/36	2,260	2,263
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.864% due 04/25/35	2,500	2,512
Series 2005-4 Class 2A2 5.524% due 03/25/36	3,100	3,101
Series 2006-OPT Class M4 5.824% due 03/25/36	1,248	1,251
Series 2006-OPT Class M1 5.624% due 05/25/36	3,000	3,004
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.774% due 04/25/34	1,600	1,600
Series 2004-9 Class A6 5.564% due 10/25/34	412	413
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	1,981	1,933
Series 2005-4XS Class 3A4 4.790% due 03/25/35	543	522
Series 2005-WF2 Class A1 5.404% due 05/25/35	471	471
Terwin Mortgage Trust (Ê) Series 2005-12A Class AF1 5.504% due 07/25/36	111	111
Toyota Motor Credit Corp. Series 2005- 4.400% due 10/01/08	100	98
WFS Financial Owner Trust Series 2005-3 Class A3A 4.250% due 06/17/10	250	248
		75,686
Corporate Bonds and Notes - 14.4%
Abbott Laboratories 5.875% due 05/15/16	100	103
AEP Texas Central Co. Series E 6.650% due 02/15/33	100	105
Aetna, Inc. 7.875% due 03/01/11	35	38
Alabama Power Co. 5.700% due 02/15/33	50	49

	Principal Amount ($) or Shares	Market Value $
Alcoa, Inc. 7.375% due 08/01/10	180	193
Allstate Corp. (The) 7.200% due 12/01/09	115	121
5.550% due 05/09/35	85	79
AMBAC Financial Group, Inc. 5.950% due 12/05/35	75	74
American Express Credit Corp. 5.300% due 12/02/15	50	50
American General Finance Corp. 3.875% due 10/01/09	30	29
Ameriprise Financial, Inc. 5.350% due 11/15/10	100	100
AmerUs Group Co. 5.950% due 08/15/15	60	61
Amgen, Inc. 4.000% due 11/18/09	120	116
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	85	88
6.500% due 05/01/42	100	108
Apache Corp. 6.250% due 04/15/12	35	36
Appalachian Power Co. 6.375% due 04/01/36	75	75
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
7.000% due 02/01/31	100	114
Archstone-Smith Operating Trust 3.000% due 06/15/08	40	38
Archstone-Smith Trust 5.750% due 03/15/16	50	50
Arizona Public Service Co. 6.375% due 10/15/11	85	87
Atlantic Richfield Co. 5.900% due 04/15/09	100	102
Avon Products, Inc. 5.125% due 01/15/11	50	49
AXA Equitable Life Insurance Co. (l) 7.700% due 12/01/15	115	131
Bank of America Corp. 7.800% due 02/15/10	400	431
7.400% due 01/15/11	300	324
Bank of America Corp. Cap Trust Bond 5.625% due 03/08/35	150	138
Bank of New York Co., Inc. (The) 6.375% due 04/01/12	40	42
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	150	162
Bank One Corp. 4.125% due 09/01/07	250	246
7.625% due 10/15/26	200	234
8.000% due 04/29/27	200	243

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
BB&T Corp. 4.750% due 10/01/12	75	73
Bear Stearns Cos., Inc. (The) 2.875% due 07/02/08	50	48
5.300% due 10/30/15	325	318
Bellsouth Capital Funding Corp. 7.875% due 02/15/30	150	168
BellSouth Corp. 6.000% due 10/15/11	200	203
Berkshire Hathaway Finance Corp. 4.125% due 01/15/10	200	193
4.850% due 01/15/15	150	144
Black & Decker Corp. 7.125% due 06/01/11	50	53
Boeing Capital Corp. 6.500% due 02/15/12	200	211
Boston Properties, LP 6.250% due 01/15/13	100	103
Boston Scientific Corp. 7.000% due 11/15/35	40	40
Bristol-Myers Squibb Co. 5.750% due 10/01/11	150	152
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	100	98
Burlington Northern Santa Fe Corp. 6.750% due 07/15/11	100	106
Campbell Soup Co. 5.875% due 10/01/08	30	30
6.750% due 02/15/11	50	53
5.000% due 12/03/12	50	49
Cardinal Health, Inc. 6.750% due 02/15/11	65	68
Carolina Power & Light Co. 5.250% due 12/15/15	70	68
Caterpillar Financial Services Corp. Series MTNF 4.500% due 09/01/08	50	49
4.625% due 06/01/15	200	188
5.500% due 03/15/16	75	75
CenterPoint Energy Resources Corp. Series B 7.875% due 04/01/13	50	55
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	325	342
CenturyTel, Inc. Series L 7.875% due 08/15/12	50	54
Charter One Bank NA Series BKNT 5.500% due 04/26/11	125	126

	Principal Amount ($) or Shares	Market Value $
Chevron Phillips Chemical Co. LLC 7.000% due 03/15/11	100	105
Cingular Wireless Services, Inc. 8.750% due 03/01/31	225	284
CIT Group Holdings, Inc. 5.400% due 01/30/16	100	98
CIT Group, Inc. 5.750% due 09/25/07	150	150
4.750% due 08/15/08	100	99
5.600% due 04/27/11	125	126
7.750% due 04/02/12	175	193
6.000% due 04/01/36	50	48
Citigroup, Inc. 4.125% due 02/22/10	325	314
4.625% due 08/03/10	300	294
5.625% due 08/27/12	300	304
4.700% due 05/29/15	325	308
5.300% due 01/07/16	200	197
5.850% due 12/11/34	200	199
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	50	50
Coca-Cola Enterprises, Inc. 5.750% due 11/01/08	150	152
7.000% due 10/01/26	100	112
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	175	198
Comcast Cable Communications, Inc. 6.875% due 06/15/09	300	311
Comcast Corp. 6.500% due 01/15/15	250	258
5.900% due 03/15/16	350	347
Commonwealth Edison Co. 5.900% due 03/15/36	75	71
ConAgra Foods, Inc. 6.750% due 09/15/11	175	184
Consolidated Edison Co. of New York 5.375% due 12/15/15	75	74
5.850% due 03/15/36	75	73
Constellation Energy Group, Inc. 6.125% due 09/01/09	125	127
Consumers Energy Co. Series B 5.375% due 04/15/13	200	196
Coors Brewing Co. 6.375% due 05/15/12	80	83
Countrywide Financial Corp. 6.250% due 05/15/16	125	126
Countrywide Home Loans, Inc. Series MTNL 4.000% due 03/22/11	275	258

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
COX Communications, Inc. 3.875% due 10/01/08	100	97
7.125% due 10/01/12	110	116
5.500% due 10/01/15	50	47
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	248
4.875% due 01/15/15	250	239
Credit Suisse First Boston USA, Inc. 5.250% due 03/02/11	75	75
6.125% due 11/15/11	200	207
5.375% due 03/02/16	100	99
CRH America, Inc. 6.950% due 03/15/12	100	105
CSX Corp. 6.750% due 03/15/11	150	158
CVS Corp. 5.750% due 08/15/11	275	277
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	300	292
5.875% due 03/15/11	200	201
Deere & Co. 7.850% due 05/15/10	32	35
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Dominion Resources, Inc. Series B 5.950% due 06/15/35	100	95
Dow Chemical Co. (The) 5.750% due 12/15/08	200	202
DR Horton, Inc. 6.000% due 04/15/11	100	99
DTE Energy Co. Series A 6.650% due 04/15/09	63	65
Duke Capital LLC 6.250% due 02/15/13	50	51
5.500% due 03/01/14	200	194
Duke Energy Corp. 5.300% due 10/01/15	275	271
EI Du Pont de Nemours & Co. 6.875% due 10/15/09	150	157
Electronic Data Systems Corp. 7.125% due 10/15/09	75	78
Emerson Electric Co. 5.000% due 12/15/14	100	97
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	300	292
5.000% due 03/01/15	100	93

	Principal Amount ($) or Shares	Market Value $
EOP Operating, LP 7.750% due 11/15/07	200	205
5.875% due 01/15/13	50	50
ERP Operating, LP 6.625% due 03/15/12	75	79
Exelon Corp. 5.625% due 06/15/35	85	78
Exelon Generation Co. LLC 6.950% due 06/15/11	100	106
Federated Department Stores, Inc. 6.625% due 04/01/11	50	52
7.450% due 07/15/17	75	83
FIA Credit Services North America 6.625% due 06/15/12	150	159
Fifth Third Bank Series BKNT 4.750% due 02/01/15	100	95
First Data Corp. 3.375% due 08/01/08	200	193
Firstar Bank NA 7.125% due 12/01/09	210	221
FirstEnergy Corp. Series B 6.450% due 11/15/11	200	207
Series C 7.375% due 11/15/31	200	226
FleetBoston Financial Corp. 3.850% due 02/15/08	150	147
6.700% due 07/15/28	200	219
Florida Power & Light Co. 4.850% due 02/01/13	380	369
5.950% due 10/01/33	250	253
Fortune Brands, Inc. 5.375% due 01/15/16	50	48
Gannett Co., Inc. 6.375% due 04/01/12	100	103
GE Global Insurance Holding Corp. 7.750% due 06/15/30	400	470
Genentech, Inc. 4.750% due 07/15/15	100	95
General Dynamics Corp. 4.250% due 05/15/13	60	56
General Electric Capital Corp. Series MTNA 6.500% due 12/10/07	250	254
4.875% due 10/21/10	75	74
5.500% due 04/28/11	50	51
Series MTNA 5.875% due 02/15/12	250	257
6.750% due 03/15/32	950	1,072
General Electric Co. 5.000% due 02/01/13	200	196

Bond Market Fund

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
General Mills, Inc. 3.875% due 11/30/07	50	49
6.000% due 02/15/12	64	66
Genworth Financial, Inc. 4.950% due 10/01/15	50	48
Gillette Co. (The) 2.875% due 03/15/08	50	48
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 5.350% due 01/15/16	200	195
6.125% due 02/15/33	100	98
6.345% due 02/15/34	300	296
Goldman Sachs Group, LP 4.500% due 06/15/10	405	394
5.000% due 10/01/14	800	769
Harris Corp. 5.000% due 10/01/15	50	47
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	50	50
Hartford Life Global Funding Trusts 5.200% due 02/15/11	50	50
Hartford Life, Inc. 7.375% due 03/01/31	30	35
Health Care REIT, Inc. (ö) 6.200% due 06/01/16	25	25
Health Management Associates, Inc. 6.125% due 04/15/16	50	48
Hess Corp. 7.875% due 10/01/29	100	117
7.300% due 08/15/31	200	223
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.750% due 03/15/32	110	114
Home Depot, Inc. 3.750% due 09/15/09	100	96
Hospitality Properties Trust 5.125% due 02/15/15	100	94
HSBC Bank USA Series BKNT 5.625% due 08/15/35	250	236
HSBC Finance Corp. 4.750% due 04/15/10	150	147
8.000% due 07/15/10	150	164
6.375% due 08/01/10	80	83
5.250% due 01/14/11	200	199
6.750% due 05/15/11	250	264
7.000% due 05/15/12	100	108
5.250% due 04/15/15	200	196
5.500% due 01/19/16	250	248

	Principal Amount ($) or Shares	Market Value $
International Business Machines Corp. 5.375% due 02/01/09	150	151
8.375% due 11/01/19	150	187
5.875% due 11/29/32	150	151
International Lease Finance Corp. 4.350% due 09/15/08	365	358
5.125% due 11/01/10	300	298
5.250% due 01/10/13	100	99
International Paper Co. 4.250% due 01/15/09	150	146
iStar Financial, Inc. 5.650% due 09/15/11	100	100
Jefferies Group, Inc. 6.250% due 01/15/36	50	48
John Deere Capital Corp. 3.900% due 01/15/08	100	98
Series MTND 4.500% due 08/25/08	100	98
4.875% due 03/16/09	50	50
7.000% due 03/15/12	50	54
Johnson Controls, Inc. 5.500% due 01/15/16	45	44
JP Morgan Chase Capital XV 5.875% due 03/15/35	250	237
JPMorgan Chase & Co. 7.875% due 06/15/10	200	217
Kellogg Co. 2.875% due 06/01/08	50	48
Series B 7.450% due 04/01/31	50	59
Key Bank NA Series BKNT
7.000% due 02/01/11	125	133
4.950% due 09/15/15	50	48
Kimberly-Clark Corp. 5.625% due 02/15/12	100	102
Kimco Realty Corp. 5.783% due 03/15/16	50	50
Kinder Morgan Energy Partners, LP 6.750% due 03/15/11	35	36
7.125% due 03/15/12	53	56
7.400% due 03/15/31	100	108
Kinder Morgan, Inc. 6.500% due 09/01/12	145	142
Knight Ridder, Inc. 5.750% due 09/01/17	50	47
Kraft Foods, Inc. 5.625% due 11/01/11	150	151
6.500% due 11/01/31	175	186
Kroger Co. (The) 5.500% due 02/01/13	225	220

Bond Market Fund

21

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Lehman Brothers Holdings, Inc. 4.500% due 07/26/10	200	194
5.750% due 05/17/13	100	101
5.500% due 04/04/16	450	445
Lennar Corp. 5.950% due 03/01/13	50	49
Lincoln National Corp. 6.150% due 04/07/36	75	75
Lowe's Cos., Inc. 8.250% due 06/01/10	85	94
Lubrizol Corp. 6.500% due 10/01/34	100	100
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	100	99
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marathon Oil Corp. 6.800% due 03/15/32	100	109
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	75	75
May Department Stores Co. (The) 4.800% due 07/15/09	100	98
Mellon Funding Corp. 6.375% due 02/15/10	150	155
Merck & Co., Inc. 4.375% due 02/15/13	75	70
6.400% due 03/01/28	50	52
Merrill Lynch & Co., Inc. Series MTNB
4.000% due 11/15/07	200	197
6.000% due 02/17/09	275	279
Series MTNB 5.300% due 09/30/15	200	197
6.875% due 11/15/18	100	111
Metlife, Inc. 5.375% due 12/15/12	46	46
5.700% due 06/15/35	100	95
MGIC Investment Corp. 5.375% due 11/01/15	25	24
Midamerican Energy Holdings Co. 5.875% due 10/01/12	75	76
Monsanto Co. 4.000% due 05/15/08	45	44
Morgan Stanley 4.000% due 01/15/10	100	96
6.600% due 04/01/12	200	211
5.300% due 03/01/13	100	99
4.750% due 04/01/14	200	189
5.375% due 10/15/15	125	122
7.250% due 04/01/32	375	429

	Principal Amount ($) or Shares	Market Value $
Motorola, Inc. 8.000% due 11/01/11	125	139
National City Bank of Indiana 4.250% due 07/01/18	100	88
National City Corp. 6.875% due 05/15/19	100	110
National Rural Utilities Cooperative Finance Corp. Series MTNC 7.250% due 03/01/12	250	272
NB Capital Trust IV 8.250% due 04/15/27	65	68
News America Holdings, Inc. 9.250% due 02/01/13	50	59
8.000% due 10/17/16	100	114
News America, Inc. 6.625% due 01/09/08	100	101
Nisource Finance Corp. 6.150% due 03/01/13	100	101
Norfolk Southern Corp. 7.800% due 05/15/27	67	81
7.250% due 02/15/31	70	81
Northrop Grumman Corp. 7.125% due 02/15/11	150	160
Pacific Gas & Electric Co. 3.600% due 03/01/09	300	288
4.800% due 03/01/14	75	72
6.050% due 03/01/34	100	99
Pacificorp 5.250% due 06/15/35	225	204
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	105
7.375% due 12/15/14	480	520
8.625% due 02/01/22	75	90
Pepco Holdings, Inc. 6.450% due 08/15/12	100	103
Pepsi Bottling Group, Inc. Series B 7.000% due 03/01/29	55	62
Pfizer, Inc. 3.300% due 03/02/09	75	72
Pharmacia Corp. 6.600% due 12/01/28	100	112
Pitney Bowes, Inc. 4.625% due 10/01/12	75	72
Plum Creek Timberlands, LP 5.875% due 11/15/15	50	49
PNC Funding Corp. 7.500% due 11/01/09	100	106
Popular North America, Inc. 4.700% due 06/30/09	85	83

Bond Market Fund

22

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
PPL Energy Supply LLC 5.400% due 08/15/14	100	97
Praxair, Inc. 6.375% due 04/01/12	70	73
Principal Life Income Funding Trusts 5.125% due 03/01/11	50	50
Procter & Gamble - Esop Series A 9.360% due 01/01/21	98	124
Procter & Gamble Co. 6.875% due 09/15/09	30	31
Progress Energy, Inc. 5.850% due 10/30/08	100	101
7.100% due 03/01/11	75	80
ProLogis 5.500% due 03/01/13	40	40
Protective Life Secured Trusts 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNC 5.400% due 06/13/35	100	91
PSEG Power LLC 6.950% due 06/01/12	75	79
PSI Energy, Inc. 7.850% due 10/15/07	40	41
5.000% due 09/15/13	100	96
Public Service Co. of Colorado Series 15 5.500% due 04/01/14	100	100
Public Service Electric & Gas Co. 5.000% due 08/15/14	300	290
Pulte Homes, Inc. 7.875% due 08/01/11	80	86
Questar Market Resources, Inc. 6.050% due 09/01/16	100	102
Radian Group, Inc. 5.625% due 02/15/13	50	50
Raytheon Co. 7.000% due 11/01/28	100	112
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	100	101
6.500% due 04/17/13	125	126
Rohm & Haas Co. 7.850% due 07/15/29	50	61
Safeco Corp. 4.875% due 02/01/10	75	74
Sara Lee Corp. 6.250% due 09/15/11	50	51

	Principal Amount ($) or Shares	Market Value $
SBC Communications, Inc. 4.125% due 09/15/09	200	193
5.625% due 06/15/16	300	294
Sempra Energy 7.950% due 03/01/10	80	86
Simon Property Group, LP 6.375% due 11/15/07	60	61
5.750% due 05/01/12	100	101
5.100% due 06/15/15	155	148
SLM Corp. Series MTNA 4.500% due 07/26/10	50	48
5.450% due 04/25/11	100	100
5.125% due 08/27/12	100	98
Series MTNA 5.000% due 10/01/13	150	145
Southern California Edison Co. 5.000% due 01/15/14	100	97
5.625% due 02/01/36	50	48
Southern Co. Capital Funding, Inc. Series C 5.750% due 11/15/15	125	125
Sprint Capital Corp. 6.900% due 05/01/19	900	934
Suntrust Bank Series BKNT 6.375% due 04/01/11	175	182
Swiss Bank Corp. New York 7.000% due 10/15/15	150	166
Tampa Electric Co. 6.375% due 08/15/12	85	89
Target Corp. 7.500% due 08/15/10	120	130
Temple-Inland, Inc. 7.875% due 05/01/12	35	38
Teva Pharmaceutical Finance LLC 5.550% due 02/01/16	75	73
Textron Financial Corp. 6.000% due 11/20/09	95	97
5.125% due 02/03/11	100	99
Thermo Electron Corp. 5.000% due 06/01/15	75	70
Time Warner Entertainment Co., LP Series * 8.375% due 07/15/33	330	378
Time Warner, Inc. 6.875% due 05/01/12	220	230
Tosco Corp. 7.800% due 01/01/27	150	183
8.125% due 02/15/30	200	255
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	101

Bond Market Fund

23

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
TXU Electric Delivery Co. 6.375% due 05/01/12	100	103
7.000% due 05/01/32	100	109
Tyson Foods, Inc. 8.250% due 10/01/11	75	81
Unilever Capital Corp. 7.125% due 11/01/10	175	186
Union Pacific Corp. 6.125% due 01/15/12	350	360
United Technologies Corp. 6.100% due 05/15/12	175	181
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	121
5.800% due 03/15/36	125	121
US Bancorp 5.300% due 04/28/09	125	125
US Bank NA Series BKNT 6.375% due 08/01/11	75	78
Valero Energy Corp. 6.875% due 04/15/12	125	133
4.750% due 06/15/13	125	118
Verizon Global Funding Corp. 6.875% due 06/15/12	590	626
4.375% due 06/01/13	350	326
5.850% due 09/15/35	150	138
Viacom, Inc. (l) 5.750% due 04/30/11	200	198
Virginia Electric and Power Co. Series A 5.400% due 01/15/16	75	73
Series B 6.000% due 01/15/36	175	170
Vornado Realty, LP 5.600% due 02/15/11	50	50
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	425	461
Wachovia Corp. 6.605% due 10/01/25	285	302
5.500% due 08/01/35	100	93
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	209
4.500% due 07/01/15	100	94
Washington Mutual, Inc. 4.375% due 01/15/08	150	148
5.250% due 09/15/17	300	286
Waste Management, Inc. 7.375% due 08/01/10	125	133
WellPoint, Inc. 6.800% due 08/01/12	100	106

	Principal Amount ($) or Shares	Market Value $
Wells Fargo & Co. 4.200% due 01/15/10	50	48
Wells Fargo Bank NA 6.450% due 02/01/11	475	497
Wells Fargo Capital I 7.960% due 12/15/26	200	209
Weyerhaeuser Co. 5.950% due 11/01/08	80	81
6.750% due 03/15/12	200	209
Wyeth 6.950% due 03/15/11	225	238
7.250% due 03/01/23	75	84
XTO Energy, Inc. 5.000% due 01/31/15	400	379
Yum! Brands, Inc. 6.250% due 04/15/16	75	77
Zions Bancorporation 6.000% due 09/15/15	25	25
		51,171
International Debt - 4.2%
Abbey National PLC 7.950% due 10/26/29	80	99
Alberta Energy Co., Ltd. 7.375% due 11/01/31	40	45
Alcan, Inc. 4.500% due 05/15/13	100	93
America Movil SA de CV 4.125% due 03/01/09	200	193
5.750% due 01/15/15	100	98
Anadarko Finance Co. Series B 6.750% due 05/01/11	100	105
7.500% due 05/01/31	200	226
Apache Finance Canada Corp. 7.750% due 12/15/29	45	55
ARMS II (Ê) Series 2004-G3 Class A1A 5.717% due 01/10/35	3,209	3,218
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	80	88
BHP Finance USA 4.800% due 04/15/13	150	145
Burlington Resources Finance Co. 7.200% due 08/15/31	100	116
Canada Government International Bond 5.250% due 11/05/08	100	101
Canada Mortgage & Housing Corp. 4.800% due 10/01/10	50	50
Canadian National Railway Co. 4.400% due 03/15/13	50	47

Bond Market Fund

24

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	150	149
Canadian Pacific, Ltd. 9.450% due 08/01/21	40	54
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	85	84
ChevronTexaco Capital Co. 3.500% due 09/17/07	65	64
3.375% due 02/15/08	100	97
Chile Government International Bond 6.875% due 04/28/09	100	104
Deutsche Telekom International Finance BV 8.000% due 06/15/10	145	158
8.250% due 06/15/30	200	241
Diageo Capital PLC 7.250% due 11/01/09	150	158
Egypt Government AID Bonds 4.450% due 09/15/15	500	479
Eksportfinans A/S 4.750% due 12/15/08	75	75
EnCana Corp. 6.300% due 11/01/11	100	104
European Investment Bank Series GLOB 3.125% due 10/15/07	400	391
3.000% due 06/16/08	100	97
Export-Import Bank of Korea 5.125% due 02/14/11	50	49
Falconbridge, Ltd. 7.350% due 06/05/12	25	27
France Telecom SA 7.750% due 03/01/11	100	109
8.500% due 03/01/31	100	128
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	97
HSBC Holdings PLC 7.500% due 07/15/09	225	238
Hydro-Quebec Series HQ 9.500% due 11/15/30	125	189
Inco, Ltd. 7.200% due 09/15/32	250	265
Inter-American Development Bank 12.250% due 12/15/08	150	173
International Finance Corp. 3.750% due 06/30/09	130	126
5.125% due 05/02/11	70	70
Israel Government International Bond 4.625% due 06/15/13	60	57
Italy Government International Bond 6.875% due 09/27/23	500	573

	Principal Amount ($) or Shares	Market Value $
Kowloon Canton Railway Corp. 8.000% due 03/15/10	100	108
Kreditanstalt fuer Wiederaufbau 3.250% due 03/30/09	200	192
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	140	137
4.125% due 07/15/08	150	147
3.875% due 03/15/10	175	169
Malaysia Government International Bond 7.500% due 07/15/11	125	136
Mexico Government International Bond 9.875% due 02/01/10	400	456
8.375% due 01/14/11	300	334
6.375% due 01/16/13	150	156
Series MTNA 5.875% due 01/15/14	200	203
6.625% due 03/03/15	100	106
5.625% due 01/15/17	100	99
MTR Corp. 7.500% due 02/04/09	80	84
Nordic Investment Bank 3.875% due 06/15/10	100	96
Norsk Hydro ASA 7.250% due 09/23/27	50	58
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	200	191
Petro-Canada 4.000% due 07/15/13	50	45
5.350% due 07/15/33	100	87
Poland Government International Bond 6.250% due 07/03/12	85	89
Province of Ontario 5.500% due 10/01/08	200	202
Province of Quebec 5.750% due 02/15/09	250	254
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	35	33
Royal Bank of Scotland Group PLC 5.000% due 11/12/13	400	389
Royal KPN NV 8.000% due 10/01/10	75	81
Santander Central Hispano Issuances, Ltd. 7.625% due 09/14/10	100	108
Scottish Power PLC 5.810% due 03/15/25	100	97
SMBC International Finance NV 8.500% due 06/15/09	70	75
South Africa Government International Bond 7.375% due 04/25/12	150	161

Bond Market Fund

25

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	98
Talisman Energy, Inc. 5.850% due 02/01/37	25	23
Teck Cominco, Ltd. 5.375% due 10/01/15	50	48
Telecom Italia Capital SA 4.000% due 01/15/10	250	238
5.250% due 10/01/15	200	187
6.375% due 11/15/33	100	94
Telefonica Europe BV 7.750% due 09/15/10	125	135
Telefonos de Mexico SA de CV 4.750% due 01/27/10	100	97
TELUS Corp. 8.000% due 06/01/11	100	110
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	250	247
Thomson Corp. (The) 6.200% due 01/05/12	100	103
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	100	92
Transocean, Inc. 7.500% due 04/15/31	100	116
		14,916
Mortgage-Backed Securities - 65.7%
Banc of America Commercial Mortgage, Inc. Series 2003-2 Class A4 5.061% due 03/11/41	250	245
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.392% due 03/25/35	402	393
Series 2005-I Class 2A2 4.874% due 10/25/35	4,171	4,158
Series 2005-L Class 2A2 5.242% due 01/25/36	4,837	4,807
Bank of America Alternative Loan Trust Series 2005-9 Class 2CB1 6.000% due 10/25/35	2,575	2,570
Series 2006-3 Class 6A1 6.000% due 04/25/36	2,859	2,880
Capco America Securitization Corp. Series 1998-D7 Class A1A 5.860% due 10/15/30	173	172
Citigroup Commercial Mortgage Trust Series 2006-C4 Class A2 5.911% due 03/15/49	1,500	1,533

	Principal Amount ($) or Shares	Market Value $
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class A2 6.030% due 09/15/30	1,112	1,119
Series 1999-C1 Class A2 7.030% due 06/15/31	2,839	2,939
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class AAB 6.022% due 06/15/38	643	660
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C6 Class A2FX 5.207% due 12/15/40	1,000	997
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.604% due 04/25/36	2,673	2,684
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class A1A 5.880% due 11/12/31	41	41
Fannie Mae 15 Year TBA (Ï) 4.500%	1,400	1,345
6.000%	1,800	1,820
6.500%	1,500	1,525
30 Year TBA (Ï) 5.000%	1,000	958
5.500%	45,700	44,843
6.000%	7,500	7,507
6.500%	4,800	4,872
6.000% due 2009	644	643
6.000% due 2011	9	9
6.000% due 2013	431	435
5.500% due 2014	16	16
6.500% due 2014	546	555
7.500% due 2015	59	61
6.500% due 2016	619	629
4.500% due 2018	1,955	1,883
5.000% due 2018	2,029	1,993
5.500% due 2018	412	412
4.000% due 2019	1,192	1,122
4.500% due 2019	2,507	2,411
5.500% due 2019	194	193
8.000% due 2023	1	1
5.000% due 2024	1,770	1,715
5.500% due 2024	1,592	1,578
9.000% due 2025	455	495
9.000% due 2026	4	4
7.500% due 2027	173	180
6.000% due 2028	21	21
6.000% due 2029	7	7
7.000% due 2029	5	5

Bond Market Fund

26

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
6.000% due 2030	3	3
7.500% due 2030	5	5
8.000% due 2031	22	23
6.500% due 2032	585	596
4.500% due 2033	841	786
5.000% due 2033	3,828	3,681
5.500% due 2033	7,439	7,324
6.000% due 2033	890	894
5.000% due 2034	5,283	5,074
5.500% due 2034	2,471	2,431
4.500% due 2035	971	905
4.752% due 2035 (Ê)	2,376	2,348
5.000% due 2035	1,399	1,341
5.500% due 2035	2,866	2,814
4.999% due 2036 (Ê)	2,934	2,895
5.170% due 2036	3,200	3,177
5.382% due 2036	2,838	2,822
5.504% due 2036	2,895	2,901
5.725% due 2036	2,928	2,949
Freddie Mac 7.000% due 2009	65	66
9.000% due 2010	19	20
6.000% due 2011	3	3
8.000% due 2011	5	5
7.000% due 2012	114	116
7.000% due 2013	1,012	1,033
6.000% due 2016	118	119
7.000% due 2016	193	198
5.000% due 2019	4,400	4,313
5.500% due 2019	1,214	1,211
4.500% due 2020	908	872
7.000% due 2028	620	640
7.500% due 2028	313	326
6.500% due 2029	174	178
7.000% due 2030	6	6
7.000% due 2031	175	180
6.500% due 2032	600	611
6.000% due 2033	246	247
6.500% due 2033	714	727
5.000% due 2034	6,851	6,586
6.000% due 2034	1,819	1,824
5.000% due 2035	2,412	2,314
5.161% due 2035 (Ê)	2,577	2,562
5.500% due 2035	6,350	6,239
5.551% due 2036	2,958	2,960
Freddie Mac Gold 4.500% due 2019	545	524
8.500% due 2025	1	1
7.000% due 2033	350	360
6.000% due 2034	2,421	2,429

	Principal Amount ($) or Shares	Market Value $
GE Capital Commercial Mortgage Corp. Series 2004-C3 Class A3 4.865% due 07/10/39	2,065	2,025
Ginnie Mae I 30 Year TBA (Ï) 5.500%	1,500	1,485
6.000%	3,500	3,532
8.000% due 2008	4	4
8.000% due 2012	143	150
10.000% due 2013	4	5
7.500% due 2022	1	1
7.000% due 2023	154	158
7.500% due 2023	2	2
6.500% due 2024	4	4
7.500% due 2024	58	61
8.500% due 2025	10	10
7.500% due 2027	6	6
6.500% due 2028	40	41
7.000% due 2028	26	27
7.500% due 2028	37	39
8.500% due 2028	21	22
7.500% due 2029	13	13
8.000% due 2029	30	33
8.500% due 2029	3	3
7.500% due 2030	25	26
8.000% due 2030	86	90
8.500% due 2030	38	42
7.000% due 2031	240	248
6.500% due 2032	181	185
7.000% due 2032	378	390
7.500% due 2032	15	16
5.000% due 2033	1,945	1,886
6.500% due 2033	411	421
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.424% due 05/25/36	3,000	3,001
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2004-CBX Class A3 4.184% due 01/12/37	2,000	1,940
Series 2002-CIB Class A2 5.161% due 10/12/37	3,000	2,968
LB-UBS Commercial Mortgage Trust Series 2000-C3 Class A2 7.950% due 05/15/25	2,960	3,194
Series 2004-C6 Class A4 4.583% due 08/15/29	1,850	1,797
Series 2005-C1 Class A2 4.310% due 02/15/30	4,000	3,884
Merrill Lynch Mortgage Trust Series 2003-KEY Class A4 5.236% due 11/12/35	750	742

Bond Market Fund

27

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Morgan Stanley Capital I Series 2006-NC2 Class M1 5.684% due 02/25/36	3,000	3,006
Series 2006-NC2 Class M4 5.834% due 02/25/36	1,000	1,002
Series 2005-T19 Class AAB 4.852% due 06/12/47	200	195
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	385	392
Residential Accredit Loans, Inc. Series 2006-QS2 Class 1A9 5.500% due 02/25/36	2,784	2,772
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.490% due 05/25/36	1,500	1,500
Wachovia Bank Commercial Mortgage Trust Series 2004-C10 Class A4 4.748% due 02/15/41	1,500	1,437
Series 2004-C15 Class A2 4.039% due 10/15/41	2,000	1,930
Series 2005-C21 Class A2C 5.365% due 10/15/44	3,000	2,988
Series 2005-C22 Class A3 5.461% due 12/15/44	2,000	1,990
Series 2005-C22 Class AJ 5.531% due 12/15/44	2,000	1,984
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.546% due 03/25/35	397	390
Series 2006-AR5 Class 2A2 5.549% due 04/25/36	2,856	2,850
		232,962
United States Government Agencies - 4.5%
Fannie Mae 7.125% due 06/15/10	1,000	1,072
4.250% due 08/15/10	700	681
6.125% due 03/15/12	600	631
4.625% due 10/15/14	500	485
Series $ 5.000% due 04/15/15	1,000	995
6.000% due 08/22/16	2,000	2,010
Zero coupon due 10/09/19	700	338
7.250% due 05/15/30	500	633
Federal Home Loan Bank System 4.250% due 11/02/10	1,000	970
Series 467 5.250% due 06/18/14	200	202
4.750% due 09/11/15	1,000	970

	Principal Amount ($) or Shares	Market Value $
Freddie Mac 3.875% due 01/12/09	500	486
4.375% due 03/01/10	700	685
4.125% due 07/12/10	500	484
4.750% due 12/08/10	1,000	988
5.400% due 02/28/11	1,500	1,497
5.750% due 05/23/11	1,000	1,007
4.375% due 07/17/15	1,000	949
6.750% due 03/15/31	650	781
		15,864
United States Government Treasuries - 14.0%
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	12,558	12,723
2.000% due 01/15/26	11,858	11,424
United States Treasury Notes 4.000% due 04/15/10	500	488
4.750% due 03/31/11	5,754	5,764
4.875% due 08/15/16	15,650	15,827
4.500% due 02/15/36	3,684	3,467
		49,693
Total Long-Term Investments (cost $442,050)		440,292
	Notional Amount $
Options Purchased - 0.2%
(Number of Contracts)
Eurodollar Midcurve 1 Year Futures Oct 2006 95.00 Put (320)	76,000	52
United States Treasury Bond Futures Nov 2006 105.00 Put (110)	11,550	7
United States Treasury Notes 2 Year Futures Nov 2006 102.00 Call (716)	146,064	470
Total Options Purchased (cost $263)		529

Bond Market Fund

28

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 6.0%
Amsterdam Funding Corp. (ç)(ÿ) 5.260% due 09/21/06	1,875	1,870
Barton Capital Corp. (ç)(ÿ) 5.250% due 10/11/06	1,875	1,864
Ciesco LLC (ç)(ÿ) 5.270% due 10/12/06	1,500	1,491
Federated Investors Prime Cash Obligations Fund	928,798	929
Jupiter Securitization Co. LLC (ç)(ÿ) 5.250% due 09/25/06	2,000	1,993
Nieuw Amsterdam (ç)(ÿ) 5.260% due 10/16/06	2,500	2,484
United States Treasury Bills (ç)(ÿ)(§) 4.944% due 09/14/06	910	908
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	9,593	9,589
United States Treasury Notes 3.875% due 07/31/07	310	307
Total Short-Term Investments (cost $21,426)		21,435
Total Investments - 130.3% (identified cost $463,739)		462,256
Other Assets and Liabilities, Net - (30.3%)		(107,582)
Net Assets - 100.0%		354,674

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

29

SSgA
Bond Market Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/06 (70)	16,565	15
expiration date 12/08 (70)	16,632	19
United States Treasury 2 Year Notes expiration date 12/06 (80)	16,348	29
United States Treasury 5 Year Notes expiration date 12/06 (57)	5,991	16
United States Treasury 10 Year Notes expiration date 12/06 (66)	7,087	2
Short Positions
Euro Schatz expiration date 09/06 (300)	40,058	(13)
Eurodollar Futures expiration date 12/07 (141)	33,526	(52)
Japanese Government 10 Year Bond expiration date 09/06 (8)	(9,198)	(206)
US Treasury Bonds expiration date 12/06 (98)	(10,884)	(72)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(262)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 5 Year Futures Nov 2006 Put 103.00 (280)	28,840	(18)
United States Treasury Notes 10 Year Futures Nov 2006 Call 108.50 (294)	31,899	(85)
Dec 2006 Call 106.50 (398)	42,387	(522)
Total Liability for Options Written (premiums received $193)		(625)

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	21.3
Corporate Bonds and Notes	14.4
International Debt	4.2
Mortgage-Backed Securities	65.7
United States Government Agencies	4.5
United States Government Treasuries	14.0
Options Purchased	0.2
Short-Term Investments	6.0
Total Investments	130.3
Other Assets and Liabilities, Net	(30.3)
100.0
Futures Contracts	(0.1)
Options Written	(0.2)

See accompanying notes which are an integral part of the financial statements.

Bond Market Fund

30

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks a high level of current income while preserving principal by investing primarily in a diversified portfolio of debt securities with a dollar-weighted average maturity between three and ten years.

Invests in:  Investment grade debt instruments including US Government Treasuries and agencies, corporate bonds, asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities.

Strategy:  Fund Managers seek to match or exceed the return of the Lehman Brothers Intermediate Government/Credit Index. The Fund seeks to match the Index's duration at all times while adding value through issue and sector selection.

Intermediate Fund
Period Ended 08/31/06	Total Return
1 Year	1.52%
5 Years	3.87	%+
10 Years	5.50	%+
Lehman Brothers Intermediate Government/Credit Index#
Period Ended 08/31/06	Total Return
1 Year	1.87%
5 Years	4.47	%+
10 Years	6.02	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Intermediate Fund

31

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Intermediate Fund (the "Fund") returned 1.52% versus the 1.87% return of the Lehman Brothers® Intermediate Government/Credit Bond Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The capital markets demonstrated periodic movements toward and away from risk-taking throughout the prior 12 months. As such, at various points in time, positioning that had performed well in one month was problematic in the following month. With the Fed continuing to slowly ratchet short interest rates upward through June, the yield curve continued to be an important driver of portfolio positioning in the Intermediate Fund.

While the portfolio was opportunistically positioned though time to benefit from short-term developments, the Fund generally focused its holdings on positions expected to fare well as the economy softened. The largest contributors to the Fund's performance results for the period were short-term enhanced yield vehicles, successful positions in inflation-protected issues during the fall and again in spring, positions designed to benefit from low volatility, and sector positioning. Detracting items were trades to benefit from yield curve adjustments and the Fund's maturity position versus the Index.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The period from September 2005 through August 2006 was a study in markets in transition. Beginning with the aftermath of Hurricane Katrina in September, the markets retrenched as the threat of increasing oil prices, a weaker economy and impending inflationary activity loomed large. However, as the fourth quarter of calendar year 2005 unfolded, the dire forecasts faded with the release of each new economic statistic, the economy continued to demonstrate a firm footing (except for the U.S. Gulf of Mexico region). Confidence and risk appetites grew through the beginning of the year 2006 and the first quarter, as the economy continued strong in the face of Fed tightening; albeit the housing market showed some congestion. By April 2006, Fed Chairman Bernanke was under the microscope for sending conflicting signals about the economy, inflation outlook and the Fed's next move. By May 2006, the bond price roller-coaster had started downhill again, the main catalysts being equity volatility, falling commodity prices, and the exit of leveraged investors. However mid-July 2006 brought consistency in the Fed's representations to the markets and evidence that a reduction in inflation and a soft landing could be in the offing.

In general, the Fund viewed the environment as one where there were clear risk elements for non-Treasury sectors in the form of economic slowing and the credit deterioration that inevitably follows. However, the broadly measured household as well as business credit fundamentals continued to demonstrate rock-solid stability.

An important technique which contributed positively to the Fund's results was replication of the government areas of the Index through futures that allowed the Fund to reinvest cash proceeds in a diversified portfolio of spread product. Through the purchase of Treasury Inflation Protected securities, the Fund was able to opportunistically benefit from changes in inflation expectations. Also contributing importantly to the Fund were overweights in structured securitizations, and an underweight to the credit market. Offsetting the benefits of these strategies were the Fund's attempt to position the portfolio to benefit from a steepening yield curve which did not develop as the Fund expected, and a shorter duration position vis a vis the market as represented in the Index for this strategy.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Intermediate Fund

32

SSgA

Intermediate Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The Lehman Brothers Intermediate Government/Credit Index is comprised of all bonds covered by the Lehman Brothers Government/Credit Index with maturities between one and 9.99 years.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Intermediate Fund

33

SSgA

Intermediate Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,018.70	$1,022.18
Expenses Paid During Period *	$3.05	$3.06

*  Expenses are equal to the Fund's expense ratio of .60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Intermediate Fund

34

SSgA
Intermediate Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 118.7%
Asset-Backed Securities - 22.0%
ACE Securities Corp. (Ê) Series 2004-HE1 Class M3 6.674% due 02/25/34	1,335	1,362
Asset Backed Securities Corp. Home Equity (Ê) Series 2005-HE3 Class M2 5.764% due 04/25/35	1,500	1,506
Centex Home Equity (Ê) Series 2004-B Class AV1 5.524% due 03/25/34	26	26
Countrywide Asset-Backed Certificates (Ê) Series 2002-BC2 Class A 5.864% due 04/25/32	600	600
Series 2003-BC3 Class A2 5.634% due 09/25/33	157	157
Series 2004-BC1 Class A1 5.554% due 04/25/34	228	228
Series 2006-BC2 Class M7 6.224% due 07/25/36	375	375
Encore Credit Receivables Trust (Ê) Series 2005-4 Class M2 5.764% due 02/01/36	1,500	1,507
GE Capital Credit Card Master Note Trust (Ê) Series 2004-1 Class A 5.380% due 06/15/10	500	500
GSAMP Trust (Ê) Series 2004-NC1 Class M1 5.874% due 03/25/34	788	792
Series 2005-HE4 Class B2 6.624% due 08/25/35	500	503
Series 2006-HE5 Class M8 6.424% due 08/25/36	500	500
Series 2006-HE5 Class M5 7.784% due 08/25/36	1,000	1,000
JP Morgan Mortgage Acquisition Corp. (Ê) Series 2006-FRE Class M2 5.684% due 02/25/36	1,000	1,004
Long Beach Mortgage Loan Trust (Ê) Series 2005-2 Class 2A3 5.624% due 04/25/35	1,000	1,003
Morgan Stanley ABS Capital I (Ê) Series 2006-WMC Class M2 5.724% due 12/25/35	400	401
Series 2006-HE4 Class B2 6.374% due 06/25/36	500	500
Series 2006-WMC Class B2 6.374% due 06/25/36	750	750

	Principal Amount ($) or Shares	Market Value $
Option One Mortgage Loan Trust (Ê) Series 2003-3 Class A4 5.794% due 06/25/33	228	229
Series 2003-4 Class A2 5.644% due 07/25/33	298	299
Residential Asset Securities Corp. (Ê) Series 2004-KS3 Class A2B2 5.534% due 04/25/34	66	66
Series 2005-KS1 Class M2 5.764% due 11/25/35	500	502
Series 2005-KS1 Class M4 5.914% due 12/25/35	1,580	1,586
Saxon Asset Securities Trust (Ê) Series 2004-1 Class A 5.594% due 03/25/35	284	284
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2004-OP1 Class A2 5.574% due 02/25/34	25	25
Series 2006-OP1 Class M2 5.714% due 10/25/35	350	351
Series 2006-FR2 Class B2 6.374% due 03/25/36	490	491
Soundview Home Equity Loan Trust (Ê) Series 2005-A Class M2 5.864% due 04/25/35	1,500	1,507
Structured Asset Investment Loan Trust (Ê) Series 2004-4 Class M5 6.774% due 04/25/34	65	65
Series 2004-9 Class A6 5.564% due 10/25/34	275	275
Structured Asset Securities Corp. Series 2005-4XS Class 3A3 4.470% due 03/25/35	660	644
Series 2005-4XS Class 3A4 4.790% due 03/25/35	181	174
Series 2005-WF2 Class A1 5.404% due 05/25/35	283	283
Toyota Motor Credit Corp. 4.400% due 10/01/08	50	49
		19,544
Corporate Bonds and Notes - 27.0%
Aflac, Inc. 6.500% due 04/15/09	17	18
Alcoa, Inc. 7.375% due 08/01/10	130	139
Allstate Corp. (The) 6.125% due 02/15/12	72	74
American Express Co. 3.750% due 11/20/07	40	39

Intermediate Fund

35

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
4.875% due 07/15/13	30	29
American General Finance Corp. 3.875% due 10/01/09	120	115
Series MTNH 5.375% due 10/01/12	90	89
Ameriprise Financial, Inc. 5.350% due 11/15/10	75	75
AmerUs Group Co. 5.950% due 08/15/15	40	41
Amgen, Inc. 4.000% due 11/18/09	80	77
Anadarko Petroleum Corp. 5.000% due 10/01/12	75	72
Anheuser-Busch Cos., Inc. 6.000% due 04/15/11	95	98
Apache Corp. 6.250% due 04/15/12	20	21
Archer-Daniels-Midland Co. 7.125% due 03/01/13	50	55
Archstone-Smith Operating Trust 3.000% due 06/15/08	25	24
Arizona Public Service Co. 6.375% due 10/15/11	50	51
AT&T Wireless, Inc. 8.125% due 05/01/12	75	84
Atlantic Richfield Co. 5.900% due 04/15/09	100	102
AvalonBay Communities, Inc. 6.125% due 11/01/12	85	87
Bank of America Corp. 7.400% due 01/15/11	225	243
4.750% due 08/01/15	350	333
Bank of New York Co., Inc. (The) Series MTNE 3.900% due 09/01/07	25	25
6.375% due 04/01/12	30	31
Bank of Tokyo-Mitsubishi, Ltd. (The) 7.400% due 06/15/11	120	129
Bank One Corp. 4.125% due 09/01/07	175	172
5.900% due 11/15/11	35	36
BB&T Corp. 6.500% due 08/01/11	15	16
4.750% due 10/01/12	60	58
Bear Stearns Cos., Inc. (The) 4.000% due 01/31/08	100	98
5.300% due 10/30/15	50	49
Berkshire Hathaway Finance Corp. 4.850% due 01/15/15	250	240
Boeing Capital Corp. 6.500% due 02/15/12	150	158
Boston Properties, LP 6.250% due 01/15/13	30	31

	Principal Amount ($) or Shares	Market Value $
Boston Scientific Corp. 6.250% due 11/15/15	30	30
Bristol-Myers Squibb Co. 5.750% due 10/01/11	120	122
Bunge, Ltd. Finance Corp. 4.375% due 12/15/08	50	49
Campbell Soup Co. 5.875% due 10/01/08	25	25
6.750% due 02/15/11	35	37
Capital One Bank Series BKNT 4.875% due 05/15/08	50	50
Carolina Power & Light Co. 5.250% due 12/15/15	70	68
Caterpillar Financial Services Corp. 4.625% due 06/01/15	200	188
CenterPoint Energy Resources Corp. 6.150% due 05/01/16	100	101
Centerpoint Energy, Inc. Series B 6.850% due 06/01/15	50	53
CenturyTel, Inc. Series L 7.875% due 08/15/12	25	27
Cincinnati Gas & Electric 5.700% due 09/15/12	20	20
CIT Group, Inc. 5.750% due 09/25/07	100	100
4.250% due 02/01/10	100	97
7.750% due 04/02/12	125	138
Citigroup, Inc. 4.125% due 02/22/10	300	290
4.625% due 08/03/10	200	196
4.700% due 05/29/15	300	285
Cleveland Electric Illuminating Co. (The) 5.650% due 12/15/13	100	99
Coca-Cola Co. (The) 5.750% due 03/15/11	35	36
Coca-Cola Enterprises, Inc. 4.375% due 09/15/09	15	15
8.500% due 02/01/12	36	41
Comcast Cable Communications Holdings, Inc. 8.375% due 03/15/13	125	142
Comcast Cable Communications, Inc. 6.200% due 11/15/08	100	102
Comcast Corp. 6.500% due 01/15/15	50	52
5.900% due 03/15/16	105	104
Commonwealth Edison Co. 5.950% due 08/15/16	75	75
ConAgra Foods, Inc. 6.750% due 09/15/11	100	105

Intermediate Fund

36

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ConocoPhillips 4.750% due 10/15/12	125	122
Consolidated Edison Co. of New York Series 97-B 6.450% due 12/01/07	75	76
Constellation Energy Group, Inc. 6.125% due 09/01/09	80	81
Consumers Energy Co. 5.150% due 02/15/17	100	95
Cooper Industries, Inc. 5.500% due 11/01/09	20	20
Coors Brewing Co. 6.375% due 05/15/12	35	36
Countrywide Home Loans, Inc. Series MTNL
4.000% due 03/22/11	150	141
COX Communications, Inc. 7.750% due 11/01/10	100	108
Credit Suisse First Boston USA, Inc. 4.625% due 01/15/08	250	248
4.875% due 01/15/15	200	191
Credit Suisse USA, Inc. 5.375% due 03/02/16	75	74
CSX Corp. 6.750% due 03/15/11	100	105
CVS Corp. 5.750% due 08/15/11	125	126
Cytec Industries, Inc. 5.500% due 10/01/10	25	25
DaimlerChrysler NA Holding Corp. 4.875% due 06/15/10	200	195
7.750% due 01/18/11	14	15
Developers Diversified Realty Corp. 5.375% due 10/15/12	25	25
Devon OEI Operating, Inc. 4.375% due 10/01/07	15	15
Dominion Resources, Inc. Series A 8.125% due 06/15/10	27	29
Series B 6.250% due 06/30/12	70	72
Dover Corp. 4.875% due 10/15/15	25	24
Dow Chemical Co. (The) 5.750% due 12/15/08	100	101
DR Horton, Inc. 6.000% due 04/15/11	50	49
DTE Energy Co. Series A 6.650% due 04/15/09	35	36
Duke Energy Corp. 6.250% due 01/15/12	75	78
5.625% due 11/30/12	75	76

	Principal Amount ($) or Shares	Market Value $
Duke Energy Field Services LLC 6.875% due 02/01/11	40	42
EI Du Pont de Nemours & Co. 3.375% due 11/15/07	40	39
6.875% due 10/15/09	115	121
Electronic Data Systems Corp. 7.125% due 10/15/09	60	63
Eli Lilly & Co. 6.000% due 03/15/12	100	104
Energy East Corp. 6.750% due 06/15/12	55	57
Enterprise Products Operating, LP Series B 5.600% due 10/15/14	100	97
EOP Operating, LP 7.750% due 11/15/07	125	128
ERP Operating, LP 6.625% due 03/15/12	40	42
Estee Lauder Cos., Inc. (The) 6.000% due 01/15/12	10	10
Exelon Corp. 6.750% due 05/01/11	50	52
Exelon Generation Co. LLC 6.950% due 06/15/11	95	100
Fifth Third Bank Series BKNT 4.750% due 02/01/15	70	66
First Data Corp. 5.625% due 11/01/11	50	51
Firstar Bank NA 7.125% due 12/01/09	200	211
Fleet National Bank Series BKNT 5.750% due 01/15/09	225	227
Florida Power & Light Co. 4.850% due 02/01/13	175	170
Franklin Resources, Inc. 3.700% due 04/15/08	10	10
Gannett Co., Inc. 4.125% due 06/15/08	100	98
Genentech, Inc. 4.750% due 07/15/15	100	95
General Dynamics Corp. 4.250% due 05/15/13	40	38
General Electric Capital Corp. Series MTNA 5.875% due 02/15/12	250	257
6.000% due 06/15/12	450	465
6.900% due 09/15/15	375	412
General Mills, Inc. 6.000% due 02/15/12	96	98
Genworth Financial, Inc. 4.950% due 10/01/15	50	48

Intermediate Fund

37

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Gillette Co. (The) 2.875% due 03/15/08	50	48
GlaxoSmithKline Capital, Inc. 4.375% due 04/15/14	65	61
Golden West Financial Corp. 4.750% due 10/01/12	40	39
Goldman Sachs Group, Inc. 6.650% due 05/15/09	50	52
Goldman Sachs Group, LP 5.000% due 10/01/14	800	769
Goodrich Corp. 7.625% due 12/15/12	30	33
Harris Corp. 5.000% due 10/01/15	50	47
Hartford Financial Services Group, Inc. 4.700% due 09/01/07	35	35
Health Care REIT, Inc. 6.200% due 06/01/16	25	25
Hershey Co. (The) 4.850% due 08/15/15	50	48
Hess Corp. 6.650% due 08/15/11	100	105
Hewlett-Packard Co. 3.625% due 03/15/08	100	97
HJ Heinz Finance Co. 6.625% due 07/15/11	70	73
Home Depot, Inc. 3.750% due 09/15/09	50	48
Honeywell International, Inc. 7.500% due 03/01/10	50	54
Hospitality Properties Trust 5.125% due 02/15/15	100	94
HSBC Bank USA NA Series BKNT 3.875% due 09/15/09	350	336
HSBC Finance Corp. 6.400% due 06/17/08	175	178
4.750% due 04/15/10	100	98
8.000% due 07/15/10	150	164
International Business Machines Corp. 5.375% due 02/01/09	150	151
International Lease Finance Corp. 4.350% due 09/15/08	35	34
6.375% due 03/15/09	50	51
5.125% due 11/01/10	200	199
International Paper Co. 6.750% due 09/01/11	105	111
John Deere Capital Corp. 3.900% due 01/15/08	15	15
7.000% due 03/15/12	50	54
5.100% due 01/15/13	150	147
JP Morgan & Co., Inc. 6.700% due 11/01/07	75	76

	Principal Amount ($) or Shares	Market Value $
JPMorgan Chase & Co. 7.875% due 06/15/10	150	163
6.750% due 02/01/11	175	185
Kellogg Co. 2.875% due 06/01/08	50	48
Key Bank NA Series BKNT 7.000% due 02/01/11	100	106
Kimberly-Clark Corp. 5.625% due 02/15/12	5	5
Kimco Realty Corp. 5.783% due 03/15/16	25	25
Kinder Morgan Energy Partners, LP 7.125% due 03/15/12	100	105
Kinder Morgan, Inc. 6.500% due 09/01/12	80	78
Kohl's Corp. 6.300% due 03/01/11	10	10
Kraft Foods, Inc. 4.125% due 11/12/09	75	72
Kroger Co. (The) 5.500% due 02/01/13	75	73
Lehman Brothers Holdings, Inc. 4.000% due 01/22/08	100	98
4.500% due 07/26/10	100	97
Lennar Corp. 7.625% due 03/01/09	55	57
Lowe's Cos., Inc. 8.250% due 06/01/10	30	33
Lubrizol Corp. 5.875% due 12/01/08	50	50
M&I Marshall & Ilsley Bank 4.500% due 08/25/08	50	50
5.250% due 09/04/12	45	45
Mack-Cali Realty, LP 7.250% due 03/15/09	50	52
Marsh & McLennan Cos., Inc. 7.125% due 06/15/09	75	78
Masco Corp. 5.875% due 07/15/12	95	95
May Department Stores Co. (The) 4.800% due 07/15/09	50	49
Mellon Funding Corp. 6.375% due 02/15/10	50	52
Merck & Co., Inc. 4.375% due 02/15/13	75	70
Merrill Lynch & Co., Inc. Series MTNB 4.000% due 11/15/07	400	394
Metlife, Inc. 5.375% due 12/15/12	75	75
MGIC Investment Corp. 5.375% due 11/01/15	25	24

Intermediate Fund

38

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Monsanto Co. 4.000% due 05/15/08	30	29
7.375% due 08/15/12	10	11
Morgan Stanley 4.000% due 01/15/10	150	144
5.300% due 03/01/13	150	148
4.750% due 04/01/14	125	118
5.375% due 10/15/15	125	122
National City Bank 4.625% due 05/01/13	135	129
National Fuel Gas Co. 5.250% due 03/01/13	20	20
National Rural Utilities Cooperative Finance Corp. 5.750% due 08/28/09	200	203
Nationwide Financial Services 5.900% due 07/01/12	41	42
News America Holdings, Inc. 9.250% due 02/01/13	60	71
Niagara Mohawk Power Corp. Series G 7.750% due 10/01/08	75	78
Nisource Finance Corp. 7.875% due 11/15/10	36	39
Ohio Power Co. Series F 5.500% due 02/15/13	100	99
Pacificorp 6.900% due 11/15/11	40	43
Pemex Project Funding Master Trust 7.875% due 02/01/09	100	105
8.000% due 11/15/11	95	104
Pepco Holdings, Inc. 6.450% due 08/15/12	25	26
Pfizer, Inc. 3.300% due 03/02/09	75	72
PHH Corp. 7.125% due 03/01/13	50	50
Pitney Bowes, Inc. 4.625% due 10/01/12	45	43
PNC Funding Corp. 7.500% due 11/01/09	50	53
Popular North America, Inc. 4.700% due 06/30/09	75	73
PPL Electric Utilities Corp. 6.250% due 08/15/09	30	31
PPL Energy Supply LLC 5.400% due 08/15/14	50	49
Praxair, Inc. 6.375% due 04/01/12	50	52
Principal Life Income Funding Trusts 5.125% due 03/01/11	25	25

	Principal Amount ($) or Shares	Market Value $
Progress Energy, Inc. 5.625% due 01/15/16	100	98
ProLogis 5.500% due 03/01/13	50	49
Protective Life Secured Trusts 4.850% due 08/16/10	50	49
Prudential Financial, Inc. Series MTNB 5.100% due 09/20/14	100	97
PSEG Power LLC 5.500% due 12/01/15	100	97
PSI Energy, Inc. 7.850% due 10/15/07	60	62
Public Service Co. of Colorado 7.875% due 10/01/12	90	101
Public Service Electric & Gas Co. 5.000% due 08/15/14	50	48
Pulte Homes, Inc. 7.875% due 08/01/11	40	43
Reed Elsevier Capital, Inc. 6.750% due 08/01/11	60	63
Regions Financial Corp. 4.500% due 08/08/08	50	49
Residential Capital Corp. 6.375% due 06/30/10	65	66
6.500% due 04/17/13	75	76
Sara Lee Corp. 6.250% due 09/15/11	60	61
SBC Communications, Inc. 4.125% due 09/15/09	100	97
Sempra Energy 7.950% due 03/01/10	55	59
Simon Property Group, LP 6.375% due 11/15/07	120	121
7.125% due 02/09/09	20	21
SLM Corp. Series MTNA 4.500% due 07/26/10	100	97
5.000% due 10/01/13	100	97
Southern California Edison Co. 5.000% due 01/15/14	30	29
Sprint Capital Corp. 6.375% due 05/01/09	90	92
8.375% due 03/15/12	250	279
Suntrust Bank Series BKNT 6.375% due 04/01/11	100	104
Swiss Bank Corp. New York 7.000% due 10/15/15	50	55
Tampa Electric Co. 6.375% due 08/15/12	90	94
Target Corp. 7.500% due 08/15/10	150	162

Intermediate Fund

39

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Textron Financial Corp. 6.000% due 11/20/09	50	51
Thermo Electron Corp. 5.000% due 06/01/15	25	23
Time Warner, Inc. 6.875% due 05/01/12	200	209
Toyota Motor Credit Corp. 5.500% due 12/15/08	100	101
Travelers Property Casualty Corp. 3.750% due 03/15/08	50	49
TXU Electric Delivery Co. 6.375% due 05/01/12	25	26
Unilever Capital Corp. 7.125% due 11/01/10	75	80
Union Pacific Corp. 5.750% due 10/15/07	200	200
United Technologies Corp. 6.100% due 05/15/12	90	93
UnitedHealth Group, Inc. 3.300% due 01/30/08	125	121
US Bancorp Series MTNP 4.500% due 07/29/10	75	73
UST, Inc. 6.625% due 07/15/12	50	53
USX Corp. 6.850% due 03/01/08	20	20
Verizon Global Funding Corp. 4.375% due 06/01/13	300	279
4.900% due 09/15/15	100	94
Virginia Electric and Power Co. Series A 4.750% due 03/01/13	50	48
Wachovia Bank NA Series BKNT 7.800% due 08/18/10	175	190
Wachovia Corp. 6.400% due 04/01/08	20	20
5.625% due 12/15/08	35	35
4.875% due 02/15/14	150	144
Wal-Mart Stores, Inc. 6.875% due 08/10/09	200	209
4.750% due 08/15/10	110	108
Washington Mutual, Inc. 8.250% due 04/01/10	30	33
5.125% due 01/15/15	100	96
WellPoint Health Networks 6.375% due 01/15/12	30	31
WellPoint, Inc. 6.800% due 08/01/12	50	53
Wells Fargo Bank NA 6.450% due 02/01/11	485	507

	Principal Amount ($) or Shares	Market Value $
Weyerhaeuser Co. 6.750% due 03/15/12	50	52
Wisconsin Energy Corp. 6.500% due 04/01/11	59	61
Wyeth 6.950% due 03/15/11	150	159
XTO Energy, Inc. 5.000% due 01/31/15	200	189
Yum! Brands, Inc. 6.250% due 04/15/16	50	51
Zions Bancorporation 5.500% due 11/16/15	50	49
		24,003
International Debt - 7.7%
Alcan, Inc. 4.875% due 09/15/12	10	10
4.500% due 05/15/13	50	47
America Movil SA de CV 4.125% due 03/01/09	150	145
Anadarko Finance Co. Series B 6.750% due 05/01/11	50	52
ARMS II (Ê) Series 2004-G3 Class A1A 5.717% due 01/10/35	1,283	1,287
Bank of Tokyo-Mitsubishi, Ltd. (The) 8.400% due 04/15/10	90	99
BHP Finance USA, Ltd. 8.500% due 12/01/12	26	30
Canada Government International Bond 5.250% due 11/05/08	75	76
Canadian National Railway Co. 4.400% due 03/15/13	50	47
Canadian Natural Resources, Ltd. 5.450% due 10/01/12	55	55
Chartered Semiconductor Manufacturing, Ltd. 6.375% due 08/03/15	25	25
ChevronTexaco Capital Co. 3.500% due 09/17/07	100	98
Deutsche Telekom International Finance BV 3.875% due 07/22/08	75	73
8.000% due 06/15/10	10	11
5.250% due 07/22/13	75	72
Diageo Capital PLC 3.500% due 11/19/07	15	15
3.375% due 03/20/08	30	29
7.250% due 11/01/09	100	106
Egypt Government AID Bonds 4.450% due 09/15/15	500	479

Intermediate Fund

40

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Eksportfinans A/S 4.750% due 12/15/08	75	75
EnCana Corp. 6.300% due 11/01/11	50	52
European Investment Bank Series GLOB 3.125% due 10/15/07	250	245
3.000% due 06/16/08	200	193
Falconbridge, Ltd. 7.350% due 06/05/12	16	17
France Telecom SA 7.750% due 03/01/11	75	82
Hanson Australia Funding, Ltd. 5.250% due 03/15/13	100	97
Hellenic Republic Government International Bond 6.950% due 03/04/08	20	20
HSBC Holdings PLC 7.500% due 07/15/09	150	159
Hydro Quebec Series IF 8.000% due 02/01/13	85	97
Inter-American Development Bank 12.250% due 12/15/08	125	144
International Finance Corp. 3.750% due 06/30/09	20	19
Israel Government International Bond 4.625% due 06/15/13	100	94
Korea Development Bank 4.250% due 11/13/07	15	15
Kowloon Canton Railway Corp. 8.000% due 03/15/10	90	98
Landwirtschaftliche Rentenbank Series 4 3.375% due 11/15/07	150	147
4.125% due 07/15/08	125	123
Malaysia Government International Bond 7.500% due 07/15/11	110	119
Mexico Government International Bond 4.625% due 10/08/08	50	49
9.875% due 02/01/10	190	216
Series MTNA 5.875% due 01/15/14	100	102
MTR Corp. 7.500% due 02/04/09	60	63
National Australia Bank, Ltd. 6.600% due 12/10/07	36	36
Oesterreichische Kontrollbank AG 2.375% due 06/16/08	50	48
Ontario Electricity Financial Corp. 6.100% due 01/30/08	70	71
Province of New Brunswick 3.500% due 10/23/07	50	49

	Principal Amount ($) or Shares	Market Value $
Province of Ontario 3.625% due 10/21/09	300	288
Province of Quebec 5.750% due 02/15/09	100	101
Rio Tinto Finance USA, Ltd. 2.625% due 09/30/08	30	28
Royal Bank of Scotland Group PLC 5.050% due 01/08/15	200	194
Royal KPN NV 8.000% due 10/01/10	25	27
SMBC International Finance NV 8.500% due 06/15/09	60	64
South Africa Government International Bond 7.375% due 04/25/12	115	124
Stora Enso OYJ 7.375% due 05/15/11	5	5
Svensk Exportkredit AB Series MTNC 4.125% due 10/15/08	100	98
Telecom Italia Capital SA 4.000% due 01/15/10	100	95
4.950% due 09/30/14	150	139
Telefonos de Mexico SA de CV 4.750% due 01/27/10	75	73
TELUS Corp. 8.000% due 06/01/11	25	27
Tengizchevroil Finance Co. (l) 6.124% due 11/15/14	100	99
Thomson Corp. (The) 6.200% due 01/05/12	100	103
TransCanada Pipelines, Ltd. 4.000% due 06/15/13	50	46
Tyco International Group SA 6.000% due 11/15/13	150	155
XL Capital Europe PLC 6.500% due 01/15/12	26	27
		6,879
Mortgage-Backed Securities - 36.0%
Banc of America Mortgage Securities (Ê) Series 2005-B Class 2A1 4.392% due 03/25/35	402	393
Series 2005-I Class 2A2 4.874% due 10/25/35	940	937
Bear Stearns Commercial Mortgage Securities Series 2001-TOP Class A2 6.480% due 02/15/35	330	345
Series 2002-TOP Class X2 Interest only STRIP 0.774% due 10/15/36 (l)	4,045	62

Intermediate Fund

41

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Series 2002-TOP Class A2 6.460% due 10/15/36	315	331
Series 2004-T14 Class A4 5.200% due 01/12/41	750	739
Series 2004-PWR Class A5 4.978% due 07/11/42	500	485
Citigroup Mortgage Loan Trust, Inc. (Ê) Series 2005-WF1 Class A1 5.444% due 02/25/35	245	245
Commercial Mortgage Acceptance Corp. Series 1999-C1 Class A2 7.030% due 06/15/31	674	697
Deutsche ALT-A Securities, Inc. Alternate Loan Trust (Ê) Series 2006-AF1 Class A5 5.604% due 04/25/36	897	901
Fannie Mae 30 Year TBA (Ï) 5.500%	10,300	10,107
4.752% due 2035 (Ê)	800	791
4.999% due 2036 (Ê)	978	965
5.382% due 2036 (Ê)	946	941
5.504% due 2036 (Ê)	965	967
5.725% due 2036 (Ê)	976	983
First Union National Bank Commercial Mortgage Series 2001-C4 Class A2 6.223% due 12/12/33	315	328
Freddie Mac (Ê) 5.875% due 2011	500	513
5.161% due 2035	855	850
5.551% due 2036	986	987
GE Capital Commercial Mortgage Corp. Series 2002-1A Class A2 5.994% due 12/10/35	999	1,012
GMAC Commercial Mortgage Securities, Inc. Series 2001-C1 Class A2 6.465% due 04/15/34	500	521
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A5 4.883% due 06/10/36	500	492
GSAMP Trust (Ê) Series 2006-HE3 Class M8 6.424% due 05/25/36	1,000	1,000
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2001-CIB Class A3 6.260% due 03/15/33	300	310
Series 2004-CB8 Class A4 4.404% due 01/12/39	750	702

	Principal Amount ($) or Shares	Market Value $
LB-UBS Commercial Mortgage Trust Series 2004-C2 Class A2 3.246% due 03/15/29	750	717
Series 2004-C6 Class A4 4.583% due 08/15/29	500	486
Morgan Stanley Dean Witter Capital I Series 2001-TOP Class A2 5.900% due 10/15/35	428	428
Nomura Asset Securities Corp. Series 1998-D6 Class A1B 6.590% due 03/15/30	20	20
Securitized Asset Backed Receivables LLC Trust (Ê) Series 2006-FR3 Class B2 6.490% due 05/25/36	500	500
Wachovia Bank Commercial Mortgage Trust Series 2003-C4 Class A2 4.566% due 04/15/35	1,100	1,069
Series 2004-C11 Class A2 4.260% due 01/15/41	400	390
Series 2004-C10 Class A4 4.748% due 02/15/41	500	479
Wells Fargo Mortgage Backed Securities Trust (Ê) Series 2005-AR2 Class 2A1 4.546% due 03/25/35	397	390
Series 2006-AR5 Class 2A2 5.549% due 04/25/36	952	950
		32,033
United States Government Agencies - 10.8%
Fannie Mae 2.500% due 06/15/08	500	478
4.400% due 07/28/08	1,000	986
4.375% due 03/15/13	500	481
6.000% due 08/22/16	750	756
Federal Home Loan Bank System 3.875% due 08/22/08	500	489
4.250% due 11/02/10	500	485
Freddie Mac 3.250% due 11/02/07	1,000	978
2.750% due 03/15/08	1,000	966
4.250% due 06/23/08	500	493
4.375% due 03/01/10	300	293
4.125% due 07/12/10	700	678
4.750% due 12/08/10	500	494
5.400% due 02/28/11	750	748
5.750% due 05/23/11	750	754
5.000% due 07/15/14	500	497
		9,576

Intermediate Fund

42

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
United States Government Treasuries - 15.2%
United States Treasury Inflation Indexed Bonds 3.625% due 01/15/08	3,768	3,817
2.000% due 01/15/26	3,067	2,954
United States Treasury Notes 4.750% due 03/31/11	6,729	6,741
		13,512
Total Long-Term Investments (cost $106,213)		105,547
	Notional Amount $
Options Purchased - 0.2%
(Number of Contracts)
Eurodollar Midcurve 1 Year Futures Oct 2006 95.00 Put (80)	19,000	13
United States Treasury Bond Futures Nov 2006 105.00 Put (30)	3,150	2
United States Treasury Notes 2 Year Futures Nov 2006 102.00 Call (187)	38,148	123
Total Options Purchased (cost $68)		138

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 4.8%
Fannie Mae 4.250% due 07/15/07	750	743
Federated Investors Prime Cash Obligations Fund	905,867	906
United States Treasury Bills (ç)(ÿ)(§) 4.493% due 09/14/06	180	180
5.073% due 09/14/06	125	124
United States Treasury Inflation Indexed Bonds 3.375% due 01/15/07	2,337	2,336
Total Short-Term Investments (cost $4,312)		4,289
Total Investments - 123.7% (identified cost $110,593)		109,974
Other Assets and Liabilities, Net - (23.7%)		(21,076)
Net Assets - 100.0%		88,898

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

43

SSgA
Intermediate Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Eurodollar Futures expiration date 12/06 (18)	4,259	4
expiration date 12/08 (18)	4,277	5
US Treasury Notes 2 Year Notes expiration date 12/06 (65)	13,282	23
US Treasury Notes 10 Year Notes expiration date 09/06 (18)	1,933	7
Short Positions
Eurodollar Futures expiration date 12/07 (36)	8,560	(13)
United States Treasury Bonds expiration date 12/06 (36)	3,998	(28)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		(2)

Options Written (Number of Contracts)	Notional Amount $	Market Value $
United States Treasury Notes 5 Year Futures Dec 2006 103.00 Put (70)	7,210	(4)
United States Treasury Notes 10 Year Futures Nov 2006 108.50 Call (80)	8,680	(23)
Dec 2006 106.50 Call (104)	11,076	(137)
Total Liability for Options Written (premiums received $50)		(164)

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Asset-Backed Securities	22.0
Corporate Bonds and Notes	27.0
International Debt	7.7
Mortgage-Backed Securities	36.0
United States Government Agencies	10.8
United States Government Treasuries	15.2
Options Purchased	0.2
Short-Term Investments	4.8
Total Investments	123.7
Other Assets and Liabilities, Net	(23.7)
100.0
Futures Contracts	(— )*
Options Written	(0.2)

* Less that .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Intermediate Fund

44

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to maximize total return, with a secondary focus on a high level of current income generated by investing primarily in fixed income securities, including, but not limited to, those represented by the Lehman Brothers High Yield Ba/B 3% Issuer Capped Index.

Invests in:  Primarily domestic, non-investment grade debt securities.

Strategy:  Fund Managers make investment decisions that enable the Fund's performance to seek excess returns over Lehman Brothers High Yield Ba/B 3% Issuer Capped Index while taking moderate active risk.

High Yield Bond Fund
Period Ended 08/31/2006	Total Return
1 Year	2.83%
5 Years	6.75	%+
Inception	5.71	%+
Lehman Brothers High Yield Ba/B 3% Issuer Capped Index‡
Period Ended 08/31/2006	Total Return
1 Year	4.29%
5 Years	7.89	%+
Inception	5.18	%+
Lehman Brothers High Yield Bond Index#
Period Ended 08/31/06	Total Return
1 Year	5.50%
5 Years	8.68	%+
Inception	5.24	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

High Yield Bond Fund

45

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA High Yield Bond Fund returned 2.83% versus the 4.29% return of the Lehman Brothers® High Yield Ba/B 3% Capped Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income with respect to the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The capital markets demonstrated periodic movements toward and away from risk-taking throughout the 12 months. As such, at various points in time, positioning that had performed well in one month was problematic in the following month. Throughout the period, the Fund's focus was on managing the broader portfolio to opportunistically benefit from names and segments that would prove robust in an environment of rising rates and slowing growth. On the whole, the Fund's underweight in homebuilding and materials served the Fund well, as have strong positions in autos (for the early part of the period) and healthcare. However, underweight to pipelines hurt the Fund on balance, though their trend was directional with commodity pricing and inflation expectations. Other challenges were felt in the paper, packaging and wirelines segments where the Fund was underweight at inopportune times. The leveraged buy-out and merger and acquisition outcomes in the Portfolio were generally balanced, with positive results from Warner Chilcott and Transdigm, and negative results from HCA and Graham Packaging.

Throughout the period, while the Fund focused on maintaining a higher quality bias, given the Fed moves and interest rate increases, the Fund was also cognizant that given the continued strength in balance sheets and earnings results there should be opportunities to benefit from select CCC-rated bond opportunities within the portfolio. Along the way, the Fund had good outcomes in Graphic Packaging, GSC Holdings, Carriage Services, Hertz and Paxson. The Fund's positions in General Motors and Ford also benefited the portfolio significantly. The Fund also experienced some less successful outcomes in names such as Corrections Corporation, Mirant, Stewart Enterprises, Dresser Rand, Swift and El Paso.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The period from September 2005 through August 2006 was a study in markets in transition. Beginning with the aftermath of Hurricane Katrina in September, the markets retrenched as the threat of increasing oil prices, a weaker economy and impending inflationary activity loomed large. However, as the fourth quarter of calendar year 2005 unfolded, the dire forecasts faded with the release of each new economic statistic, as the economy continued to demonstrate a firm footing, (except for the U.S. Gulf of Mexico region). Confidence and risk appetites grew through the beginning of the year and the first quarter, as the economy continued strong in the face of Fed tightening, albeit the housing market showed some congestion. By April 2006, Fed Chairman Bernanke was under the microscope for sending conflicting signals about the economy, inflation outlook, and the Fed's next move. By May 2006, the bond price roller-coaster had started downhill again, the main catalysts being equity volatility, falling commodity prices, and the exit of leveraged investors. However mid-July 2006 brought consistency in the Fed's representations to the markets and evidence that a reduction in inflation and a soft landing could be in the offing.

As noted above, this environment meant the successful portfolio structure of one month was the unsuccessful one the next month. In general, the Fund viewed the environment as one where there were clearly risk elements for speculative grade credits in the form of economic slowing and the credit deterioration that inevitably follows. Additionally, supply through July had been significant, much of it driven by leveraged buy-out activity. However, the broadly measured, company fundamentals, and earnings continued to demonstrate solid stability, and defaults continued to remain well under control. As such, the Fund overweighted the B and CCC segments, which in retrospect was a strategically sound approach. However, the Fund more than offset that return advantage through underperformance in the security selection activity.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

High Yield Bond Fund

46

SSgA

High Yield Bond Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on May 5, 1998. Index comparison began May 5, 1998.

  #  The Lehman Brothers High Yield Bond Index includes fixed income securities having a maximum quality rating of Ba1 (including defaulted issues), a minimum amount outstanding of $100 million, and at least 1 year to maturity. PIKs and Eurodollars are excluded.

  ‡  The Lehman Brothers High Yield Ba/B 3% Capped Index includes all fixed income securities having a maximum quality rating of Ba1, a minimum quality of B3, a minimum amount outstanding of $150 million, and at least 1 year to maturity. The Index has a maximum exposure of 3% per issuer. The Index is unmanaged and can not be invested in directly.

  +  Annualized.

Bond funds contain interest rate risk (as interest rates rise bond prices fall); the risk of issues default; and inflation risk.

Lower-quality debt securities involve greater risk of default or price changes due to potential changes in the credit quality of the issuer.

High Yield Bond Fund

47

SSgA

High Yield Bond Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the High Yield Bond Fund will no longer be subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,011.80	$1,021.42
Expenses Paid During Period *	$3.80	$3.82

*  Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

High Yield Bond Fund

48

SSgA
High Yield Bond Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Long-Term Investments - 97.7%
Corporate Bonds and Notes - 87.2%
Advanstar Communications, Inc. 10.750% due 08/15/10	500	540
AES Corp. (The) (l) 9.000% due 05/15/15	525	566
AES Ironwood LLC 8.857% due 11/30/25	499	546
Albertson's, Inc. 7.500% due 02/15/11	225	226
7.450% due 08/01/29	230	204
Allegheny Energy Supply (l) 8.250% due 04/15/12	450	486
Allied Waste North America, Inc. Series B 9.250% due 09/01/12	208	223
7.875% due 04/15/13	250	253
7.250% due 03/15/15	85	84
American Casino & Entertainment Properties LLC 7.850% due 02/01/12	440	445
Ameripath, Inc. 10.500% due 04/01/13	310	328
Arco Chemical Co. 10.250% due 11/01/10	700	768
Block Communications, Inc. (l) 8.250% due 12/15/15	440	426
Brickman Group, Ltd. (The) Series B 11.750% due 12/15/09	350	374
Carriage Services, Inc. 7.875% due 01/15/15	325	315
CCM Merger, Inc. (l) 8.000% due 08/01/13	400	383
CDRV Investors, Inc. (Step Up, 9.625%, 01/01/10) Zero coupon due 01/01/15	400	288
Cenveo Corp. 7.875% due 12/01/13	350	331
Chaparral Energy, Inc. 8.500% due 12/01/15	230	232
Chaparral Steel Co. 10.000% due 07/15/13	400	442
Charter Communications Operating LLC (l) 8.000% due 04/30/12	160	160
Chesapeake Energy Corp. 6.375% due 06/15/15	450	427
6.250% due 01/15/18	100	92
Citizens Communications Co. 6.250% due 01/15/13	175	169
CMS Energy Corp. 6.300% due 02/01/12	250	246

	Principal Amount ($) or Shares	Market Value $
Constellation Brands, Inc. 7.250% due 09/01/16	75	75
Corrections Corp. of America 7.500% due 05/01/11	325	332
Crystal US Holdings Series A (Step Up, 10.000%, 10/01/09) Zero coupon due 10/01/14	420	340
CSC Holdings, Inc. Series B 7.625% due 04/01/11	635	649
DaVita, Inc. 7.250% due 03/15/15	275	270
Delhaize America, Inc. 8.125% due 04/15/11	100	107
9.000% due 04/15/31	100	117
Denbury Resources, Inc. 7.500% due 12/15/15	215	217
Dex Media, Inc. 8.000% due 11/15/13	605	602
DJ CDX North America HY (l) Series 6-T1 8.625% due 06/29/11	2,400	2,397
Domtar, Inc. 7.875% due 10/15/11	125	124
DRS Technologies, Inc. 7.625% due 02/01/18	565	565
Echostar DBS Corp. 6.375% due 10/01/11	705	686
Edison Mission Energy (l) 7.750% due 06/15/16	175	175
El Paso Corp. 7.750% due 01/15/32	775	779
El Paso Production Holding Co. 7.750% due 06/01/13	655	665
Ford Motor Co. 7.250% due 10/01/08	100	99
7.450% due 07/16/31	300	236
Ford Motor Credit Co. 6.625% due 06/16/08	450	443
7.375% due 10/28/09	495	486
7.000% due 10/01/13	125	117
Foundation PA Coal Co. 7.250% due 08/01/14	480	467
General Motors Corp. 7.200% due 01/15/11	160	143
8.250% due 07/15/23	160	133
8.375% due 07/15/33	125	105
Genesis HealthCare Corp. 8.000% due 10/15/13	410	425
Georgia-Pacific Corp. 8.125% due 05/15/11	150	153
8.000% due 01/15/24	150	148

High Yield Bond Fund

49

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Giant Industries, Inc. 8.000% due 05/15/14	320	347
GMAC LLC 6.125% due 01/22/08	280	277
5.125% due 05/09/08	125	122
5.625% due 05/15/09	325	314
6.750% due 12/01/14	115	110
8.000% due 11/01/31	160	162
Goodman Global Holdings, Inc. (Ê) Series B 8.329% due 06/15/12	111	111
7.875% due 12/15/12	225	211
Graphic Packaging International Corp. 9.500% due 08/15/13	30	30
GSC Holdings Corp. 8.000% due 10/01/12	350	357
Hanover Compressor Co. 8.625% due 12/15/10	90	94
9.000% due 06/01/14	325	345
Hanover Equipment Trust Series A 8.500% due 09/01/08	42	43
HCA, Inc. 8.750% due 09/01/10	225	227
6.375% due 01/15/15	530	421
7.500% due 11/06/33	65	49
Hertz Corp. (l) 8.875% due 01/01/14	655	680
Host Marriott, LP Series Q 6.750% due 06/01/16	300	291
Houghton Mifflin Co. (Step Up, 11.500%, 10/15/08) Zero coupon due 10/15/13	350	293
Huntsman International LLC Series * 10.125% due 07/01/09	200	204
Inmarsat Finance PLC (Step Up, 10.375%, 11/15/08) Zero coupon due 11/15/12	615	537
ION Media Networks, Inc. (Ê)(l) 11.757% due 01/15/13	370	373
iPCS, Inc. 11.500% due 05/01/12	260	293
L-3 Communications Corp. 7.625% due 06/15/12	290	297
MGM Mirage 6.750% due 09/01/12	1,000	972
Midwest Generation LLC 8.560% due 01/02/16	238	253
Mirant North America LLC Series WI 7.375% due 12/31/13	460	455

	Principal Amount ($) or Shares	Market Value $
Neiman-Marcus Group, Inc. 9.000% due 10/15/15	575	611
Nevada Power Co. (l) 6.500% due 05/15/18	300	307
Nexstar Finance, Inc. 7.000% due 01/15/14	220	197
Northwest Airlines, Inc. (Ø) Series 1A-2 6.841% due 04/01/11	50	50
NRG Energy, Inc. 7.375% due 02/01/16	390	384
O'Charleys, Inc. 9.000% due 11/01/13	235	240
Owens Brockway Glass Container, Inc. 8.250% due 05/15/13	110	111
Owens-Illinois, Inc. 7.500% due 05/15/10	235	233
Primedia, Inc. 8.875% due 05/15/11	375	364
Qwest Capital Funding, Inc. 6.875% due 07/15/28	400	353
Qwest Communications International, Inc. Series * 7.250% due 02/15/11	425	421
Series B 7.500% due 02/15/14	595	590
Qwest Corp. 7.875% due 09/01/11	125	130
Reliant Energy, Inc. 9.250% due 07/15/10	470	489
RH Donnelley Corp. Series A-1 6.875% due 01/15/13	145	130
Series A-2 6.875% due 01/15/13	275	247
Rockwood Specialties Group, Inc. Series WI 7.500% due 11/15/14	500	491
Roseton/Danskammer Series B 7.670% due 11/08/16	475	468
Sinclair Broadcast Group, Inc. 8.750% due 12/15/11	560	584
Smurfit-Stone Container Enterprises, Inc. 9.750% due 02/01/11	231	237
Stater Brothers Holdings 8.125% due 06/15/12	320	319
Stewart Enterprises, Inc. 6.250% due 02/15/13	625	553
Sungard Data Systems, Inc. 9.125% due 08/15/13	375	387

High Yield Bond Fund

50

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Syniverse Technologies, Inc. Series B 7.750% due 08/15/13	525	511
Tenet Healthcare Corp. 9.875% due 07/01/14	140	137
Series WI 9.250% due 02/01/15	295	278
Tenneco Automotive, Inc. 8.625% due 11/15/14	410	409
Tronox Worldwide LLC/Tronox Finance Corp. 9.500% due 12/01/12	210	216
Trump Entertainment Resorts, Inc. 8.500% due 06/01/15	295	285
TRW Automotive, Inc. 9.375% due 02/15/13	478	510
TXU Corp. Series P 5.550% due 11/15/14	150	140
Series Q 6.500% due 11/15/24	150	140
UGS Corp. 10.000% due 06/01/12	450	484
United AirLines, Inc. 6.071% due 09/01/14	211	211
United Rentals North America, Inc. 6.500% due 02/15/12	525	497
US Oncology, Inc. 9.000% due 08/15/12	555	574
Vanguard Health Holding Co. I LLC (Step Up, 11.250%, 10/01/09) Zero coupon due 10/01/15	380	274
VWR International, Inc. 6.875% due 04/15/12	350	341
Warner Chilcott Corp. 8.750% due 02/01/15	425	425
Waterford Gaming LLC (l) 8.625% due 09/15/12	573	604
Williams Cos., Inc. 8.125% due 03/15/12	240	253
7.750% due 06/15/31	275	269
8.750% due 03/15/32	200	216
Williams Scotsman, Inc. 8.500% due 10/01/15	450	457
Windstream Corp. (l) 8.625% due 08/01/16	275	291
Wynn Las Vegas LLC 6.625% due 12/01/14	550	525
Xerox Capital Trust I 8.000% due 02/01/27	550	564
		43,984

	Principal Amount ($) or Shares	Market Value $
International Debt - 10.5%
Avago Technologies (l) 10.125% due 12/01/13	290	303
Baytex Energy, Ltd. 9.625% due 07/15/10	505	529
Bowater Canada Finance 7.950% due 11/15/11	150	144
Galaxy Entertainment Finance Co., Ltd. (l) 9.875% due 12/15/12	275	288
Hudson Bay Mining & Smelting Co., Ltd. 9.625% due 01/15/12	280	306
Ineos Group Holdings PLC (l) 8.500% due 02/15/16	50	48
Intelsat Subsidiary Holding Co., Ltd. 8.250% due 01/15/13	270	269
Nell AF SARL (l) 8.375% due 08/15/15	360	361
Novelis, Inc. (l) 8.250% due 02/15/15	700	665
Rhodia SA 8.875% due 06/01/11	325	332
Rogers Cable, Inc. 6.750% due 03/15/15	235	233
Rogers Wireless, Inc. 8.000% due 12/15/12	525	549
Royal Caribbean Cruises, Ltd. 7.000% due 06/15/13	300	301
Sensata Technologies BV (l) 8.000% due 05/01/14	285	279
Smurfit Kappa Funding PLC 9.625% due 10/01/12	650	678
		5,285
Total Long-Term Investments (cost $49,370)		49,269
Warrants & Rights - 0.0%
Consumer Discretionary - 0.0%
XM Satellite Radio Holdings, Inc. 2010 Warrants (Æ)	400	2
Total Warrants & Rights (cost $81)		2
Short-Term Investments - 1.6%
American Beacon Money Market Fund	7	—	±
Federated Investors Prime Cash Obligations Fund	784,792	785
Total Short-Term Investments (cost $785)		785

High Yield Bond Fund

51

SSgA
High Yield Bond Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Total Investments - 99.3% (identified cost $50,236)		50,056
Other Assets and Liabilities, Net - 0.7%		350
Net Assets - 100.0%		50,406

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Corporate Bonds and Notes	87.2
International Debt	10.5
Warrants and Rights	—	*
Short-Term Investments	1.6
Total Investments	99.3
Other Assets and Liabilities, Net	0.7
	100.0

* less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

High Yield Bond Fund

52

SSgA

Fixed Income Funds

Notes to Schedules of Investments — August 31, 2006

Footnotes

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Currency balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Ï)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(µ)  Bond is insured by a guarantor.

(æ)  Pre-refunded: These bonds are collateralized by US Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date. The rate noted is for descriptive purposes; effective yield may vary.

(Ø)  In default.

(ß)  Illiquid security.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security (144A). Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

  ±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CDO - Collateralized Debt Obligation

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

FDIC - Federal Deposit Insurance Company

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

TRAINS - Targeted Return Index

Notes to Schedules of Investments

53

SSgA
Fixed Income Funds

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Assets
Investments, at identified cost	$238,004	$463,739	$110,593	$50,236
Investments, at market	238,310	462,256	109,974	50,056
Cash	—	11	—	—
Receivables:
Dividends and interest	937	2,631	894	854
Investments sold	—	40,042	11,098	449
Fund shares sold	202	2,128	22	185
From Adviser	—	63	8	—
Daily variation margin on futures contracts	—	—	3	—
Prepaid expenses	2	4	1	—
Total assets	239,451	507,135	122,000	51,544
Liabilities
Payables:
Investments purchased	3,500	151,493	32,805	1,058
Fund shares redeemed	—	51	20	—
Accrued fees to affiliates	97	177	58	40
Other accrued expenses	61	62	55	40
Daily variation margin on futures contracts	—	53	—	—
Dividends	1,062	—	—	—
Options written, at market value	—	625	164	—
Total liabilities	4,720	152,461	33,102	1,138
Net Assets	$234,731	$354,674	$88,898	$50,406
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$262	$1,410	$333	$293
Accumulated net realized gain (loss)	(4,921)	(2,565)	(1,853)	(1,263)
Unrealized appreciation (depreciation) on:
Investments	306	(1,483)	(619)	(180)
Futures contracts	—	(262)	(2)	—
Options written	—	(432)	(114)	—
Shares of beneficial interest	24	36	9	6
Additional paid-in capital	239,060	357,970	91,144	51,550
Net Assets	$234,731	$354,674	$88,898	$50,406
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class*	$9.94	$9.78	$9.62	$8.31
Net assets	$234,731,011	$354,654,838	$88,898,384	$50,405,510
Shares outstanding ($.001 par value)	23,606,518	36,268,708	9,239,379	6,065,113
Net asset value per share: Class R*	$—	$9.78	$—	$—
Net assets	$—	$19,542	$—	$—
Shares outstanding ($.001 par value)	—	1,999	—	—
Premiums received on options written	—	193	50	—

*   Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

54

SSgA
Fixed Income Funds

Statement of Operations — For the Period Ended August 31, 2006

Amounts in thousands	Yield Plus Fund	Bond Market Fund	Intermediate Fund	High Yield Bond Fund
Investment Income
Dividends	$372	$85	$37	$69
Interest	9,353	15,756	4,820	4,309
Total investment income	9,725	15,841	4,857	4,378
Expenses
Advisory fees	459	928	306	175
Administrative fees	88	128	62	48
Custodian fees	54	259	138	57
Distribution fees	160	224	89	25
Transfer agent fees	37	72	33	37
Professional fees	41	53	43	37
Registration fees	21	37	17	16
Shareholder servicing fees	187	97	81	30
Trustees' fees	10	21	15	13
Insurance fees	4	4	2	1
Printing fees	20	27	13	5
Miscellaneous	11	9	6	3
Expenses before reductions	1,092	1,859	805	447
Expense reductions	(15)	(312)	(194)	(9)
Net expenses	1,077	1,547	611	438
Net investment income (loss)	8,648	14,294	4,246	3,940
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(349)	(3,073)	(1,537)	(1,230)
Futures contracts	—	169	58	—
Options written	—	222	70	—
Net realized gain (loss)	(349)	(2,682)	(1,409)	(1,230)
Net change in unrealized appreciation (depreciation) on:
Investments	(204)	(5,778)	(1,774)	(1,189)
Futures contracts	—	78	117	—
Options written	—	(432)	(114)
Net change in unrealized appreciation (depreciation)	(204)	(6,132)	(1,771)	(1,189)
Net realized and unrealized gain (loss)	(553)	(8,814)	(3,180)	(2,419)
Net Increase (Decrease) in Net Assets from Operations	$8,095	$5,480	$1,066	$1,521

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

55

SSgA
Fixed Income Funds

Statement of Changes in Net Assets — For the Periods Ended August 31,

	Yield Plus Fund		Bond Market Fund
Amounts in thousands	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$8,648	$6,139	$14,294	$11,253
Net realized gain (loss)	(349)	55	(2,682)	3,843
Net change in unrealized appreciation (depreciation)	(204)	(105)	(6,132)	(4,739)
Net increase (decrease) in net assets from operations	8,095	6,089	5,480	10,357
Distributions
From net investment income
Institutional Class	(8,311)	(6,180)	(15,462)	(12,308)
Class R	—	—	(1)	—
From net realized gain	—	—	(1,988)	(4,514)
Net decrease in net assets from distributions	(8,311)	(6,180)	(17,451)	(16,822)
Share Transactions
Net increase (decrease) in net assets from share transactions	43,263	(126,512)	92,500	(50,890)
Redemption Fees	—	—	—	—
Total Net Increase (Decrease) in Net Assets	43,047	(126,603)	80,529	(57,355)
Net Assets
Beginning of period	191,684	318,287	274,145	331,500
End of period	$234,731	$191,684	$354,674	$274,145
Undistributed (overdistributed) net investment income included in net assets	$262	$(75)	$1,410	$2,678

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

56

	Intermediate Fund		High Yield Bond Fund
Amounts in thousands	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,246	$4,177	$3,940	$6,321
Net realized gain (loss)	(1,409)	804	(1,230)	3,496
Net change in unrealized appreciation (depreciation)	(1,771)	(2,331)	(1,189)	(2,397)
Net increase (decrease) in net assets from operations	1,066	2,650	1,521	7,420
Distributions
From net investment income
Institutional Class	(4,901)	(3,713)	(4,706)	(6,947)
Class R	—	—	—	—
From net realized gain	(141)	(2,081)	(152)	—
Net decrease in net assets from distributions	(5,042)	(5,794)	(4,858)	(6,947)
Share Transactions
Net increase (decrease) in net assets from share transactions	(33,975)	(8,508)	(6,694)	(60,783)
Redemption Fees	—	—	5	2
Total Net Increase (Decrease) in Net Assets	(37,951)	(11,652)	(10,026)	(60,308)
Net Assets
Beginning of period	126,849	138,501	60,432	120,740
End of period	$88,898	$126,849	$50,406	$60,432
Undistributed (overdistributed) net investment income included in net assets	$333	$988	$293	$1,059

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

57

SSgA
Fixed Income Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)		$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Yield Plus Fund
August 31, 2006	9.95	.47	(.03)		.44	(.45)	—	(.45)
August 31, 2005	9.96	.24	—	(e)	.24	(.25)	—	(.25)
August 31, 2004	9.94	.11	.02		.13	(.11)	—	(.11)
August 31, 2003	9.92	.12	.01		.13	(.11)	—	(.11)
August 31, 2002 (1)	9.96	.21	(.05)		.16	(.20)	—	(.20)
Bond Market Fund
Institutional Class
August 31, 2006	10.21	.45	(.31)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.39	(.04)		.35	(.41)	(.14)	(.55)
August 31, 2004	10.26	.37	.24		.61	(.31)	(.15)	(.46)
August 31, 2003	10.42	.36	.02		.38	(.35)	(.19)	(.54)
August 31, 2002 (1)	10.16	.48	.28		.76	(.50)	—	(.50)
Class R
August 31, 2006	10.21	.46	(.32)		.14	(.50)	(.07)	(.57)
August 31, 2005	10.41	.40	(.04)		.36	(.42)	(.14)	(.56)
August 31, 2004 (2)	10.07	.15	.27		.42	(.08)	—	(.08)
Intermediate Fund
August 31, 2006	9.94	.40	(.26)		.14	(.45)	(.01)	(.46)
August 31, 2005	10.19	.32	(.13)		.19	(.28)	(.16)	(.44)
August 31, 2004	10.08	.29	.20		.49	(.31)	(.07)	(.38)
August 31, 2003	10.13	.32	.09		.41	(.33)	(.13)	(.46)
August 31, 2002 (1)	10.02	.41	.26		.67	(.43)	(.13)	(.56)
High Yield Bond Fund
August 31, 2006	8.78	.57	(.34	)(f)	.23	(.68)	(.02)	(.70)
August 31, 2005	8.76	.58	.06	(f)	.64	(.62)	—	(.62)
August 31, 2004	8.44	.62	.33	(f)	.95	(.63)	—	(.63)
August 31, 2003	7.85	.60	.54		1.14	(.55)	—	(.55)
August 31, 2002	8.75	.70	(.90)		(.20)	(.70)	—	(.70)

(1)  As required, effective September 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies. Paydowns on mortgage and asset backed securities which were included in realized gain/loss on investment transactions prior to September 1, 2001 are included as interest income. The effect of this change for the Bond Market Fund for the year ended August 31, 2002 was to decrease net investment income per share by $.02, increase the net realized and net unrealized gains and losses per share by $.02 and decrease the ratio of net investment income to average net assets from 4.72% to 4.53%. The effect of this change for the Yield Plus and Intermediate Funds for the year ended August 31, 2002 amounted to less than $.005 per share on net investment income and net realized and net unrealized gains and losses. The ratio of net investment income to average net assets was not materially affected. Per share ratios and supplemental data for the Yield Plus, Bond Market and Intermediate Funds for periods prior to September 1, 2001 have not been restated to reflect this change in presentation.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  The ratios for periods less than one year are annualized.
(d)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(e)  Less than $.005 per share.
(f)  Includes redemption fees less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

58

	$ Net Asset Value, End of Period	% Total Return(b)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(c)	% Ratio of Net Investment Income to Average Net Assets(c)(d)	% Portfolio Turnover Rate(b)
Yield Plus Fund
August 31, 2006	9.94	4.48	234,731	.59	.59	4.71	67.82
August 31, 2005	9.95	2.41	191,684	.56	.56	2.40	25.42
August 31, 2004	9.96	1.28	318,287	.57	.57	1.08	31.84
August 31, 2003	9.94	1.39	275,216	.58	.58	1.18	70.70
August 31, 2002 (1)	9.92	1.80	264,651	.53	.53	2.17	80.03
Bond Market Fund
Institutional Class
August 31, 2006	9.78	1.45	354,654	.50	.60	4.62	487.24
August 31, 2005	10.21	3.50	274,134	.50	.57	3.92	356.99
August 31, 2004	10.41	6.11	331,490	.50	.53	3.55	573.61
August 31, 2003	10.26	3.79	337,973	.50	.52	3.46	649.90
August 31, 2002 (1)	10.42	7.76	287,276	.49	.49	4.71	532.00
Class R
August 31, 2006	9.78	1.51	20	.42	.53	4.75	487.24
August 31, 2005	10.21	3.55	11	.46	.52	3.99	356.99
August 31, 2004 (2)	10.41	4.18	10	.45	.48	5.00	573.61
Intermediate Fund
August 31, 2006	9.62	1.52	88,898	.60	.79	4.17	549.63
August 31, 2005	9.94	1.95	126,849	.60	1.11	3.23	440.09
August 31, 2004	10.19	4.93	138,501	.60	1.23	2.92	197.27
August 31, 2003	10.08	4.11	137,364	.60	1.18	3.17	146.13
August 31, 2002 (1)	10.13	6.94	102,352	.60	1.18	4.09	620.02
High Yield Bond Fund
August 31, 2006	8.31	2.83	50,406	.75	.77	6.74	167.28
August 31, 2005	8.78	7.53	60,432	.68	.68	6.70	136.97
August 31, 2004	8.76	11.64	120,740	.63	.63	7.07	151.82
August 31, 2003	8.44	15.18	140,773	.70	.70	7.39	148.72
August 31, 2002	7.85	(2.50)	99,327	.75	.75	8.83	149.45

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

59

SSgA

Fixed Income Funds

Notes to Financial Statements — August 31, 2006

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2006. These financial statements report on four Funds, the SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund and SSgA High Yield Bond Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

Effective July 31, 2003 the Bond Market Fund began offering Class R shares. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the Bond Market Fund may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Debt securities listed and traded principally on any national securities exchange are valued at the evaluated bid price or, if there were no sales on that day, at the last reported bid price, on the primary exchange on which the security is traded. Over-the-counter fixed-income securities and options are valued on the basis of the last sale price. Exchange listed futures contracts will be priced at the settlement price and options on futures will be priced at their last sale price on which they principally trade. If there were no sales, futures are valued at the last reported bid price. Investments in other mutual funds are valued at their net asset value per share. Many fixed-income securities do not trade each day, and thus last sale or bid prices are frequently not available. Accordingly, fixed-income securities may be valued using prices provided by a pricing service approved by the Board of Trustees when such prices are believed to reflect the market value of such securities.

Short-Term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

Money market instruments maturing within 60 days of the valuation date are valued at "amortized cost".

The Funds may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees. Certain securities, as of August 31, 2006 were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market makers may differ from the value that would be realized if the securities were actually purchased or sold in an arm's length transaction.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded on the ex-dividend date and interest income is recorded daily on the accrual basis. All premiums and discounts, including original issue discounts, are amortized/accreted using the interest method.

Notes to Financial Statements

60

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute substantially all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2007	08/31/2008	08/31/2009	08/31/2011	08/31/2014	Total
Yield Plus	$1,836,407	$80,342	$2,135,735	$519,218	$262,655	$4,834,357
Intermediate	—	—	—	—	583,826	583,826
High Yield	—	—	—	—	239,428	239,428

As of August 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Cost of Investments for Tax Purposes	$238,005,244	$463,877,391	$110,628,633	$50,318,679
Gross Tax Unrealized Appreciation	347,563	2,841,432	479,814	900,663
Gross Tax Unrealized Depreciation	(42,671)	(4,462,474)	(1,026,360)	(1,163,084)
Net Tax Unrealized Appreciation (Depreciation)	$304,892	$(1,621,042)	$(546,546)	$(262,421)
Undistributed Ordinary Income	$1,332,559	$1,538,265	$342,778	$301,656
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(4,834,357)	$29,779	$(583,826)	$(239,428)

Tax Composition of Distributions:

Ordinary Income	$8,310,992	$16,531,507	$5,041,840	$4,706,143
Long-term Capital Gains	$—	$919,108	$—	$152,445

As permitted by tax regulations, the Funds may defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006, and treat it as arising in the fiscal year 2007. As of August 31, 2006, the Funds realized a capital loss as follows:

Yield Plus	$86,441
Bond Market	2,780,856
Intermediate	1,306,233
High Yield Bond	941,689

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

The Yield Plus Fund declares and records dividends on net investment income daily and pays them monthly. For the period September 1, 2005 to March 31, 2006, income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund were generally declared quarterly and recorded on the ex-dividend date. Effective April 1, 2006, income dividends for the Bond Market Fund, Intermediate Fund and the High Yield Bond Fund are declared and paid monthly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal income tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These

Notes to Financial Statements

61

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

differences relate primarily to investments in futures, options, losses deferred due to wash sales and straddles, and capital loss carryforwards. Permanent differences between book and tax accounting are reclassified to paid in capital. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Bond Market Fund offers Class R Shares. All share classes have idenitical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the High Yield Bond Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2006, the High Yield Bond Fund earned $5,421 in redemption fees. Shares of the High Yield Bond Fund held by the SSgA Life Solutions Fund are not be subject to the redemption fee.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the High Yield Bond Fund will no longer be subject to a redemption fee.

Forward Commitments/Mortgage Dollar Rolls

The Bond Market Fund, Intermediate Fund, and High Yield Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (not to exceed 120 days) (i.e., a "forward commitment" or "delayed settlement" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The Funds may enter into mortgage dollar rolls (principally in TBA's) in which a fund sells a mortgage security and simultaneously contracts to repurchase a substantially similar mortgage security on a specified future date. A forward commitment transaction involves a risk of loss if the value of the security to be sold by the fund declines below the repurchase price of those securities or the other party to the transaction fails to complete the transaction. The Funds record forward commitments on trade date and maintain security positions such that sufficient liquid assets will be available to make payments for the securities purchased.

United States Treasury Inflation Indexed Bonds

Inflation indexed securities are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. Interest is accrued based on the principal value which is adjusted for inflation. Any increase in the principal amount of an inflation indexed security is recorded as interest income, even though the principal is not received until maturity.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in each Fund's Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by a fund through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by a fund to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a fund. By purchasing certain instruments, the Fund may more effectively achieve the desired portfolio characteristics that assist in meeting the Fund's investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

Notes to Financial Statements

62

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by each Fund and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

•  Options

The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. The Funds may also purchase and sell call and put options on foreign currencies.

When a fund writes a covered call or a put option, an amount equal to the premium received by a Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

•  Written Options Contracts

Fund transactions in written options contracts for the period ended August 31, 2006 were as follows:

	Bond Market		Intermediate
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Outstanding at August 31, 2005	—	$—	—	$—
Written	3,836	599,073	1,143	175,613
Closed	(2,242)	(344,519)	(674)	(102,430)
Expired	(622)	(61,078)	(215)	(23,091)
Outstanding at August 31, 2006	972	$193,476	254	$50,092

3.  Investment Transactions

Securities

For the period ended August 31, 2006, purchases and sales of investment securities, excluding US Government and Agency obligations, short-term investments, futures contracts, and repurchase agreements aggregated to the following:

Funds	Purchases	Sales
Yield Plus	$167,204,545	$121,397,624
Bond Market	211,090,570	146,048,056
Intermediate	52,217,552	110,728,603
High Yield Bond	93,307,031	101,772,715

Notes to Financial Statements

63

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

US Government and Agencies

For the period ended August 31, 2006, purchases and sales of US Government and Agency obligations, excluding short-term investments and futures contracts, aggregated to the following:

Funds	Purchases	Sales
Bond Market	$2,837,506,079	$2,310,779,491
Intermediate	594,784,448	576,661,078

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by non-cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and other short-term investments that meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of August 31, 2006, there were no outstanding securities on loan and no securities lending income earned during the year.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations.

For these services, each Fund pays a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%
Yield Plus	0.25
Bond Market	0.30
Intermediate	0.30
High Yield Bond	0.30

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional Class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution and Service (12b-1) Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R. If after waiving the full .70% of the average daily net assets of Class R, Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Bond Market Fund's Institutional Class and Class R Advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of .50% and 1.00%, respectively, of

Notes to Financial Statements

64

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $300,971 for the Institutional Class and $15 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Intermediate Fund's Advisory fees and to reimburse the Fund for all expenses in excess of .60% of average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $189,272. There were no reimbursements for the Intermediate Fund for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the High Yield Bond Fund's Advisory fees and to reimburse the Fund for all expenses in excess of .75% of average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $2,901. There were no reimbursements for the High Yield Bond Fund for the period ended August 31, 2006.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2006, the Funds did not invest any of their cash reserves in the SSgA Prime Money Market Fund.

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the period ended August 31, 2006, the Funds' custodian fees were reduced by the following amounts under these arrangements:

Funds	Amount Paid
Yield Plus	$14,919
Bond Market	11,467
Intermediate	4,947
High Yield Bond	5,958

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to the Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of all four of the Investment Company's U.S. Fixed Income portfolios: $0 up to $1 billion — .0315%; over $1 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the administrator for out-of-pocket expenses.

Notes to Financial Statements

65

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule (12b-1) (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all Institutional Class shares held by or for customers of these Agents.

For the period ended August 31, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Funds	State Street	Global Markets	CitiStreet
Yield Plus	$45,909	$539	$5,879
Bond Market	77,339	1,239	—
Intermediate	25,470	3,857	2,317
High Yield Bond	14,610	223	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services or High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of each Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of the Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule (12b-1) (the R Plan) under the 1940 Act. The R Plan allows a fund to pay fees for the sale and distribution of fund shares and for services provided to shareholders by the Distributor or other financial intermediaries. Payments to the Distributor for distribution, marketing, shareholder and administrative services provided to a fund by the Distributor or a financial intermediary are not permitted by the R Plan to exceed 0.70% of a class' average daily net asset value on an annual basis. The Distributor pays financial intermediaries for shareholder and administrative services provided to a fund out of the fee the Distributor receives from the fund. Fees paid to the financial intermediaries providing these services are not permitted by the R Plan to exceed 0.65% of a class' average daily net asset value on an annual basis. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2006.

Notes to Financial Statements

66

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

Under the R Plan, the Funds have a distribution agreement with Global Markets. For these services, Class R pays Global Markets 0.05% of the daily net asset value. For the period ended August 31, 2006, the Bond Market Fund Class R paid $0.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

	Yield Plus	Bond Market	Intermediate	High Yield Bond
Advisory fees	$48,623	$87,213	$22,437	$23,466
Administration fees	8,756	11,867	4,929	3,378
Custodian fees	1,740	28,997	10,895	2,753
Distribution fees	11,705	17,562	4,943	1,616
Shareholder servicing fees	15,603	8,228	5,739	3,123
Transfer agent fees	7,122	18,768	6,132	4,123
Trustees' fees	3,473	4,495	3,031	2,034
	$97,022	$177,130	$58,106	$40,493

Beneficial Interest

As of August 31, 2006, the following table includes shareholders (three of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Yield Plus	3	49.7
Bond Market	1	29.0
Intermediate	4	53.2
High Yield Bond	1	15.9

5.  Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Yield Plus Fund	2006	2005	2006	2005
Proceeds from shares sold	22,609	26,157	$224,899	$260,460
Proceeds from reinvestment of distributions	769	575	7,650	5,722
Payments for shares redeemed	(19,028)	(39,440)	(189,286)	(392,694)
Total net increase (decrease)	4,350	(12,708)	$43,263	$(126,512)

Notes to Financial Statements

67

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Bond Market Fund	2006	2005	2006	2005
Institutional Class
Proceeds from shares sold	14,470	10,471	$141,638	$106,507
Proceeds from reinvestment of distributions	1,170	1,220	11,475	12,441
Payments for shares redeemed	(6,207)	(16,706)	(60,622)	(169,839)
	9,433	(5,015)	$92,491	$(50,891)
Class R
Proceeds from shares sold	1	—	$10	$1
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	—	—	(1)	—
	1	—	9	1
Total net increase (decrease)	9,434	(5,015)	$92,500	$(50,890)
Intermediate Fund
Proceeds from shares sold	2,433	5,246	$23,463	$51,988
Proceeds from reinvestment of distributions	512	493	4,936	4,931
Payments for shares redeemed	(6,465)	(6,575)	(62,374)	(65,427)
Total net increase (decrease)	(3,520)	(836)	$(33,975)	$(8,508)
High Yield Bond Fund
Proceeds from shares sold	1,939	2,281	$16,398	$20,098
Proceeds from reinvestment of distributions	257	498	2,165	4,347
Payments for shares redeemed	(3,013)	(9,678)	(25,257)	(85,228)
Total net increase (decrease)	(817)	(6,899)	$(6,694)	$(60,783)

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended August 31, 2006, the Funds did not utilize the Interfund Lending Program.

7.  Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2006, there were no illiquid securities held by the Funds.

Notes to Financial Statements

68

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2006:

Fund - % of Net Assets Securities	Acquistion	Principal Amount ($) or Date	Cost per Unit Shares	Cost (000) $$	Market Value (000) $
Yield Plus Fund - 12.1%
Cairn Mezzanine ABS CDO PLC	08/11/06	1,500,000	100.00	1,500	1,500
Camber, PLC	05/25/06	770,000	100.00	770	770
Credit Suisse First Boston Mortgage Securities Corp.	09/15/03	135,519,635	1.03	1,401	1,753
GE Business Loan Trust	06/03/04	2,383,676	100.00	2,384	2,382
GE Business Loan Trust	08/22/06	7,945,585	100.42	7,979	7,948
Granite Master Issuer PLC	07/25/06	5,000,000	100.05	5,002	5,005
MMCA Wholesale Master Owner Trust	07/29/04	4,800,000	100.03	4,801	4,805
Montauk Point CDO, Ltd.	05/09/06	1,460,000	100.00	1,460	1,458
Morgan Stanley Capital I	09/17/03	38,709,268	2.72	1,053	1,183
Stack, Ltd.	06/20/06	1,585,000	100.00	1,585	1,585
					28,389
Bond Market Fund - 0.2%
AXA Equitable Life Insurance Co.	11/06/98	115,000	104.25	120	131
Tengizchevroil Finance Co.	08/25/06	250,000	99.25	248	247
Viacom, Inc.	04/19/06	200,000	99.45	199	198
					576
Intermediate Fund - 0.2%
Bear Stearns Commercial Mortgage Securities	03/08/02	4,045,412	1.54	62	62
Tengizchevroil Finance Co.	08/25/06	100,000	99.25	99	99
					161
High Yield Bond Fund - 17.4%
AES Corp. (The)	06/15/06	525,000	107.87	566	566
Allegheny Energy Supply	08/27/03	450,000	91.44	411	486
Avago Technologies	03/08/06	290,000	106.45	309	303
Block Communications, Inc.	03/15/06	440,000	99.03	436	426
CCM Merger, Inc.	06/02/06	400,000	97.07	388	383
Charter Communications Operating LLC	05/18/05	160,000	97.43	156	160
DJ CDX North America HY	08/16/06	2,400,000	99.68	2,392	2,397
Edison Mission Energy	05/19/06	175,000	100.00	175	175
Galaxy Entertainment Finance Co., Ltd.	06/02/06	275,000	105.83	291	288
Hertz Corp.	12/15/05	655,000	101.40	664	680
Ineos Group Holdings PLC	05/31/06	50,000	94.83	47	48
ION Media Networks, Inc.	05/05/06	370,000	101.33	375	373
Nell AF SARL	01/04/06	360,000	100.48	362	361
Nevada Power Co.	08/15/06	300,000	100.82	302	307
Novelis, Inc.	01/03/06	700,000	95.60	669	665
Sensata Technologies BV	04/21/06	285,000	100.96	288	279
Waterford Gaming LLC	06/06/03	573,000	100.76	577	604
Windstream Corp.	08/15/06	275,000	105.74	291	291
					8,792

Notes to Financial Statements

69

SSgA
Fixed Income Funds

Notes to Financial Statements, continued — August 31, 2006

8.  Dividends

On September 1, 2006, the Funds declared the following dividends from net investment income payable on September 8, 2006 to shareholders on record September 5, 2006.

Funds	Net Investment Income
Bond Market Fund	$0.0402
Bond Market Fund - Class R	0.0409
Intermediate Fund	0.0372
High Yield Bond Fund	0.0496

On October 2, 2006, the Funds declared the following dividends from net investment income payable on October 6, 2006 to shareholders on record October 3, 2006.

Funds	Net Investment Income
Bond Market Fund	$0.0363
Bond Market Fund - Class R	0.0369
Intermediate Fund	0.0361
High Yield Bond Fund	0.0474

Notes to Financial Statements

70

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Yield Plus Fund, SSgA Bond Market Fund, SSgA Intermediate Fund, and SSgA High Yield Bond (the "Funds")(four of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

71

SSgA
Fixed Income Funds

Tax Information — August 31, 2006 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2006 as follows:

Bond Market	$919,108
High Yield Bond	152,445

For the tax year ended August 31, 2006, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2007 will show the tax status of all distributions paid to your account in calendar 2006.

Please consult a tax adviser for questions about federal or state income laws.

Tax Information

72

SSgA
Fixed Income Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

73

SSgA
Fixed Income Funds

Shareholder Requests for Additional Information — August 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

74

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	• Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	• Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

75

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Disclosure of Information about Fund Trustees and Officers

76

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

77

SSgA
Fixed Income Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000.	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

78

SSgA
Fixed Income Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Hertiage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

79

FIAR-08/06 (47335)

INTERNATIONAL EQUITY FUNDS

Emerging Markets Fund

Emerging Markets Fund — Select Class

International Stock Selection Fund

International Stock Selection Fund — Class R

International Growth Opportunities Fund

Annual Report

August 31, 2006

SSgA Funds

International Equity Funds

Annual Report

August 31, 2006

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information visit www.ssga.com. Investment in the Funds poses investment risks, including the loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA International Equity Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all of the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

3

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SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to provide maximum total return, primarily through capital appreciation, by investing primarily in securities of foreign issuers.

Invests in:  Equity securities of foreign issuers domiciled, or having a substantial portion of their business, in countries having a developing economy or securities market.

Strategy:  The Fund invests in securities of issuers located in emerging market countries. The Fund's management team will evaluate the countries' economic and political climates with prospects for sustained macro and micro economic growth.

Emerging Markets Fund – Institutional Class

Period Ended 08/31/06	Total Return
1 Year	33.09%
5 Years	24.64	%+
10 Years	9.91	%+

Emerging Markets Fund – Select Class‡

Period Ended 08/31/06	Total Return
Since Inception	(1.30)%

MSCI Emerging Markets Free Index#

Period Ended 08/31/06	Total Return
1 Year	30.99%
5 Years	24.39	%+
10 Years	7.58	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Emerging Markets Fund

5

SSgA

Emerging Markets Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Emerging Markets Fund returned 33.09% versus the 30.99% return of the MSCI® Emerging Markets Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Over the past 12 months ending August 31, 2006, the SSgA Emerging Markets Fund benefited from numerous equity positions across the emerging regions. In 2006, emerging markets as a whole reminded investors of the volatility of the asset class and its susceptibility to changes in global risk appetite. In May there was a sharp sell off where emerging markets were down 10 days in a row but the markets corrected themselves and recovered some of their losses in June.

Within Latin America, overweight positions in both Argentina and Brazil contributed to the Fund's performance. While the overall Argentine stock market returned 27% vs. approximately 31% for MSCI Emerging Markets Free benchmark, the Argentina portfolio within the Fund returned 40%, chiefly due to its large position in Tenaris, a globally competitive manufacturer of seamless pipe for the oil drilling and exploration industry. Shares of Tenaris rose significantly during the period.

The portfolio also benefited from its overweight to Brazil, whose market appreciated over the Fund's fiscal year. The Fund's Brazil portfolio returned 56%, reflecting superior stock selection, which may be attributed both to traditional large capitalization stocks, such as Usiminas and Gerdau, which appreciated considerably, and several companies that are relatively new to the market, such as Lojas Renner, a retail clothing chain, and Localiza, a rental car company, which also appreciated during the Fund's fiscal year.

In the EMEA region, one of the big stories in calendar year 2006 has been in the Russian market, which rose significantly. Most of the performance in the market was driven by Gazprom, which was added to the benchmark in two phases, in May and then in August. Gazprom's float–adjusted capitalization is roughly $100 billion, making it one of the largest companies in the world by market cap. With the Gazprom addition, Russia is now the third-largest market in the MSCI Emerging Markets Free benchmark.

In Thailand, some of the Fund's positions hurt the Fund's performance for the year. Specifically, in the energy sector the Fund's overweight positions in PTT PCL and Thai Oil PCL both detracted from performance as they underperformed the sector.

The Fund was also hurt by various positions in South Africa as it returned 21% during the year. The Fund's South Africa portfolio advanced 15%, with underperformance due chiefly to its underweight to mining companies Anglo Platinum and Harmony Gold, which gained appreciably during the Fund's fiscal year.

With the rally of the past two months, emerging markets now sell at 11.2 times forward 12-month earnings, or roughly a 20% discount to the forward p/e of the developed market index.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The twelve months ended August 31, 2006 has seen favorable overall market conditions. The disciplined approach employed by the Fund to country and stock selection has added value. The market conditions saw overall positive index returns, spiked by a downturn in May and June 2006 that moderated 12 month returns.

The Fund's investment methodology that derives excess returns relative to the MSCI® Emerging Markets Free benchmark is driven primarily from its country allocations and additionally from stock selection within countries, versus specific sector, style or thematic biases. Consequently, the Fund's diversified approach helped to control exposure to any individual asset or country.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The MSCI Emerging Markets Free Index is a market capitalization-weighted Index of over 850 stocks traded in 22 world markets.

  +  Annualized.

  ‡  Performance for the Emerging Markets Fund – Select Class is since its inception date of March 2, 2006.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Investments in emerging market countries involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability than those of more developed countries. Securities may be less liquid and more volatile than those in US or longer established international markets. The prospectus contains further information and details regarding these risks.

Emerging Markets Fund

6

SSgA

Emerging Markets Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Emerging Markets Fund will no longer be subject to a redemption fee.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,002.40	$1,018.90
Expenses Paid During Period *	$6.31	$6.36

* Expenses are equal to the Fund's expense ratio of 1.25% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Select Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$987.00	$1,019.86
Expenses Paid During Period *	$5.31	$5.40

* Expenses are equal to the Fund's expense ratio of 1.06% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Emerging Markets Fund

7

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SSgA
Emerging Markets Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 87.6%
Argentina - 0.2%
Banco Macro Bansud SA - ADR (Ñ)	217,080	4,439
Bermuda - 0.5%
Credicorp, Ltd.	188,196	7,001
Kingway Brewery Holdings, Ltd.	4,366,000	1,729
		8,730
Brazil - 11.7%
All America Latina Logistica SA	67,796	5,691
American Banknote SA (Æ)	233,526	1,819
Aracruz Celulose SA - ADR (Ñ)	73,945	3,840
Banco Bradesco SA - ADR (Ñ)	241,027	7,886
Cia Vale do Rio Doce - ADR	1,354,881	24,388
Cosan SA Industria e Comercio (Æ)	152,164	8,020
CSU Cardsystem SA (Æ)	354,600	1,793
Cyrela Brazil Realty SA	261,000	4,602
Datasul (Æ)	336,806	2,388
Diagnosticos da America SA (Æ)	106,129	2,034
EDP - Energias do Brasil SA	268,600	3,395
Equatorial Energia SA (Æ)	509,981	3,723
Gafisa SA (Æ)	256,176	3,346
Gerdau SA - ADR (Ñ)	394,693	5,731
Localiza Rent a Car SA	446,959	9,316
Lojas Renner SA	188,706	11,230
Lupatech SA (Æ)	262,744	2,708
MMX Mineracao e Metalicos SA (Æ)	19,091	7,257
Petroleo Brasileiro SA - ADR (Ñ)	806,189	64,995
Petroleo Brasileiro SA - ADR	147,925	13,263
Porto Seguro SA	298,961	6,345
Tam SA - ADR (Æ)(Ñ)	239,900	7,461
Tele Norte Leste Participacoes SA	321,113	8,073
Tractebel Energia SA	460,400	4,144
Vivax SA (Æ)	239,200	3,671
Votorantim Celulose e Papel SA - ADR (Ñ)	369,219	5,955
		223,074
Cayman Islands - 0.6%
China Mengniu Dairy Co., Ltd. (Ñ)	3,200,000	4,098
Suntech Power Holdings Co., Ltd. - ADR (Æ)(Ñ)	32,000	928
Tencent Holdings, Ltd.	1,675,000	3,661
Xinao Gas Holdings, Ltd. (Ñ)	2,308,000	2,196
		10,883
China - 5.6%
Aluminum Corp. of China, Ltd. Class H (Ñ)	1,806,000	1,289
Angang Steel Co., Ltd. Class H (Ñ)	3,264,000	2,682
Anhui Expressway Co. Class H (Ñ)	3,888,000	2,575
Bank of China, Ltd. (Æ)(Ñ)	10,756,000	4,661
China Construction Bank Class H (Ñ)(l)	22,479,000	9,740

	Principal Amount ($) or Shares	Market Value $
China Life Insurance Co., Ltd. Class H (Ñ)	6,471,000	11,482
China Petroleum & Chemical Corp. Class H (Ñ)	18,233,000	10,854
China Shenhua Energy Co., Ltd. (Ñ)	1,876,300	3,320
China Shipping Development Co., Ltd. Class H	2,994,000	2,652
China Telecom Corp., Ltd. Class H	8,318,000	2,802
Dongfeng Motor Group Co., Ltd. Class H (Æ)	6,078,000	2,227
Guangzhou R&F Properties Co., Ltd. (Ñ)	641,600	3,226
Harbin Power Equipment Class H (Ñ)	4,742,000	4,128
Jiangxi Copper Co., Ltd. Class H (Ñ)	2,982,000	2,830
PetroChina Co., Ltd. Class H (Ñ)	21,220,000	23,929
Ping An Insurance Group Co. of China, Ltd. Class H (Ñ)	3,195,500	10,457
Shenzhen Chiwan Wharf Holdings, Ltd. Class B	797,745	1,208
Sinopec Shanghai Petrochemical Co., Ltd. Class H (Ñ)	6,830,000	3,223
Zijin Mining Group Co., Ltd. Class H (Ñ)	3,892,000	1,842
ZTE Corp. Class H (Ñ)	259,700	888
		106,015
Colombia - 0.4%
BanColombia SA - ADR (Ñ)	250,000	7,275
Egypt - 0.8%
El Sewedy Cables Holding Co. (Æ)	619,567	4,308
Orascom Construction Industries	137,915	5,722
Orascom Telecom Holding SAE	44,578	2,423
Orascom Telecom Holding SAE - GDR (l)	34,800	1,862
		14,315
Hong Kong - 3.3%
Beijing Enterprises Holdings, Ltd.	732,000	1,180
China Merchants Holdings International Co., Ltd. (Ñ)	460,000	1,354
China Mobile, Ltd. (Ñ)	5,448,700	36,641
China Netcom Group Corp. Hong Kong, Ltd. (Ñ)	1,180,000	2,073
China Overseas Land & Investment, Ltd.	7,070,000	4,864
China Resources Power Holdings Co.	2,124,000	1,882
Citic Pacific, Ltd.	619,000	1,978
CNOOC, Ltd. (Ñ)	12,434,500	10,872
Guangdong Investment, Ltd.	4,932,000	1,915
		62,759
India - 1.0%
Bharat Heavy Electricals	25,670	1,247
Housing Development Finance Corp.	23,465	661

Emerging Markets Fund

9

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Emerging Markets Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ICICI Bank, Ltd. (Æ)	36,803	473
ICICI Bank, Ltd. - ADR (Æ)	18,400	491
Infosys Technologies, Ltd.	78,466	3,046
Larsen & Toubro, Ltd. (Æ)	21,001	1,085
Oil & Natural Gas Corp., Ltd.	30,642	802
Punj Lloyd, Ltd. (Æ)	68,749	1,091
Ranbaxy Laboratories, Ltd.	102,940	900
Reliance Capital, Ltd.	4,410	44
Reliance Communication, Ltd. (Æ)	88,200	565
Reliance Energy, Ltd.	6,615	62
Reliance Industries, Ltd.	88,200	2,118
Satyam Computer Services, Ltd. - ADR (Ñ)	17,719	676
Sun TV, Ltd. (Æ)	44,796	1,153
Suzlon Energy, Ltd.	118,863	3,074
Tata Consultancy Services, Ltd.	32,182	690
		18,178
Indonesia - 3.0%
Aneka Tambang Tbk PT	5,348,000	3,175
Astra International Tbk PT	6,936,620	8,464
Bank Central Asia Tbk PT	12,256,000	6,130
Bank Mandiri Persero Tbk PT	14,663,000	3,385
Bank Rakyat Indonesia	15,418,000	7,372
Berlian Laju Tanker Tbk PT (Æ)	20,368,500	4,456
Bumi Resources Tbk PT	26,389,500	2,176
Indonesian Satellite Corp. Tbk PT (Æ)	5,669,000	2,742
Telekomunikasi Indonesia Tbk PT (Æ)	22,922,500	19,906
		57,806
Ireland - 0.2%
Dragon Oil PLC (Æ)	1,242,227	4,056
Israel - 1.0%
Elbit Systems, Ltd. (Æ)	33,458	962
Israel Chemicals, Ltd.	261,857	1,251
Makhteshim-Agan Industries, Ltd. (Æ)	187,757	960
Ormat Industries (Æ)	105,279	1,047
Retalix, Ltd. (Æ)(Ñ)	2,488	45
Teva Pharmaceutical Industries, Ltd. - ADR	448,213	15,580
		19,845
Luxembourg - 1.3%
Evraz Group SA - GDR (Æ)	41,755	898
Tenaris SA - ADR	470,500	17,272
Ternium SA - ADR (Æ)	299,099	7,540
		25,710
Mexico - 5.0%
America Movil SA de CV Series L - ADR	4,571,600	8,533
America Movil SA de CV	522,998	19,513

	Principal Amount ($) or Shares	Market Value $
Cemex SA de CV (Æ)	1,982,468	5,715
Cemex SA de CV - ADR (Æ)	323,354	9,342
Controladora Comercial Mexicana SA de CV	1,641,000	3,084
Corporacion GEO SA de CV (Æ)	782,200	3,181
Empresas ICA Sociedad Controladora SA de CV (Æ)	940,300	3,193
Grupo Famsa SA Class A (Æ)	1,801,900	4,627
Grupo Financiero Banorte SA de CV Class O	1,306,035	3,830
Grupo Mexico SAB de CV	1,009,962	3,222
Grupo Modelo SA	755,200	3,183
Grupo Televisa SA - ADR	391,940	7,462
Telefonos de Mexico SA de CV Series L	444,356	10,727
Wal-Mart de Mexico SA de CV	2,608,812	8,926
		94,538
Pakistan - 0.2%
National Bank of Pakistan	606,360	2,249
Pakistan State Oil Co., Ltd.	304,500	1,653
		3,902
Philippines - 0.4%
Ayala Corp. (Æ)	89,120	772
Ayala Land, Inc. (Æ)	8,179,071	2,173
Philippine Long Distance Telephone Co. - ADR (Ñ)	148,100	5,545
		8,490
Poland - 0.8%
Bank Przemyslowo-Handlowy BPH (Æ)	6,179	1,601
Globe Trade Centre SA (Æ)	227,590	1,995
KGHM Polska Miedz SA (Æ)	67,824	2,356
Polski Koncern Naftowy Orlen (Æ)	190,013	3,171
Powszechna Kasa Oszczednosci Bank Polski SA (Æ)	359,152	4,327
Telekomunikacja Polska SA	213,024	1,397
		14,847
Russia - 12.1%
Comstar United Telesystems - GDR	609,266	3,881
Kalina	48,820	2,099
LUKOIL - ADR	609,699	51,032
MMC Norilsk Nickel - ADR	121,057	16,524
NovaTek OAO - GDR (l)	24,928	1,112
NovaTek OAO - GDR	54,800	2,623
OAO Gazprom - ADR (Ñ)	2,079,045	97,923
Polyus Gold - ADR (Æ)	93,304	3,965
Priargunsky Industrial Mining and Chemical Union (Æ)	3,437	1,408
Sberbank RF	5,400	11,718
Sistema JSFC - GDR	75,458	1,962
Surgutneftegaz OJSC - ADR(Ñ)	208,884	17,059
Unified Energy System	10,537,728	7,761

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10

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Emerging Markets Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Vimpel-Communications - ADR (Æ)(Ñ)	146,020	7,932
Vismpo-Avisma Corp. (Æ)	5,398	1,220
Wimm-Bill-Dann Foods OJSC - ADR (Ñ)	51,044	2,362
		230,581
South Africa - 8.5%
African Bank Investments, Ltd.	766,699	2,702
Anglo Platinum, Ltd.	63,149	7,072
AngloGold Ashanti, Ltd.	169,086	7,661
Aveng, Ltd.	1,147,801	4,248
Bidvest Group, Ltd.	363,771	5,501
FirstRand, Ltd.	3,140,987	7,771
Gold Fields, Ltd.	581,796	11,289
Harmony Gold Mining Co., Ltd. (Æ)	303,511	4,122
Impala Platinum Holdings, Ltd.	90,556	16,756
Investec, Ltd.	65,356	3,189
JD Group, Ltd.	327,389	3,022
Kumba Resources, Ltd.	269,077	5,425
Mittal Steel South Africa, Ltd.	654,956	6,926
MTN Group, Ltd.	805,170	6,383
Naspers, Ltd. Class N	363,552	6,273
Nedbank Group, Ltd.	241,735	3,701
Reunert, Ltd.	366,320	3,666
Sappi, Ltd.	289,047	3,676
Sasol, Ltd.	634,695	21,992
Shoprite Holdings, Ltd.	1,956,339	6,697
Standard Bank Group, Ltd.	955,747	10,310
Telkom SA, Ltd. (Æ)	320,397	6,039
Tiger Brands, Ltd.	242,279	5,121
Truworths International, Ltd.	835,494	2,654
		162,196
South Korea - 16.1%
Daegu Bank	246,320	4,125
Daelim Industrial Co.	77,180	4,946
Daesang Corp.	67,280	927
Dongbu Insurance Co., Ltd.	261,750	5,895
Hana Financial Group, Inc.	153,615	6,624
Hanjin Heavy Industries & Construction Co., Ltd.	93,390	2,545
Hankook Tire Co., Ltd.	149,820	1,995
Hanwha Corp.	95,750	2,814
Humax Co., Ltd.	119,306	3,140
Hynix Semiconductor, Inc. (Æ)	130,520	4,997
Hyundai Department Store Co., Ltd.	64,804	5,042
Hyundai Development Co.	133,970	5,491
Hyundai Engineering & Construction Co., Ltd. (Æ)	65,530	3,463
Hyundai Mipo Dockyard	62,210	6,407
Hyundai Mobis	70,430	6,455
Hyundai Motor Co.	215,964	18,197

	Principal Amount ($) or Shares	Market Value $
Hyundai Steel Co.	59,560	2,122
Industrial Bank of Korea	115,300	2,063
Kookmin Bank	359,409	29,088
Korea Electric Power Corp.	284,080	10,875
Korea Investment Holdings Co., Ltd.	146,140	5,914
Korea Kumho Petrochemical	76,780	2,005
Korea Zinc Co., Ltd.	17,120	1,478
Korean Air Lines Co., Ltd.	75,400	2,377
KT Corp. - ADR (Ñ)	120,862	2,671
KT&G Corp.	144,420	8,473
LG International Corp.	67,210	1,507
LS Cable, Ltd.	68,050	2,279
NHN Corp.	85,335	8,060
POSCO	84,721	21,284
Samsung Electronics Co., Ltd.	99,214	67,085
Samsung Engineering Co., Ltd.	48,750	2,264
Samsung Fire & Marine Insurance Co., Ltd.	26,643	3,742
Samsung Techwin Co., Ltd.	113,190	3,968
Shinhan Financial Group Co., Ltd.	338,420	15,261
Shinsegae Co., Ltd.	10,775	5,347
SK Corp.	187,080	12,046
SK Telecom Co., Ltd.	58,287	11,338
Woori Finance Holdings Co., Ltd.	134,660	2,648
		306,958
Sri Lanka - 0.4%
Dialog Telekom, Ltd.	34,792,821	6,895
Taiwan - 7.0%
Asustek Computer, Inc. (Æ)	1,630,215	3,657
AU Optronics Corp. (Æ)	4,744,642	7,024
Catcher Technology Co., Ltd.	349,257	2,739
Cathay Financial Holding Co., Ltd. (Æ)	4,525,057	8,652
China Steel Corp. (Æ)	5,366,314	4,356
Chinatrust Financial Holding Co., Ltd. (Æ)	2,200,785	1,442
Chunghwa Telecom Co., Ltd. (Æ)	1,952,280	3,205
Compal Communications, Inc. (Æ)	471,900	2,008
Delta Electronics, Inc.	1,458,369	4,056
E.Sun Financial Holding Co., Ltd. (Æ)	1,050,247	626
Far Eastern Textile Co., Ltd. (Æ)	3,789,882	2,661
Far EasTone Telecommunications Co., Ltd.	1,253,000	1,356
First Financial Holding Co., Ltd. (Æ)	4,068,225	2,609
Formosa Chemicals & Fibre Corp. (Æ)	2,623,543	3,784
Formosa Petrochemical Corp. (Æ)	822,000	1,624
Formosa Plastics Corp. (Æ)	38,893	53
High Tech Computer Corp. (Æ)	178,800	4,511
HON HAI Precision Industry Co., Ltd.	2,540,055	14,323
Inventec Co., Ltd. (Æ)	2,066,480	1,256
Largan Precision Co., Ltd. (Æ)	106,050	2,199
Lite-On Technology Corp. (Æ)	707,206	878

Emerging Markets Fund

11

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Emerging Markets Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
MediaTek, Inc. (Æ)	619,190	5,647
Mega Financial Holding Co., Ltd.	7,154,000	4,752
Nan Ya Plastics Corp. (Æ)	3,367,158	4,555
Nien Made Enterprises (Æ)	772,670	606
Novatek Microelectronics Corp., Ltd. (Æ)	235,189	1,158
Polaris Securities Co., Ltd. (Æ)	2,617,868	1,114
Powerchip Semiconductor Corp. (Æ)	1,774,891	1,174
Powertech Technology, Inc. (Æ)	396,750	1,110
Siliconware Precision Industries Co. (Æ)	2,683,536	3,181
Taishin Financial Holdings Co., Ltd.	4,126,700	1,970
Taiwan Cement Corp.	3,543,613	2,364
Taiwan Mobile Co., Ltd. (Æ)	3,002,000	2,792
Taiwan Semiconductor Manufacturing Co., Ltd.	12,731,732	22,486
Tripod Technology Corp. (Æ)	1,108,224	3,403
United Microelectronics Corp. (Æ)	4,486,848	2,455
Wistron Corp.	1,587,290	1,764
		133,550
Thailand - 3.6%
Advanced Info Service PCL	1,796,300	4,326
Bangkok Bank PCL	2,067,800	5,875
Banpu PCL	1,009,300	3,921
Kasikornbank PCL	3,863,200	6,425
Krung Thai Bank PCL	18,624,400	5,650
Land and Houses PCL	6,711,200	1,286
PTT Chemical PCL	1,880,954	3,879
PTT PCL	2,476,733	15,554
Siam Cement PCL	878,500	5,133
Thai Oil PCL	2,787,918	4,525
Total Access Communication PCL (Æ)	608,700	2,435
True Corp. PCL (Æ)	39,097,600	9,416
		68,425
Turkey - 3.2%
Akbank TAS	1,299,385	7,097
Anadolu Efes Biracilik Ve Malt Sanayii AS	126,945	3,380
Arcelik	135,977	877
BIM Birlesik Magazalar AS	29,488	1,067
Bolu Cimento Sanayii AS	955,152	1,865
Coca-Cola Icecek Uretim AS (Æ)	263,000	1,248
Denizbank AS (Æ)	344,979	3,345
Dogan Sirketler Grubu Holdings AS	805,714	3,438
Dogus Otomotiv Servis ve Ticaret AS	301,045	1,254
Enka Insaat ve Sanayi AS	156,607	1,304
Eregli Demir ve Celik Fabrikalari TAS	339,312	1,656
Haci Omer Sabanci Holding AS	914,266	3,464
Koc Holding AS (Æ)	281,862	1,049
Petrol Ofisi AS	227,450	862
Tofas Turk Otomobil Fabrikasi AS	471,257	1,287
Trakya Cam Sanayi AS	437,497	1,069

	Principal Amount ($) or Shares	Market Value $
Tupras Turkiye Petrol Rafine	233,730	4,269
Turk Demir Dokum Fabrikalari AS	154,933	1,291
Turk Ekonomi Bankasi AS	91,310	891
Turkcell Iletisim Hizmet AS	943,834	4,382
Turkiye Garanti Bankasi AS	1,644,362	4,805
Turkiye Is Bankasi Class C	1,241,759	7,164
Turkiye Vakiflar Bankasi Tao Class D	627,968	2,894
Vestel Beyaz Esya Sanayi ve Ticaret AS (Æ)	1,487,649	1,899
		61,857
United Kingdom - 0.1%
Burren Energy PLC	81,602	1,429
United States - 0.6%
BMB Munai, Inc. (Æ)	437,800	2,627
Caspian Services, Inc. (Æ)	391,500	2,055
Southern Copper Corp. (Ñ)	81,419	7,517
		12,199
Total Common Stocks (cost $1,118,266)		1,668,952
Preferred Stocks - 3.8%
Brazil - 2.2%
Banco Bradesco SA	157,088	5,093
Banco Itau Holding Financeira SA	454,270	13,668
Bradespar SA	204,736	7,238
Investimentos Itau SA	776,642	3,278
Universo Online SA (Æ)	395,261	2,259
Usinas Siderurgicas de Minas Gerais SA	345,500	10,832
		42,368
Russia - 0.3%
Transneft	2,446	4,941
South Korea - 1.3%
Hyundai Motor Co.	72,100	3,607
LG Electronics, Inc.	69,090	2,677
Samsung Electronics Co., Ltd.	35,456	18,442
		24,726
Total Preferred Stocks (cost $30,790)		72,035
Warrants & Rights - 0.0%
Hong Kong - 0.0%
China Overseas Land & Investment, Ltd. 2007 Warrants	883,750	129
Total Warrants & Rights (cost $0)		129

Emerging Markets Fund

12

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Emerging Markets Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 7.9%
Netherlands - 0.7%
ABN Amro Bank NV (Ê)(§) 5.464% due 05/11/07	12,000	12,008
United States - 7.2%
General Electric Capital Corp. (Ê)(§) 5.270% due 12/08/06	10,800	10,802
National City Bank of Indiana (Ê)(§) Series BKNT 5.480% due 01/12/07	9,200	9,205
SSgA Prime Money Market Fund	102,555,393	102,555
Wachovia Corp. (Ê)(§) 5.591% due 07/20/07	15,000	15,017
		137,579
Total Short-Term Investments (cost $149,577)		149,587
Other Securities - 8.3%
State Street Navigator Securities Prime Lending Portfolio (d)	158,709,561	158,710
Total Other Securities (cost $158,710)		158,710
Total Investments - 107.6% (identified cost $1,457,343)		2,049,413
Other Assets and Liabilities, Net - (7.6%)		(144,737)
Net Assets - 100.0%		1,904,676

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Taiwan Index expiration date 09/06 (1,508)	41,500	894
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		894

Foreign Currency Exchange Contracts

	Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
	USD	5,022	HKD	39,055	09/01/06	—
	USD	34,562	MYR	125,928	11/21/06	(204)
	USD	919	PHP	46,750	09/01/06	1
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						(203)

A portion of the portfolio has been fair valued as of period end.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

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Schedule of Investments, continued — August 31, 2006

Amounts in thousands

Index Swap Contracts

Fund Receives Underlying Security	Counter Party	Notional Amount $	Fund Pays Floating Rate	Termination Date	Unrealized Appreciation (Depreciation) $
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,600	3 Month USD LIBOR- BBA minus 2.50%	07/05/07	37
MSCI Brazil Free Gross Dividends Reinvested	Citigroup	3,000	3 Month USD LIBOR- BBA minus 2.75%	07/06/07	32
MSCI Brazil Free Gross Dividends Reinvested	Morgan Stanley	2,000	3 Month USD LIBOR- BBA minus 2.25%	08/16/07	(74)
MSCI Egypt Gross Dividends Reinvested	Morgan Stanley	5,475	3 Month USD LIBOR- BBA minus 3.50%	04/09/07	783
MSCI India Gross Dividends Reinvested	Morgan Stanley	6,862	3 Month USD LIBOR- BBA minus 2.25%	12/13/06	1,907
MSCI India Gross Dividends Reinvested	Morgan Stanley	5,217	3 Month USD LIBOR- BBA minus 3.00%	04/30/07	529
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	1,900	3 Month USD LIBOR- BBA minus 2.00%	09/12/06	289
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,040	3 Month USD LIBOR- BBA minus 3.00%	10/05/06	413
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	4,912	3 Month USD LIBOR- BBA minus 3.25%	04/30/07	128
MSCI Mexico Free Gross Dividends Reinvested	Morgan Stanley	2,512	3 Month USD LIBOR- BBA minus 3.25%	05/16/07	(31)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,000	3 Month USD LIBOR- BBA minus 3.00%	02/16/07	(39)
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,300	3 Month USD LIBOR- BBA minus 3.00%	06/01/07	189
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,600	3 Month USD LIBOR- BBA minus 2.75%	07/03/07	98
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,650	3 Month USD LIBOR- BBA minus 2.75%	07/25/07	125
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	3,510	3 Month USD LIBOR- BBA minus 2.75%	07/26/07	170
MSCI Mexico Gross Dividends Reinvested	Morgan Stanley	2,240	3 Month USD LIBOR- BBA minus 2.75%	07/27/07	75
MSCI Mexico Total Return Index	Merrill Lynch	2,284	3 Month USD LIBOR- BBA minus 1.50%	10/16/06	98
MSCI Mexico Total Return Index	Merrill Lynch	3,014	3 Month USD LIBOR- BBA minus 1.50%	11/10/06	205
MSCI Morocco Gross Dividends Reinvested	Morgan Stanley	949	3 Month USD LIBOR- BBA minus 3.50%	03/12/07	194
MSCI Russia Gross Dividends Reinvested	Morgan Stanley	3,928	3 Month USD LIBOR- BBA minus 2.25%	09/14/06	785
MSCI Taiwan Index Price Return Index	Citigroup Global Markets Limited	15,161	3 Month USD LIBOR- BBA minus 1.00%	05/30/07	277
MSCI Turkey Free Gross Dividends Reinvested	Morgan Stanley	1,947	3 Month USD LIBOR- BBA minus 3.25%	11/17/06	(79)
		Total Unrealized Appreciation (Depreciation) on Open Index Swap Contracts			6,111

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

14

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Emerging Markets Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	5.5	104,705
Consumer Staples	3.2	60,414
Energy	19.4	370,327
Financials	17.9	351,838
Health Care	0.9	18,514
Industrials	6.0	108,283
Information Technology	10.5	199,046
Materials	15.1	282,557
Telecommunication Services	10.7	205,277
Utilities	2.2	40,026
Warrants & Rights	—	129
Short-Term Investments	7.9	149,587
Other Securities	8.3	158,710
Total Investments	107.6	2,049,413
Other Assets and Liabilities, Net	(7.6)	(144,737)
Net Assets	100.0	1,904,676
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Africa	8.5	162,196
Asia	41.9	797,833
Europe	18.6	354,000
Latin America	20.6	391,307
Middle East	1.8	34,160
Other Regions	7.8	149,778
United Kingdom	0.1	1,429
Other Securities	8.3	158,710
Total Investments	107.6	2,049,413
Other Assets and Liabilities, Net	(7.6)	(144,737)
Net Assets	100.0	1,904,676

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

15

SSgA
Emerging Markets Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Argentina	0.2
Bermuda	0.5
Brazil	11.7
Cayman Islands	0.6
China	5.6
Colombia	0.4
Egypt	0.8
Hong Kong	3.3
India	1.0
Indonesia	3.0
Ireland	0.2
Israel	1.0
Luxembourg	1.3
Mexico	5.0
Pakistan	0.2
Philippines	0.4
Poland	0.8
Russia	12.1
South Africa	8.5
South Korea	16.1
Sri Lanka	0.4
Taiwan	7.0
Thailand	3.6
Turkey	3.2
United Kingdom	0.1
United States	0.6
Preferred Stock	3.8
Warrants & Rights	—	*
Short-Term Investments	7.9
Other Securities	8.3
Total Investments	107.6
Other Assets and Liabilities, Net	(7.6)
	100.0
Futures Contracts	—	*
Foreign Currency Exchange Contracts	(—	)*
Index Swap Contracts	0.3

*Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Emerging Markets Fund

16

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily equity securities of foreign issuers.

Strategy:  The management team utilizes a proprietary bottom-up stock selection process that is based on a quantative multi-factor model used to select the best securities within each underlying country in the MSCI EAFE Index. Portfolio construction focuses on strong risk control for excessive size or style exposures and is benchmark oriented.

International Stock Selection Fund – Institutional Class

Period Ended 08/31/06	Total Return
1 Year	27.98%
5 Years	13.96	%+
10 Years	6.38	%+

International Stock Selection Fund – Class R‡

Period Ended 08/31/06	Total Return
1 Year	27.28%
5 Years	13.35	%+
10 Years	5.83	%+

MSCI® EAFE® Index (Net Dividend)#

Period Ended 08/31/06	Total Return
1 Year	24.28%
5 Years	11.82	%+
10 Years	7.08	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

International Stock Selection Fund

17

SSgA

International Stock Selection Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA International Stock Selection Fund Institutional Class and Class R (together, the "Fund") returned 27.98% and 27.28% respectively, versus the 24.28% return of the MSCI® EAFE® (Net Dividend) Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Over the 12 months ending August 31, 2006, the Fund benefited from numerous equity positions across regions and sectors. The most notable contributors included relative overweights in Vallourec S.A., Mitsubishi Gas Chemical, Arcelor and Marks & Spencer. The Fund also benefited from an underweight position in energy giant BP, which lagged other energy names. The largest offsetting position over the period was an overweight in Repsol YPF. Other notable detractors to performance included Nippon Telephone & Telegraph (overweight), Anglo American PLC (underweight) and Sony Corp. (underweight).

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund employs a core, risk-controlled investment methodology that derives excess returns relative to the MSCI® EAFE® (Net Dividend) Index entirely from individual stock selection and allocation versus specific sector, style or thematic biases. Consequently, the Fund does not rely upon broader market returns to drive performance from period to period.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The Index is a trademark of Morgan Stanley Capital International. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

  ‡  Performance for the International Stock Selection Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Foreign investments involve greater risks than US investments, including political and economic risks and the risk of currency fluctuations.

The Prospectus contains further information and details regarding these risks.

International Stock Selection Fund

18

SSgA

International Stock Selection Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the International Stock Selection Fund will no longer be subject to a redemption fee.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,100.90	$1,020.16
Expenses Paid During Period *	$5.30	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,098.70	$1,017.90
Expenses Paid During Period *	$7.67	$7.37

* Expenses are equal to the Fund's expense ratio of 1.45% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period since inception). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Stock Selection Fund

19

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SSgA
International Stock Selection Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 95.9%
Australia - 4.2%
Ansell, Ltd. (Ñ)	427,242	3,073
Commonwealth Bank of Australia	274,135	9,569
Commonwealth Property Office Fund	7,386,590	8,008
CSL, Ltd.	82,706	3,211
GPT Group (Ñ)	880,452	3,072
Leighton Holdings, Ltd. (Ñ)	126,174	1,909
Rio Tinto, Ltd. (Ñ)	214,419	11,943
Santos, Ltd.	195,716	1,672
		42,457
Belgium - 0.8%
Fortis (Ñ)	209,224	8,143
Cayman Islands - 0.5%
Tencent Holdings, Ltd. (Ñ)	2,404,000	5,255
Denmark - 0.9%
Danske Bank A/S	226,100	8,699
Finland - 2.3%
Fortum OYJ	139,800	3,761
Nokia OYJ	944,600	19,787
		23,548
France - 12.3%
AXA SA (Ñ)	304,585	11,316
BNP Paribas (Ñ)	198,900	21,137
Bouygues SA (Ñ)	191,846	10,102
Christian Dior SA	87,771	9,125
Credit Agricole SA (Ñ)	261,565	10,626
Publicis Groupe (Ñ)	89,388	3,530
Societe Generale (Ñ)	136,891	22,098
Total SA (Ñ)	261,536	17,658
Vallourec SA (Ñ)	85,661	19,205
		124,797
Germany - 8.6%
BASF AG	78,764	6,491
Continental AG	34,283	3,668
Deutsche Bank AG	120,709	13,787
E.ON AG	121,659	15,455
Muenchener Rueckversicherungs AG (Ñ)	72,113	10,863
Salzgitter AG	65,430	5,862
SAP AG (Ñ)	40,281	7,694
ThyssenKrupp AG (Ñ)	417,595	14,220
Volkswagen AG (Ñ)	117,474	9,384
		87,424

	Principal Amount ($) or Shares	Market Value $
Hong Kong - 0.4%
Television Broadcasts, Ltd.	655,000	3,718
Ireland - 1.3%
C&C Group PLC	1,169,880	13,069
Italy - 2.3%
Enel SpA	325,990	2,911
ENI SpA (Ñ)	671,986	20,576
		23,487
Japan - 23.7%
Amada Co., Ltd.	986,000	10,297
Asahi Breweries, Ltd. (Ñ)	504,300	7,397
Central Japan Railway Co.	861	9,315
Chubu Electric Power Co., Inc. (Ñ)	470,400	12,742
Fanuc, Ltd.	77,800	6,170
Fujitsu, Ltd. (Ñ)	2,183,000	17,498
Honda Motor Co., Ltd.	428,000	14,547
Isetan Co., Ltd. (Ñ)	352,600	5,947
Itochu Corp.	664,000	5,571
JFE Holdings, Inc. (Ñ)	389,600	15,864
Makita Corp. (Ñ)	228,700	6,721
Mitsubishi Corp.	844,600	17,195
Mitsubishi Electric Corp. (Ñ)	721,000	5,945
Mitsubishi Gas Chemical Co., Inc.	668,000	7,289
Mitsui Mining & Smelting Co., Ltd.	1,539,000	8,652
Mitsui OSK Lines, Ltd. (Ñ)	1,007,000	7,677
Mitsui Trust Holdings, Inc.	10,000	117
Nomura Holdings, Inc. (Ñ)	342,600	6,625
NTT Data Corp. (Ñ)	2,069	9,552
Sony Corp.	184,300	7,975
Sumitomo Mitsui Financial Group, Inc. (Ñ)	1,853	20,835
Suzuken Co., Ltd. (Ñ)	131,500	4,906
Tokyo Electron, Ltd.	200,100	13,159
Toyo Suisan Kaisha, Ltd. (Ñ)	278,000	4,237
UNY Co., Ltd. (Ñ)	375,000	5,332
Yamaha Motor Co., Ltd. (Ñ)	340,600	9,081
		240,646
Netherlands - 5.2%
Aegon NV (Ñ)	177,246	3,166
ING Groep NV	504,129	21,798
Mittal Steel Co. NV	51,078	1,704
Mittal Steel Co. NV (Æ)	122,376	4,084
Royal KPN NV	1,742,279	21,495
		52,247
Norway - 1.3%
Norsk Hydro ASA (Ñ)	520,150	13,411

International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Spain - 3.8%
Banco Bilbao Vizcaya Argentaria SA (Ñ)	1,022,691	23,374
Banco Santander Central Hispano SA (Ñ)	533,245	8,273
Endesa SA	199,902	6,956
		38,603
Sweden - 3.1%
Electrolux AB (Ñ)	376,100	5,813
Nordea Bank AB (Ñ)	1,030,415	12,939
Volvo AB Class B (Ñ)	231,900	13,184
		31,936
Switzerland - 2.9%
Baloise Holding AG (Ñ)	40,085	3,338
Roche Holding AG	140,942	25,982
		29,320
United Kingdom - 22.3%
Alliance Boots PLC	906,529	13,308
AstraZeneca PLC	439,434	28,481
Aviva PLC	123,419	1,734
BP PLC	665,118	7,561
British Airways PLC (Æ)	1,723,116	13,476
BT Group PLC	3,182,288	14,936
Diageo PLC	258,524	4,603
Gallaher Group PLC	709,961	12,274
GlaxoSmithKline PLC	697,702	19,768
HBOS PLC	664,251	12,686
HSBC Holdings PLC	554,745	10,066
Imperial Tobacco Group PLC	169,349	5,836
Investec PLC	114,527	5,840
Man Group PLC (Æ)	809,214	6,506
Marks & Spencer Group PLC	1,621,354	18,291
Michael Page International PLC	860,680	5,658
Premier Farnell PLC	829,217	2,964
Prudential PLC	559,430	6,279
Reckitt Benckiser PLC	175,279	7,276
Royal & Sun Alliance Insurance Group PLC	3,303,942	8,713
Royal Bank of Scotland Group PLC	252,848	8,579
Royal Dutch Shell PLC Class A (Ñ)	335,532	11,602
		226,437
Total Common Stocks (cost $857,846)		973,197

	Principal Amount ($) or Shares	Market Value $
Preferred Stocks - 1.0%
Germany - 1.0%
ProSiebenSat.1 Media AG (Æ)	381,216	10,237
Total Preferred Stocks (cost $9,617)		10,237
Long-Term Investments - 0.0%
Cayman Islands - 0.0%
MTI Capital Cayman, Ltd. Series REGS 0.500% due 10/01/07	27,300	289
Total Long-Term Investments (cost $218)		289
Short-Term Investments - 6.8%
United States - 6.8%
SSgA Prime Money Market Fund	69,111,027	69,111
Total Short-Term Investments (cost $69,111)		69,111
Other Securities - 20.9%
State Street Navigator Securities Prime Lending Portfolio (d)	211,958,513	211,959
Total Other Securities (cost $211,959)		211,959
Total Investments - 124.6% (identified cost $1,148,751)		1,264,793
Other Assets and Liabilities, Net - (24.6%)		(249,923)
Net Assets - 100.0%		1,014,870

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

SSgA
International Stock Selection Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
MSCI Pan Euro Index (EMU) expiration date 09/06 (248)	7,136	12
TOPIX Index (Japan) expiration date 09/06 (16)	2,230	(5)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		7

Foreign Currency Exchange Contracts

Amount Sold		Amount Bought		Settlement Date	Unrealized Appreciation (Depreciation) $
USD	1,180	AUD	1,548	09/05/06	2
USD	2,611	CHF	3,220	09/05/06	5
USD	4,291	EUR	3,346	09/01/06	(4)
USD	22,907	EUR	17,899	09/05/06	24
USD	22,498	EUR	17,555	09/29/06	34
USD	11,355	GBP	5,969	09/05/06	11
USD	11,274	GBP	5,941	09/29/06	42
USD	11,184	JPY	1,312,975	09/05/06	—
USD	8,657	JPY	1,004,090	09/29/06	(69)
USD	1,500	SEK	10,884	09/05/06	2
EUR	11,699	USD	14,984	09/29/06	(30)
GBP	3,958	USD	7,532	09/29/06	(7)
JPY	589,828	USD	5,039	09/29/06	(6)
	Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts				4

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	10.4	105,375
Consumer Staples	8.8	89,178
Energy	7.0	72,480
Financials	28.6	288,186
Health Care	8.1	82,348
Industrials	8.6	87,145
Information Technology	7.9	82,079
Materials	9.7	98,387
Non-US Bonds	—	289
Short-Term Investments	6.8	69,111
Telecommunication Services	3.6	36,431
Utilities	4.2	41,825
Other Securities	20.9	211,959
Total Investments	124.6	1,264,793
Other Assets and Liabilities, Net	(24.6)	(249,923)
Net Assets	100.0	1,014,870
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	4.6	46,175
Europe	45.8	464,921
Japan	23.7	240,646
Latin America	0.5	5,544
Other Regions	6.8	69,111
United Kingdom	22.3	226,437
Other Securities	20.9	211,959
Total Investments	124.6	1,264,793
Other Assets and Liabilities, Net	(24.6)	(249,923)
Net Assets	100.0	1,014,870

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

SSgA
International Stock Selection Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Australia	4.2
Belgium	0.8
Cayman Islands	0.5
Denmark	0.9
Finland	2.3
France	12.3
Germany	8.6
Hong Kong	0.4
Ireland	1.3
Italy	2.3
Japan	23.7
Netherlands	5.2
Norway	1.3
Spain	3.8
Sweden	3.1
Switzerland	2.9
United Kingdom	22.3
Preferred Stock	1.0
Long-Term Investments	—	*
Short-Term Investments	6.8
Other Securities	20.9
Total Investments	124.6
Other Assets and Liabilities Net	(24.6)
	100.0
Futures Contracts	0.7
Foreign Currency Exchange Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

International Stock Selection Fund

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to provide long-term capital growth by investing primarily in securities of foreign issuers.

Invests in:  Primarily securities of foreign issuers included in the Morgan Stanley Capital International Europe, Australasia, Far East (MSCI® EAFE®) Index.

Strategy:  The Fund will attempt to meet its objective through the active selection of foreign equity securities based on the fundamental analysis of companies and investment themes. The investment approach is defined predominantly by a bottom-up stock selection process, informed by a top-down macroeconomic outlook.

International Growth Opportunities Fund

Period Ended 08/31/06	Total Return
1 Year	20.69%
5 Years	7.74	%+
Inception	4.31	%+

MSCI® EAFE® Index (Net Dividend)#

Period Ended 08/31/06	Total Return
1 Year	24.28%
5 Years	11.82	%+
Inception	5.92	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

International Growth Opportunities Fund

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA International Growth Opportunities Fund returned 20.69% versus the 24.28% return of the MSCI® EAFE® (Net Dividend) Index (the "Index). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the 12 months ended August 31, 2006 was primarily impacted by stock selection. Specifically, stock selection in industrials, telecommunications, and technology had a positive impact on performance. The largest positive contributors were Rio Tinto, Sumitomo Mitsui Financial, Roche, and Schlumberger. By region, the Fund's positioning in Japan was the most influential factor on performance during the fiscal year.

Stock selection in financials, consumer discretionary, and consumer staples in aggregate drove a majority of the Fund's underperformance relative to the MSCI® EAFE® Index. On a stock level, the largest detractors were Aiful, Carnival, Coca-Cola Amatil, and Fujitsu. The Fund's large cap, high quality growth bias also weighed on performance, as smaller cap and lower quality securities outperformed over the past 12 months.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The non-US developed equity markets continued their strong run over the past 12 months, seemingly undeterred by tighter global monetary conditions, rising energy prices, and an expectation of slowing global growth. Global energy prices continued to rise through most of the past fiscal year, only to correct sharply in August 2006. While the Fund's overweight exposure to energy added positive value through most of the fiscal year, the effect of falling prices negatively impacted performance in August. The most volatile market this past fiscal year was Japan. Encouraged by a domestic economic recovery and the end of deflation, the Japanese market rallied to a 4-year high in the latter half of calendar year 2005, outperforming every other market in the MSCI® EAFE® (Net Dividend) Index. This reversed in calendar year 2006 leaving Japan as the only market in the Index not to post double-digit gains. The Fund's exposure to Japanese Financials, a play on the domestic recovery in Japan, had a negative impact given this backdrop. While the strong performance in calendar year 2005 prompted some profit-taking in Japanese equities, other events such as the Livedoor scandal and the proposed regulatory changes affecting the consumer finance industry in Japan have also contributed to its weakness. In May and June of 2006, fears of a slowdown in global growth, led by the US, spilled over to concerns regarding the sustainability of Japan's recovery, as many investors still view Japan as an export-driven economy.

The Fund started the fiscal year on a very strong note, benefiting from strong market returns from Japan and stock selection in industrials and technology. The Fund's full weighting in the Japanese market was the key to its outperformance in calendar year 2005, led by the Fund's Japanese industrials and financial holdings. Early in calendar year 2006, shares of consumer finance company Aiful declined sharply along with many Japanese financials after regulators proposed to set a limit on personal loans and interest rate charges. The Fund's top Japanese holdings in 2005 were among the largest detractors in 2006.

On May 8, 2006, market sentiment changed dramatically as investors reacted to hawkish comments by Fed Chairman Ben Bernanke and other Fed governors. Over the next two months, the global equity markets experienced a massive sell-off based on fears of continued inflationary pressures and a dramatic slowdown of US GDP growth. To the extent that the market rewarded high quality companies during May and June 2006, this provided favorable market conditions for the Fund. After seventeen consecutive 25 basis point rate increases, the US Federal Reserve Bank left the Fed Funds rate unchanged at 5.25% on August 8, 2006. This sparked a mid-month rally across global stock markets, with all EAFE® sectors other than energy posting solid gains in August. The sharp correction in energy prices had a negative impact on the Fund's performance in August.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

International Growth Opportunities Fund

SSgA

International Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on May 1, 1998. Index comparison also began May 1, 1998.

  #  The MSCI EAFE Index (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. As of December 2003, the MSCI EAFE Index consisted of 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The Index is unmanaged and can be invested in directly.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Foreign investments involve greater risks than US investments, including political and economic risks and the risk of currency fluctuations.

The Prospectus contains further information and details regarding these risks.

International Growth Opportunities Fund

SSgA

International Growth Opportunities Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the International Growth Opportunities Fund will no longer be subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,058.90	$1,019.66
Expenses Paid During Period *	$5.71	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

International Growth Opportunities Fund

SSgA
International Growth Opportunities Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.5%
Australia - 2.2%
Foster's Group, Ltd.	264,801	1,203
France - 14.1%
Air Liquide SA (Ñ)	7,520	1,587
Alcatel SA (Ñ)	60,928	764
BNP Paribas (Ñ)	12,747	1,355
Sanofi-Aventis (Ñ)	20,081	1,802
Total SA (Ñ)	34,030	2,297
		7,805
Germany - 6.2%
Allianz AG	7,669	1,300
E.ON AG (Ñ)	12,696	1,613
SAP AG	2,811	537
		3,450
Greece - 1.6%
Hellenic Telecommunications Organization SA	38,310	883
India - 1.1%
Satyam Computer Services, Ltd. - ADR (Ñ)	16,100	615
Ireland - 3.2%
CRH PLC	28,903	1,003
Depfa Bank PLC	40,714	757
		1,760
Italy - 4.1%
Luxottica Group SpA	41,683	1,207
SanPaolo IMI SpA	51,982	1,092
		2,299
Japan - 24.8%
Eisai Co., Ltd.	26,400	1,257
Honda Motor Co., Ltd.	34,400	1,169
Hoya Corp. (Ñ)	24,800	902
Kawasaki Heavy Industries, Ltd. (Ñ)	318,000	1,005
Komatsu, Ltd.	54,000	987
Matsui Securities Co., Ltd. (Ñ)	48,300	429
Millea Holdings, Inc.	51	938
Mizuho Financial Group, Inc.	51	412
Nippon Electric Glass Co., Ltd.	22,000	534
NSK, Ltd.	138,000	1,104
Onward Kashiyama Co., Ltd.	36,000	503
Shiseido Co., Ltd. (Ñ)	40,000	794
Sumitomo Mitsui Financial Group, Inc. (Ñ)	182	2,047
Tokyo Seimitsu Co., Ltd. (Ñ)	6,900	333

	Principal Amount ($) or Shares	Market Value $
TOTO, Ltd. (Ñ)	59,000	601
UNY Co., Ltd. (Ñ)	52,000	739
		13,754
Netherlands - 4.8%
Royal Numico NV	20,417	949
Schlumberger, Ltd.	27,730	1,700
		2,649
Norway - 1.4%
Statoil ASA	29,850	805
Singapore - 3.4%
DBS Group Holdings, Ltd.	101,000	1,155
Singapore Telecommunications, Ltd. (Æ)	455,050	720
		1,875
South Korea - 1.7%
Samsung Electronics Co., Ltd. - GDR	3,608	937
Spain - 1.4%
Telefonica SA	47,022	807
Switzerland - 12.7%
ABB, Ltd.	88,406	1,174
Credit Suisse Group	15,910	888
Nestle SA	4,421	1,520
Nobel Biocare Holding AG	1,649	402
Roche Holding AG	12,615	2,326
Swiss Reinsurance	10,096	770
		7,080
Taiwan - 0.8%
Fubon Financial Holding Co., Ltd. - GDR (Æ)(l)	60,800	453
United Kingdom - 16.0%
BP PLC	153,679	1,747
Carnival PLC	7,218	310
GlaxoSmithKline PLC	41,866	1,186
HSBC Holdings PLC	117,113	2,125
Intercontinental Hotels Group PLC	41,466	725
Rio Tinto PLC	28,243	1,429
Rolls-Royce Group PLC	161,056	1,338
		8,860
Total Common Stocks (cost $41,332)		55,235

International Growth Opportunities Fund

SSgA
International Growth Opportunities Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 0.4%
United States - 0.4%
SSgA Prime Money Market Fund	216,188	216
Total Short-Term Investments (cost $216)		216
Other Securities - 20.6%
State Street Navigator Securities Prime Lending Portfolio (d)	11,424,318	11,424
Total Other Securities (cost $11,424)		11,424
Total Investments - 120.5% (identified cost $52,972)		66,875
Other Assets and Liabilities, Net - (20.5%)		(11,379)
Net Assets - 100.0%		55,496

Industry Diversification (Unaudited)	% of Net Assets	Market Value $
Consumer Discretionary	7.1	3,914
Consumer Staples	9.3	5,205
Energy	11.8	6,549
Financials	24.6	13,721
Health Care	12.6	6,973
Industrials	11.2	6,209
Information Technology	8.4	4,622
Materials	7.3	4,019
Telecommunication Services	4.3	2,410
Utilities	2.9	1,613
Short-Term Investments	0.4	216
Other Securities	20.6	11,424
Total Investments	120.5	66,875
Other Assets and Liabilities, Net	(20.5)	(11,379)
Net Assets	100.0	55,496
Geographic Diversification (Unaudited)	% of Net Assets	Market Value $
Asia	9.2	5,083
Europe	49.5	27,538
Japan	24.8	13,754
United Kingdom	16.0	8,860
Other Regions	0.4	216
Other Securities	20.6	11,424
Total Investments	120.5	66,875
Other Assets and Liabilities, Net	(20.5)	(11,379)
Net Assets	100.0	55,496

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

SSgA
International Growth Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Australia	2.2
France	14.1
Germany	6.2
Greece	1.6
India	1.1
Ireland	3.2
Italy	4.1
Japan	24.8
Netherlands	4.8
Norway	1.4
Singapore	3.4
South Korea	1.7
Spain	1.4
Switzerland	12.7
Taiwan	0.8
United Kingdom	16.0
Short-Term Investments	0.4
Other Securities	20.6
Total Investments	120.5
Other Assets and Liabilities, Net	(20.5)
100.0

See accompanying notes which are an integral part of the financial statements.

International Growth Opportunities Fund

31

SSgA

International Equity Funds

Notes to Schedules of Investments — August 31, 2006

Footnotes

(Æ)  Nonincome-producing security.

(Ê)  Adjustable or floating rate security.

(§)  All or a portion of the shares of this security are held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximates market.

(Ñ)  All or a portion of the shares of this security are on loan.

(l)  Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.

(d)  Affiliate; The security is purchased with the cash collateral from the securities loaned.

(ß)  Illiquid security.

±  Less than $500.

Abbreviations

ADR - American Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CVO - Contingent Value Obligation

GDR - Global Depositary Receipt

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

Foreign Currency Abbreviations

ARS - Argentine peso

AUD - Australian dollar

BRL - Brazilian real

CAD - Canadian dollar

CHF - Swiss franc

CLP - Chilean peso

CNY - Chinese renminbi yuan

COP - Colombian peso

CRC - Costa Rica colon

CZK - Czech koruna

DKK - Danish krone

EGP - Egyptian pound

EUR - Euro

GBP - British pound sterling

HKD - Hong Kong dollar

HUF - Hungarian forint

IDR - Indonesian rupiah

IEP - Irish pundt

ILS - Israeli shekel

INR - Indian rupee

JPY - Japanese yen

KES - Kenyan schilling

KRW - South Korean won

MXN - Mexican peso

MYR - Malaysian ringgit

PEN - Peruvian nouveau sol

PHP - Philippine peso

PLN - Polish zloty

RUB - Russian ruble

SEK - Swedish krona

SGD - Singapore dollar

SKK - Slovakian koruna

THB - Thai baht

TRY - Turkish lira

USD - United States dollar

VEB - Venezuelan bolivar

VND - Vietnam dong

ZAR - South African rand

Notes to Schedules of Investments

32

SSgA
International Equity Funds

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Assets
Investments, at identified cost	$1,457,343	$1,148,751	$52,972
Investments, at market*	2,049,413	1,264,793	66,875
Cash	15,203	219	—
Cash (restricted)	7,900	3,056	—
Foreign currency holdings**	11,438	371	28
Unrealized appreciation on foreign currency exchange contracts	1	120	—
Receivables:
Dividends and interest	3,900	1,999	68
Investments sold	4,777	—	42
Fund shares sold	8,371	16,045	5
Foreign taxes recoverable	—	146	20
From Adviser	220	340	13
Daily variation margin on futures contracts	347	23	—
Prepaid expenses	33	23	1
Unrealized appreciation on index swap contracts	6,334	—	—
Total assets	2,107,937	1,287,135	67,052
Liabilities
Payables:
Investments purchased	38,796	56,936	—
Fund shares redeemed	1,358	2,345	20
Accrued fees to affiliates	1,961	865	71
Other accrued expenses	88	44	41
Deferred tax liability	1,921	—	—
Unrealized depreciation on foreign currency exchange contracts	204	116	—
Payable upon return of securities loaned	158,710	211,959	11,424
Unrealized depreciation on index swap contracts	223	—	—
Total liabilities	203,261	272,265	11,556
Net Assets	$1,904,676	$1,014,870	$55,496
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$16,671	$13,616	$700
Accumulated net realized gain (loss)	86,481	32,830	(41,272)
Unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	590,148	116,042	13,903
Futures contracts	894	7	—
Index swap contracts	6,111	—	—
Foreign currency-related transactions	(203)	(16)	1
Shares of beneficial interest	90	79	4
Additional paid-in capital	1,204,484	852,312	82,160
Net Assets	$1,904,676	$1,014,870	$55,496

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

33

SSgA
International Equity Funds

Statement of Assets and Liabilities, continued — August 31, 2006

	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$21.18	$12.88	$12.40
Net assets	$1,358,139,351	$1,014,604,452	$55,496,044
Shares outstanding ($.001 par value)	64,124,252	78,746,820	4,475,770
Net asset value per share: Class R***	$—	$12.80	$—
Net assets	$—	$265,371	$—
Shares outstanding ($.001 par value)	—	20,725	—
Net asset value per share: Select Class***	$21.20	$—	$—
Net assets	$546,536,155	$—	$—
Shares outstanding ($.001 par value)	25,779,689	—	—
Amounts in thousands
* Securities on loan included in investments	$150,904	$201,730	$10,848
** Foreign currency holdings - cost	$11,430	$370	$28

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

34

SSgA
International Equity Funds

Statement of Operations — For the Period Ended August 31, 2006

Amounts in thousands	Emerging Markets Fund	International Stock Selection Fund	International Growth Opportunities Fund
Investment Income
Dividends	$39,120	$17,901	$1,415
Dividends from affiliated money market fund	2,577	1,167	17
Interest	2,367	(15)	—
Securities lending income	610	564	54
Less foreign taxes withheld	(3,830)	(1,753)	(112)
Total investment income	40,844	17,864	1,374
Expenses
Advisory fees	11,715	4,160	402
Administrative fees	976	356	64
Custodian fees	3,358	718	118
Distribution fees	1,444	958	63
Distribution fees - Class R	—	1	—
Transfer agent fees	393	114	35
Professional fees	92	45	36
Registration fees	50	54	17
Shareholder servicing fees - Institutional Class	1,521	204	16
Shareholder servicing fees - Select Class*	49	—	—
Trustees' fees	60	22	13
Insurance fees	12	2	1
Printing fees	102	31	2
Miscellaneous	14	5	3
Expenses before reductions	19,786	6,670	770
Expense reductions	(606)	(1,108)	(179)
Net expenses	19,180	5,562	591
Net investment income (loss)	21,664	12,302	783
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments (Emerging Markets Fund - net of foreign capital gains taxes)	92,956	37,001	5,551
Futures contracts	(1,007)	2,087	—
Index swap contracts	9,550	—	—
Foreign currency-related transactions	(640)	(523)	2
Net realized gain (loss)	100,859	38,565	5,553
Net change in unrealized appreciation (depreciation) on:
Investments (Emerging Markets Fund - net of deferred tax liability for foreign capital gains taxes)	256,421	79,396	3,730
Futures contracts	1,210	(77)	—
Index swap contracts	4,130	—	—
Foreign currency-related transactions	(28)	(59)	1
Net change in unrealized appreciation (depreciation)	261,733	79,260	3,731
Net realized and unrealized gain (loss)	362,592	117,825	9,284
Net Increase (Decrease) in Net Assets from Operations	$384,256	$130,127	$10,067

*  Emerging Markets Fund Select Class: For the period March 2, 2006 (commencement of operations) to August 31, 2006.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

35

SSgA
International Equity Funds

Statement of Changes In Net Assets — For the Period Ended August 31,

	Emerging Markets Fund		International Stock Selection Fund		International Growth Opportunities Fund
Amounts in thousands	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$21,664	$15,020	$12,302	$3,192	$783	$567
Net realized gain (loss)	100,859	82,915	38,565	11,167	5,553	6,725
Net change in unrealized appreciation (depreciation)	261,733	220,424	79,260	25,574	3,731	5,973
Net increase (decrease) in net assets from operations	384,256	318,359	130,127	39,933	10,067	13,265
Distributions
From net investment income Institutional Class	(32,176)	(10,593)	(4,247)	(2,814)	(687)	(1,091)
Class R	—	—	(1)	—	—	—
From realized gain Institutional Class	(73,515)	(23,057)	(9,566)	—	—	—
Class R	—	—	(4)	—	—	—
Net decrease in net assets from distributions	(105,691)	(33,650)	(13,818)	(2,814)	(687)	(1,091)
Share Transactions
Net increase (decrease) in net assets from share transactions	490,003	151,980	629,494	107,320	(8,334)	(17,160)
Redemption Fees	1,381	145	84	12	13	6
Total Net Increase (Decrease) in Net Assets	769,949	436,834	745,887	144,451	1,059	(4,980)
Net Assets
Beginning of period	1,134,727	697,893	268,983	124,532	54,437	59,417
End of period	$1,904,676	$1,134,727	$1,014,870	$268,983	$55,496	$54,437
Undistributed (overdistributed) net investment income included in net assets	$16,671	$22,739	$13,616	$2,285	$700	$586

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

36

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SSgA
International Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions	$ Redemption Fees added to Additional Paid-in Capital
Emerging Markets Fund
Institutional Class
August 31, 2006	17.47	.26		5.00	5.26	(.48)	(1.09)	(1.57)	.02
August 31, 2005	12.72	.26		5.09	5.35	(.19)	(.41)	(.60)	—	(f)
August 31, 2004	10.80	.18		2.00	2.18	(.26)	—	(.26)	—	(f)
August 31, 2003	8.68	.14		2.01	2.15	(.03)	—	(.03)	—	(f)
August 31, 2002	8.31	.09		.27	.36	—	—	—	.01
Select Class
August 31, 2006 (1)	21.48	.20		(.48)	(.28)	—	—	—	—	(f)
International Stock Selection Fund
Institutional Class
August 31, 2006	10.54	.26		2.56	2.82	(.15)	(.33)	(.48)	—	(f)
August 31, 2005	8.51	.17		2.05	2.22	(.19)	—	(.19)	—	(f)
August 31, 2004	6.97	.12		1.55	1.67	(.13)	—	(.13)	—	(f)
August 31, 2003	6.32	.10		.62	.72	(.07)	—	(.07)	—	(f)
August 31, 2002	7.42	.08		(1.14)	(1.06)	(.04)	—	(.04)	—	(f)
Class R
August 31, 2006	10.47	.21		2.53	2.74	(.08)	(.33)	(.41)	—	(f)
August 31, 2005	8.51	—	(f)	2.15	2.15	(.19)	—	(.19)	—	(f)
August 31, 2004 (2)	8.08	.05		.38	.43	—	—	—	—	(f)
International Growth Opportunities Fund
August 31, 2006	10.43	.17		1.95	2.12	(.15)	—	(.15)	—	(f)
August 31, 2005	8.51	.09		1.98	2.07	(.15)	—	(.15)	—	(f)
August 31, 2004	7.76	.07		.78	.85	(.11)	—	(.11)	.01
August 31, 2003	7.30	.06		.44	.50	(.04)	—	(.04)	—	(f)
August 31, 2002	9.15	.04		(1.86)	(1.82)	(.04)	—	(.04)	.01

(1)  For the period March 2, 2006 (commencement of sale) to August 31, 2006.
(2)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.
(a)  Average month-end shares outstanding were used for this calculation.
(b)  Periods less than one year are not annualized.
(c)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
(d)  The ratios for periods less than one year are annualized.
(e)  Less than .005% of average net assets.
(f)  Less than $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

38

	$ Net Asset Value, End of Period	% Total Return(b)	% $ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(c)(d)	% Ratio of Expenses to Average Net Assets, Gross(d)	Ratio of Net Investment Income to Average Net Assets(c)(d)		% Portfolio Turnover Rate(b)
Emerging Markets Fund
Institutional Class
August 31, 2006	21.18	33.09	1,358,140	1.25	1.28	1.29		36.89
August 31, 2005	17.47	43.83	1,134,727	1.25	1.31	1.64		52.61
August 31, 2004	12.72	20.38	697,893	1.25	1.40	1.44		64.36
August 31, 2003	10.80	24.95	514,069	1.25	1.35	1.59		88.02
August 31, 2002	8.68	4.45	382,343	1.25	1.44	.98		92.10
Select Class
August 31, 2006 (1)	21.20	(1.30)	546,536	1.06	1.12	2.01		36.89
International Stock Selection Fund
Institutional Class
August 31, 2006	12.88	27.98	1,014,605	1.00	1.20	2.21		60.43
August 31, 2005	10.54	26.53	268,878	1.00	1.24	1.78		59.41
August 31, 2004	8.51	24.19	124,521	1.00	1.24	1.50		78.44
August 31, 2003	6.97	11.55	99,884	1.00	1.28	1.65		70.08
August 31, 2002	6.32	(14.32)	71,135	1.00	1.31	1.20		49.55
Class R
August 31, 2006	12.80	27.28	265	1.49	1.69	1.77		60.43
August 31, 2005	10.47	25.76	105	1.58	1.82	—	(e)	59.41
August 31, 2004 (2)	8.51	5.32	11	.91	1.34	1.84		78.44
International Growth Opportunities Fund
August 31, 2006	12.40	20.69	55,496	1.10	1.43	1.46		52.41
August 31, 2005	10.43	24.72	54,437	1.10	1.49	.95		82.02
August 31, 2004	8.51	11.17	59,417	1.10	1.43	.83		58.46
August 31, 2003	7.76	6.86	75,389	1.10	1.47	.92		48.92
August 31, 2002	7.30	(19.84)	95,761	1.10	1.25	.46		55.35

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

39

SSgA

International Equity Funds

Notes to Financial Statements — August 31, 2006

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2006. These financial statements report on three Funds, the SSgA Emerging Markets Fund, SSgA International Stock Selection Fund and the SSgA International Growth Opportunities Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Funds Class R prospectus became effective for the SSgA International Stock Selection Fund. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

On November 28, 2005, the Funds Select Class prospectus became effective for the SSgA Emerging Markets Fund. Each share class has different distribution and shareholder servicing fee arrangements. Select Class shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds or the State Street Global Markets LLC to offer shares (Select Intermediaries). Select Intermediaries are advisers, securities brokers, banks and financial institutions or other industry professionals or organizations that have entered into a shareholder servicing agreement with the State Street Global Markets LLC with respect to investments of its accounts in the Select Class.

2. Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

Securities traded on a foreign national securities exchange or an over the counter market (foreign or domestic) are valued on the basis of the official closing price. Securities traded on a domestic securities exchange or where markets do not offer an official closing price, are valued at the last sale price. In the absence of an official closing or last sale price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the market value of such securities. Futures contracts are valued on the basis of settlement price. Index swap contracts are valued on the basis of the daily closing value of the underlying securities. Investments in other mutual funds are valued at the net asset value per share.

Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on

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the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Because foreign securities can trade on days on which the New York Stock Exchange is not open for regular trading, the net asset value of a fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon thereafter as the Funds are informed of the ex-dividend date. Interest income is recorded daily on the accrual basis.

Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Funds' intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

At August 31, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	Expiration Year
	08/31/2010	08/31/2011	08/31/2012	Total
International Growth Opportunities	$4,242,902	$18,072,455	$18,722,774	$41,038,132

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International Equity Funds

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As of August 31, 2006, the Funds aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes areas follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Cost of Investments for Tax Purposes	$1,470,072,968	$1,149,131,739	$53,672,552
Gross Tax Unrealized Appreciation	602,784,145	123,323,356	13,710,826
Gross Tax Unrealized Depreciation	(23,444,566)	(7,662,081)	(508,290)
Net Tax Unrealized Appreciation (Depreciation)	$579,339,579	$115,661,275	$13,202,536
Undistributed Ordinary Income	$39,741,764	$29,890,446	$1,177,699
Undistributed Long-Term Gains (Capital Loss Carryforward)	$82,023,459	$16,907,266	$(41,038,132)
Tax Composition of Distributions
Ordinary Income	$39,901,320	$4,248,014	$687,340
Long-term Capital Gains	$65,789,790	$9,569,955	$—

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Funds declare and pay dividends annually. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). Permanent differences between book and tax accounting are reclassified to paid-in-capital. The differences between federal tax regulations and GAAP relate primarily to investments in swaps, futures, forward contracts, passive foreign investment companies, foreign denominated investments, and certain securities sold at a loss.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The International Stock Selection Fund offers Class R Shares and the Emerging Markets Fund offers Select Class Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of Emerging Markets Fund, International Stock Selection Fund, and International Growth Opportunities Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the applicable Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2006, the Emerging Markets Fund, International Stock Selection Fund, and the International Growth

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Opportunities Fund earned $1,380,688, $84,161 and $12,602, respectively in redemption fees. Shares of the Funds held by the SSgA Life Solutions Funds are not subject to the redemption fee.

During the period ended August 31, 2006, the Adviser paid redemption fees in the amounts of $1,031,117 and $24,166 to the Emerging Markets Fund and International Stock Selection Fund, respectively.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Emerging Markets Fund, International Stock Selection Fund and International Growth Opportunities Fund will no longer be subject to a redemption fee.

Foreign Currency Translations

The books and records of the Funds are maintained in US dollars. Foreign currency amounts and transactions of the Funds are translated into US dollars on the following basis:

(a)  Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b)  Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the US dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities resulting from changes in the exchange rates.

The funds do not isolate that portion of the results of operations of a Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the period. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

Capital Gains Taxes

The Emerging Markets Fund may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. This Fund has recorded a deferred tax liability in respect of unrealized appreciation on foreign securities for potential capital gains and repatriation taxes at August 31, 2006. The accrual for capital gains and repatriation taxes is included in net unrealized appreciation (depreciation) on investments in the Statement of Assets and Liabilities for the Fund. The amounts related to capital gain taxes are included in net realized gain (loss) on investments in the Statement of Operations for the fund.

Fund	Deferred Tax Liability	Capital Gains Taxes
Emerging Markets	$1,921,414	$724,675

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

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International Equity Funds

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•  Foreign Currency Exchange Contracts

In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the accompanying Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open forward currency exchange contracts at August 31, 2006 are presented in the accompanying Schedules of Investments.

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2006, the cash collateral balances held in connection with futures contracts purchased (sold) were as follows:

Emerging Markets	$7,900,529
International Stock Selection	3,056,054

•  Index Swaps

The Emerging Markets Fund has entered into index swap agreements in order to efficiently participate in certain foreign markets. Pursuant to these agreements, the Fund pays the swap counterparties based on the notional amount an agreed upon rate (e.g., the 12-month USD LIBOR BBA rate). During the terms of the agreements, changes in the underlying values of the swaps are recorded as unrealized gain (loss) and are based on changes in the value of the underlying index or security. The underlying index or security is valued at the published daily closing price. Accrued interest expense to be paid to the swap counterparties or accrued interest income to be paid to the Fund, at the agreed upon dates, are recognized as unrealized gain (loss). Amounts paid to and received from the swap counterparties representing capital appreciation and depreciation on the underlying securities and accrued interest expense and interest income are recorded as net realized gain (loss). The Fund is exposed to credit risk in the event of non-performance by the swap counterparties; however, the Fund does not anticipate non-performance by the counterparties. The Fund has segregated certain short-term investments (identified in the accompanying Schedule of Investments) as collateral for the notional amount under the index swap agreements.

Investment in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices may be more volatile than those of comparable securities in the United States.

3. Investment Transactions

Securities

For the period ended August 31, 2006, purchases and sales of investment securities, excluding short-term investments, aggregated to the following:

	Purchases	Sales
Emerging Markets	$857,334,474	$537,863,283
International Stock Selection	939,324,129	327,379,702
International Growth Opportunities	27,915,849	36,031,905

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Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2006, the non-cash collateral received for the securities on loan for the International Stock Selection Fund was $662,854. The non-cash collateral consists of a pool of US Government securities.

4. Related Parties

Adviser

The Investment Company has an investment advisory agreement with the SSgA Funds Management, Inc. (the "Adviser"). The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, the investment management arm of State Street and its affiliated companies, which direct the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the annual rate of .75% of their average daily net assets.

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of the average daily net assets of Distribution (12b-1) and Service fees. If after waiving the full .70% of the average daily net assets of Class R and Class R remains above the total expense cap, the Adviser will reimburse Class R for all expenses to the level of the cap.

The Adviser has contractually agreed to waive up to the full amount of the Emerging Markets Fund's advisory fees and to reimburse the Institutional Class for all expenses in excess of 1.25% of average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $419,197 for the Institutional Class and $117,818 for the Select Class. There were no reimbursements for the Institutional Class or Select Class for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the International Stock Selection Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.00% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $1,099,755 for the Institutional Class and $383 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended August 31, 2006.

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The Adviser has contractually agreed to waive up to the full amount of the International Growth Opportunities Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $177,009. There were no reimbursements for the period ended August 31, 2006.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2006, $171,882,608 of the Prime Money Market Fund's net assets represents investments by these Funds, and $813,703 represents the investments of other Investment Company Funds not presented herein.

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Amount Paid
Emerging Markets	$68,548
International Stock Selection	8,244
International Growth Opportunities	2,407

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 up to $1 billion — .07%; over $1 billion — .05%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street Corporation, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

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Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each institutional class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended August 31, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
Emerging Markets	$342,037	$9,030	$311,543
International Stock Selection	138,987	2,378	4,834
International Growth Opportunities	13,419	542	—

Each institutional class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the institutional class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and Financial Intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long as the R Plan is in effect. There were no carryover expenses as of August 31, 2006.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended August 31, 2006, this amounted to $5 for the International Stock Selection Fund.

Select Class

The Investment Company has a Distribution Plan with respect to the Select Class Shares pursuant to Rule 12b-1 (the Select Plan) under the 1940 Act. The Select Plan provides that the Select Class pay a service fee for the performance of certain administrative functions in connection with purchases and redemptions of shares of the fund and related services provided to Select Class shareholders by State Street Global Markets LLC. Payments to State Street for shareholder and administrative services are not permitted by the Select Plan to exceed 0.025% of a fund's average net asset value per year. Any payments that are required to be made to State Street that cannot be made because of the limitations contained in the Select Plan may be carried

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forward and paid in the following two fiscal years so long as the Select Plan is in effect. There were no carryover expenses as of August 31, 2006.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

	Emerging Markets	International Stock Selection	International Growth Opportunities
Advisory fees	$1,188,238	$583,513	$35,505
Administration fees	158,963	65,029	8,050
Custodian fees	280,065	66,066	11,342
Distribution fees	122,488	107,376	5,164
Shareholder servicing fees	107,488	24,699	1,540
Transfer agent fees	88,366	18,226	6,842
Trustees' fees	15,745	72	2,462
	$1,961,353	$864,981	$70,905

Beneficial Interest

As of August 31, 2006, the following table includes shareholders (none of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

	# of Shareholders	%
Emerging Markets	2	44.2
International Stock Selection	2	60.1
International Growth Opportunities	2	56.9

Notes to Financial Statements

48

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2006

5. Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
Emerging Markets Fund	2006	2005	2006	2005
Institutional Class
Proceeds from shares sold	35,114	22,908	$714,255	$352,750
Proceeds from reinvestment of distributions	6,121	2,375	99,057	30,973
Payments for shares redeemed	(42,064)	(15,208)	(868,748)	(231,743)
	(829)	10,075	$(55,436)	$151,980
Select Class
Proceeds from shares sold	28,017	—	$592,780	$—
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(2,237)	—	(47,341)	—
	25,780	—	545,439	—
Total net increase (decrease)	24,951	10,075	$490,003	$151,980
International Stock Selection Fund
Institutional Class
Proceeds from shares sold	63,735	16,513	$755,372	$162,857
Proceeds from reinvestment of distributions	1,191	97	12,167	852
Payments for shares redeemed	(11,683)	(5,731)	(138,170)	(56,467)
	53,243	10,879	$629,369	$107,242
Class R
Proceeds from shares sold	12	42	$145	$397
Proceeds from reinvestment of distributions	—	—	4	—
Payments for shares redeemed	(2)	(33)	(24)	(319)
	10	9	125	78
Total net increase (decrease)	53,253	10,888	$629,494	$107,320
International Growth Opportunities Fund
Proceeds from shares sold	929	2,958	$10,782	$28,177
Proceeds from reinvestment of distributions	63	111	641	955
Payments for shares redeemed	(1,737)	(4,829)	(19,757)	(46,292)
Total net increase (decrease)	(745)	(1,760)	$(8,334)	$(17,160)

6. Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended August 31, 2006, the Funds did not utilize the Interfund Lending Program.

Notes to Financial Statements

49

SSgA

International Equity Funds

Notes to Financial Statements, continued — August 31, 2006

7. Illiquid or Restricted Securities

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Certain illiquid securities are not subject to the 15% limitation if the Adviser determines that such security is liquid pursuant to procedures approved by the Board of Trustees. As of August 31, 2006, there were no illiquid securities held by the Funds.

Restricted securities are subject to contractual limitations on resale, are often issued in private placement transaction, and are not registered under the Securities Act of 1933 (the "Act"). The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act. A liquid trading market exists for the following restricted securities held as of August 31, 2006:

Fund - % of Net Assets Securities	Acquistion	Shares Date	Cost per Unit Outstanding	Cost (000) $$	Market Value (000) $
Emerging Markets Fund - 0.7%
China Construction Bank Class H	11/09/05	22,479,000	0.41	9,323	9,740
NovaTek OAO	07/21/05	24,928	16.75	418	1,112
Orascom Telecom Holding SAE - GDR	03/17/05	34,800	34.72	1,208	1,862
					12,714
International Growth Opportunities Fund - 0.8%
Fubon Financial Holding Co., Ltd. - GDR	04/27/06	60,800	9.93	604	453
					453

Notes to Financial Statements

50

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Emerging Markets Fund, SSgA International Stock Selection Fund, and SSgA International Growth Opportunities Fund (the "Funds")(three of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

51

SSgA

International Equity Funds

Tax Information — August 31, 2006 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2006 as follows:

Emerging Markets	$65,789,790
International Stock Selection	$9,569,955

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Emerging Markets Fund	0.0%
International Stock Selection Fund	0.0%
International Growth Opportunities Fund	0.0%

For the tax year ended August 31, 2006, the Funds hereby designate 100%, or the maximum amount allowable, of their net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2007 will show the tax status of all distributions paid to your account in calendar year 2006.

Pursuant to Section 853 of the Internal Revenue Code, the Funds designate the following amounts as foreign taxes paid and gross income earned from foreign sources in the taxable year ended August 31, 2006:

Funds	Foreign Taxes Paid	Foreign Taxes Paid Per Share	Foreign Source Income	Foreign Source Income Per Share
Emerging Markets	$4,554,072	$0.0507	$30,846,808	$0.3431
International Stock Selection	1,752,817	0.0223	17,054,612	0.2172
International Growth Opportunities	96,125	0.0215	1,288,144	0.2878

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information

52

SSgA
International Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

53

SSgA

International Equity Funds

Shareholder Requests for Additional Information — August 31, 2006 (Unaudited)

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. For the second and fourth quarters, the complete schedules of investments are available in the Fund's semiannual and annual financial statements. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

54

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

55

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

56

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, A.M. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

57

SSgA
International Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

58

SSgA
International Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

59

IEAR-08/06 (47332)

S&P 500 Index Fund

Annual Report

August 31, 2006

SSgA Funds
S&P 500 Index Fund

Annual Report

August 31, 2006

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA S&P 500 Index Fund

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all of the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

3

This page has been intentionally left blank.

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to replicate the total return of the S&P 500® Index.

Invests in:  Shares of the State Street Equity 500 Index Portfolio.

Strategy:  The Portfolio's holdings are comprised of the 500 stocks in the S&P 500® Index. The Index is designed to capture the price performance of a large cross-section of the US publicly traded stock market.

S&P 500 Index Fund

Period Ended 8/31/06	Total Return
1 Year	8.63%
5 Years	4.45	%+
10 Years	8.71	%+

Standard & Poor's® 500 Composite Stock Price Index#

Period Ended 8/31/2006	Total Return
1 Year	8.88%
5 Years	4.65	%+
10 Years	8.91	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

S&P 500 Index Fund

5

SSgA

S&P 500 Index Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA S&P 500 Index Fund returned 8.63% versus the 8.88% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The largest individual contributor to performance over the past fiscal year was Exxon Mobil Corp. Exxon Mobil is also the largest constituent in the S&P 500 Index. Following closely were financial firms JP MorganChase and Bank of America which posted positive returns as well. Those two firms also reside in the top twenty constituent list of the S&P 500 Index.

The three largest detractors from performance over the past fiscal year were well known technology firms Intel and Dell as well as Sprint Nextel. They all posted double digit negative returns.

The strongest performing sector over the period was materials led by Allegheny Technologies and Phelps Dodge. Telecommunication services also posted gains. Qwest Communications was not only the best performer in that sector but was also the best performer in the S&P 500 Index over the time period.

Only two sectors failed to record positive returns over the last fiscal year, consumer discretionary and information technology. KB Homes, Pulte Homes, and the New York Times dragged down the consumer discretionary sector. The poor performance of the above mentioned Intel and Dell weighed heavily on the information technology sector.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

For the fiscal year ended August 31, 2006, the equity markets recorded the fourth consecutive year of solid, positive performance. Much of this positive return was gained in three specific months. The strongest monthly return was posted in November 2005 as the market experienced a post-Hurricane Katrina bounce. January 2006 provided a healthy return as a stronger than expected housing market propelled the equity market. The third best performing month was in August 2006 as better than expected inflation, industrial production, and retail sales data drove the end of the summer equity market. The Federal Reserve continued their campaign of measured rate increases raising the Fed Funds rate at seven consecutive meetings from a level of 3.50% to 5.25%, before finally pausing during the August meeting. Inflation has remained a concern over the past year driven largely by rising oil prices, as the cost of oil bounced from the low sixties per barrel to close to $80 per barrel, before settling back in mid to upper $60 range by fiscal year end. By the end of the period, it appeared as if the Fed had achieved its goals during their long rate hike campaign including taking the steam out of the previously red hot housing market.

The Fund invests in a master portfolio that uses a full replication strategy to manage the SSgA S&P 500 Index Fund. With this strategy, all 500 constituents of the S&P 500 Index are owned by the master portfolio in the approximate capitalization weight of the Index. Cash is generally held to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

"Standard & Poor's®", "S&P®", "S&P 500®", "Standard & Poor's 500" and "500" are trademarks of Standard & Poor's Corporation and have been licensed for use by The SSgA Fund. The Product is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Product.

S&P 500 Index Fund

6

SSgA

S&P 500 Index Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,026.70	$1,024.30
Expenses Paid During Period *	$0.92	$0.92

* Expenses are equal to the Fund's expense ratio of .18% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

S&P 500 Index Fund

7

SSgA
S&P 500 Index Fund

Presentation of Master Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	9.8
Consumer Staples	9.7
Energy	9.6
Financials	21.3
Health Care	12.6
Industrials	10.6
Information Technology	14.5
Materials	2.9
Telecommunication Service	3.4
Utilities	3.4
Short-Term Investments	2.0
Total Investments	99.8
Other Assets and Liabilities, Net	0.2
100.0
Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

S&P 500 Index Fund

8

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SSgA
S&P 500 Index Fund

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	S&P 500 Index Fund
Assets
Investments in Master Portfolio, at identified cost	$1,385,836
Investments in Master Portfolio, at value	1,996,494
Receivable for fund shares sold	2,968
Prepaid expenses	26
Total assets	1,999,488
Liabilities
Payables:
Fund shares redeemed	1,753
Accrued fees to affiliates	200
Other accrued expenses	149
Total liabilities	2,102
Net Assets	$1,997,386
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$9,199
Accumulated net realized gain (loss) allocated from Portfolio	(379,679)
Unrealized appreciation (depreciation) allocated from Portfolio on:
Investments	610,658
Futures contracts	2,174
Shares of beneficial interest	93
Additional paid-in capital	1,754,941
Net Assets	$1,997,386
Net Asset Value, offering and redemption price per share:
Net asset value per share*	$21.53
Net assets	$1,997,386,020
Shares outstanding ($.001 par value)	92,753,063

* Net asset value per share equals net assets divided by shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

10

SSgA
S&P 500 Index Fund

Statement of Operations — For the Period Ended August 31, 2006

Amounts in thousands	S&P 500 Index Fund
Investment Income Allocated From Portfolio
Dividends	$36,101
Interest	1,857
Expenses	(862)
Total investment income allocated from Portfolio	37,096
Fund Level Expenses
Administrative fees	415
Custodian fees	20
Distribution fees	702
Transfer agent fees	241
Professional fees	122
Registration fees	35
Shareholder servicing fees	789
Trustees' fees	55
Insurance fees	30
Printing fees	78
Miscellaneous	24
Net Fund level expenses	2,511
Net investment income (loss)	34,585
Net Realized and Unrealized Gain (Loss) Allocated From Portfolio
Net realized gain (loss) on:
Investments	(4,129)
Futures contracts	496
Net realized gain (loss)	(3,633)
Net change in unrealized appreciation (depreciation) on:
Investments	127,208
Futures contracts	1,165
Net change in unrealized appreciation (depreciation)	128,373
Net realized and unrealized gain (loss)	124,740
Net Increase (Decrease) in Net Assets from Operations	$159,325

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

11

SSgA
S&P 500 Index Fund

Statement of Changes in Net Assets — For the Periods Ended August 31,

	S&P 500 Index Fund
Amounts in thousands	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$34,585	$39,223
Net realized gain (loss)	(3,633)	(8,743)
Net change in unrealized appreciation (depreciation)	128,373	192,010
Net increase (decrease) in net assets from operations	159,325	222,490
Distributions
From net investment income	(33,403)	(37,703)
Net decrease in net assets from distributions	(33,403)	(37,703)
Share Transactions
Net increase (decrease) in net assets from share transactions	10,721	(264,227)
Total Net Increase (Decrease) in Net Assets	136,643	(79,440)
Net Assets
Beginning of period	1,860,743	1,940,183
End of period	$1,997,386	$1,860,743
Undistributed (overdistributed) net investment income included in net assets	$9,199	$8,214

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

12

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SSgA
S&P 500 Index Fund

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Total Distributions	$ Net Asset Value, End of Period
S&P 500 Index Fund
August 31, 2006	20.17	.38	1.34	1.72	(.36)	(.36)	21.53
August 31, 2005	18.28	.39	1.87	2.26	(.37)	(.37)	20.17
August 31, 2004	16.69	.28	1.59	1.87	(.28)	(.28)	18.28
August 31, 2003	15.16	.25	1.52	1.77	(.24)	(.24)	16.69
August 31, 2002	18.77	.23	(3.61)	(3.38)	(.23)	(.23)	15.16

(a) Average month-end shares outstanding were used for this calculation.
(b) Expense ratios include the Fund's share of the Portfolio's allocated expenses.
(c) May reflect amounts waived and/or reimbursed by the investment advisor and for certain funds, custody credit arrangements. The custody credit arrangements had an impact of less than .005%
(d) Unaudited.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

14

	% Total Return	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(b)(c)	% Ratio of Expenses to Average Net Assets, Gross(b)	% Ratio of Net Investment Income to Average Net Assets(c)	% Portfolio Turnover of the Portfolio(d)
S&P 500 Index Fund
August 31, 2006	8.63	1,997,386	.18	.18	1.80	8.23
August 31, 2005	12.44	1,860,743	.16	.16	1.99	10.38
August 31, 2004	11.23	1,940,183	.15	.15	1.56	9.52
August 31, 2003	11.89	1,841,173	.15	.15	1.65	12.52
August 31, 2002	(18.20)	1,604,069	.16	.16	1.31	16.02

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

15

SSgA

S&P 500 Index Fund

Notes to Financial Statements — August 31, 2006

1. Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios which are in operation as of August 31, 2006. This financial statement reports on the SSgA S&P 500 Index Fund (the "Fund"). The Investment Company is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at $.001 par value.

The S&P 500 Index Fund invests all of its investable assets in interests in the State Street Equity 500 Index Portfolio (the "Master Portfolio"). The Fund has the same investment objective as the Portfolio in which it invests. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 78.76% at August 31, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

2. Significant Accounting Policies

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statement. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of these financial statements.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Security Valuation

The Fund records its investments in the Portfolio at fair value. Valuation of securities held by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

Investment Income

The Fund records daily its proportionate share of the Portfolio's income, expenses and realized and unrealized gains and losses.

Other

Investment transactions are accounted for on a trade date basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, the Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to its shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is the Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires the Fund to distribute all of its taxable income. Therefore, the Fund paid no federal income taxes and no federal income tax provision was required.

Capital Loss Carryovers

At August 31, 2006, the Fund had the following net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	08/31/2009	08/31/2010	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Totals
S&P 500 Index	$7,245,507	$80,349,911	$89,179,793	$20,170,152	$9,160,101	$10,082,013	$216,187,477

Notes to Financial Statements

16

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2006

As of August 31, 2006, the Fund's aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

S&P 500 Index
Undistributed Ordinary Income	$9,231,400
Undistributed Long-Term Gains (Capital Loss Carryforward)	(216,187,477)
Tax Composition of Distributions:
Ordinary Income	$33,402,512

As permitted by tax regulations, the Fund intends to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006, of $7,759,526 and treat it as arising in the fiscal year 2007.

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes – an interpretation of FASB Statement 109 (FIN 48), was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. The Fund declares and pays dividends quarterly. Capital gain distributions, if any, are generally declared and paid annually. An additional distribution may be paid by the Fund to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains.

The amount and character of income and gains to be distributed are determined in accordance with tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes. These differences primarily relate to wash sale deferrals, capital loss carryforwards and post October losses. Permanent differences between book and tax accounting are reclassified to paid-in capital.

Expenses

Expenses allocated from the Portfolio are recorded and identified separately in the Statement of Operations. The Fund also pays certain other expenses which can be directly attributed to the Fund. Expenses of the Investment Company which cannot be directly attributed will be allocated among all Funds of the Investment Company based principally on their relative net assets.

3. Investment Transactions

Securities

Net daily increases and decreases in the Fund's investment in the Portfolio aggregated to the following, for the period ended August 31, 2006:

	Increases	Decreases
S&P 500 Index	$225,253,165	$251,234,941

4. Related Parties

Adviser

The Fund is allocated a charge for a management fee from the Portfolio, calculated daily at an annual rate of .045% of average daily net assets. This fee relates to the advisory, custody and administrative fees provided by the Portfolio on behalf of their investors. The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation ("State Street"), a publicly held bank holding company. The Adviser and other advisory affiliates of State Street make up State Street Global Advisors, which directs the investments of the Fund in accordance with their investment objectives, policies, and limitations. The Investment Company also has contracts with State Street to provide

Notes to Financial Statements

17

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2006

fund accounting, shareholder servicing and transfer agent services to the Fund. These amounts are presented on the accompanying Statement of Operations.

The Adviser has agreed to reimburse the Fund for all fund and allocated Portfolio expenses that exceed .18% of its average daily net assets on an annual basis (exclusive of non-recurring account fees and extraordinary expenses). No reimbursement was made during the period ended August 31, 2006.

The Adviser does not have the ability to recover amounts waived or reimbursed from previous periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents.

The Fund pays the Administrator an annual fee, payable monthly on a pro rata basis. The annual fee is based on the following percentages of the average daily net assets of the Funds: $0 to $1 billion — .0315%; over $1 billion — .01%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Fund reimburses the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other related and non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

The Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, the Fund pays .025% to State Street, and a fee to each of the other named affiliated Agents, based upon the average daily value of all Fund shares held by or for customers of these Agents subject to the maximum of .100%.

For the period ended August 31, 2006, the Fund paid the following shareholder servicing expenses to affiliated service providers:

	State Street	Global Markets	CitiStreet
S&P 500 Index	$479,215	$7,120	$37,460

Notes to Financial Statements

18

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2006

The Fund did not incur any expenses from Fiduciary Investor Services and High Net Worth Services during the period.

Total shareholder servicing payments shall not exceed .20% of the average daily net assets of the Fund on an annual basis. The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Fund on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The Fund's responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the Fund's shareholders have the right, however, to terminate the Distribution Plan and all payments there under at any time. The Fund will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2006.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

S&P 500 Index
Administration fees	$32,112
Custodian fees	1,444
Distribution fees	57,386
Shareholder servicing fees	66,018
Transfer agent fees	39,187
Trustees' fees	3,448
$199,595

Beneficial Interest

As of August 31, 2006, there were no shareholders with shares of beneficial interest greater than 10% of the total outstanding shares of the Fund.

5. Fund Share Transactions

	(amounts in thousands) Fiscal Years Ended August 31,
	Shares		Dollars
S&P 500 Index	2006	2005	2006	2005
Proceeds from shares sold	22,960	25,573	$478,008	$499,005
Proceeds from reinvestment of distributions	1,422	1,721	29,573	33,502
Payments for shares redeemed	(23,904)	(41,138)	(496,860)	(796,734)
Total net increase (decrease)	478	(13,844)	$10,721	$(264,227)

6. Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment

Notes to Financial Statements

19

SSgA
S&P 500 Index Fund

Notes to Financial Statements, continued — August 31, 2006

limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. For the period ended August 31, 2006, the Fund did not utilize the Interfund Lending Program.

7. Dividends

On September 1, 2006, the Fund declared the following dividend from net investment income payable on September 8, 2006 to shareholders on record September 5, 2006.

Net Investment Income
S&P 500 Index	$0.1012

Notes to Financial Statements

20

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities of SSgA S&P 500 Index Fund (the "Fund")(one of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of August 31, 2006, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

21

SSgA
S&P 500 Index Fund

Tax Information — August 31, 2006 (Unaudited)

The Fund designates dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

S&P 500 Index Fund	100.0%

For the tax year ended August 31, 2006, the Fund hereby designates 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2007 will show the tax status of all distributions paid to your account in calendar 2006.

Please consult a tax adviser for questions about federal or state income tax laws.

Tax Information

22

SSgA
S&P 500 Index Fund

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

23

SSgA
S&P 500 Index Fund

Shareholder Requests for Additional Information — August 31, 2006 (Unaudited)

The Fund has adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities are contained in the Fund's Statement of Additional Information, which is available (i) without charge, upon request, by calling the Fund at (800) 647-7327, (ii) on the Fund's website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Fund will file the complete schedule of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

24

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

25

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

26

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, a.m. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

27

SSgA
S&P 500 Index Fund

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

28

SSgA
S&P 500 Index Fund

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

29

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State Street Equity 500 Index Portfolio

Portfolio of Investments

August 31, 2006 (unaudited)

		Market
		Value
	Shares	(000)
Common Stocks — 97.8%
Consumer Discretionary — 9.8%
Amazon.Com, Inc. (a)	64,300	$1,982
Apollo Group, Inc. (a)	29,475	1,480
AutoNation, Inc. (a)	30,136	586
AutoZone, Inc. (a)	11,387	1,028
Bed Bath & Beyond, Inc. (a)	59,014	1,991
Best Buy Co., Inc.	84,281	3,961
Big Lots, Inc. (a)	24,438	448
Black & Decker Corp.	16,033	1,181
Brunswick Corp.	19,929	572
Carnival Corp.	90,619	3,797
CBS Corp.	161,898	4,622
Centex Corp.	25,776	1,313
Circuit City Stores, Inc.	31,439	742
Clear Channel Communications, Inc.	106,665	3,098
Coach, Inc. (a)	80,700	2,436
Comcast Corp. (a)	444,967	15,574
D.R. Horton, Inc.	56,700	1,243
Darden Restaurants, Inc.	27,410	970
Dillard’s, Inc. Class A	13,653	426
Dollar General Corp.	64,115	824
Dow Jones & Co., Inc.	12,526	451
Eastman Kodak Co.	60,837	1,294
eBay, Inc. (a)	244,520	6,812
EW Scripps Co.	18,000	818
Family Dollar Stores, Inc.	33,068	846
Federated Department Stores, Inc.	115,880	4,401
Ford Motor Co.	399,855	3,347
Fortune Brands, Inc.	30,466	2,212
Gannett Co., Inc.	49,938	2,839
Gap, Inc.	113,930	1,915
General Motors Corp.	117,773	3,437
Genuine Parts Co.	35,493	1,467
Goodyear Tire & Rubber Co. (a)	37,942	516
H&R Block, Inc.	68,820	1,447
Harley-Davidson, Inc.	56,938	3,331
Harman International Industries, Inc.	13,900	1,128
Harrah’s Entertainment, Inc.	38,433	2,397
Hasbro, Inc.	36,787	747
Hilton Hotels Corp.	68,543	1,746
Home Depot, Inc.	435,357	14,928
International Game Technology	71,952	2,783
Interpublic Group of Cos., Inc. (a)	88,477	812
JC Penney & Co., Inc.	49,188	3,101
Johnson Controls, Inc.	41,596	2,992
Jones Apparel Group, Inc.	23,979	751
KB HOME	15,862	678
Kohl’s Corp. (a)	72,310	4,520
Leggett & Platt, Inc.	38,254	882
Lennar Corp. Class A	28,700	1,287
Limited Brands	70,969	$1,826
Liz Claiborne, Inc.	22,041	824
Lowe’s Cos., Inc.	327,446	8,861
Marriot International, Inc. Class A	69,378	2,613
Mattel, Inc.	81,445	1,534
McDonald’s Corp.	262,953	9,440
McGraw-Hill, Inc.	76,026	4,251
Meredith Corp.	8,947	424
New York Times Co. Class A	30,745	692
Newell Rubbermaid, Inc.	57,721	1,558
News Corp. Class A	499,200	9,500
NIKE, Inc. Class B	39,513	3,191
Nordstrom, Inc.	44,576	1,665
Office Depot, Inc. (a)	59,670	2,198
OfficeMax, Inc.	14,319	595
Omnicom Group, Inc.	35,617	3,114
Pulte Homes, Inc.	44,872	1,331
Radioshack Corp.	28,653	517
Sears Holdings Corp. (a)	20,552	2,962
Sherwin-Williams Co.	23,570	1,217
Snap-On, Inc.	12,548	548
Stanley Works	14,432	682
Staples, Inc.	152,125	3,432
Starbucks Corp. (a)	162,752	5,047
Starwood Hotels & Resorts Worldwide, Inc. Class B	45,212	2,408
Target Corp.	182,057	8,810
Tiffany & Co.	30,068	950
Time Warner, Inc.	856,847	14,241
TJX Cos., Inc.	97,013	2,595
Tribune Co.	45,755	1,428
Univision Communications, Inc. Class A (a)	46,818	1,618
V.F. Corp.	18,488	1,292
Viacom, Inc. (a)	150,698	5,470
Walt Disney Co.	462,473	13,712
Wendy’s International, Inc.	24,867	1,589
Whirlpool Corp.	16,262	1,316
Wyndham Worldwide Corp. (a)	41,524	1,215
Yum! Brands, Inc.	57,722	2,821
		249,646
Consumer Staples — 9.7%
Alberto Culver Co. Class B	16,058	791
Altria Group, Inc.	438,964	36,667
Anheuser-Busch Cos., Inc.	163,267	8,062
Archer-Daniels-Midland Co.	138,167	5,688
Avon Products, Inc.	94,448	2,712
Brown-Forman Corp. Class B	17,182	1,323
Campbell Soup Co.	38,183	1,434
Clorox Co.	31,310	1,873
Coca-Cola Co.	431,435	19,333
Coca-Cola Enterprises, Inc.	64,300	1,434
Colgate-Palmolive Co.	108,835	6,515
ConAgra Foods, Inc.	108,046	2,571

		Market
		Value
	Shares	(000)
Consumer Staples — (continued)
Constellation Brands, Inc. Class A (a)	40,600	$1,108
Costco Wholesale Corp.	99,851	4,672
CVS Corp.	173,284	5,814
Dean Foods Co. (a)	28,400	1,125
Estee Lauder Cos, Inc.	25,400	936
General Mills, Inc.	74,364	4,033
H.J. Heinz Co.	70,320	2,942
Hershey Foods Corp.	37,308	2,013
Kellogg Co.	51,729	2,623
Kimberly-Clark Corp.	97,364	6,183
Kroger Co.	152,022	3,620
McCormick & Co., Inc.	27,400	998
Molson Coors Brewing Co., Class B	12,244	861
Pepsi Bottling Group, Inc.	28,353	993
PepsiCo, Inc.	347,710	22,698
Procter & Gamble Co.	689,757	42,696
Reynolds American, Inc.	35,680	2,322
Safeway, Inc.	93,693	2,898
Sara Lee Corp.	158,717	2,639
SuperValu, Inc.	43,003	1,228
Sysco Corp.	129,281	4,058
Tyson Foods, Inc., Class A	53,800	792
UST Corp.	33,547	1,773
Wal-Mart Stores, Inc.	526,028	23,524
Walgreen Co.	213,110	10,540
Whole Foods Market, Inc.	29,000	1,555
Wrigley Wm., Jr. Co.	46,370	2,152
		245,199
Energy — 9.6%
Anadarko Petroleum Corp.	96,108	4,508
Apache Corp.	69,030	4,506
Baker Hughes, Inc.	72,180	5,138
BJ Services Co.	67,510	2,316
Chesapeake Energy Corp.	86,200	2,721
ChevronTexaco Corp.	466,088	30,016
ConocoPhillips	347,296	22,029
Devon Energy Corp.	92,922	5,807
El Paso Corp.	145,394	2,111
EOG Resources, Inc.	50,568	3,278
ExxonMobil Corp.	1,272,302	86,097
Halliburton Co.	218,172	7,117
Hess Corp.	50,106	2,294
Kinder Morgan, Inc.	21,938	2,290
Marathon Oil Corp.	76,457	6,384
Murphy Oil Corp.	34,800	1,702
Nabors Industries, Ltd. (a)	64,330	2,115
National Oilwell Varco, Inc. (a)	36,300	2,370
Noble Corp.	28,523	1,865
Occidental Petroleum Corp.	180,546	9,206
Rowan Cos., Inc.	23,239	795
Schlumberger, Ltd.	248,514	15,234
Sunoco, Inc.	27,956	2,010
Transocean, Inc. (a)	68,895	$4,599
Valero Energy Corp.	129,800	7,451
Weatherford International Ltd. (a)	72,800	3,130
Williams Cos., Inc.	126,137	3,107
XTO Energy, Inc.	77,100	3,529
		243,725
Financials — 21.3%
ACE, Ltd.	68,155	3,671
AFLAC, Inc.	105,816	4,769
Allstate Corp.	134,007	7,764
Ambac Financial Group, Inc.	22,047	1,909
American Express Co.	259,973	13,659
American International Group, Inc.	546,083	34,851
Ameriprise Financial, Inc.	51,894	2,373
AmSouth Bancorp	72,519	2,078
AON Corp.	66,023	2,282
Apartment Investment & Management Co. Class A	20,500	1,050
Archstone-Smith Trust	44,300	2,356
Bank of America Corp.	959,028	49,361
Bank of New York Co., Inc.	162,979	5,501
BB&T Corp.	115,018	4,923
Bear Stearns Cos., Inc.	25,299	3,298
Boston Properties, Inc.	19,100	1,941
Capital One Financial Corp.	64,315	4,701
Charles Schwab Corp.	214,993	3,507
Chicago Mercantile Exchange Holdings, Inc.	7,235	3,183
Chubb Corp.	86,778	4,353
Cincinnati Financial Corp.	36,505	1,703
CIT Group, Inc.	42,000	1,893
Citigroup, Inc.	1,044,671	51,555
Comerica, Inc.	33,832	1,937
Commerce Bancorp, Inc.	38,300	1,276
Compass Bancshares, Inc.	27,100	1,572
Countrywide Financial Corp.	127,286	4,302
E*Trade Financial Corp. (a)	89,400	2,109
Equity Office Properties Trust	77,641	2,880
Equity Residential	60,907	3,037
Fannie Mae	204,229	10,753
Federal Home Loan Mortgage Corp.	145,646	9,263
Federated Investors, Inc. Class B	18,100	606
Fifth Third Bancorp	117,600	4,626
First Horizon National Corp.	26,117	997
Franklin Resources, Inc.	32,744	3,222
Genworth Financial, Inc.	75,700	2,606
Golden West Financial Corp.	53,622	4,048
Goldman Sachs Group, Inc.	91,000	13,527
Hartford Financial Services Group, Inc.	64,188	5,511
Huntington Bancshares, Inc.	50,554	1,209

		Market
		Value
	Shares	(000)
Financials — (continued)
J.P. Morgan Chase & Co.	730,519	$33,355
Janus Capital Group, Inc.	44,919	799
KeyCorp	86,209	3,172
Kimco Realty Corp.	44,300	1,841
Legg Mason, Inc.	27,600	2,519
Lehman Brothers Holdings, Inc.	112,936	7,206
Lincoln National Corp.	61,092	3,708
Loews Corp.	84,942	3,269
M & T Bank Corp.	16,800	2,057
Marsh & McLennan Cos., Inc.	116,436	3,046
Marshall & Ilsley Corp.	47,192	2,201
MBIA, Inc.	28,758	1,772
Mellon Financial Corp.	86,323	3,214
Merrill Lynch & Co., Inc.	194,627	14,311
MetLife, Inc.	159,907	8,800
MGIC Investment Corp.	18,362	1,063
Moody’s Corp.	51,030	3,122
Morgan Stanley	225,643	14,845
National City Corp.	115,291	3,987
North Fork Bancorp, Inc.	98,735	2,709
Northern Trust Corp.	38,840	2,175
Plum Creek Timber Co., Inc.	38,580	1,344
PNC Financial Services Group, Inc.	61,847	4,378
Principal Financial Group, Inc.	58,150	3,096
Progressive Corp.	165,588	4,072
ProLogis	51,200	2,891
Prudential Financial, Inc.	103,800	7,620
Public Storage, Inc.	22,900	1,984
Realogy Corp. (a)	51,906	1,111
Regions Financial Corp.	95,609	3,441
SAFECO Corp.	24,664	1,423
Simon Property Group, Inc.	38,363	3,253
SLM Corp.	87,242	4,234
Sovereign Bancorp, Inc.	77,805	1,621
St. Paul Travelers Cos., Inc.	147,225	6,463
State Street Corp. (b)	69,525	4,297
SunTrust Banks, Inc.	76,972	5,881
Synovus Financial Corp.	67,604	1,966
T. Rowe Price Group, Inc.	55,580	2,449
Torchmark Corp.	20,676	1,286
U.S. Bancorp	375,161	12,031
UnumProvident Corp.	74,635	1,414
Vornado Realty Trust	24,700	2,616
Wachovia Corp.	338,586	18,497
Washington Mutual, Inc.	202,513	8,483
Wells Fargo Co.	706,822	24,562
XL Capital, Ltd. Class A	37,732	2,477
Zions Bancorp	22,219	1,755
		539,978
Health Care — 12.6%
Abbott Laboratories	321,367	15,651
Aetna, Inc.	118,528	4,418
Allergan, Inc.	31,991	$3,665
AmerisourceBergen Corp.	43,432	1,918
Amgen, Inc. (a)	248,275	16,865
Applera Corp. - Applied Biosystems Group	38,367	1,176
Barr Pharmaceuticals, Inc. (a)	22,400	1,266
Bausch & Lomb, Inc.	11,325	548
Baxter International, Inc.	138,626	6,152
Becton, Dickinson & Co.	51,829	3,612
Biogen Idec, Inc. (a)	71,673	3,164
Biomet, Inc.	51,841	1,696
Boston Scientific Corp. (a)	254,012	4,430
Bristol-Myers Squibb Co.	414,517	9,016
C.R. Bard, Inc.	21,594	1,623
Cardinal Health, Inc.	88,366	5,958
Caremark Rx, Inc.	93,708	5,429
CIGNA Corp.	24,989	2,825
Coventry Health Care, Inc. (a)	33,600	1,822
Eli Lilly & Co.	238,097	13,317
Express Scripts, Inc. (a)	30,600	2,573
Fisher Scientific International, Inc. (a)	25,900	2,026
Forest Laboratories, Inc. (a)	68,306	3,414
Genzyme Corp. (a)	55,105	3,650
Gilead Sciences, Inc. (a)	96,300	6,105
HCA, Inc.	85,459	4,215
Health Management Associates, Inc. Class A	50,398	1,054
Hospira, Inc. (a)	32,236	1,181
Humana, Inc. (a)	34,425	2,098
IMS Health, Inc.	41,881	1,143
Johnson & Johnson	622,446	40,247
King Pharmaceuticals, Inc. (a)	49,932	810
Laboratory Corp. of America Holdings (a)	26,300	1,799
Manor Care, Inc.	16,651	869
McKesson Corp.	63,831	3,243
Medco Health Solutions, Inc. (a)	64,072	4,060
MedImmune, Inc. (a)	52,465	1,450
Medtronic, Inc.	254,502	11,936
Merck & Co., Inc.	459,503	18,633
Millipore Corp. (a)	10,728	689
Mylan Laboratories Inc.	43,200	878
Patterson Cos., Inc. (a)	29,500	909
Pfizer, Inc.	1,540,174	42,447
Quest Diagnostics Inc.	33,800	2,173
Schering-Plough Corp.	312,624	6,549
St. Jude Medical, Inc. (a)	76,594	2,789
Stryker Corp.	60,908	2,925
Tenet Healthcare Corp. (a)	99,009	780
Thermo Electron Corp. (a)	33,929	1,330
UnitedHealth Group, Inc.	283,768	14,742
Watson Pharmaceuticals, Inc. (a)	22,003	564
Wellpoint, Inc. (a)	134,478	10,410

		Market
		Value
	Shares	(000)
Health Care — (continued)
Wyeth	283,631	$13,813
Zimmer Holdings, Inc. (a)	52,520	3,571
		319,626
Industrials — 10.6%
3M Co.	158,984	11,399
Allied Waste Industries, Inc. (a)	50,667	524
American Power Conversion Corp.	36,667	644
American Standard Cos., Inc.	37,321	1,559
Avery Dennison Corp.	22,970	1,423
Boeing Co.	168,445	12,617
Burlington Northern Santa Fe Corp.	76,250	5,105
Caterpillar, Inc.	141,270	9,373
Cendant Corp. (a)	19,200	37
Cintas Corp.	28,482	1,055
Cooper Industries, Ltd.	19,121	1,566
CSX Corp.	92,648	2,800
Cummins, Inc.	11,473	1,317
Danaher Corp.	49,426	3,276
Deere & Co.	49,641	3,877
Dover Corp.	42,713	2,077
Eaton Corp.	31,978	2,127
Emerson Electric Co.	86,635	7,117
Equifax, Inc.	26,769	851
FedEx Corp.	64,346	6,501
Fluor Corp.	18,106	1,565
General Dynamics Corp.	85,512	5,776
General Electric Co.	2,186,723	74,480
Goodrich Co.	25,755	1,003
Honeywell International, Inc.	174,642	6,762
Illinois Tool Works, Inc.	86,828	3,812
Ingersoll-Rand Co. Class A	68,600	2,608
ITT Industries, Inc.	38,404	1,880
L-3 Communications Holdings, Inc.	25,200	1,900
Lockheed Martin Corp.	74,771	6,176
Masco Corp.	83,074	2,277
Monster Worldwide, Inc. (a)	26,192	1,067
Navistar International Corp. (a)	13,180	302
Norfolk Southern Corp.	86,861	3,712
Northrop Grumman Corp.	72,878	4,869
PACCAR, Inc.	53,055	2,900
Pall Corp.	26,774	729
Parker-Hannifin Corp.	25,223	1,868
Pitney Bowes, Inc.	45,939	2,002
R.R. Donnelley & Sons Co.	45,660	1,480
Raytheon Co.	93,114	4,396
Robert Half International, Inc.	36,214	1,120
Rockwell Automation, Inc.	37,120	2,093
Rockwell Collins, Inc.	35,419	1,857
Ryder Systems, Inc.	12,780	632
Southwest Airlines Co.	147,740	2,559
Textron, Inc.	26,975	$2,262
Tyco International, Ltd.	429,448	11,230
Union Pacific Corp.	56,340	4,527
United Parcel Service, Inc. Class B	228,400	15,999
United Technologies Corp.	213,014	13,358
W.W. Grainger, Inc.	16,109	1,076
Waste Management, Inc.	115,379	3,955
		267,477
Information Technology — 14.5%
ADC Telecommunications, Inc. (a)	25,018	342
Adobe Systems, Inc. (a)	125,242	4,063
Advanced Micro Devices, Inc. (a)	102,784	2,569
Affiliated Computer Services, Inc. (a)	24,600	1,263
Agilent Technologies, Inc. (a)	89,297	2,872
Altera Corp. (a)	75,978	1,537
Analog Devices, Inc.	74,861	2,294
Andrew Corp. (a)	34,827	322
Apple Computer, Inc. (a)	179,292	12,165
Applied Materials, Inc.	331,461	5,595
Autodesk, Inc. (a)	48,430	1,683
Automatic Data Processing, Inc.	121,738	5,746
Avaya, Inc. (a)	87,415	914
BMC Software, Inc. (a)	44,636	1,188
Broadcom Corp. (a)	95,769	2,819
CA, Inc.	95,129	2,242
CIENA Corp. (a)	126,088	498
Cisco Systems, Inc. (a)	1,283,959	28,234
Citrix Systems, Inc. (a)	38,153	1,171
Computer Sciences Corp. (a)	39,182	1,856
Compuware Corp. (a)	78,557	597
Comverse Technology, Inc. (a)	42,838	895
Convergys Corp. (a)	28,605	597
Corning, Inc. (a)	328,585	7,308
Dell, Inc. (a)	479,091	10,804
Electronic Arts, Inc. (a)	65,200	3,323
Electronic Data Systems Corp.	107,786	2,569
EMC Corp. (a)	500,841	5,835
First Data Corp.	161,904	6,957
Fiserv, Inc. (a)	36,347	1,606
Freescale Semiconductor, Inc. (a)	86,108	2,662
Google, Inc. (a)	43,410	16,432
Hewlett-Packard Co.	587,019	21,461
Intel Corp.	1,223,903	23,915
International Business Machines Corp.	326,118	26,406
Intuit, Inc. (a)	72,602	2,194
Jabil Circuit, Inc.	36,613	982
JDS Uniphase Corp. (a)	352,519	800
Juniper Networks, Inc. (a)	117,100	1,718

		Market
		Value
	Shares	(000)
Information Technology — (continued)
KLA-Tencor Corp.	41,864	$1,838
Lexmark International Group, Inc. Class A (a)	21,702	1,217
Linear Technology Corp.	63,675	2,166
LSI Logic Corp. (a)	81,935	660
Lucent Technologies, Inc. (a)	931,672	2,171
Maxim Integrated Products, Inc.	67,156	1,954
Micron Technology, Inc. (a)	151,532	2,619
Microsoft Corp.	1,778,204	45,682
Molex, Inc.	29,510	1,076
Motorola, Inc.	520,598	12,172
National Semiconductor Corp.	70,318	1,708
NCR Corp. (a)	38,184	1,328
Network Appliance, Inc. (a)	78,067	2,673
Novell, Inc. (a)	68,842	459
Novellus Systems, Inc. (a)	27,369	764
NVIDIA Corp. (a)	73,902	2,151
Oracle Corp. (a)	820,719	12,844
Parametric Technology Corp. New (a)	23,296	375
Paychex, Inc.	69,527	2,497
PerkinElmer, Inc.	27,257	502
PMC-Sierra, Inc. (a)	43,224	296
QLogic Corp. (a)	34,290	630
QUALCOMM, Inc.	353,178	13,304
Sabre Holdings Corp. Class A	28,424	623
SanDisk Corp. (a)	40,800	2,404
Sanmina-SCI Corp. (a)	112,858	383
Solectron Corp. (a)	187,214	588
Sun Microsystems, Inc. (a)	732,888	3,657
Symantec Corp. (a)	220,034	4,101
Symbol Technologies, Inc.	52,185	627
Tektronix, Inc.	16,729	474
Tellabs, Inc. (a)	93,575	954
Teradyne, Inc. (a)	41,392	581
Texas Instruments, Inc.	328,603	10,709
Unisys Corp. (a)	72,779	389
VeriSign, Inc. (a)	51,300	1,038
Waters Corp. (a)	21,857	932
Xerox Corp. (a)	211,842	3,137
Xilinx, Inc.	72,204	1,651
Yahoo!, Inc. (a)	264,480	7,622
		367,390
Materials — 2.9%
Air Products & Chemicals, Inc.	47,489	3,148
Alcoa, Inc.	184,446	5,273
Allegheny Technologies, Inc.	18,029	1,034
Ashland, Inc.	14,980	946
Ball Corp.	21,670	874
Bemis Co., Inc.	21,628	699
Consol Energy, Inc.	38,300	1,397
Dow Chemical Co.	202,799	7,733
E.I. Du Pont de Nemours & Co.	194,339	$7,768
Eastman Chemical Co.	16,862	884
Ecolab, Inc.	38,226	1,704
Freeport-McMoRan Copper & Gold, Inc. Class B	39,514	2,300
Hercules, Inc. (a)	24,698	385
International Flavors & Fragrances, Inc.	16,204	644
International Paper Co.	102,856	3,576
Louisiana-Pacific Corp.	21,959	429
MeadWestvaco Corp.	37,588	960
Monsanto Co.	114,692	5,441
Newmont Mining Corp.	94,042	4,820
Nucor Corp.	66,008	3,226
Pactiv Corp. (a)	29,764	796
Phelps Dodge Corp.	42,510	3,805
PPG Industries, Inc.	34,490	2,185
Praxair, Inc.	67,420	3,871
Rohm & Haas Co.	29,896	1,318
Sealed Air Corp.	17,036	884
Sigma-Aldrich Corp.	13,793	1,002
Temple-Inland, Inc.	22,928	1,021
United States Steel Corp.	26,102	1,518
Vulcan Materials Co.	20,996	1,650
Weyerhaeuser Co.	51,624	3,201
		74,492
Telecommunication Services — 3.4%
ALLTEL Corp.	82,598	4,478
AT&T, Inc.	817,853	25,460
BellSouth Corp.	381,028	15,515
CenturyTel, Inc.	23,808	948
Citizens Communications Co.	68,877	950
Embarq Corp. (a)	31,045	1,464
Qwest Communications International, Inc. (a)	331,922	2,924
Sprint Corp. (Fon Group)	628,400	10,633
Verizon Communications, Inc.	613,910	21,597
Windstream Corp. (a)	99,043	1,307
		85,276
Utilities — 3.4%
AES Corp. (a)	137,914	2,929
Allegheny Energy, Inc. (a)	33,899	1,415
Ameren Corp.	42,542	2,278
American Electric Power Co., Inc.	82,254	3,001
CenterPoint Energy, Inc.	63,893	923
CMS Energy Corp. (a)	46,605	682
Consolidated Edison, Inc.	51,122	2,362
Constellation Energy Group, Inc.	37,103	2,230
Dominion Resources, Inc.	73,387	5,863
DTE Energy Co.	36,946	1,542
Duke Energy Corp.	260,499	7,815
Dynegy Inc. Class A (a)	77,330	479

		Market
		Value
	Shares	(000)
Utilities — (continued)
Edison International	67,762	$2,957
Entergy Corp.	44,043	3,420
Exelon Corp.	140,978	8,597
FirstEnergy Corp.	68,812	3,926
FPL Group, Inc.	85,578	3,804
KeySpan Corp.	36,606	1,501
Nicor, Inc.	9,313	407
NiSource, Inc.	57,867	1,225
Peoples Energy Corp.	8,131	345
PG&E Corp.	73,623	3,087
Pinnacle West Capital Corp.	20,581	946
PPL Corp.	79,236	2,771
Progress Energy, Inc.	52,408	2,323
Public Service Enterprise Group, Inc.	52,422	3,671
Sempra Energy	53,789	2,674
Southern Co.	156,758	5,372
TECO Energy, Inc.	43,276	682
TXU Corp.	97,596	6,462
Xcel Energy, Inc.	83,797	1,743
		87,432

Total Common Stocks (Cost $1,687,999,286)		2,480,241

	Par	Market
	Amount	Value
	(000)	(000)
U.S. Government Securities — 0.2%
United States Treasury Bill 4.70% due 09/07/06 (c)(d)	$4,299	4,296

Total U.S. Government Securities (Cost $4,295,632)		4,296

		Market
	Shares	Value
	(000)	(000)
Money Market Funds — 1.8%
AIM Short Term Investment Prime Portfolio	44,470	$44,470
Federated Money Market Obligations Trust	517	517

Total Money Market Funds (Cost $44,987,245)		44,987

Total Investments — 99.8% (identified cost $1,737,282,163)(e)(f)		2,529,524

OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		5,452

Net Assets — 100%		$2,534,976

(a)             Non-income producing security.

(b)            Affiliated issuer. See table that follows for more information.

(c)             Security held as collateral in relation to initial margin requirements on futures contracts.

(d)            Rate represents annualized yield at date of purchase.

(e)    Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2006 was $879,302,812 and $87,060,385, respectively, resulting in net unrealized appreciation of investments of $792,242,427.

(f)     Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share.  Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price.  Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

For information on the Portfolio’s other significant accounting policies, please refer to the Portfolio’s most recent annual financial statements.

	Number	Unrealized
	of	Appreciation
	Contracts	(000)
Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 09/2006	839	$2,008

Total unrealized appreciation on open futures contracts purchased		$2,008

Affiliated Issuer Table

					Income Earned	Realized Gain
Security Description	Number of shares held at 12/31/2005	Shares purchased for the 8 Months ended 8/31/06	Shares sold for the 8 Months ended 8/31/06	Number of shares held at 8/31/06	for the 8 Months ended 8/31/06 (000)	on Shares Sold (000)
State Street	70,325	1,200	2,000	69,525	27	$42

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

August 31, 2006 (Unaudited)

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,734,968)	$2,525,227
Investments in non-controlled affiliates at market (identified cost $2,314)	4,297
2,529,524
Receivables:
Investment securities sold	—
Daily variation margin on futures contracts	21
Dividends and interest	5,525
Total assets	2,535,070

Liabilities
Payables:
Management fees	94
Total liabilities	94
Net Assets	$2,534,976

State Street Equity 500 Index Portfolio

Portfolio of Investments

December 31, 2005

		Market
		Value
	Shares	(000)
Common Stocks — 97.8%
Consumer Discretionary — 10.6%
Amazon.Com, Inc.(a)	65,300	$3,079
Apollo Group, Inc.(a)	31,175	1,885
AutoNation, Inc.(a)	38,400	834
AutoZone, Inc.(a)	11,887	1,091
Bed Bath & Beyond, Inc.(a)	62,814	2,271
Best Buy Co., Inc.	85,381	3,712
Big Lots, Inc.(a)	24,438	294
Black & Decker Corp.	17,033	1,481
Brunswick Corp.	20,829	847
Carnival Corp.	91,719	4,904
CCE Spinco, Inc.(a)	14,308	187
Centex Corp.	26,676	1,907
Circuit City Stores, Inc.	35,039	792
Clear Channel Communications, Inc.	114,465	3,600
Coach, Inc.(a)	80,700	2,691
Comcast Corp.(a)	463,067	12,021
Cooper Tire & Rubber Co.	12,537	192
D.R. Horton, Inc.	58,200	2,080
Dana Corp.	32,949	237
Darden Restaurants, Inc.	28,810	1,120
Dillard’s, Inc. Class A	13,653	339
Dollar General Corp.	68,615	1,309
Dow Jones & Co., Inc.	12,526	445
Eastman Kodak Co.	60,837	1,424
eBay, Inc.(a)	243,720	10,541
EW Scripps Co.	18,000	864
Family Dollar Stores, Inc.	30,868	765
Federated Department Stores, Inc.	56,690	3,760
Ford Motor Co.	396,355	3,060
Fortune Brands, Inc.	30,966	2,416
Gannett Co., Inc.	51,438	3,116
Gap, Inc.	123,930	2,186
General Motors Corp.	120,273	2,336
Genuine Parts Co.	36,593	1,607
Goodyear Tire & Rubber Co.(a)	37,942	659
H&R Block, Inc.	69,420	1,704
Harley-Davidson, Inc.	58,538	3,014
Harrah’s Entertainment, Inc.	39,233	2,797
Hasbro, Inc.	36,787	742
Hilton Hotels Corp.	70,043	1,689
Home Depot, Inc.	453,057	$18,340
International Game Technology	72,352	2,227
Interpublic Group of Cos., Inc.(a)	88,477	854
JC Penney & Co., Inc.	49,488	2,752
Johnson Controls, Inc.	40,896	2,982
Jones Apparel Group, Inc.	25,079	770
KB HOME	16,562	1,203
Knight-Ridder, Inc.	14,691	930
Kohl’s Corp.(a)	73,710	3,582
Leggett & Platt, Inc.	39,654	910
Lennar Corp. Class A	28,700	1,751
Limited Brands	74,469	1,664
Liz Claiborne, Inc.	22,941	822
Lowe’s Cos., Inc.	165,423	11,027
Marriot International, Inc. Class A	35,139	2,353
Mattel, Inc.	86,345	1,366
Maytag Corp.	17,529	330
McDonald’s Corp.	268,453	9,052
McGraw-Hill, Inc.	79,526	4,106
Meredith Corp.	8,947	468
New York Times Co. Class A	30,745	813
Newell Rubbermaid, Inc.	57,721	1,373
News Corp. Class A	520,500	8,094
NIKE, Inc. Class B	40,813	3,542
Nordstrom, Inc.	47,176	1,764
Office Depot, Inc.(a)	66,770	2,097
OfficeMax, Inc.	14,319	363
Omnicom Group, Inc.	38,717	3,296
Pulte Homes, Inc.	45,772	1,802
Radioshack Corp.	28,653	603
Reebok International, Ltd.	11,271	656
Sears Holdings Corp.(a)	21,252	2,455
Sherwin-Williams Co.	24,270	1,102
Snap-On, Inc.	12,548	471
Stanley Works	15,532	746
Staples, Inc.	156,225	3,548
Starbucks Corp.(a)	162,252	4,869
Starwood Hotels & Resorts Worldwide, Inc. Class B	46,212	2,951
Target Corp.	187,657	10,316
Tiffany & Co.	30,068	1,151
Time Warner, Inc.	994,347	17,341
TJX Cos., Inc.	99,413	2,309

		Market
		Value
	Shares	(000)
Consumer Discretionary — (continued)
Tribune Co.	56,555	$1,711
Univision Communications, Inc. Class A(a)	49,218	1,447
V.F. Corp.	19,088	1,056
Viacom, Inc. Class B	329,597	10,745
Walt Disney Co.	410,273	9,834
Wendy’s International, Inc.	24,567	1,358
Whirlpool Corp.	14,166	1,187
Yum! Brands, Inc.	61,022	2,861
		259,348
Consumer Staples — 9.4%
Alberto Culver Co. Class B	16,058	735
Albertson’s, Inc.	78,113	1,668
Altria Group, Inc.	444,064	33,180
Anheuser-Busch Cos., Inc.	165,067	7,091
Archer-Daniels-Midland Co.	139,167	3,432
Avon Products, Inc.	97,748	2,791
Brown-Forman Corp. Class B	17,682	1,226
Campbell Soup Co.	39,583	1,178
Clorox Co.	32,410	1,844
Coca-Cola Co.	441,235	17,786
Coca-Cola Enterprises, Inc.	64,300	1,233
Colgate-Palmolive Co.	110,535	6,063
ConAgra Foods, Inc.	109,746	2,226
Constellation Brands, Inc. Class A(a)	40,600	1,065
Costco Wholesale Corp.	100,651	4,979
CVS Corp.	171,584	4,533
General Mills, Inc.	75,764	3,737
H.J. Heinz Co.	72,420	2,442
Hershey Foods Corp.	39,308	2,172
Kellogg Co.	54,829	2,370
Kimberly-Clark Corp.	99,664	5,945
Kroger Co.(a)	153,822	2,904
McCormick & Co., Inc.	28,600	884
Molson Coors Brewing Co., Class B	12,244	820
Pepsi Bottling Group, Inc.	29,553	845
PepsiCo, Inc.	353,810	20,903
Procter & Gamble Co.	714,857	41,376
Reynolds American, Inc.	18,240	1,739
Safeway, Inc.	95,193	$2,252
Sara Lee Corp.	162,017	3,062
SuperValu, Inc.	29,060	944
Sysco Corp.	132,281	4,107
Tyson Foods, Inc., Class A	53,800	920
UST Corp.	34,647	1,415
Wal-Mart Stores, Inc.	532,728	24,932
Walgreen Co.	216,810	9,596
Whole Foods Market, Inc.	29,000	2,244
Wrigley Wm., Jr. Co.	38,316	2,547
		229,186
Energy — 9.1%
Amerada Hess Corp.	17,002	2,156
Anadarko Petroleum Corp.	49,854	4,724
Apache Corp.	69,830	4,785
Baker Hughes, Inc.	71,880	4,369
BJ Services Co.	68,410	2,509
Burlington Resources, Inc.	80,656	6,952
ChevronTexaco Corp.	477,488	27,107
ConocoPhillips	295,782	17,209
Devon Energy Corp.	94,722	5,924
El Paso Corp.	140,994	1,714
EOG Resources, Inc.	51,068	3,747
ExxonMobil Corp.	1,327,102	74,543
Halliburton Co.	107,986	6,691
Kerr-McGee Corp.	24,721	2,246
Kinder Morgan, Inc.	22,338	2,054
Marathon Oil Corp.	77,257	4,710
Murphy Oil Corp.	34,900	1,884
Nabors Industries, Ltd.(a)	33,715	2,554
National Oilwell Varco, Inc.(a)	36,200	2,270
Noble Corp.	29,023	2,047
Occidental Petroleum Corp.	84,923	6,784
Rowan Cos., Inc.	23,239	828
Schlumberger, Ltd.	124,907	12,135
Sunoco, Inc.	28,856	2,262
Transocean, Inc.(a)	69,395	4,836
Valero Energy Corp.	129,800	6,698
Weatherford International Ltd.(a)	74,100	2,682
Williams Cos., Inc.	121,537	2,816
XTO Energy, Inc.	76,800	3,375
		222,611

		Market
		Value
	Shares	(000)
Financials — 20.8%
ACE, Ltd.	67,255	$3,594
AFLAC, Inc.	106,616	4,949
Allstate Corp.	139,107	7,522
Ambac Financial Group, Inc.	23,047	1,776
American Express Co.	263,673	13,569
American International Group, Inc.	553,583	37,771
Ameriprise Financial, Inc.	53,294	2,185
AmSouth Bancorp	74,619	1,956
AON Corp.	67,623	2,431
Apartment Investment & Management Co. Class A	20,500	776
Archstone-Smith Trust	45,300	1,898
Bank of America Corp.	836,500	38,604
Bank of New York Co., Inc.	165,379	5,267
BB&T Corp.	116,318	4,875
Bear Stearns Cos., Inc.	24,099	2,784
Capital One Financial Corp.	63,915	5,522
Charles Schwab Corp.	222,293	3,261
Chubb Corp.	41,839	4,086
Cincinnati Financial Corp.	37,405	1,671
CIT Group, Inc.	43,200	2,237
Citigroup, Inc.	1,078,971	52,362
Comerica, Inc.	35,532	2,017
Compass Bancshares, Inc.	26,100	1,260
Countrywide Financial Corp.	125,486	4,290
E*Trade Financial Corp.(a)	86,300	1,800
Equity Office Properties Trust	87,841	2,664
Equity Residential	60,907	2,383
Fannie Mae	205,329	10,022
Federal Home Loan Mortgage Corp.	146,446	9,570
Federated Investors, Inc. Class B	18,100	670
Fifth Third Bancorp	118,200	4,458
First Horizon National Corp.	26,117	1,004
Franklin Resources, Inc.	31,744	2,984
Genworth Financial, Inc.	80,000	2,766
Golden West Financial Corp.	54,622	3,605
Goldman Sachs Group, Inc.	96,100	12,273
Hartford Financial Services Group, Inc.	63,588	5,462
Huntington Bancshares, Inc.	49,154	1,167
J.P. Morgan Chase & Co.	744,919	$29,566
Janus Capital Group, Inc.	48,419	902
Jefferson-Pilot Corp.	28,460	1,620
KeyCorp	86,909	2,862
Lehman Brothers Holdings, Inc.	57,118	7,321
Lincoln National Corp.	36,431	1,932
Loews Corp.	29,014	2,752
M & T Bank Corp.	17,200	1,876
Marsh & McLennan Cos., Inc.	113,736	3,612
Marshall & Ilsley Corp.	43,992	1,893
MBIA, Inc.	28,458	1,712
MBNA Corp.	307,902	8,360
Mellon Financial Corp.	89,423	3,063
Merrill Lynch & Co., Inc.	195,927	13,270
MetLife, Inc.	160,707	7,875
MGIC Investment Corp.	19,362	1,274
Moody’s Corp.	52,930	3,251
Morgan Stanley	229,843	13,041
National City Corp.	117,491	3,944
North Fork Bancorp, Inc.	101,635	2,781
Northern Trust Corp.	39,540	2,049
Plum Creek Timber Co., Inc.	38,580	1,391
PNC Financial Services Group, Inc.	62,147	3,843
Principal Financial Group, Inc.	59,650	2,829
Progressive Corp.	41,947	4,899
ProLogis	52,800	2,467
Prudential Financial, Inc.	107,700	7,883
Public Storage, Inc.	17,700	1,199
Regions Financial Corp.	97,709	3,338
SAFECO Corp.	26,764	1,512
Simon Property Group, Inc.	39,163	3,001
SLM Corp.	88,842	4,894
Sovereign Bancorp, Inc.	76,800	1,660
St. Paul Travelers Cos., Inc.	147,725	6,599
State Street Corp.(b)	70,325	3,899
SunTrust Banks, Inc.	77,072	5,608
Synovus Financial Corp.	64,704	1,748
T. Rowe Price Group, Inc.	27,790	2,002
Torchmark Corp.	22,276	1,239
U.S. Bancorp	387,861	11,593
UnumProvident Corp.	62,935	1,432
Vornado Realty Trust	25,200	2,103

		Market
		Value
	Shares	(000)
Financials — (continued)
Wachovia Corp.	331,286	$17,512
Washington Mutual, Inc.	210,413	9,153
Wells Fargo Co.	356,611	22,406
XL Capital, Ltd. Class A	36,732	2,475
Zions Bancorp	22,119	1,671
		510,803
Health Care — 12.9%
Abbott Laboratories	330,267	13,022
Aetna, Inc.	60,964	5,750
Allergan, Inc.	27,791	3,000
AmerisourceBergen Corp.	44,232	1,831
Amgen, Inc.(a)	262,175	20,675
Applera Corp. — Applied Biosystems Group	40,067	1,064
Bausch & Lomb, Inc.	11,325	769
Baxter International, Inc.	132,226	4,978
Becton, Dickinson & Co.	53,429	3,210
Biogen Idec, Inc.(a)	72,473	3,285
Biomet, Inc.	53,041	1,940
Boston Scientific Corp (a)	126,296	3,093
Bristol-Myers Squibb Co.	415,617	9,551
C.R. Bard, Inc.	22,094	1,456
Cardinal Health, Inc.	90,866	6,247
Caremark Rx, Inc.(a)	95,708	4,957
Chiron Corp.(a)	23,344	1,038
CIGNA Corp.	27,089	3,026
Coventry Health Care, Inc.(a)	34,500	1,965
Eli Lilly & Co.	240,897	13,632
Express Scripts, Inc.(a)	31,500	2,640
Fisher Scientific International Inc.(a)	25,900	1,602
Forest Laboratories, Inc.(a)	72,206	2,937
Genzyme Corp.(a)	54,105	3,830
Gilead Sciences, Inc.(a)	96,900	5,100
Guidant Corp.	69,664	4,511
HCA, Inc.	89,759	4,533
Health Management Associates, Inc. Class A	52,698	1,157
Hospira, Inc.(a)	33,936	1,452
Humana, Inc.(a)	34,425	1,870
IMS Health, Inc.	48,381	1,206
Johnson & Johnson	634,446	$38,130
King Pharmaceuticals, Inc.(a)	52,332	885
Laboratory Corp. of America Holdings(a)	28,600	1,540
Manor Care, Inc.	16,651	662
McKesson Corp.	65,931	3,401
Medco Health Solutions, Inc.(a)	65,072	3,631
MedImmune, Inc.(a)	51,965	1,820
Medtronic, Inc.	257,302	14,813
Merck & Co., Inc.	466,503	14,840
Millipore Corp.(a)	10,728	709
Mylan Laboratories Inc.	46,100	920
Patterson Cos., Inc.(a)	27,600	922
Pfizer, Inc.	1,572,074	36,661
Quest Diagnostics Inc.	35,500	1,828
Schering-Plough Corp.	313,724	6,541
St. Jude Medical, Inc.(a)	76,894	3,860
Stryker Corp.	62,108	2,760
Tenet Healthcare Corp.(a)	99,009	758
Thermo Electron Corp.(a)	33,929	1,022
UnitedHealth Group, Inc.	290,768	18,068
Watson Pharmaceuticals, Inc.(a)	22,003	715
Wellpoint, Inc.(a)	130,178	10,387
Wyeth	284,931	13,127
Zimmer Holdings, Inc.(a)	52,620	3,549
		316,876
Industrials — 11.1%
3M Co.	162,584	12,600
Allied Waste Industries, Inc.(a)	46,467	406
American Power Conversion Corp.	36,667	807
American Standard Cos., Inc.	39,221	1,567
Avery Dennison Corp.	23,670	1,308
Boeing Co.	172,145	12,091
Burlington Northern Santa Fe Corp.	79,450	5,627
Caterpillar, Inc.	145,070	8,381
Cendant Corp.	218,422	3,768
Cintas Corp.	29,382	1,210
Cooper Industries, Ltd.	19,521	1,425
CSX Corp.	45,824	2,326
Cummins, Inc.	9,973	895
Danaher Corp.	50,826	2,835

		Market
		Value
	Shares	(000)
Industrials — (continued)
Deere & Co.	51,241	$3,490
Dover Corp.	42,713	1,729
Eaton Corp.	30,878	2,072
Emerson Electric Co.	87,735	6,554
Equifax, Inc.	27,769	1,056
FedEx Corp.	64,346	6,653
Fluor Corp.	18,106	1,399
General Dynamics Corp.	42,706	4,871
General Electric Co.	2,253,423	78,982
Goodrich Co.	25,755	1,058
Honeywell International, Inc.	179,742	6,695
Illinois Tool Works, Inc.	44,064	3,877
Ingersoll-Rand Co. Class A	71,600	2,890
ITT Industries, Inc.	19,602	2,015
L-3 Communications Holdings, Inc.	25,200	1,874
Lockheed Martin Corp.	76,271	4,853
Masco Corp.	91,274	2,756
Monster Worldwide, Inc.(a)	25,792	1,053
Navistar International Corp.(a)	13,180	377
Norfolk Southern Corp.	85,961	3,854
Northrop Grumman Corp.	75,978	4,567
PACCAR, Inc.	36,570	2,532
Pall Corp.	26,774	719
Parker-Hannfin Corp.	25,223	1,664
Pitney Bowes, Inc.	48,439	2,047
R.R. Donnelley & Sons Co.	45,660	1,562
Raytheon Co.	96,014	3,855
Robert Half International, Inc.	36,214	1,372
Rockwell Automation, Inc.	38,820	2,297
Rockwell Collins, Inc.	37,619	1,748
Ryder Systems, Inc.	13,980	573
Southwest Airlines Co.	147,740	2,427
Textron, Inc.	28,375	2,184
Tyco International, Ltd.	429,548	12,397
Union Pacific Corp.	56,140	4,520
United Parcel Service, Inc. Class B	235,300	17,683
United Technologies Corp.	217,514	12,161
W.W. Grainger, Inc.	16,109	1,145
Waste Management, Inc.	117,679	3,572
		272,379
Information Technology — 14.8%
ADC Telecommunications, Inc.(a)	25,018	$559
Adobe Systems, Inc.	126,542	4,677
Advanced Micro Devices, Inc.(a)	82,884	2,536
Affiliated Computer Services, Inc.(a)	26,500	1,568
Agilent Technologies, Inc.(a)	87,697	2,919
Altera Corp.(a)	79,078	1,465
Analog Devices, Inc.	78,261	2,807
Andrew Corp.(a)	34,827	374
Apple Computer, Inc.(a)	179,692	12,918
Applied Materials, Inc.	344,761	6,185
Applied Micro Circuits Corp.(a)	68,042	175
Autodesk, Inc.	48,430	2,080
Automatic Data Processing, Inc.	123,538	5,669
Avaya, Inc.(a)	90,415	965
BMC Software, Inc.(a)	46,836	960
Broadcom Corp.(a)	60,246	2,841
CIENA Corp.(a)	126,088	375
Cisco Systems, Inc.(a)	1,310,059	22,428
Citrix Systems, Inc.(a)	35,753	1,029
Computer Associates International, Inc.	99,513	2,805
Computer Sciences Corp.(a)	39,182	1,984
Compuware Corp.(a)	84,057	754
Converse Technology, Inc. (a)	42,838	1,139
Convergys Corp.(a)	30,805	488
Corning, Inc.(a)	324,985	6,389
Dell, Inc.(a)	501,991	15,055
Electronic Arts, Inc.(a)	64,600	3,379
Electronic Data Systems Corp.	110,186	2,649
EMC Corp.(a)	512,241	6,977
First Data Corp.	162,904	7,007
Fiserv, Inc.(a)	40,247	1,742
Freescale Semiconductor, Inc.(a)	85,908	2,162
Gateway, Inc.(a)	65,065	163
Hewlett-packard Co.	608,719	17,428
Intel Corp.	1,285,703	32,091
International Business Machines Corp.	336,818	27,686
Intuit, Inc.(a)	37,751	2,012
Jabil Circuit, Inc.(a)	36,613	1,358
JDS Uniphase Corp.(a)	352,519	832

		Market
		Value
	Shares	(000)
Information Technology — (continued)
KLA-Tencor Corp.	41,864	$2,065
Lexmark International Group, Inc. Class A(a)	25,102	1,125
Linear Technology Corp.	65,075	2,347
LSI Logic Corp.(a)	81,935	656
Lucent Technologies, Inc.(a)	944,472	2,512
Maxim Integrated Products, Inc.	69,656	2,524
Mercury Interactive Corp.(a)	18,248	507
Micron Technology, Inc.(a)	129,932	1,729
Microsoft Corp.	1,952,204	51,050
Molex, Inc.	30,910	802
Motorola, Inc.	531,198	12,000
National Semiconductor Corp.	73,518	1,910
NCR Corp.	39,184	1,330
Network Appliance, Inc.(a)	77,867	2,102
Novell, Inc.(a)	82,542	729
Novellus Systems, Inc.(a)	28,769	694
NVIDIA Corp.(a)	35,951	1,314
Oracle Corp.(a)	800,038	9,769
Parametric Technology Corp.(a)	58,241	355
Paychex, Inc.	71,027	2,708
PerkinElmer, Inc.	27,257	642
PMC-Sierra, Inc.(a)	38,624	298
QLogic Corp.(a)	17,145	557
QUALCOMM, Inc.	350,678	15,107
Sabre Holdings Corp. Class A	28,424	685
Sanmina-SCI Corp.(a)	112,858	481
Scientific-Atlanta, Inc.	32,168	1,386
Siebel Systems, Inc.	110,658	1,171
Solectron Corp.(a)	187,214	685
Sun Microsystems, Inc.(a)	724,488	3,036
Symantec Corp.(a)	229,834	4,022
Symbol Technologies, Inc.	52,185	669
Tektronix, Inc.	18,629	526
Tellabs, Inc.(a)	95,775	1,044
Teradyne, Inc.(a)	41,392	603
Texas Instruments, Inc.	343,703	11,023
Unisys Corp.(a)	72,779	424
Waters Corp.(a)	23,557	891
Xerox Corp.(a)	203,742	2,985
Xilinx, Inc.	74,104	$1,868
Yahoo!, Inc.(a)	269,280	10,550
		363,511
Materials — 2.9%
Air Products & Chemicals, Inc.	47,289	2,799
Alcoa, Inc.	185,346	5,481
Allegheny Technologies, Inc.	18,029	650
Ashland, Inc.	15,880	919
Ball Corp.	23,170	920
Bemis Co., Inc.	23,128	645
Dow Chemical Co.	204,999	8,983
E.I. Du Pont de Nemours & Co.	194,439	8,264
Eastman Chemical Co.	16,862	870
Ecolab, Inc.	39,426	1,430
Engelhard Corp.	25,130	758
Freeport-McMoRan Copper & Gold, Inc. Class B	38,014	2,045
Hercules, Inc.(a)	24,698	279
International Flavors & Fragrances, Inc.	17,504	586
International Paper Co.	104,256	3,504
Louisiana-Pacific Corp.	23,859	655
MeadWestvaco Corp.	39,188	1,098
Monsanto Co.	57,146	4,430
Newmont Mining Corp.	94,942	5,070
Nucor Corp.	33,104	2,209
Pactiv Corp.(a)	32,164	708
Phelps Dodge Corp.	21,705	3,123
PPG Industries, Inc.	36,090	2,090
Praxair, Inc.	68,720	3,639
Rohm & Haas Co.	31,096	1,506
Sealed Air Corp.(a)	18,036	1,013
Sigma-Aldrich Corp.	14,493	917
Temple-Inland, Inc.	23,828	1,069
United States Steel Corp.	24,002	1,154
Vulcan Materials Co.	21,696	1,470
Weyerhaeuser Co.	52,024	3,451
		71,735
Telecommunication Services — 2.9%
ALLTEL Corp.	81,098	5,117
AT&T, Inc.	834,853	20,446
BellSouth Corp.	388,628	10,532

		Market
		Value
	Shares	(000)
Telecommunication Services — (continued)
CenturyTel, Inc.	27,408	$909
Citizens Communications Co.	72,677	889
Qwest Communications International, Inc. (a)	325,122	1,837
Sprint Corp. (Fon Group)	630,100	14,719
Verizon Communications, Inc.	587,498	17,695
		72,144
Utilities — 3.3%
AES Corp. (a)	137,914	2,183
Allegheny Energy, Inc. (a)	33,899	1,073
Ameren Corp.	43,242	2,216
American Electric Power Co., Inc.	84,054	3,118
CenterPoint Energy, Inc.	63,893	821
Cinergy Corp.	42,258	1,794
CMS Energy Corp. (a)	46,605	676
Consolidated Edison, Inc.	51,022	2,364
Constellation Energy Group, Inc.	37,803	2,177
Dominion Resources, Inc.	74,087	5,720
DTE Energy Co.	38,046	1,643
Duke Energy Corp.	196,877	5,404
Dynegy Inc. Class A (a)	61,330	297
Edison International	69,262	3,021
Entergy Corp.	44,143	3,030
Exelon Corp.	142,478	7,571
FirstEnergy Corp.	70,112	3,435
FPL Group, Inc.	84,278	3,503
KeySpan Corp.	37,006	1,321
Nicor, Inc.	9,313	366
NiSource, Inc.	57,867	1,207
Peoples Energy Corp.	8,131	285
PG&E Corp.	71,823	2,666
Pinnacle West Capital Corp.	20,581	851
PPL Corp.	80,536	2,368
Progress Energy, Inc.	53,308	2,341
Public Service Enterprise Group, Inc.	53,422	3,471
Sempra Energy	54,789	2,457
Southern Co.	158,658	5,478
TECO Energy, Inc.	43,276	744
TXU Corp.	102,096	$5,124
Xcel Energy, Inc.	85,597	1,580
		80,305
Total Common Stocks (Cost $1,716,590,222)		2,398,898

	Par
	Amount
	(000)
U.S. Government Securities — 0.2%
United States Treasury Bill 3.89% due 03/09/06(c) (d)	$4,299	4,268
Total U.S. Government Securities (Cost $4,267,876)		4,268

	Shares (000)
Money Market Funds — 1.8%
AIM Short Term Investment Prime Portfolio	45,503	$45,503
Federated Money Market Obligations Trust	502	502
Total Money Market Funds (Cost $46,004,859)		46,005
Total Investments — 99.8% (identified Cost $1,766,86,957)		2,449,171
Other Assets in Excess of Liabilities — 0.2%		3,938
Net Assets — 100%		$2,453,109

	Number of	Unrealized Depreciation
	Contracts	(000)

Schedule of Futures Contracts
S&P 500 Financial Futures Contracts (long) Expiration Date 03/2006	613	$(766)
Total unrealized depreciation on open futures contracts purchased		$(766)

(a) Non-income producing security.

(b) Affiliated issuer. See table that follows for more information.

(c) Security held as collateral in relation to initial margin requirements on futures contracts.

(d) Rate represents annualized yield at date of purchase.

Affiliate Table

					Income earned
	Number of	Shares purchased	Shares sold for	Number of	for the year	Realized gain
	shares held	for the year	the year ended	shares held at	ended 12/31/05	on shares sold
Security Description	12/31/2004	ended 12/31/05	12/31/05	12/31/05	(000)	(000)
State Street Corp.	79,225	6,600	15,500	70,325	$53	$97
State Street Navigator Securities Lending Prime Portfolio	98,441,667	953,981,360	1,052,423,027	—	$103	—

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Assets and Liabilities

December 31, 2005

(Amounts in thousands)

Assets
Investments in unaffiliated issuers at market (identified cost $1,764,546)	$2,445,272
Investments in non-controlled affiliates at market (identified cost $2,317) (Note 4)	3,899
2,449,171

Receivables:
Investment securities sold	3,526
Dividends and interest	3,338
Total assets	2,456,035

Liabilities

Payables:
Investment securities purchased	2,574
Daily variation margin on futures contracts	244
Management fees (Note 4)	95
Due to custodian	13
Total liabilities	2,926
Net Assets	$2,453,109

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Statement of Operations

For the Year Ended December 31, 2005

(Amounts in thousands)

Investment Income
Dividend income — unaffiliated issuers		$45,344
Dividend income — non-controlled affiliated issuer		53
Interest		1,561
Security lending income (Notes 2 and 4)		103
Total Investment Income		47,061

Expenses
Management fees (Note 4)	$1,125
Total Expenses		1,125
Net Investment Income		45,936

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(808)
Investments — non-controlled affiliated issuer	97
In-kind transfers	(8,353)
Futures contracts	1,878
		(7,186)
Net change in net unrealized appreciation (depreciation) on:
Investments	65,566
Futures contracts	(1,839)
		63,727

Net realized and unrealized gain		56,541

Net Increase in Net Assets Resulting from Operations		$102,477

See Notes to Financial Statements.

49

State Street Equity 500 Index Portfolio

Statements of Changes in Net Assets

(Amounts in thousands)

	For the	For the
	Year Ended	Year Ended
	December 31,	December 31,
	2005	2004
Increase (Decrease) in Net Assets From:
Operations
Net Investment Income	$45,936	$52,658
Net realized loss on investments and futures contracts	(7,186)	(26,489)
Net change in net unrealized appreciation (depreciation)	63,727	249,898
Net increase in net assets resulting from operations	102,477	276,067

Capital Transactions
Proceeds from contributions	278,352	331,241
Fair value of withdrawals	(457,339)	(481,557)
Withdrawals in-kind	(237,848)	(72,956)
Net decrease in net assets from capital transactions	(416,835)	(223,272)

Total Net Increase (Decrease) in Net Assets	(314,358)	52,795

Net Assets
Beginning of year	2,767,467	2,714,672
End of year	$2,453,109	$2,767,467

See Notes to Financial Statements.

50

State Street Equity 500 Index Portfolio

Financial Highlights

The following table includes selected supplemental data and ratios to average net assets:

	For the	Year	Year	Year	Year
	Year Ended	Ended	Ended	Ended	Ended
	12/31/05	12/31/04	12/31/03	12/31/02	12/31/01
Supplemental Data and Ratios:
Net assets, end of period (in thousands)	$2,453,109	$2,767,467	$2,714,672	$1,992,548	$2,692,298

Ratios to average net assets:
Operating expenses	0.045%	0.045%	0.045%	0.045%	0.045%
Net investment income	1.84%	1.97%	1.74%	1.57%	1.34%
Portfolio turnover rate*	8%	9%	12%	13%	14%
Total return(a)	4.87%	10.86%	28.62%	(22.16)%	(11.94)%

*              The portfolio turnover rate excludes in-kind security transactions.

(a)       Results represent past performance and are not indicative of future results.

See Notes to Financial Statements.

51

State Street Equity 500 Index Portfolio

Notes to Financial Statements
December 31, 2005

1.          Organization

State Street Master Funds (the “Trust”) is a registered and diversified open-end investment company, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), that was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises six investment portfolios: the State Street Equity 500 Index Portfolio, the State Street Equity 400 Index Portfolio, the State Street Equity 2000 Index Portfolio, the State Street Aggregate Bond Index Portfolio, the State Street Money Market Portfolio, and the State Street U.S. Government Money Market Portfolio. Information presented in these financial statements pertains only to the State Street Equity 500 Index Portfolio (the “Portfolio”). At December 31, 2005, only the Portfolio and the State Street Money Market Portfolio were in operation. Pursuant to the Trust’s Declaration of Trust, the Board of Trustees may issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to replicate, as closely as possible, before expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”). The Portfolio uses a passive management strategy designed to track the performance of the S&P 500® Index. The S&P 500® Index is a well-known, unmanaged, stock index that includes common stocks of 500 companies from several industrial sectors representing a significant portion of the market value of all stocks publicly traded in the United States. There is no assurance that the Portfolio will achieve its objective.

2.          Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

Securities transactions, investment income and expenses: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded daily

52

on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily based on average daily net assets.

All of the net investment income and realized and unrealized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio based on each partner’s daily ownership percentage.

Federal income taxes: The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as a partnership for federal income tax purposes. All interest, dividends, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission (the “SEC”) requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

Securities Lending: The Trust, on behalf of the Portfolio, had entered into a Securities Lending Agreement (the “Agreement”) with State Street Bank and Trust Company (“State Street”) whereby the Portfolio would lend portfolio securities to qualified borrowers in order to earn additional income. On September 27, 2005, the Agreement was terminated and the Portfolio discontinued lending portfolio securities. The Agreement required that loans be secured at all times by cash, U.S. Government securities, sovereign debt, or irrevocable lines of credit in an amount at least equal to 102% of the market value of domestic securities loaned (105% in the case of foreign securities), plus accrued interest and dividends, determined on a daily basis. Proceeds collected by State Street on investment of cash collateral or any fee income was allocated as follows: 75% to the Portfolio and 25% to State Street. For the year ended December 31, 2005, the earned income for the Portfolio and State Street was $102,925 and $34,308, respectively.

53

Use of Estimates: The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles that require the use of management estimates. Actual results could differ from those estimates.

3.          Securities Transactions

For the year ended December 31, 2005, purchases and sales of investment securities, excluding short-term investments, futures contracts, and in-kind withdrawals, aggregated to $205,795,356 and $324,324,748, respectively. The aggregate value of in-kind withdrawals was $237,847,807.

At December 31, 2005, the tax cost of investments was $1,952,530,390. The aggregate gross unrealized appreciation and gross unrealized depreciation was $801,244,221 and $304,603,493, respectively, resulting in net appreciation of $496,640,728 for all securities as computed on a federal income tax basis. The differences between book and tax cost amounts are primarily due to wash sale loss deferrals.

4.          Related Party Fees and Transactions

The Portfolio has entered into an investment advisory agreement with SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corp. and an affiliate of State Street, under which SSgA FM directs the investments of the Portfolio in accordance with its investment objective, policies, and limitations. The Trust has contracted with State Street to provide custody, administration and transfer agent services to the Portfolio. In compensation for SSgA FM’s services as investment adviser and for State Street’s services as administrator, custodian and transfer agent (and for assuming ordinary operating expenses of the Portfolio, including ordinary legal, audit and trustees), State Street receives a unitary fee, calculated daily, at the annual rate of 0.045% of the Portfolio’s average daily net assets.

Certain investments made by the Portfolio were made in securities affillated with State Street and SSgA FM. Investments made with cash collateral received from securities loaned were used to purchase shares of the State Street Navigator Securities Lending Prime Portfolio, which is offered by State Street and advised by SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The market value of each of these investments at December 31, 2005 is listed in the Portfolio of Investments.

5.          Indemnifications

Like many other companies, the Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust.

54

State Street Equity 500 Index Portfolio

Report of Ernst & Young LLP, Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and

Owners of Beneficial Interest of a State Street Equity 500 Index Portfolio:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the State Street Equity 500 Index Portfolio (one of the portfolios constituting State Street Master Funds) (the Portfolio) as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the State Street Equity 500 Index Portfolio of State Street Master Funds at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years  in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
February 16, 2006

55

State Street Equity 500 Index Portfolio

General Information (unaudited)

December 31, 2005

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolio. A description of the policies and procedures are available without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the website of the Securities and Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by August 31 (i) without charge, upon request, by (i) calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 16, 2005 (the “Meeting”) to consider the renewal of the investment advisory agreement for the Portfolio (the “Advisory Agreement”). In preparation for considering the Advisory Agreement, the Trustees had thoroughly reviewed the renewal materials provided by the Adviser, which they had requested through independent counsel. In deciding whether to renew the Advisory Agreement, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreement, (ii) the investment performance of the Portfolio, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from the relationship with the Portfolio and Trust, (iv) the extent to which economies of scale would be realized if and as the Portfolio grows and whether the fee levels in the Advisory Agreement reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Portfolio and Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided at the Meeting. The Board reviewed the Adviser’s responsibilities under the Advisory Agreement and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolio, which is an index fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolio, and the responsibilities of the latter with respect to the Portfolio. They also considered the resources, operational structures and practices of the Adviser in

56

managing the Portfolio’s investments, in monitoring and securing the Portfolio’s compliance with its investment objective and policies with respect to its investments and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.4 trillion in assets under management. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of index products is exceptional. As discussed more fully below, they also determined that the advisory fee for the Portfolio was fair and reasonable and that its performance and expense ratio were satisfactory. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolio were appropriate, had been of uniformly high quality, and could be expected to remain so.

The Trustees noted that, in view of the investment objective of the Portfolio, the investment performance was satisfactory. The Trustees noted that the performance of the Portfolio in absolute terms was not of the importance that normally attaches to that of actively-managed funds. Of more importance to the Trustees was the extent to which the Portfolio achieved its objective of replicating, before expenses, the total return of the S&P 500 Index. Drawing upon information provided at the Meeting and upon reports provided to the Trustees by the Adviser throughout the preceding year, they determined that the Portfolio had in fact tracked the index within an acceptable range of tracking error. Accordingly, they concluded that the performance the Portfolio was satisfactory.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. The Trustees had been provided with data regarding the profitability to the Adviser and its affiliated service providers with respect to the Portfolio individually, and on an aggregate basis, for the year ended September 30, 2005. They first discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations. Concluding that these methodologies were reasonable, they turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities, the profitability was in no case such as to render the advisory fee excessive.

In order better to evaluate the Portfolio’s advisory fee, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds. The Trustees found that that the Portfolio’s advisory fee and total expense ratio were lower than the average for its peer group. The Trustees concluded that the data available provided confirmation of the reasonableness of the Adviser’s fee. The Board determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and the Portfolio’s use of State Street Global Markets to perform certain brokerage services. They noted that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolio’s brokerage transactions. The Trustees concluded that, to

57

the extent that the Adviser or its affliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Board also considered the extent to which economies of scale may be realized by the Portfolio as assets grow and whether the Portfolio’s fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Board determined that, in view of the comparatively small asset size of the Portfolio, the economies of scale actually realized, if any, were minor and that, in any event, such economies of scale, if any, were shared with the Portfolio by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves.

58

State Street Equity 500 Index Portfolio

Trustees and Executive Officers (Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•       business addresses and ages;

•       principal occupations during the past five years; and

•       other directorships of publicly traded companies or funds.

As of December 31, 2005, none of the Trustees were considered to be an “interested person” of the Trust, as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”).

				Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Address, and	Held with	and Length of	Principal Occupation	Overseen by	Held by
Date of Birth (“DOB”)	Trust	Time Served	During Past Five Years	Trustee*	Trustee
Independent Trustees:
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 DOB: July 7, 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 2/00	Chairman, Holland & Company L.L.C. (investment adviser) (1995 — present).	12	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; and Director, the China Fund, Inc.
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: January 20, 1937	Trustee	Term: Indefinite Elected: 2/00	Trustee of Old Mutual South Africa Master Trust (investments) (1995 — present); Chairman emeritus, Children’s Hospital (1984 — present); Director, Boston Plan For Excellence (non-profit) (1994 — present); President and Chief Operations Officer, John Hancock Mutual Life Insurance Company (1959 — 1999). Mr. Boyan retired in 1999.	12	Trustee, State Street Institutional Investment Trust; and Trustee, Old Mutual South Africa Master Trust
Rina K. Spence 7 Acacia Street Cambridge, MA 02138 DOB: October 24, 1948	Trustee	Term: Indefinite Elected: 2/00	President of SpenceCare International LLC (1998 — present); Member of the Advisory Board, Ingenium Corp. (technology company) (2001 — present); Chief Executive Officer, IEmily.com (internet company) (2000 — 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 — 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 — 1998); Trustee, Eastern Enterprise (utilities) (1988 — 2000).	12	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America; and Director, IEmily.com
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 DOB: December 23, 1940	Trustee	Term: Indefinite Elected: 2/00	Executive Vice President of Chase Manhattan Bank (1987 — 1999). Mr. Williams retired in 1999.	12	Trustee, State Street Institutional Investment Trust

* The “Fund Complex” consists of six series of the Trust and six series of State Street Institutional Investment Trust.

59

Number of
				Funds in	Other
	Position(s)	Term of Office		Fund Complex	Directorships
Name, Address, and	Held with	and Length of	Principal Occupation	Overseen by	Held by
Date of Birth (“DOB”)	Trust	Time Served	During Past Five Years*	Trustee	Trustee
Executive Officers:
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: June 24, 1965	President	Term: Indefinite Elected: 4/05	President, SSgA Funds Management, Inc. (2005 — present); Principal, SSgA Funds Management, Inc. (2001 — present); Principal, State Street Global Advisers (March 2000 — present); Vice President, State Street Bank and Trust Company (1998 — March 2000).	—	—
Gary L. French State Street Bank and Trust Company 2 Avenue de Lafayette Boston, MA 02111 DOB: July 4, 1951	Treasurer	Term: Indefinite Elected: 5/05	Senior Vice President of State Street Bank and Trust Company (2002 — present); Managing Director, Deutsch Bank (including its predecessor, Scudder Investments), Fund Operations Unit (2001 — 2002); President, UAM Fund Services (1995 to 2001).	—	—
Julie A. Tedesco State Street Bank and Trust Company 225 Franklin Street Boston, MA 02110 DOB: September 30, 1957	Secretary	Term: Indefinite Elected: 5/00	Vice President and Senior Counsel of State Street Bank and Trust Company (2000 — present); Counsel of First Data Investor Services Group, Inc., (1994 — 2000).	—	—
Peter A. Ambrosini SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111 DOB: December 17, 1943	Chief Compliance Officer	Term: Indefinite Elected: 5/04	Senior Principal and Chief Compliance and Risk Management Officer, SSgA Funds Management, Inc. and State Street Global Advisors (2001 — present); Managing Director, PricewaterhouseCoopers LLP (1986 — 2001).	—	—

* Each officer may have served in various other capacities for the same organization during the length of time served.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

60

Trustees

Michael F. Holland
William L. Boyan
Rina K. Spence
Douglas T. Williams

Investment Adviser

SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company
State Street Financial Center
One Lincoln Street
Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Legal Counsel

Ropes & Gray LLP
One International Place
Boston, MA 02109

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Equity 500 Index Portfolio

State Street Bank and Trust Company
P.O. Box 5049
Boston, MA 02206

61

IAR-08/06 (47331)

EQUITY FUNDS

Disciplined Equity Fund

Small Cap Fund

Small Cap Fund – Class R

Core Opportunities Fund

Core Opportunities Fund – Class R

Tuckerman Active REIT Fund

Aggressive Equity Fund

Aggressive Equity Fund – Class R

IAM SHARES Fund

Large Cap Growth Opportunities Fund

Large Cap Value Fund

Enhanced Small Cap Fund

Directional Core Equity Fund

Annual Report

August 31, 2006

SSgA Funds
Equity Funds

Annual Report

August 31, 2006

"SSgA" is a registered trademark of State Street Corporation and is licensed for use by the SSgA Funds.

This report is prepared from the books and records of the Funds and it is submitted for the general information of shareholders. This information is for distribution to prospective investors only when preceded or accompanied by a SSgA Funds Prospectus containing more complete information concerning the investment objectives and operations of the Funds, charges and expenses. The Prospectus should be read carefully before an investment is made.

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

This page has been intentionally left blank.

SSgA Equity Funds

Letter from the President of SSgA Funds Management, Inc.

Dear Shareholder,

We are pleased to provide you with the August 31, 2006, Annual Report for the SSgA Funds. The Annual Report provides an overview of the investment process for each of the SSgA Funds, discussion about the management and performance of each of its portfolios and the related financial statements. As you review your overall investment strategy, we hope you find this information helpful.

The SSgA Funds family, comprised of 26 mutual funds and representing a diverse group of investment strategies, experienced another year of growth. Assets rose by $440 Million this fiscal year to total $28.84 Billion as of August 31, 2006. Most notable were the performance and asset in-flows of the SSgA International Stock Selection Fund (Symbol: SSAIX), the SSgA Emerging Markets Fund (Symbol: SSEMX) and the Tuckerman Active REIT Fund (Symbol: SSREX). We encourage you to explore this report for more in-depth information on all of the SSgA Funds enclosed.

As the investment landscape grows increasingly complex, rest assured that we are committed to providing you with investment vehicles to help you navigate this landscape. We recognize that you have choices and that you place your trust and confidence in us to develop and deliver quality financial products and services. On behalf of the SSgA Funds, thank you for your continued support.

Sincerely,

James Ross
President
SSgA Funds

President's Letter

3

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SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to provide total returns that exceed over time the S&P 500® Index through investment in equity securities.

Invests in:  Large capitalization US equity securities.

Strategy:  The Fund's management team employs an equity strategy using bottom-up, quantitative stock selection from among the securities included in, but not limited to, the S&P 500 Index based upon a multi-factor return forecasting model, coupled with risk controlled, benchmark oriented portfolio construction.

Disciplined Equity Fund

Period Ended 08/31/06	Total Return
1 Year	9.10%
5 Years	4.62	%+
10 Years	7.33	%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/06	Total Return
1 Year	8.88%
5 Years	4.65	%+
10 Years	8.91	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Disciplined Equity Fund

5

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Disciplined Equity Fund returned 9.10% versus the 8.88% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The SSgA Disciplined Equity Fund is a large capitalization Fund which maintains size, style and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks generally on a nightly basis and industries on a monthly basis. The Fund is currently diversified with approximately 245 securities, and security over-and underweight positions are limited to 0.50% relative to the benchmark. As a result, no single stock position can have a significant impact on the Fund's performance.

The best performing sectors over the past year in the Fund were basic materials, financials, and consumer non-cyclicals. At the industry level, mining and metals, tobacco, and heavy machinery had the strongest returns. The five best performing stocks in the Fund's portfolio were JPMorgan Chase, Bank of America, Exxon Mobil, Citigroup, and Cisco Systems.

On a relative return basis, the industry positions that helped the most were overweight to mining and metals and restaurants, and underweight to publishing and biotechnology. Energy reserves and production and banks were the two best industries for stock selection in the Fund. Within energy reserves and production, overweight to Kerr-McGee and Burlington Resources added the most relative value to the Fund. Among banks, the Fund benefited the most by carrying overweight to JPMorgan Chase and Bank of America. Other stocks that added value were overweight to MEMC Electronic Materials, Phelps Dodge, NuCor, and Carolina Group.

The worst performing sectors in the Fund were commercial services, consumer cyclical, and technology. Wireless telecommunications, entertainment, and industrial services were the worst performing industries. The five worst performing stocks in the Fund's portfolio were Dell, Intel, Sprint Nextel, Home Depot, and Medtronic.

On a relative return basis, the industry positions that hurt the most were underweight to oil services and forest products/paper, and overweight to computer software and industrial services. The Fund had the most difficulty selecting stocks within the computer hardware and business machines and biotechnology industries. Carrying an overweight to Dell and an underweight to Apple Computer hurt the most within computer hardware and business machines. Among biotechnology stocks, an overweight to Invitrogen and an underweight to Gilead Sciences also did not benefit the Fund. Other stock positions that hurt relative returns were underweight to Schlumberger and BellSouth and overweight to Intel and NVR.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The continued strength of both corporate profits and economic activity helped equity markets finish strong in calendar year 2005, though hints of yield-curve inversion depressed investor sentiment as the year drew to a close. Even in the face of higher energy prices, consistent interest rate tightening by the Fed, and the after-effects of Hurricane Katrina, the S&P 500® Index still managed to rise 2.09% in the fourth calendar quarter of 2005, finishing the calendar year up 4.91%. In calendar year 2006, the market jumped out to its strongest start since the 1st quarter of 1999. While healthy corporate profits and merger activity fueled market returns early on, inflation concerns and evidence of a slowing US economy eventually prompted an increase in stock volatility and equity markets pulled back around mid-year. However, stocks continued to show resilience on the heels of healthy corporate earnings, a pause in Fed tightening, and tumbling energy prices. Value stocks outperformed growth stocks during the period January to August 2006 while small cap stocks performed best compared to large and mid cap stocks. The Fund is style, size, and beta neutral, which has allowed it to perform well irrespective of the market environment. Stock selection

Disciplined Equity Fund

6

SSgA

Disciplined Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

techniques that focus on identifying companies with superior earnings growth potential and positive price momentum added the most value over this period. The Fund's preference towards those stocks that were undervalued by the market and were generating strong cash flow also helped contribute to relative returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report.

These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

Disciplined Equity Fund

7

SSgA

Disciplined Equity Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,027.10	$1,022.99
Expenses Paid During Period *	$2.25	$2.24

* Expenses are equal to the Fund's expense ratio of .44% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Disciplined Equity Fund

8

SSgA
Disciplined Equity Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.8%
Consumer Discretionary - 10.3%
American Eagle Outfitters, Inc.	28,400	1,097
AnnTaylor Stores Corp. (Æ)(Ñ)	12,800	509
Barnes & Noble, Inc.	1,300	47
Best Buy Co., Inc.	7,900	371
CBS Corp. Class B	46,200	1,319
Comcast Corp. Class A (Æ)	11,533	404
DreamWorks Animation SKG, Inc. Class A (Æ)(Ñ)	9,900	210
eBay, Inc. (Æ)	11,100	309
Expedia, Inc. (Æ)	29,900	488
Federated Department Stores, Inc.	19,002	722
General Motors Corp.	10,100	295
Harte-Hanks, Inc.	19,100	506
Home Depot, Inc.	65,900	2,260
JC Penney Co., Inc.	19,100	1,204
John Wiley & Sons, Inc. Class A	13,100	452
Kohl's Corp. (Æ)	19,800	1,238
Liberty Media Holding Corp. Series A (Æ)	1,900	164
Lowe's Cos., Inc.	1,400	38
McDonald's Corp.	46,500	1,669
McGraw-Hill Cos., Inc. (The)	24,200	1,353
Newell Rubbermaid, Inc.	900	24
Office Depot, Inc. (Æ)	22,200	818
Omnicom Group, Inc.	5,300	463
Sears Holdings Corp. (Æ)	5,000	721
Sherwin-Williams Co. (The)	4,000	207
Staples, Inc.	41,500	936
Time Warner, Inc.	134,950	2,243
TJX Cos., Inc.	2,100	56
Univision Communications, Inc. Class A (Æ)(Ñ)	16,000	553
Walt Disney Co.	60,000	1,779
Weight Watchers International, Inc. (Ñ)	4,200	178
		22,633
Consumer Staples - 8.9%
Altria Group, Inc.	28,900	2,414
Anheuser-Busch Cos., Inc.	5,800	286
Coca-Cola Co. (The)	50,200	2,249
Coca-Cola Enterprises, Inc.	28,100	627
Colgate-Palmolive Co.	9,300	557
Constellation Brands, Inc. Class A (Æ)	41,900	1,143
Energizer Holdings, Inc. (Æ)	7,000	468
HJ Heinz Co.	2,000	84
Kimberly-Clark Corp.	1,000	63
Kroger Co. (The)	54,800	1,305
Loews Corp. - Carolina Group	17,200	985
Pepsi Bottling Group, Inc.	24,700	865
PepsiCo, Inc.	35,600	2,324

	Principal Amount ($) or Shares	Market Value $
Procter & Gamble Co.	69,285	4,289
Reynolds American, Inc. (Ñ)	1,400	91
Wal-Mart Stores, Inc.	38,300	1,713
		19,463
Energy - 10.2%
Baker Hughes, Inc.	9,800	698
Cameron International Corp. (Æ)	19,700	944
Chevron Corp.	26,320	1,695
ConocoPhillips	25,329	1,607
Devon Energy Corp.	2,400	150
Exxon Mobil Corp.	125,316	8,480
Halliburton Co.	5,200	170
Kinder Morgan, Inc.	900	94
Marathon Oil Corp.	16,300	1,361
Nabors Industries, Ltd. (Æ)(Ñ)	2,800	92
Noble Energy, Inc.	13,300	657
Occidental Petroleum Corp.	34,300	1,749
Overseas Shipholding Group, Inc. (Ñ)	10,800	720
Schlumberger, Ltd.	24,800	1,520
Sunoco, Inc.	1,500	108
Tesoro Corp.	700	45
Tidewater, Inc.	8,300	395
Transocean, Inc. (Æ)	10,700	714
Valero Energy Corp.	21,500	1,234
		22,433
Financials - 21.4%
ACE, Ltd.	2,400	129
Allstate Corp. (The)	29,200	1,692
AMBAC Financial Group, Inc.	6,400	554
American Express Co.	5,100	268
American International Group, Inc.	54,625	3,486
Annaly Capital Management, Inc. (ö)(Ñ)	2,500	31
Assurant, Inc.	10,800	556
Bank of America Corp.	103,803	5,343
Bank of Hawaii Corp.	8,400	410
BB&T Corp.	17,900	766
Bear Stearns Cos., Inc. (The)	9,500	1,238
CB Richard Ellis Group, Inc. Class A (Æ)	14,000	322
Chubb Corp.	4,200	211
CIT Group, Inc.	24,900	1,122
Citigroup, Inc.	111,700	5,512
CNA Financial Corp. (Æ)(Ñ)	300	11
Comerica, Inc.	4,400	252
Conseco, Inc. (Æ)(Ñ)	19,100	395
Countrywide Financial Corp.	16,900	571
Fannie Mae	14,100	742
First Marblehead Corp. (The) (Ñ)	8,100	425
Freddie Mac	15,300	973
Genworth Financial, Inc. Class A	26,000	895
Goldman Sachs Group, Inc.	14,500	2,156

Disciplined Equity Fund

9

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Hartford Financial Services Group, Inc.	5,600	481
Hospitality Properties Trust (ö)	8,800	408
HRPT Properties Trust (ö)(Ñ)	1,300	15
JPMorgan Chase & Co.	85,272	3,894
Keycorp	7,900	291
Lehman Brothers Holdings, Inc.	23,000	1,468
Lincoln National Corp.	9,100	552
Marsh & McLennan Cos., Inc.	2,300	60
MBIA, Inc.	4,000	247
Merrill Lynch & Co., Inc.	22,800	1,677
Metlife, Inc.	16,700	919
Morgan Stanley	5,000	329
National City Corp.	10,100	349
New Century Financial Corp. (ö)(Ñ)	21,400	828
Nuveen Investments, Inc. Class A (Ñ)	18,200	869
PNC Financial Services Group, Inc.	8,100	573
Radian Group, Inc.	7,900	473
Sky Financial Group, Inc.	7,100	175
St. Paul Travelers Cos., Inc. (The)	11,600	509
Student Loan Corp. (Æ)(Ñ)	300	55
Torchmark Corp.	600	37
Transatlantic Holdings, Inc. (Æ)	400	25
UnumProvident Corp. (Ñ)	2,800	53
US Bancorp	8,200	263
Wachovia Corp.	47,600	2,600
Washington Mutual, Inc.	14,600	612
Wells Fargo & Co.	36,800	1,279
		47,101
Health Care - 12.1%
Abbott Laboratories	30,800	1,500
Abraxis BioScience, Inc. (Æ)	1,600	40
Aetna, Inc.	8,100	302
AmerisourceBergen Corp.	15,500	685
Amgen, Inc. (Æ)	36,088	2,451
Applera Corp. - Applied Biosystems Group	19,100	585
Baxter International, Inc.	3,000	133
Becton Dickinson & Co.	5,700	397
Biogen Idec, Inc. (Æ)	700	31
Cardinal Health, Inc.	22,300	1,504
Caremark Rx, Inc.	900	52
Cytyc Corp. (Æ)	11,800	282
Eli Lilly & Co.	3,800	213
Endo Pharmaceuticals Holdings, Inc. (Æ)	3,600	119
Express Scripts, Inc. Class A (Æ)	6,600	555
Fisher Scientific International, Inc. (Æ)	3,400	266
Genentech, Inc. (Æ)	2,800	231
Gilead Sciences, Inc. (Æ)	1,300	82
HCA, Inc.	5,300	261
Humana, Inc. (Æ)	3,700	225
IMS Health, Inc.	1,400	38
Johnson & Johnson	40,630	2,627

	Principal Amount ($) or Shares	Market Value $
King Pharmaceuticals, Inc. (Æ)	26,600	431
Laboratory Corp. of America Holdings (Æ)	2,700	185
Manor Care, Inc.	8,400	439
McKesson Corp.	24,600	1,250
Medtronic, Inc.	25,800	1,210
Merck & Co., Inc.	45,500	1,845
Pfizer, Inc.	155,555	4,287
UnitedHealth Group, Inc.	31,100	1,616
Waters Corp. (Æ)	11,600	495
WellPoint, Inc. (Æ)	24,400	1,889
Wyeth	5,200	253
		26,479
Industrials - 12.3%
3M Co.	25,800	1,850
Boeing Co.	3,800	285
Burlington Northern Santa Fe Corp.	14,500	971
Cooper Industries, Ltd. Class A	6,800	557
CSX Corp.	37,200	1,124
Cummins, Inc. (Ñ)	8,800	1,010
Danaher Corp.	17,100	1,134
Emerson Electric Co.	200	16
Equifax, Inc.	7,500	238
General Dynamics Corp.	21,900	1,479
General Electric Co.	221,400	7,541
HNI Corp.	6,800	271
Ingersoll-Rand Co., Ltd. Class A	3,200	122
Lockheed Martin Corp.	15,200	1,255
Manpower, Inc.	9,000	532
Norfolk Southern Corp.	600	26
Raytheon Co.	18,000	850
Republic Services, Inc. Class A	6,600	256
Ryder System, Inc.	300	15
Terex Corp. (Æ)	12,500	549
Textron, Inc.	7,400	621
Thomas & Betts Corp. (Æ)	700	32
Toro Co.	21,500	860
Tyco International, Ltd.	45,800	1,198
United Parcel Service, Inc. Class B	25,300	1,772
United Technologies Corp.	17,600	1,104
Waste Management, Inc.	19,700	675
WESCO International, Inc. (Æ)	11,000	643
		26,986
Information Technology - 14.1%
Agilent Technologies, Inc. (Æ)	17,100	550
Apple Computer, Inc. (Æ)	4,400	299
Arrow Electronics, Inc. (Æ)	500	14
Automatic Data Processing, Inc.	1,900	90
BEA Systems, Inc. (Æ)	16,000	220
BMC Software, Inc. (Æ)	19,000	506
CA, Inc.	6,406	151

Disciplined Equity Fund

10

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Checkfree Corp. (Æ)	10,500	376
Cisco Systems, Inc. (Æ)	158,000	3,474
Citrix Systems, Inc. (Æ)	5,500	169
Computer Sciences Corp. (Æ)(Ñ)	7,500	355
Dell, Inc. (Æ)	63,700	1,436
First Data Corp.	30,300	1,302
Google, Inc. Class A (Æ)	5,000	1,893
Harris Corp.	12,700	558
Hewlett-Packard Co.	36,163	1,322
Intel Corp.	114,100	2,230
International Business Machines Corp.	41,000	3,320
Intersil Corp. Class A	2,500	63
Intuit, Inc. (Æ)	9,200	278
JDS Uniphase Corp. (Æ)	2,800	6
Lam Research Corp. (Æ)	20,900	894
Lexmark International, Inc. Class A (Æ)	16,400	920
LSI Logic Corp. (Æ)(Ñ)	12,300	99
MEMC Electronic Materials, Inc. (Æ)	7,900	306
Mettler Toledo International, Inc. (Æ)	7,800	475
Microchip Technology, Inc.	5,700	195
Micron Technology, Inc. (Æ)	73,100	1,263
Microsoft Corp.	177,900	4,570
Motorola, Inc.	55,300	1,293
NCR Corp. (Æ)	300	10
Oracle Corp. (Æ)	46,900	734
QLogic Corp. (Æ)	7,900	145
Qualcomm, Inc.	15,100	569
Texas Instruments, Inc.	22,000	717
VeriSign, Inc. (Æ)	200	4
Xerox Corp. (Æ)	9,800	145
		30,951
Materials - 2.4%
Carpenter Technology Corp.	1,500	144
FMC Corp.	1,200	73
Freeport-McMoRan Copper & Gold, Inc. Class B	9,900	576
Hercules, Inc. (Æ)	18,600	290
Monsanto Co.	16,700	792
Newmont Mining Corp.	600	31
Nucor Corp.	23,500	1,148
Pactiv Corp. (Æ)	1,400	37
Phelps Dodge Corp.	2,500	224
Rohm & Haas Co.	4,300	190
Steel Dynamics, Inc.	2,100	111
Temple-Inland, Inc.	24,100	1,073
United States Steel Corp.	6,100	355
Valspar Corp.	11,800	314
		5,358

	Principal Amount ($) or Shares	Market Value $
Telecommunication Services - 3.5%
AT&T, Inc.	51,341	1,598
BellSouth Corp.	17,200	700
CenturyTel, Inc.	28,000	1,115
Embarq Corp. (Æ)	9,813	463
Qwest Communications International, Inc. (Æ)(Ñ)	72,500	639
Sprint Nextel Corp.	78,266	1,324
Verizon Communications, Inc.	53,100	1,868
		7,707
Utilities - 3.6%
American Electric Power Co., Inc.	34,200	1,248
Centerpoint Energy, Inc. (Ñ)	35,300	510
Duke Energy Corp.	47,300	1,419
Energen Corp.	14,100	615
Exelon Corp.	16,000	976
FirstEnergy Corp.	23,700	1,352
MDU Resources Group, Inc.	9,450	232
Sempra Energy	3,700	184
Southern Co. (The) (Ñ)	7,800	267
TXU Corp.	17,100	1,132
		7,935
Total Common Stocks (cost $189,564)		217,046
Short-Term Investments - 0.2%
Federated Investors Prime Cash Obligations Fund	85,287	85
United States Treasury Bills (ç)(ÿ)(§) 4.893% due 10/05/06	270	269
4.923% due 10/05/06	150	149
Total Short-Term Investments (cost $503)		503
Other Securities - 3.4%
State Street Navigator Securities Prime Lending Portfolio (d)	7,477,982	7,478
Total Other Securities (cost $7,478)		7,478
Total Investments - 102.4% (identified cost $197,545)		225,027
Other Assets and Liabilities, Net - (2.4%)		(5,315)
Net Assets - 100.0%		219,712

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

11

SSgA
Disciplined Equity Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 09/06 (24)	7,834	15
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		15

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.3
Consumer Staples	8.9
Energy	10.2
Financials	21.4
Health Care	12.1
Industrials	12.3
Information Technology	14.1
Materials	2.4
Telecommunication Services	3.5
Utilities	3.6
Short-Term Investments	0.2
Other Securities	3.4
Total Investments	102.4
Other Assets and Liabilities, Net	(2.4)
	100.0
Futures Contracts	—	*

* Less than .05% of net assets

See accompanying notes which are an integral part of the financial statements.

Disciplined Equity Fund

12

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to maximize total return through investments in small-cap equity securities.

Invests in:  At least 80% of the total assets will be invested in smaller cap securities.

Strategy:  Equity securities will be selected for the Fund on the basis of proprietary analytical models. The Fund management team uses a quantative approach to investment management, designed to uncover equity securities which are undervalued, with superior growth potential. This quantative investment management approach involves a modeling process to evaluate vast amounts of financial data and corporate earnings forecast.

Small Cap Fund – Institutional Class

Period Ended 08/31/06	Total Return
1 Year	2.59%
5 Years	10.48	%+
10 Years	7.89	%+

Small Cap Fund – Class R‡

Period Ended 08/31/06	Total Return
1 Year	2.66%
5 Years	10.38	%+
10 Years	7.77	%+

Russell 2000® Index†

Period Ended 08/31/06	Total Return
1 Year	9.36%
5 Years	10.35	%+
10 Years	9.39	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Small Cap Fund

13

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Small Cap Fund Institutional Class and Class R (together, the "Fund") returned 2.59% and 2.66% respectively, versus the 9.36% return of the Russell 2000® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The past 12 months have proven to be a difficult period for the SSgA Small Cap Fund, with the more recent months being the most challenging. The Fund's underperformance is primarily attributable to its overweight in a number of technology, financial, and health care stocks. High tech manufacturer Westell Technologies served as the largest stock-level performance detractor. Westell Technologies, the maker of equipment that delivers high-speed Internet services over copper wires, fell sharply when an analyst downgraded the stock to "neutral," despite the company's year-over-year revenue increasing. Alpharma's stock declined when the maker of generic medicine reported lower second quarter revenue as compared to calendar year 2005. PortalPlayer Inc. also weighed heavily on performance. The stock fell sharply after the supplier of components for Apple Computer's iPod was not selected by Apple for use in its mid-range and high-end flash-based iPod. Lastly, food wholesaler Nash Finch dampened performance. Shares dropped after the company disclosed that fiscal 2005 earnings would be substantially lower than its prior forecast because of higher than expected costs associated with its purchase of two units from Roundy's Inc.

While not sufficient to offset all of the losses, the Fund benefited from overweight positions in consumer discretionary and consumer staples stocks. Walter Industries, a homebuilder and supplier of water and sewer pipes, acquired a water meter parts maker, Hunt Industries. Investors weighed in positively on this news, propelling the stock upward. The Fund had an overweight position in Pantry Inc, which climbed during the period; as the owner of more than 1,400 convenience stores in the southeastern US reported strong earnings. In addition, the stock rose on speculation that Home Depot may make a bid for the company.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects. Over the past year these perspectives were not rewarded by the market, leading to muted results. While no factor was particularly negative over the past 12 months, no component was exceptionally strong either. Price-to-earnings, free cash flow and estimate revision (a proxy for earnings growth) have been nearly flat. Changes in net operating assets, a measure used to assess earnings quality, offered slightly more promising results, however, price reversal was negative.

Additionally, the market environment proved to be very difficult for active small cap managers. Returns for various periods over the past year were dominated by illiquid, low quality stocks.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Small Cap Fund

14

SSgA

Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  †  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

  ‡  Performance for the Small Cap Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the Institutional Class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Small company issues can be subject to increased volatility and considerable price fluctuation.

Small Cap Fund

15

SSgA

Small Cap Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$935.80	$1,018.80
Expenses Paid During Period *	$6.20	$6.46

* Expenses are equal to the Fund's expense ratio of 1.27% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$938.50	$1,017.14
Expenses Paid During Period *	$7.82	$8.13

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Small Cap Fund

16

SSgA
Small Cap Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.2%
Consumer Discretionary - 16.7%
Aftermarket Technology Corp. (Æ)(Ñ)	10,677	215
Ambassadors Group, Inc.	17,900	504
AnnTaylor Stores Corp. (Æ)	4,000	159
ArvinMeritor, Inc. (Ñ)	19,100	284
Career Education Corp. (Æ)	4,200	80
Corinthian Colleges, Inc. (Æ)(Ñ)	93,200	1,130
CSK Auto Corp. (Æ)(Ñ)	40,400	463
Deckers Outdoor Corp. (Æ)(Ñ)	25,300	1,038
Domino's Pizza, Inc.	13,300	325
Furniture Brands International, Inc. (Ñ)	72,600	1,390
Group 1 Automotive, Inc. (Ñ)	29,900	1,354
Guess?, Inc. (Æ)(Ñ)	23,500	959
Gymboree Corp. (Æ)(Ñ)	41,600	1,396
ITT Educational Services, Inc. (Æ)(Ñ)	17,100	1,130
Kellwood Co. (Ñ)	16,700	458
Luby's, Inc. (Æ)	23,300	222
Marvel Entertainment, Inc. (Æ)(Ñ)	48,400	1,038
Men's Wearhouse, Inc. (The) (Ñ)	8,849	314
Monarch Casino & Resort, Inc. (Æ)(Ñ)	20,300	385
Pantry, Inc. (The) (Æ)(Ñ)	30,402	1,425
Papa John's International, Inc. (Æ)(Ñ)	45,985	1,563
Payless Shoesource, Inc. (Æ)(Ñ)	48,100	1,128
Phillips-Van Heusen Corp.	34,300	1,325
Rent-A-Center, Inc. Class A (Æ)(Ñ)	44,300	1,201
Scholastic Corp. (Æ)	19,400	583
Stewart Enterprises, Inc. Class A (Ñ)	67,800	392
Yankee Candle Co., Inc. (Ñ)	23,300	602
		21,063
Consumer Staples - 5.6%
Chattem, Inc. (Æ)(Ñ)	20,700	718
Chiquita Brands International, Inc. (Ñ)	31,300	529
Energizer Holdings, Inc. (Æ)(Ñ)	23,900	1,598
Loews Corp. - Carolina Group	16,500	945
Longs Drug Stores Corp. (Ñ)	40,500	1,840
Premium Standard Farms, Inc.	22,600	382
Spartan Stores, Inc. (Ñ)	27,600	498
USANA Health Sciences, Inc. (Æ)(Ñ)	12,186	545
		7,055
Energy - 6.0%
Frontier Oil Corp.	48,200	1,576
Grey Wolf, Inc. (Æ)(Ñ)	121,000	884
Harvest Natural Resources, Inc. (Æ)(Ñ)	54,000	691
Lone Star Technologies, Inc. (Æ)	15,800	716
NS Group, Inc. (Æ)	28,600	1,302
Overseas Shipholding Group, Inc. (Ñ)	12,200	814
Swift Energy Co. (Æ)(Ñ)	3,582	157
Todco Class A (Æ)(Ñ)	29,500	1,092
Trico Marine Services, Inc. (Æ)	11,699	420
		7,652

	Principal Amount ($) or Shares	Market Value $
Financials - 20.4%
Advance America Cash Advance Centers, Inc. (Ñ)	36,270	564
American Home Mortgage Investment Corp. (ö)(Ñ)	31,800	1,008
AmeriCredit Corp. (Æ)(Ñ)	47,900	1,125
Arbor Realty Trust, Inc. (ö)	20,289	510
Asta Funding, Inc. (Ñ)	31,900	1,054
Bankunited Financial Corp. Class A (Ñ)	52,083	1,342
Cash America International, Inc.	29,400	1,084
City Bank	5,236	266
City Holding Co. (Ñ)	8,384	330
Colonial BancGroup, Inc. (The) (Ñ)	43,300	1,060
CompuCredit Corp. (Æ)(Ñ)	24,100	703
Corus Bankshares, Inc. (Ñ)	40,200	877
Downey Financial Corp. (Ñ)	13,400	823
EMC Insurance Group, Inc. (Ñ)	3,800	111
Equity Inns, Inc. (ö)	23,300	358
Financial Federal Corp. (Ñ)	46,349	1,214
FirstFed Financial Corp. (Æ)(Ñ)	25,674	1,306
Flagstar Bancorp, Inc. (Ñ)	21,700	316
FPIC Insurance Group, Inc. (Æ)(Ñ)	7,600	313
Hanmi Financial Corp. (Ñ)	40,678	794
Hospitality Properties Trust (ö)	8,700	403
James River Group, Inc. (Æ)(Ñ)	15,400	434
KKR Financial Corp. (ö)(Ñ)	42,600	1,019
LandAmerica Financial Group, Inc. Class A (Ñ)	15,328	969
Luminent Mortgage Capital, Inc. (ö)(Ñ)	100,000	1,013
Navigators Group, Inc. (Æ)(Ñ)	5,469	252
New Century Financial Corp. (ö)(Ñ)	20,400	790
Portfolio Recovery Associates, Inc. (Æ)(Ñ)	31,744	1,261
RAIT Investment Trust (ö)	32,100	898
Sterling Financial Corp. (Ñ)	35,500	1,174
TierOne Corp.	8,278	282
Whitney Holding Corp. (Ñ)	17,900	630
World Acceptance Corp. (Æ)	17,100	683
Zenith National Insurance Corp. (Ñ)	20,200	764
		25,730
Health Care - 11.4%
Alpharma, Inc. Class A (Ñ)	67,600	1,415
Digene Corp. (Æ)(Ñ)	10,200	425
Emdeon Corp. (Æ)(Ñ)	69,400	822
Hillenbrand Industries, Inc. (Ñ)	29,200	1,666
Lifecell Corp. (Æ)(Ñ)	59,764	1,804
Mentor Corp. (Ñ)	38,300	1,859
Molecular Devices Corp. (Æ)(Ñ)	11,400	274
Molina Healthcare, Inc. (Æ)(Ñ)	33,000	1,222
Nabi Biopharmaceuticals (Æ)(Ñ)	63,873	379
Odyssey HealthCare, Inc. (Æ)(Ñ)	51,909	833
Pain Therapeutics, Inc. (Æ)(Ñ)	18,200	147

Small Cap Fund

17

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Sierra Health Services, Inc. (Æ)(Ñ)	31,600	1,356
WellCare Health Plans, Inc. (Æ)(Ñ)	39,600	2,221
		14,423
Industrials - 11.4%
ABX Air, Inc. (Æ)(Ñ)	106,800	593
AO Smith Corp.	5,800	233
Arkansas Best Corp. (Ñ)	12,500	552
BlueLinx Holdings, Inc. (Ñ)	18,800	199
Builders FirstSource, Inc. (Æ)(Ñ)	35,120	534
Consolidated Graphics, Inc. (Æ)(Ñ)	11,700	727
Continental Airlines, Inc. Class A (Æ)(Ñ)	45,300	1,136
Crane Co.	31,200	1,247
ExpressJet Holdings, Inc. Class A (Æ)(Ñ)	51,900	363
Genlyte Group, Inc. (Æ)(Ñ)	21,500	1,409
Graco, Inc. (Ñ)	22,900	866
Heartland Express, Inc. (Ñ)	31,658	509
Korn/Ferry International (Æ)(Ñ)	30,300	619
Nordson Corp.	14,600	585
Pacer International, Inc. (Ñ)	8,400	231
Teledyne Technologies, Inc. (Æ)(Ñ)	28,462	1,091
Teleflex, Inc.	20,100	1,122
Thomas & Betts Corp. (Æ)	18,300	826
Toro Co. (Ñ)	29,100	1,164
Universal Forest Products, Inc. (Ñ)	7,400	361
		14,367
Information Technology - 19.3%
Aeroflex, Inc. (Æ)(Ñ)	132,800	1,384
Arris Group, Inc. (Æ)(Ñ)	78,400	898
Aspen Technology, Inc. (Æ)(Ñ)	72,900	814
Brightpoint, Inc. (Æ)(Ñ)	52,017	866
Brocade Communications Systems, Inc. (Æ)(Ñ)	292,800	1,815
Convergys Corp. (Æ)	25,700	536
CSG Systems International, Inc. (Æ)(Ñ)	78,900	2,124
Digital River, Inc. (Æ)(Ñ)	23,500	1,141
Emulex Corp. (Æ)	80,600	1,396
Global Payments, Inc.	19,300	734
Intergraph Corp. (Æ)	6,700	250
Internet Security Systems, Inc. (Æ)(Ñ)	203	6
InterVoice, Inc. (Æ)(Ñ)	65,000	462
Ipass, Inc. (Æ)(Ñ)	34,200	156
Ixia (Æ)(Ñ)	74,400	748
j2 Global Communications, Inc. (Æ)(Ñ)	33,600	844
Komag, Inc. (Æ)(Ñ)	38,500	1,384
Lawson Software, Inc. (Æ)(Ñ)	112,144	747
Micrel, Inc. (Æ)(Ñ)	48,300	484
MicroStrategy, Inc. Class A (Æ)(Ñ)	17,000	1,550
Omnivision Technologies, Inc. (Æ)(Ñ)	41,200	684
Packeteer, Inc. (Æ)	36,600	368
Radisys Corp. (Æ)(Ñ)	37,000	876

	Principal Amount ($) or Shares	Market Value $
Rofin-Sinar Technologies, Inc. (Æ)(Ñ)	11,000	602
Sykes Enterprises, Inc. (Æ)(Ñ)	33,900	682
Utstarcom, Inc. (Æ)(Ñ)	135,926	1,116
Websense, Inc. (Æ)(Ñ)	50,000	1,034
Zoran Corp. (Æ)(Ñ)	37,600	670
		24,371
Materials - 5.4%
Century Aluminum Co. (Æ)(Ñ)	22,857	793
FMC Corp.	20,500	1,253
Georgia Gulf Corp.	38,700	1,027
OM Group, Inc. (Æ)(Ñ)	12,500	500
Quanex Corp. (Ñ)	21,600	742
Schweitzer-Mauduit International, Inc. (Ñ)	18,100	344
Silgan Holdings, Inc. (Ñ)	8,900	315
Steel Dynamics, Inc.	12,200	644
Texas Industries, Inc. (Ñ)	26,900	1,263
		6,881
Telecommunication Services - 0.3%
Iowa Telecommunications Services, Inc.	17,700	344
Utilities - 0.7%
Cleco Corp. (Ñ)	19,700	492
Otter Tail Corp. (Ñ)	12,600	380
		872
Total Common Stocks (cost $117,859)		122,758
Short-Term Investments - 2.2%
Federated Investors Prime Cash Obligations Fund	2,834,310	2,834
Total Short-Term Investments (cost $2,834)		2,834
Other Securities - 25.2%
State Street Navigator Securities Prime Lending Portfolio (d)	31,796,018	31,796
Total Other Securities (cost $31,796)		31,796
Total Investments - 124.6% (identified cost $152,489)		157,388
Other Assets and Liabilities, Net - (24.6%)		(31,040)
Net Assets - 100.0%		126,348

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

18

SSgA
Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000 Mini Index (CME) expiration date 09/06 (23)	1,660	34
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		34

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	16.7
Consumer Staples	5.6
Energy	6.0
Financials	20.4
Health Care	11.4
Industrials	11.4
Information Technology	19.3
Materials	5.4
Telecommunication Services	0.3
Utilities	0.7
Short-Term Investments	2.2
Other Securities	25.2
Total Investments	124.6
Other Assets and Liabilities, Net	(24.6)
	100.0
Futures Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Small Cap Fund

19

This page has been intentionally left blank.

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to achieve long-term capital growth, current income and growth of income primarily through investments in equity securities.

Invests in:  US equity securities.

Strategy:  The Fund management team focuses on larger companies with above-average earnings growth and profitability. The management team seeks companies with sustainable competitive advantages and sound industry positioning.

Core Opportunities Fund – Institutional Class

Period Ended 08/31/06	Total Return
1 Year	5.22%
5 Years	1.85	%+
10 Years	8.44	%+

Core Opportunities Fund – Class R‡

Period Ended 08/31/06	Total Return
1 Year	4.68%
5 Years	1.63	%+
10 Years	8.04	%+

Standard and Poor's® 500 Composite Stock Index#

Period Ended 08/31/06	Total Return
1 Year	8.88%
5 Years	4.65	%+
10 Years	8.91	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Core Opportunities Fund

21

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Core Opportunities Fund Institutional Class and Class R, (together, the "Fund") returned 5.22% and 4.68% respectively, versus the 8.88% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the previous 12 months ended August 31, 2006 was primarily impacted by stock selection. Specifically, stock selection in health care, telecommunications, and consumer discretionary in aggregate drove a majority of the Fund's underperformance relative to the S&P 500® Index. On a stock level, the largest detractors were Medtronic, Sprint Nextel, Amgen, and EMC Corp. The Fund's large cap, high quality growth bias also weighed on performance, as smaller cap and lower quality securities outperformed over the past 12 months ended August 31, 2006. Stock selection in energy, industrials, and utilities had a positive impact on performance but not enough to offset the losses from the aforementioned sectors. The largest positive contributors were Apple Computer, Morgan Stanley, Bank of America, and Express Scripts.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The US stock market over the past 12 months ended August 31, 2006 was influenced by two major macro-economic issues: rising short-term interest rates and higher energy prices.

The Fund started the fiscal year on a very strong note, benefiting from strong stock selection in energy, technology and financials. At the beginning of calendar year 2006, the Fund was positioned for slower economic growth due in part to rate increases and the impact of rising energy prices on the consumer. The portfolio's positioning included reduced cyclical exposure and instead favored companies with strong secular growth prospects. The portfolio management team expected companies with higher quality, more sustainable earnings growth to outperform coming into 2006 and were also concerned about the strength of the consumer due to a slowing housing market. On a sector level, this translated to an overweight in technology and health care offset by underweight positions in consumer discretionary and utilities. The Fund's positioning for slower growth weighed on performance, as the market was overly optimistic about economic growth and continued to reward lower quality and cyclical companies through the first four months of 2006.

On May 8, 2006, market sentiment changed dramatically as investors reacted to hawkish comments by Fed Chairman Ben Bernanke and other Fed governors. Over the next two months, the S&P 500® index retreated on fears of continued inflationary pressures and a dramatic slowdown of US GDP growth. The ensuing flight to very defensive stocks also had a negative impact on the Fund's performance. After seventeen consecutive 25 basis point rate increases, the Federal Reserve Bank left the Fed Funds rate unchanged at 5.25% at the Federal Open Market Committee meeting on August 8, 2006. Underlying this pause was the Fed's recognition that economic growth in the US is moderating. Energy prices, which had risen for much of the past 12 months corrected sharply in August 2006. Energy was the lagging sector in the S&P 500® Index in August and the only sector to end the month in negative territory. After trading in extremes through the first six months of 2006 driven first by an overly optimistic followed by an overly pessimistic outlook for the economy, the market has recently settled on a more stable medium. The Fund's performance has benefited in the final two months of the fiscal year, as inflationary pressures seem to be easing and the case for a mid-cycle slowdown has become stronger. This provided more favorable market conditions

Core Opportunities Fund

22

SSgA

Core Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

for the Fund whose long-term investment philosophy is centered on investing in high quality, secular growth companies.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  Assumes initial investment on September 1, 1996.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

  ‡  Performance for the Core Opportunities Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Core Opportunities Fund

23

SSgA

Core Opportunities Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,001.70	$1,019.66
Expenses Paid During Period *	$5.55	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expense)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$998.80	$1,017.14
Expenses Paid During Period *	$8.06	$8.13

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Core Opportunities Fund

24

SSgA
Core Opportunities Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 9.8%
Coach, Inc. (Æ)	71,100	2,146
eBay, Inc. (Æ)	40,300	1,123
Hilton Hotels Corp.	63,885	1,627
Newell Rubbermaid, Inc.	71,400	1,927
Nike, Inc. Class B	28,800	2,326
Target Corp.	52,900	2,560
		11,709
Consumer Staples - 9.4%
Colgate-Palmolive Co.	42,400	2,538
PepsiCo, Inc.	34,400	2,246
Procter & Gamble Co.	31,517	1,951
Walgreen Co.	59,100	2,923
WM Wrigley Jr Co.	32,400	1,504
		11,162
Energy - 8.4%
ConocoPhillips	32,459	2,059
EOG Resources, Inc.	18,900	1,225
Exxon Mobil Corp.	41,400	2,802
Halliburton Co.	51,200	1,670
Occidental Petroleum Corp.	44,400	2,264
		10,020
Financials - 20.4%
Bank of America Corp.	85,800	4,416
Citigroup, Inc.	48,392	2,388
Genworth Financial, Inc. Class A	64,868	2,233
Goldman Sachs Group, Inc.	10,100	1,501
JPMorgan Chase & Co.	107,500	4,909
Morgan Stanley	45,300	2,980
Wells Fargo & Co.	112,800	3,920
XL Capital, Ltd. Class A (Ñ)	28,800	1,891
		24,238
Health Care - 14.4%
Amgen, Inc. (Æ)	39,000	2,649
Eli Lilly & Co.	35,500	1,986
Medco Health Solutions, Inc. (Æ)	34,500	2,186
Medtronic, Inc.	61,400	2,880
Omnicare, Inc.	27,400	1,242
Pfizer, Inc.	110,500	3,045
UnitedHealth Group, Inc.	59,700	3,101
		17,089
Industrials - 12.1%
Danaher Corp.	44,300	2,936
General Dynamics Corp.	41,700	2,817
General Electric Co.	164,000	5,586
United Technologies Corp.	48,000	3,010
		14,349

	Principal Amount ($) or Shares	Market Value $
Information Technology - 16.1%
Apple Computer, Inc. (Æ)	48,200	3,270
Automatic Data Processing, Inc.	34,800	1,643
Broadcom Corp. Class A (Æ)	35,500	1,045
Cisco Systems, Inc. (Æ)	167,312	3,679
Corning, Inc. (Æ)	108,300	2,409
Linear Technology Corp.	44,500	1,513
Microsoft Corp.	106,600	2,739
Motorola, Inc.	57,900	1,354
Qualcomm, Inc.	39,300	1,480
		19,132
Materials - 4.2%
Air Products & Chemicals, Inc.	30,000	1,989
Phelps Dodge Corp.	19,000	1,700
Rohm & Haas Co.	29,000	1,279
		4,968
Telecommunication Services - 2.3%
NII Holdings, Inc. (Æ)	36,500	1,947
Sprint Nextel Corp.	50,500	855
		2,802
Utilities - 2.6%
Entergy Corp.	20,000	1,553
Exelon Corp.	25,900	1,579
		3,132
Total Common Stocks (cost $104,780)		118,601
Short-Term Investments - 0.5% SSgA Prime Money Market Fund	536,190	536
Total Short-Term Investments (cost $536)		536
Other Securities - 1.0%
State Street Navigator Securities Prime Lending Portfolio (d)	1,174,057	1,174
Total Other Securities (cost $1,174)		1,174
Total Investments - 101.2% (identified cost $106,490)		120,311
Other Assets and Liabilities, Net - (1.2%)		(1,388)
Net Assets - 100.0%		118,923

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund

25

SSgA
Core Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	9.8
Consumer Staples	9.4
Energy	8.4
Financials	20.4
Health Care	14.4
Industrials	12.1
Information Technology	16.1
Materials	4.2
Telecommunication Services	2.3
Utilities	2.6
Short-Term Investments	0.5
Other Securities	1.0
Total Investments	101.2
Other Assets and Liabilities, Net	(1.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Core Opportunities Fund

26

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to provide income and capital growth by investing primarily in publicly traded securities of real estate companies. The Fund looks to identify companies with superior earnings growth, conservative balance sheets, and dividend security to target out-performance over a 2-3 year time horizon.

Invests in:  Real Estate Investment Trust (REIT) securities, primarily from those securities in the Dow Jones Wilshire® REIT Index and across different types and regions based on the fundamental research of the Advisor.

Strategy:  The Fund seeks to meet its objective by investing with relatively long time horizon, favoring strong real estate fundamentals, and attempting to minimize turnover, while focusing on relative valuations, balance sheet strength and higher growth rates.

Tuckerman Active REIT Fund

Period Ended 08/31/06	Total Return
1 Year	26.82%
5 Years	21.58	%+
Inception	15.43	%+

Dow Jones Wilshire REIT® Index#

Period Ended 08/31/06	Total Return
1 Year	26.19%
5 Years	21.40	%+
Inception	15.32	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Tuckerman Active REIT Fund

27

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Tuckerman Active REIT Fund returned 26.82% versus the 26.19% return of the Dow Jones Wilshire REIT® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income of the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Over the past twelve months, the greatest contribution to the Fund's performance came from stock selection in the office sector. As the US economy realized modest but consistent jobs growth, the Fund continued to favor the office REITs that operate in supply constrained coastal markets. On an individual stock basis, the greatest contribution to performance came from an overweight to SL Green and Boston Properties.

Additionally, the Fund's allocation to the strip center sub sector contributed to the Fund's performance. Over the course of the past year, the Fund reduced its weight to retail and strip centers due to concerns about consumer spending; but continued to favor those REITs with well located property portfolios and quality tenants. Most notably, Acadia Realty Trust contributed to performance.

The greatest detraction from performance is attributable to stock selection in the diversified sector. St. Joe Company detracted from performance during the one year period. St. Joe was removed from the Fund at the beginning of March 2006.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Over the past twelve months there are themes that have characterized REIT performance and market dynamics.

Volatility has worked its way into the REIT market over the past 12 months and is a product of several market drivers. On the negative side, REITs are displaying much more sensitivity to rising interest rates than has historically been observed. This is due in part to increased REIT valuations which have pushed the REIT dividend yield to the 4% level roughly 80 -90 basis points below the 10 year Treasury yield, and roughly 250-300 basis points below the long term average yield of 7%. As a result of this increased rate sensitivity, REITs have tended to trade off, sometimes significantly, at any sign of inflation or Fed tightening.

In contrast to this interest rate sensitivity, REITs have found support in improving operating fundamentals, favorable supply/demand dynamics, increased M&A activity and strong capital demand for real estate from dedicated and non dedicated investors. Driven by real estate's low correlations, strong current income and competitive performance, investors have been increasing their allocations to real estate.

The capital demand for real estate has increased private market valuations to historic levels. Many of the investors allocating capital to real estate are generalist investors who may be bringing a more aggressive view of the risk premium for real estate investments. Given the diversification benefits of real estate, greater transparency afforded by the public market, and more modest outlook for equities in general, some would argue that the current cap rate environment for real estate reflects the "appropriate" pricing or risk premium.

Helping to support the underwriting for today's high real estate values is a rather benign new supply picture and a marked increase in operating fundamentals supported by a broad economic recovery. New construction has been limited and further kept in check by rising costs. As the economy has improved, property occupancies have increased which in turn is opening the door for increased rental rates. In some markets, such as New York and San Francisco's financial districts, this dynamic has resulted in significant increases in office rental rates in the range of 20% to 25% year over year. This improvement in operating fundamentals is helping to support aggressive underwriting assumptions that are behind some of the very aggressive property acquisition pricing.

Tuckerman Active REIT Fund

28

SSgA

Tuckerman Active REIT Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

As private market valuations have increased, due in part to the optimistic operating environment and a lowering of the required risk premium, some REITs have begun to look inexpensive relative to the private market. This has fueled M&A activity in the REIT space. Private equity capital sources, faced with large capital allocations, aggressive leverage capabilities and increasing single asset acquisition prices, have found the more conservatively capitalized and valued REIT share prices something of a bargain. As a result, 16 M&A transactions in the REIT space have occurred over the past 18 months trading at an average premium of 12% over the public share price with the most aggressive trading at premiums in excess of 30%.

As a result of these REIT market dynamics, we have repositioned the Fund, reducing the overweight to the retail sub sector and increasing the weight to the apartment and office sectors. So far this year the Fund has rotated away from the retail sub-sector and into apartments, office and industrial sectors. While retail fundamentals remain strong, the rotation is driven by expectations that apartments, office and industrial earnings will grow at a faster rate as the economy continues to recover, more jobs are created, companies increase spending and global trade advances. In addition, there is continued anticipation that the consumer, whose spending has supported strong growth in retail, will eventually come under pressure from rising interest rates and energy costs. Although this has not yet materialized in same-store retail spending numbers, investment capital is making the move and retail has underperformed the broader REIT market year to date.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on April 29, 1998. Index comparisons began April 29, 1998.

  #  The Dow Jones Wilshire REIT® Index is a market capitalization-weighted index comprised of publicly traded Real Estate Investment Trusts (REITs). No special purpose of healthcare REITs are included. The Index is rebalanced monthly and reconstituted quarterly. The Index is unmanaged and cannot be invested in directly.

  +  Annualized.

REIT funds may be subject to a high degree of market risk due to lack of industry diversification. Furthermore, REIT funds may be subject to other risks including, but not limited to, declines in the value of real estate, risks related to general and economic conditions, changes in the value of the underlying property owned by the trust, and defaults by borrowers.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Tuckerman Active REIT Fund

29

SSgA

Tuckerman Active REIT Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,112.60	$1,020.16
Expenses Paid During Period*	$5.32	$5.09

* Expenses are equal to the Fund's expense ratio of 1.00% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Tuckerman Active REIT Fund

30

SSgA
Tuckerman Active REIT Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.2%
Apartments - 21.9%
Archstone-Smith Trust (ö)	214,739	11,420
AvalonBay Communities, Inc. (ö)(Ñ)	83,625	10,119
Camden Property Trust (ö)	59,689	4,631
Equity Residential (ö)	264,650	13,198
Essex Property Trust, Inc. (ö)	29,620	3,716
		43,084
Diversified - 6.7%
Vornado Realty Trust (ö)	125,022	13,241
Hotels/Leisure - 8.7%
Host Hotels & Resorts, Inc. (ö)(Ñ)	386,299	8,707
LaSalle Hotel Properties (ö)	97,196	4,271
Starwood Hotels & Resorts Worldwide, Inc. (ö)	45,503	2,424
Strategic Hotels & Resorts, Inc. (ö)(Ñ)	83,100	1,695
		17,097
Industrial - 11.2%
AMB Property Corp. (ö)	132,743	7,411
ProLogis (ö)	261,027	14,738
		22,149
Office - 18.8%
Boston Properties, Inc. (ö)	132,140	13,429
Brookfield Properties Corp.	114,234	4,004
Corporate Office Properties Trust (ö)(Ñ)	108,295	5,087
Reckson Associates Realty Corp. (ö)	133,457	5,711
SL Green Realty Corp. (ö)	79,422	8,860
		37,091
Regional Malls - 14.4%
General Growth Properties, Inc. (ö)	245,565	11,131
Simon Property Group, Inc. (ö)	202,737	17,190
		28,321
Storage - 4.4%
Public Storage, Inc. (ö)	100,764	8,731
Shopping Centers - 12.1%
Acadia Realty Trust (ö)	100,528	2,477
Developers Diversified Realty Corp. (ö)	116,514	6,304
Federal Realty Investors Trust (ö)	71,109	5,267
Kimco Realty Corp. (ö)(Ñ)	235,723	9,794
		23,842
Total Common Stocks (cost $108,702)		193,556
Short-Term Investments - 1.8%
AIM Short Term Investment Prime Portfolio	78	—	±
Federated Investors Prime Cash Obligations Fund	3,578,081	3,578

	Principal Amount ($) or Shares	Market Value $
Total Short-Term Investments (cost $3,578)		3,578
Other Securities - 2.6%
State Street Navigator Securities Prime Lending Portfolio (d)	5,071,553	5,072
Total Other Securities (cost $5,072)		5,072
Total Investments - 102.6% (identified cost $117,352)		202,206
Other Assets and Liabilities, Net - (2.6%)		(5,038)
Net Assets - 100.0%		197,168

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

31

SSgA
Tuckerman Active REIT Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Apartments	21.9
Diversified	6.7
Hotels/Leisure	8.7
Industrial	11.2
Office	18.8
Regional Malls	14.4
Storage	4.4
Shopping Centers	12.1
Short-Term Investments	1.8
Other Securities	2.6
Total Investments	102.6
Other Assets and Liabilities, Net	(2.6)
100.0

See accompanying notes which are an integral part of the financial statements.

Tuckerman Active REIT Fund

32

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to maximize total return through investing in US equity securities that are undervalued relative to their growth potential as measured by the Advisor's proprietary models.

Invests in:  US equity securities.

Strategy:  The Fund management team uses a systematic approach designed to uncover equity securities that are believed to be undervalued, with superior growth potential. This quantitative investment approach involves a modeling process that evaluates vast amounts of financial and market data and corporate earnings forecasts. In addition the Fund can invest in IPO's (Initial Public Offerings).

Aggressive Equity Fund – Institutional Class

Period Ended 08/31/06	Total Return
1 Year	7.65%
5 Years	6.58	%+
Inception	12.60	%+

Aggressive Equity Fund – Class R‡

Period Ended 08/31/06	Total Return
1 Year	7.11%
5 Years	6.46	%+
Inception	12.46	%+

Russell 3000® Index#

Period Ended 08/31/06	Total Return
1 Year	8.75%
5 Years	5.63	%+
Inception	3.30	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Aggressive Equity Fund

33

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Aggressive Equity Fund Institutional Class and Class R (together, the "Fund") returned 7.65% and 7.11% respectively, versus the 8.75% return of the Russell 3000® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund benefited from overweight positions in durables USG Corp. and Walter Industries Inc. USG Corp. was showered with good news as this maker of wallboard settled its asbestos liability claims and reported record quarterly sales. In addition, the stock climbed higher after the company announced plans to emerge from more than four years of bankruptcy. Walter Industries, a homebuilder and supplier of water and sewer pipes, acquired water meter parts maker, Hunt Industries. Investors weighed in positively on this news, propelling the stock up. The Fund also had an overweight position in Phelps Dodge Corp. which appreciated considerably over the past 12 months. The world's third largest copper producer reported record quarterly profits amid rising industrial demand and higher sales of fabricated metal. An overweight to Merck & Co. served as the top stock-level contributor. Investors rewarded the US drug maker after their F.D.A. application for the experimental cancer drug Zolinza received an accelerated review status.

While positions among consumer discretionary, materials and energy stocks added value, it was not sufficient to overcome losses within consumer staples, financials and industrials stocks. American Italian Pasta Company was the largest single detractor from the Fund's performance. Shares of the company plummeted after announcing that certain historical financial statements should no longer be relied upon and that the company anticipates filing restated financial statements for the affected periods. Also dampening returns was an overweight in Coca Cola Enterprises. The world's number one soft-drink distributor dropped sharply after the company's forecasted earnings fell short of analyst estimates. YRC Worldwide negatively impacted performance. The stock began its decline when the biggest US trucking company cut its first quarter earnings estimate by about 35% due to lower than expected volume.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, the Fund seeks to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects. Over the past year these perspectives were not rewarded by the market, leading to muted results. While no factor was particularly negative over the past 12 months, no component was exceptionally strong either. Price-to-earnings, free cash flow and estimate revision (a proxy for earnings growth) have been nearly flat. Changes in net operating assets, a measure used to assess earnings quality, offered slightly more promising results, however, price reversal was negative.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Aggressive Equity Fund

34

SSgA

Aggressive Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on December 30, 1998. Index comparison also began December 30, 1998.

  #  The Russell 3000® Index is a trademark of the Russell Investment Group. Russell(TM) is a trademark of the Russell Investment Group. The Russell 3000® Index is unmanaged and cannot be invested in directly. The Index measures the performance of the 3,000 largest U.S. securities based on total market capitalization.

  +  Annualized.

  ‡  Performance for the Aggressive Equity Fund Class R before its inception (May 14, 2004) is derived from the historical performance of the institutional class, adjusted for the higher operating expenses related to distribution and shareholder servicing.

A portion of the fiscal 1999 performance of the Fund can be attributed to the outperformance of technology stocks. However, such stocks have a higher risk of value fluctuation. Therefore, there can be no assurance that such stocks will continue to have a positive effect on Fund performance.

A portion of the fiscal 1999 and 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Aggressive Equity Fund

35

SSgA

Aggressive Equity Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for both classes is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Institutional Class	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,016.50	$1,019.66
Expenses Paid During Period *	$5.59	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Class R	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,014.70	$1,017.14
Expenses Paid During Period *	$8.13	$8.13

* Expenses are equal to the Fund's expense ratio of 1.60% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Aggressive Equity Fund

36

SSgA
Aggressive Equity Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.7%
Consumer Discretionary - 19.5%
Apollo Group, Inc. Class A (Æ)	17,200	863
Big Lots, Inc. (Æ)(Ñ)	55,900	1,026
CBS Corp. Class B (Ñ)	52,600	1,502
Darden Restaurants, Inc.	25,000	885
Group 1 Automotive, Inc. (Ñ)	19,500	883
Gymboree Corp. (Æ)	6,100	205
McDonald's Corp.	12,400	445
Newell Rubbermaid, Inc. (Ñ)	48,200	1,301
Omnicom Group, Inc.	14,400	1,259
Payless Shoesource, Inc. (Æ)	24,000	563
		8,932
Consumer Staples - 1.3%
Altria Group, Inc.	600	50
Coca-Cola Enterprises, Inc.	19,700	440
Dean Foods Co. (Æ)	2,600	103
		593
Energy - 10.2%
Exxon Mobil Corp.	36,000	2,436
Overseas Shipholding Group, Inc.	11,400	760
Sunoco, Inc.	10,500	755
Todco Class A (Æ)(Ñ)	20,300	752
		4,703
Financials - 19.8%
Allstate Corp. (The)	7,500	435
American Express Co.	18,500	972
AmeriCredit Corp. (Æ)	71,200	1,672
Bank of America Corp.	42,400	2,182
Bankunited Financial Corp. Class A (Ñ)	29,200	752
Capital One Financial Corp.	3,300	241
Cash America International, Inc.	9,200	339
CompuCredit Corp. (Æ)(Ñ)	27,500	802
FirstFed Financial Corp. (Æ)(Ñ)	6,500	331
Genworth Financial, Inc. Class A	6,600	227
Inland Real Estate Corp. (ö)(Ñ)	5,500	89
Keycorp	16,000	589
National City Corp.	5,300	183
Prudential Financial, Inc.	3,700	272
		9,086
Health Care - 18.0%
AMERIGROUP Corp. (Æ)	4,100	129
AmerisourceBergen Corp. Class A	3,400	150
Arena Pharmaceuticals, Inc. (Æ)(Ñ)	25,800	317
Becton Dickinson & Co.	22,800	1,589
Coventry Health Care, Inc. (Æ)	20,000	1,085
Emdeon Corp. (Æ)	16,900	200
Humana, Inc. (Æ)	13,200	804
King Pharmaceuticals, Inc. (Æ)	83,500	1,355
Merck & Co., Inc.	51,300	2,080

	Principal Amount ($) or Shares	Market Value $
Molina Healthcare, Inc. (Æ)(Ñ)	3,000	111
Sierra Health Services, Inc. (Æ)	2,800	120
WellCare Health Plans, Inc. (Æ)	5,500	309
		8,249
Industrials - 7.4%
AO Smith Corp.	18,400	738
Raytheon Co.	37,800	1,784
Thomas & Betts Corp. (Æ)	19,900	899
		3,421
Information Technology - 15.8%
Brocade Communications Systems, Inc. (Æ)	21,400	133
Global Payments, Inc.	18,200	692
Hewlett-Packard Co.	33,800	1,236
International Business Machines Corp.	2,400	194
Internet Security Systems, Inc. (Æ)	11,700	324
Lexmark International, Inc. Class A (Æ)	21,100	1,183
McAfee, Inc. (Æ)	3,600	82
Microsoft Corp.	44,700	1,148
MicroStrategy, Inc. Class A (Æ)(Ñ)	3,000	274
Motorola, Inc.	9,700	227
Tekelec (Æ)(Ñ)	14,700	195
Texas Instruments, Inc.	10,800	352
Utstarcom, Inc. (Æ)(Ñ)	124,600	1,023
Zoran Corp. (Æ)	9,500	169
		7,232
Materials - 6.0%
Georgia Gulf Corp.	26,300	698
Hercules, Inc. (Æ)	62,400	973
Temple-Inland, Inc.	24,900	1,109
		2,780
Telecommunication Services - 0.8%
Verizon Communications, Inc.	11,100	391
Utilities - 0.9%
American Electric Power Co., Inc. (Ñ)	1,300	47
Cleco Corp.	1,900	47
FirstEnergy Corp.	1,100	63
TXU Corp.	3,800	252
		409
Total Common Stocks (cost $42,258)		45,796
Short-Term Investments - 0.3%
Federated Investors Prime Cash Obligations Fund	114,963	115
Total Short-Term Investments (cost $115)		115

Aggressive Equity Fund

37

SSgA
Aggressive Equity Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Other Securities - 19.9%
State Street Navigator Securities Prime Lending Portfolio (d)	9,109,225	9,109
Total Other Securities (cost $9,109)		9,109
Total Investments - 119.9% (identified cost $51,482)		55,020
Other Assets and Liabilities, Net - (19.9%)		(9,137)
Net Assets - 100.0%		45,883

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	19.5
Consumer Staples	1.3
Energy	10.2
Financials	19.8
Health Care	18.0
Industrials	7.4
Information Technology	15.8
Materials	6.0
Telecommunication Services	0.8
Utilities	0.9
Short-Term Investments	0.3
Other Securities	19.9
Total Investments	119.9
Other Assets and Liabilities, Net	(19.9)
100.0

See accompanying notes which are an integral part of the financial statements.

Aggressive Equity Fund

38

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to maximize total return primarily through investments in equity securities of companies that have entered into collective bargaining agreements with the International Association of Machinists & Aerospace Workers (IAM) or affiliated labor unions, or are constituents of the S&P 500® Index that have not been identified as having non-union sentiment (IAM Companies).

Invests in:  At least 80% of its total assets in equity securities of IAM companies. IAM companies are defined as companies that either have entered into collective bargaining agreements with the International Association of Machinists and Aerospace Workers or affiliated labor unions, or are listed in the S&P 500® Index, and have not been identified by the IAM or affiliated labor unions as having non-union sentiment.

Strategy:  The Fund's investment strategy is driven by an investment process that manages portfolio exposures to fundamental attributes within a multifactor risk model environment. These attributes include industry allocations, size, style, growth expectations, and valuation ratios.

IAM SHARES Fund

Period Ended 08/31/06	Total Return
1 Year	9.38%
5 Years	3.82	%+
Inception	1.18	%+

Standard & Poor's® 500 Composite Stock Index#

Period Ended 08/31/06	Total Return
1 Year	8.88%
5 Years	4.65	%+
Inception	1.69	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

IAM SHARES Fund

39

SSgA

IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA IAM SHARES Fund returned 9.38% versus the 8.88% return of the S&P 500® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Fund performance benefited from strong stock selection within the consumer staples, industrials, and health care sectors. In addition, an underweight to the technology sector as a whole was beneficial as this sector was the second worst performer during the period and only one of two sectors to finish the fiscal year in negative territory. An overweight to Archer Daniels Midland was the main driver within the consumer staples sector. Fund holdings in Industrial companies, Ryder System and Emerson Electric, also benefited the Fund. Finally, Applera Corp and Merck & Co. led the charge within the health care sector.

While the Fund finished nicely ahead of the benchmark during the fiscal year, that gap was reduced somewhat as a result of some of the investments, or lack thereof, within the materials and telecommunication sectors. The Fund did not hold a position in Phelps Dodge, which finished the period handsomely. Underweight to Monsanto Co. and NuCor Corp. also hurt the Fund as these were just a few of the many companies within the materials sector which had strong performances within the best performing sector. An index-relative underweight to BellSouth Corp. also served to detract from the Fund's overall performance.

Only two of the ten sectors, consumer discretionary and information technology, finished the period in negative territory. The biggest contributors to the Fund's performance at the security level were Schlumberger Ltd., and American Financial Group. The biggest detractors were The New York Times Co. and Invitrogen Corp.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The fiscal year ended August 31, 2006 finished with the fourth consecutive year of solid, positive performance from the equity markets. The strongest returns during the period occurred in November 2005 (a post-Hurricane Katrina bounce), January 2006 (a stronger than expected housing market), and August 2006 (better than expected inflation, industrial production, and retail sales data). These months saw positive returns, accounting for the bulk of the period's total return. The Federal Reserve continued their campaign of measured rate increases raising the Fed Funds rate at seven consecutive meetings from a level of 3.50% to 5.25%, before finally pausing during the August meeting. Inflation has remained a concern over the past fiscal year driven largely by rising oil prices, as the cost of oil bounced from the low sixties per barrel to close to $80 per barrel, before settling back in mid to upper $60 range by fiscal year end. By the end of the period, it appeared as if the Fed had achieved its goals during their long rate hike campaign including taking the steam out of the previously red hot housing market.

The Fund seeks to maximize returns primarily through investing in "union-friendly" companies. It is managed through a model-driven process that seeks to invest in this universe of companies while maintaining sufficient diversification. Through this quantitative process, the Fund seeks to mitigate some of the sector and fundamental characteristic tilts that are inherent in a "union-friendly" universe and bring them more in-line with its underlying benchmark.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

IAM SHARES Fund

40

SSgA
IAM SHARES Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on June 2, 1999. Index comparison also began on June 2, 1999.

  #  The Standard & Poor's® 500 Composite Stock Index is composed of 500 common stocks which are chosen by Standard & Poor's Corporation to best capture the price performance of a large cross-section of the US publicly traded stock market. The Index is structured to approximate the general distribution of industries in the US economy.

  +  Annualized.

A portion of the fiscal 2000 performance of the Fund can be attributed to its investment and trading in Initial Public Offerings (IPOs) which are new securities offered to the market, and their value can fluctuate dramatically. Therefore, there can be no assurance that IPOs will continue to have a positive effect on Fund performance.

IAM SHARES Fund

41

SSgA

IAM SHARES Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,029.30	$1,022.79
Expenses Paid During Period *	$2.46	$2.45

* Expenses are equal to the Fund's expense ratio of .48% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

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Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 98.4%
Consumer Discretionary - 10.2%
Bed Bath & Beyond, Inc. (Æ)	5,100	172
Best Buy Co., Inc.	6,725	316
Black & Decker Corp.	5,400	398
Brunswick Corp.	4,700	135
Carnival Corp.	4,300	180
CBS Corp. Class B	13,001	371
Coach, Inc. (Æ)	16,976	512
Comcast Corp. Class A (Æ)	26,244	919
DIRECTV Group, Inc. (The) (Æ)	19,411	365
DR Horton, Inc.	5,100	112
eBay, Inc. (Æ)	19,500	543
Ethan Allen Interiors, Inc. (Ñ)	8,566	289
Family Dollar Stores, Inc.	2,500	64
Federated Department Stores, Inc.	9,268	352
Ford Motor Co.	33,321	279
Gap, Inc. (The)	9,500	160
Harley-Davidson, Inc.	11,100	649
Home Depot, Inc.	35,800	1,228
JC Penney Co., Inc.	3,900	246
Johnson Controls, Inc.	8,000	575
Kohl's Corp. (Æ)	5,700	356
Koninklijke Philips Electronics NV	6,389	219
Leggett & Platt, Inc.	7,700	177
Liberty Media Holding Corp. Series A (Æ)	6,698	128
Liberty Media Holding Corp. Series A	1,339	116
Lowe's Cos., Inc.	26,000	704
Marriott International, Inc. Class A	14,600	550
McClatchy Co. Class A	3,070	125
McDonald's Corp.	20,200	725
Meredith Corp.	6,300	298
New York Times Co. Class A (Ñ)	15,400	347
Newell Rubbermaid, Inc.	14,600	394
News Corp. Class A	27,100	516
Nordstrom, Inc.	3,600	134
Office Depot, Inc. (Æ)	4,800	177
Omnicom Group, Inc.	2,100	184
Sears Holdings Corp. (Æ)(Ñ)	4,039	582
Sherwin-Williams Co. (The)	5,700	294
Staples, Inc.	10,900	246
Starbucks Corp. (Æ)	11,400	354
Starwood Hotels & Resorts Worldwide, Inc. (ö)	3,600	192
Target Corp.	14,600	706
Tiffany & Co.	10,500	332
Time Warner, Inc.	69,850	1,161
Tribune Co. (Ñ)	12,200	381
Viacom, Inc. Class A (Æ)	12,101	439

	Principal Amount ($) or Shares	Market Value $
Walt Disney Co.	53,200	1,577
Washington Post Co. (The) Class B	521	400
Whirlpool Corp. (Ñ)	4,900	396
Wyndham Worldwide Corp. (Æ)	3,360	98
Yum! Brands, Inc.	3,400	166
		20,339
Consumer Staples - 9.8%
Altria Group, Inc.	41,485	3,465
Anheuser-Busch Cos., Inc.	26,491	1,308
Archer-Daniels-Midland Co.	18,198	749
Campbell Soup Co.	10,190	383
Coca-Cola Co. (The)	37,175	1,666
ConAgra Foods, Inc.	21,300	507
Costco Wholesale Corp.	7,900	370
CVS Corp.	12,500	419
Dean Foods Co. (Æ)	6,600	262
Kellogg Co.	7,435	377
Kimberly-Clark Corp.	13,688	869
Kraft Foods, Inc. Class A (Ñ)	5,470	185
Kroger Co. (The)	24,800	590
PepsiCo, Inc.	28,823	1,882
Procter & Gamble Co.	59,115	3,659
Safeway, Inc. (Ñ)	18,600	575
Sara Lee Corp.	36,430	606
Supervalu, Inc.	8,500	243
Sysco Corp.	19,900	625
Walgreen Co.	16,300	806
		19,546
Energy - 10.4%
Anadarko Petroleum Corp.	7,000	328
Apache Corp.	5,400	353
Baker Hughes, Inc.	6,200	441
BP PLC - ADR	4,168	284
Chevron Corp.	47,329	3,048
ConocoPhillips	24,277	1,540
Devon Energy Corp.	7,700	481
El Paso Corp.	13,400	195
EOG Resources, Inc.	4,100	266
Exxon Mobil Corp.	116,768	7,902
Halliburton Co.	18,400	600
Marathon Oil Corp.	5,300	443
Occidental Petroleum Corp.	10,400	530
Royal Dutch Shell PLC - ADR	4,200	290
Schlumberger, Ltd.	31,782	1,948
Transocean, Inc. (Æ)	13,564	905
Valero Energy Corp.	10,600	608
Williams Cos., Inc.	10,900	268
XTO Energy, Inc.	6,100	279
		20,709

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IAM SHARES Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Financials - 20.1%
ACE, Ltd.	4,200	226
Aegon NV	33,618	601
Aflac, Inc.	7,900	356
Allstate Corp. (The)	8,800	510
American Express Co.	21,200	1,114
American Financial Group, Inc. (Ñ)	13,014	608
American International Group, Inc.	44,174	2,819
Ameriprise Financial, Inc.	3,340	153
AmSouth Bancorp	6,700	192
AON Corp.	5,900	204
Archstone-Smith Trust (ö)	3,600	191
Bank of America Corp.	77,134	3,970
Bank of New York Co., Inc. (The)	12,400	418
BB&T Corp.	7,900	338
Bear Stearns Cos., Inc. (The)	1,600	209
Capital One Financial Corp.	5,200	380
Charles Schwab Corp. (The)	17,300	282
Chubb Corp.	3,600	181
Citigroup, Inc.	100,501	4,960
Countrywide Financial Corp.	10,600	358
E*Trade Financial Corp. (Æ)	7,100	167
Fannie Mae	15,900	837
Fifth Third Bancorp	8,100	319
Franklin Resources, Inc.	2,200	216
Freddie Mac	10,200	649
Golden West Financial Corp.	4,300	325
Goldman Sachs Group, Inc.	7,400	1,100
Hartford Financial Services Group, Inc.	4,200	361
Host Hotels & Resorts, Inc. (ö)	5,754	130
HSBC Holdings PLC - ADR (Ñ)	2,377	216
Janus Capital Group, Inc.	28,787	512
JPMorgan Chase & Co.	58,686	2,680
Keycorp	5,100	188
Lehman Brothers Holdings, Inc.	8,400	536
M&T Bank Corp.	1,300	159
Marsh & McLennan Cos., Inc.	9,000	235
Marshall & Ilsley Corp.	3,800	177
Mellon Financial Corp.	6,900	257
Merrill Lynch & Co., Inc.	14,200	1,044
Metlife, Inc.	11,600	638
Moody's Corp.	4,000	245
Morgan Stanley	17,000	1,118
National City Corp.	7,400	256
North Fork Bancorporation, Inc.	7,750	213
Northern Trust Corp.	3,100	174
Plum Creek Timber Co., Inc. (ö)	3,100	108
PNC Financial Services Group, Inc.	4,100	290
Principal Financial Group, Inc.	3,200	170
Progressive Corp. (The)	12,400	305
ProLogis (ö)	4,100	231

	Principal Amount ($) or Shares	Market Value $
Prudential Financial, Inc.	7,600	558
Realogy Corp. (Æ)	4,100	88
Regions Financial Corp.	5,100	184
Simon Property Group, Inc. (ö)	3,100	263
SLM Corp.	6,300	306
Sovereign Bancorp, Inc.	6,245	130
St. Paul Travelers Cos., Inc. (The)	19,383	851
SunTrust Banks, Inc.	5,100	390
Synovus Financial Corp.	5,400	157
US Bancorp	31,012	995
Vornado Realty Trust (ö)	2,000	212
Wachovia Corp.	27,300	1,491
Washington Mutual, Inc.	15,050	630
Wells Fargo & Co.	56,700	1,970
		40,151
Health Care - 12.5%
Abbott Laboratories	25,400	1,237
Aetna, Inc.	10,400	388
Allergan, Inc.	2,100	240
Amgen, Inc. (Æ)	19,872	1,350
Applera Corp. - Applied Biosystems Group	14,835	455
Baxter International, Inc.	20,836	925
Biogen Idec, Inc. (Æ)	5,800	256
Boston Scientific Corp. (Æ)	19,863	346
Bristol-Myers Squibb Co.	26,000	565
Cardinal Health, Inc.	5,200	351
Caremark Rx, Inc.	7,400	429
Cigna Corp.	1,900	215
Coventry Health Care, Inc. (Æ)	2,700	146
Edwards Lifesciences Corp. (Æ)	7,733	361
Eli Lilly & Co.	17,200	962
Express Scripts, Inc. Class A (Æ)	2,300	193
Fisher Scientific International, Inc. (Æ)	5,600	438
Forest Laboratories, Inc. (Æ)	5,700	285
Genzyme Corp. (Æ)	3,800	252
Gilead Sciences, Inc. (Æ)	6,800	431
HCA, Inc.	5,700	281
Humana, Inc. (Æ)	2,800	171
Invitrogen Corp. (Æ)	4,012	244
Johnson & Johnson	48,200	3,117
McKesson Corp.	4,600	234
Medco Health Solutions, Inc. (Æ)	5,062	321
Medtronic, Inc.	18,500	868
Merck & Co., Inc.	45,956	1,863
Pfizer, Inc.	123,845	3,413
Schering-Plough Corp.	38,000	796
St. Jude Medical, Inc. (Æ)	5,200	189
STERIS Corp.	11,091	264
Stryker Corp.	3,200	154
UnitedHealth Group, Inc.	22,100	1,148
WellPoint, Inc. (Æ)	11,000	851

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IAM SHARES Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Wyeth	21,200	1,032
Zimmer Holdings, Inc. (Æ)	3,370	229
		25,000
Industrials - 13.8%
3M Co.	19,600	1,405
Actuant Corp. Class A (Ñ)	3,900	176
Amazon.Com, Inc. (Æ)	4,500	139
Boeing Co.	16,400	1,228
Caterpillar, Inc.	16,921	1,123
Cendant Corp.	34,800	67
CSX Corp.	10,000	302
Danaher Corp.	12,500	829
Deere & Co.	5,500	430
Dover Corp.	13,200	642
Eaton Corp.	7,800	519
Emerson Electric Co.	14,500	1,191
FedEx Corp.	4,000	404
General Dynamics Corp.	11,910	805
General Electric Co.	195,921	6,673
Honeywell International, Inc.	20,362	788
Illinois Tool Works, Inc.	19,008	834
Kansas City Southern (Æ)(Ñ)	8,550	225
L-3 Communications Holdings, Inc. Class 3	4,800	362
Lockheed Martin Corp.	6,119	505
Manpower, Inc.	6,300	372
Masco Corp.	18,800	515
Norfolk Southern Corp.	12,800	547
Northrop Grumman Corp.	10,496	701
Paccar, Inc.	9,450	517
Raytheon Co.	11,500	543
Rockwell Automation, Inc.	4,200	237
Rockwell Collins, Inc.	2,900	152
Ryder System, Inc.	7,500	371
Siemens AG - ADR	2,700	230
Southwest Airlines Co.	28,225	489
Tyco International, Ltd.	36,700	960
Union Pacific Corp.	7,200	578
United Parcel Service, Inc. Class B	10,614	743
United Technologies Corp.	20,600	1,292
Waste Management, Inc.	18,818	645
		27,539
Information Technology - 13.2%
Adobe Systems, Inc. (Æ)	8,200	266
Advanced Micro Devices, Inc. (Æ)	8,100	202
Agilent Technologies, Inc. (Æ)	5,342	172
Amphenol Corp. Class A	7,700	443
Analog Devices, Inc.	6,800	208
Apple Computer, Inc. (Æ)	14,800	1,004
Applied Materials, Inc.	26,800	452
Autodesk, Inc. (Æ)	3,900	136

	Principal Amount ($) or Shares	Market Value $
Automatic Data Processing, Inc.	6,900	326
Broadcom Corp. Class A (Æ)	7,650	225
CA, Inc.	5,500	130
Cisco Systems, Inc. (Æ)	103,100	2,267
Computer Sciences Corp. (Æ)	10,445	495
Corning, Inc. (Æ)	24,400	543
Dell, Inc. (Æ)	38,300	864
Electronic Arts, Inc. (Æ)	5,000	255
Electronic Data Systems Corp.	8,500	203
EMC Corp. (Æ)	38,900	453
First Data Corp.	11,336	487
Freescale Semiconductor, Inc. Class B	7,738	239
Hewlett-Packard Co.	47,132	1,723
Intel Corp.	98,200	1,919
International Business Machines Corp.	26,600	2,154
Kla-Tencor Corp.	3,300	145
Lucent Technologies, Inc. (Æ)	76,295	178
Maxim Integrated Products, Inc.	6,400	186
Micron Technology, Inc. (Æ)	13,500	233
Microsoft Corp.	165,300	4,247
Motorola, Inc.	39,700	928
National Semiconductor Corp.	5,600	136
Network Appliance, Inc. (Æ)	6,300	216
Oracle Corp. (Æ)	65,749	1,029
Paychex, Inc.	4,300	154
Qualcomm, Inc.	27,500	1,036
Sun Microsystems, Inc. (Æ)	57,900	289
Symantec Corp. (Æ)	17,345	323
Texas Instruments, Inc.	27,100	883
Xerox Corp. (Æ)	33,300	493
Xilinx, Inc.	7,000	160
Yahoo!, Inc. (Æ)	21,100	608
		26,410
Materials - 2.3%
Air Products & Chemicals, Inc.	6,000	398
Alcoa, Inc.	14,800	423
Dow Chemical Co. (The)	22,888	873
EI Du Pont de Nemours & Co.	6,700	268
International Paper Co.	13,773	479
Martin Marietta Materials, Inc.	3,700	305
Monsanto Co.	5,400	256
Newmont Mining Corp.	6,600	338
Rohm & Haas Co.	7,236	319
Temple-Inland, Inc.	8,600	383
Weyerhaeuser Co.	8,100	502
		4,544
Telecommunication Services - 3.4%
Alltel Corp.	5,200	282
AT&T, Inc.	60,799	1,893
BellSouth Corp.	26,100	1,063
Embarq Corp. (Æ)	2,559	121

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SSgA
IAM SHARES Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Qwest Communications International, Inc. (Æ)	25,000	220
Sprint Nextel Corp.	51,189	866
Verizon Communications, Inc.	63,772	2,243
Windstream Corp. Class W (Æ)	5,376	71
		6,759
Utilities - 2.7%
AES Corp. (The) (Æ)	11,000	234
Ameren Corp. (Ñ)	3,000	161
American Electric Power Co., Inc.	6,900	252
Constellation Energy Group, Inc.	3,000	180
Dominion Resources, Inc.	5,300	423
Duke Energy Corp.	18,996	570
Edison International	5,500	240
Entergy Corp.	2,900	225
Exelon Corp.	11,300	689
FirstEnergy Corp.	5,500	314
FPL Group, Inc.	6,600	293
PG&E Corp. (Ñ)	5,800	243
PPL Corp.	6,400	224
Public Service Enterprise Group, Inc.	4,200	294
Sempra Energy	4,100	204
Southern Co. (The) (Ñ)	11,200	384
TXU Corp.	7,800	516
		5,446
Total Common Stocks (cost $176,580)		196,443

	Principal Amount ($) or Shares	Market Value $
Short-Term Investments - 1.4%
AIM Short Term Investment Prime Portfolio	2,517,844	2,518
American Beacon Money Market Fund	95,996	96
United States Treasury Bills (ç)(ÿ)(§) 4.700% due 09/07/06	210	210
Total Short-Term Investments (cost $2,824)		2,824
Other Securities - 2.1%
State Street Navigator Securities Prime Lending Portfolio (d)	4,179,687	4,180
Total Other Securities (cost $4,180)		4,180
Total Investments - 101.9% (identified cost $183,584)		203,447
Other Assets and Liabilities, Net - (1.9%)		(3,823)
Net Assets - 100.0%		199,624

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

46

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IAM SHARES Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
S&P 500 Index (CME) expiration date 09/06 (10)	3,264	110
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts		110

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.2
Consumer Staples	9.8
Energy	10.4
Financials	20.1
Health Care	12.5
Industrials	13.8
Information Technology	13.2
Materials	2.3
Telecommunications Services	3.4
Utilities	2.7
Short-Term Investments	1.4
Other Securities	2.1
Total Investments	101.9
Other Assets and Liabilities, Net	(1.9)
100.0
Futures Contracts	0.1

See accompanying notes which are an integral part of the financial statements.

IAM SHARES Fund

47

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SSgA

Large Cap Growth Opportunities Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing in equity securities.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy seeks to find companies with above-average earnings growth and profitability, exhibiting sustainable competitive advantages.

Large Cap Growth Opportunities Fund

Period Ended 08/31/06	Total Return
1 Year	1.76%
Inception	1.80	%+

Russell 1000® Growth Index#

Period Ended 08/31/06	Total Return
1 Year	3.68%
Inception	4.45	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Large Cap Growth Opportunities Fund returned 1.76% versus the 3.68% return of the Russell 1000® Growth Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The Fund's performance during the previous 12 months ended August 31, 2006 was primarily impacted by stock selection. Stock selection in materials, energy, and technology had a positive impact on performance but not enough to offset the losses from other significant portfolio positions. The largest positive contributors were Apple Computer, Express Scripts, Moody's Corp, and UnitedHealth Group. Poor stock selection results in consumer discretionary, health care, and consumer staples drove a majority of the Fund's underperformance relative to the Russell 1000 Growth Index. On a stock level, the largest detractors were Pfizer, Charles River Laboratories, Coca-Cola, and Goodrich Corp. The Fund's large cap, high quality growth bias also weighed on performance, as smaller cap and lower quality securities outperformed over the past 12 months ended August 31, 2006.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The US stock market over the past 12 months ended August 31, 2006 was influenced by two major macro-economic issues: rising short-term interest rates and higher energy prices. The Fund started the fiscal year on a very strong note, benefiting from strong stock selection in technology, health care, and financials. At the beginning of calendar year 2006, the Fund was positioned for slower economic growth due in part to rate increases and the impact of rising energy prices on the consumer. The portfolio's positioning included reduced cyclical exposure and instead favored companies with strong secular growth prospects. The portfolio management team expected companies with higher quality, more sustainable earnings growth to outperform coming into calendar year 2006 and were also concerned about the strength of the consumer due to a slowing housing market. On a sector level, this translated to an overweight to technology, health care, and financials offset by underweight positions in consumer discretionary, industrials, and consumer staples. The Fund's positioning for slower growth weighed on performance, as the market was overly optimistic about economic growth and continued to reward lower quality and cyclical companies through the first four months of the year.

On May 8, 2006, market sentiment changed dramatically as investors reacted to hawkish comments by Fed Chairman Ben Bernanke and other Fed governors. Over the following two months, the Russell 1000® Growth index retreated nearly 3.8% on fears of continued inflationary pressures and a dramatic slowdown of US GDP growth. The ensuing flight to very defensive stocks also had a negative impact on the Fund's performance. Consumer staples was the only sector in positive territory during May and June, while technology stocks saw the worst of the sell-off in equities. After seventeen consecutive 25 basis point rate increases, the Federal Reserve Bank left the Fed Funds rate unchanged at 5.25% at the Federal Open Market Committee meeting on August 8, 2006. Underlying this pause was the Fed's recognition that economic growth in the US is moderating. The Fund gained significant ground relative to its benchmark in the final two months of the fiscal year, helped particularly by the strong technology rebound in August. After being the worst performing sector through the first seven months of 2006, technology emerged from its battered state to lead the market in August. Additionally, after having risen for most of the past year, energy prices corrected sharply in August 2006 and was the lagging sector in the Russell 1000® Growth Index in August, retreating into negative territory for the month. As inflationary pressures seem to be easing and the case for a mid-cycle slowdown has become stronger, this has provided more favorable market conditions for the Fund whose long-term investment philosophy is centered on investing in high quality, secular growth companies.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Growth Index is trademark of the Russell Investment Group. Russell(TM) is a trademark of the Russell Investment Company. The Russell 1000® Growth Index is unmanaged, and cannot be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap growth market. It offers investors access to the large-cap growth segment of the U.S. equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$973.80	$1,019.66
Expenses Paid During Period *	$5.47	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Growth Opportunities Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.4%
Consumer Discretionary - 10.4%
Chico's FAS, Inc. (Æ)	8,600	159
Coach, Inc. (Æ)	17,700	534
eBay, Inc. (Æ)	10,800	301
GameStop Corp. Class A (Æ)	6,100	266
Hilton Hotels Corp.	15,500	395
Target Corp.	11,700	566
		2,221
Consumer Staples - 12.1%
Avon Products, Inc.	10,500	302
PepsiCo, Inc.	11,700	764
Procter & Gamble Co.	10,102	625
Walgreen Co.	14,400	712
Whole Foods Market, Inc.	3,100	166
		2,569
Energy - 2.4%
Occidental Petroleum Corp.	10,200	520
Financials - 7.0%
Chicago Mercantile Exchange Holdings, Inc. Class A	800	352
Goldman Sachs Group, Inc.	1,700	253
JPMorgan Chase & Co.	13,100	598
XL Capital, Ltd. Class A	4,200	276
		1,479
Health Care - 21.4%
Amgen, Inc. (Æ)	12,500	849
Eli Lilly & Co.	9,300	520
Johnson & Johnson	9,600	621
Medco Health Solutions, Inc. (Æ)	9,800	621
Medtronic, Inc.	15,500	727
Omnicare, Inc.	4,800	217
Pfizer, Inc.	7,900	218
UnitedHealth Group, Inc.	14,800	769
		4,542
Industrials - 14.5%
Danaher Corp.	7,000	464
General Dynamics Corp.	6,600	446
General Electric Co.	35,400	1,206
Roper Industries, Inc.	8,100	375
United Technologies Corp.	9,300	583
		3,074
Information Technology - 26.2%
Apple Computer, Inc. (Æ)	12,700	862
Broadcom Corp. Class A (Æ)	7,600	224
Cisco Systems, Inc. (Æ)	45,900	1,009
Comverse Technology, Inc. (Æ)	7,500	157
Corning, Inc. (Æ)	20,700	460
Google, Inc. Class A (Æ)	1,100	416

	Principal Amount ($) or Shares	Market Value $
Linear Technology Corp.	11,200	381
MEMC Electronic Materials, Inc. (Æ)	11,600	449
Microsoft Corp.	33,000	848
Motorola, Inc.	12,600	295
Qualcomm, Inc.	12,200	459
		5,560
Materials - 3.6%
Monsanto Co.	10,700	508
Phelps Dodge Corp.	2,800	250
		758
Telecommunication Services - 1.8%
NII Holdings, Inc. (Æ)	7,100	379
Total Common Stocks (cost $19,555)		21,102
Short-Term Investments - 0.8%
SSgA Prime Money Market Fund	175,129	175
Total Short-Term Investments (cost $175)		175
Total Investments - 100.2% (identified cost $19,730)		21,277
Other Assets and Liabilities, Net - (0.2%)		(32)
Net Assets - 100.0%		21,245

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

SSgA
Large Cap Growth Opportunities Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	10.4
Consumer Staples	12.1
Energy	2.4
Financials	7.0
Health Care	21.4
Industrials	14.5
Information Technology	26.2
Materials	3.6
Telecommunication Services	1.8
Short-Term Investments	0.8
Total Investments	100.2
Other Assets and Liabilities, Net	(0.2)
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Growth Opportunities Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks long-term capital appreciation by investing primarily in equity securities that are believed to be undervalued and that offer above-average potential for capital appreciation.

Invests in:  U.S. equity securities.

Strategy:  The Fund's investment strategy uses a quantitative approach to investment management, designed to uncover equity securities that are undervalued relative to their peers.

Large Cap Value Fund

Period Ended 08/31/06	Total Return
1 Year	12.50%
Inception	11.16	%+

Russell 1000® Value Index#

Period Ended 08/31/06	Total Return
1 Year	13.96%
Inception	13.01	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Large Cap Value Fund returned 12.50% versus the 13.96% return of the Russell 1000® Value Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income of securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Weak stock selection led the Fund to underperform over the past 12 months ended August 31, 2006. While positions among energy, utilities and health care stocks added value, it was not sufficient to overcome losses within financials, materials and consumer staples stocks. An overweight position in Kerr-McGee Corp. was the largest stock level contributor for this time period. Shares of Kerr-McGee soared higher after Anadarko Petroleum Corp. agreed to pay $21 billion in cash for the company and Western Gas Resources. A surge in costs for natural gas, which fuels 18% of US power generation, lifted electricity prices as regulators allowed utility rate increases and some gas fueled plants were idled. As a result, the Fund's TXU Corp. holding climbed further as the Texas power company capitalized by selling more low cost generation from coal and nuclear fueled plants. An overweight in Merck & Co. also contributed to performance. Investors rewarded the US drug maker after their F.D.A. application for the experimental cancer drug Zolinza received an accelerated review status.

A number of overweight positions in poorer performing stocks worked to offset some of the Fund's positive results. The number two maker of anti-virus software, McAfee Inc., served as one of the largest stock-level performance detractors. In early February 2006 shares of the software company sank on news that technology bellwether Microsoft would enter the virus protection software market increasing competition for companies such as McAfee. A few weeks later the software concern announced that fiscal fourth quarter revenue fell 10%, reflecting the sale of its network monitoring business, sending the shares lower. The US book retailer, Barnes & Noble Inc., dropped as a decrease in the publication of new books caused first quarter sales to come short of analyst estimates. In addition, the company indicated that 2006 profits may also be lower. Capital One Financial Corp. and AmeriCredit Corp. both declined. In the case of Capital One, profit for the issuer of Mastercard and Visa credit cards lagged analyst expectations. An underweight in steel producer NuCor Corp. dampened performance. The stock return was stellar in the first quarter, benefiting from speculation that a number of steel companies may be targets for takeovers. The stock rose further as net income increased on higher steel prices.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

Over the past 12 months equities have offered solid returns, with large cap and value stocks reaching the highest levels. While the Fund offered strong absolute returns in this market environment, performance relative to the benchmark was negative. The Fund's investment approach selects stocks based on valuation, quality and sentiment. Specifically, we seek to own high quality stocks with strong cash flow available to sustain future growth, those that are inexpensive on a price-to-earnings basis, as well as those with favorable growth prospects. Over the past year these perspectives were not rewarded by the market, leading to muted results. While no factor was particularly negative over the past 12 months, no component was exceptionally strong either. Price-to-earnings, free cash flow and estimate revision (a proxy for earnings growth) have been nearly flat. Changes in net operating assets, a measure used to assess earnings quality, offered slightly more promising results, however, price reversal was negative.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on March 30, 2004. Index comparison also began on March 30, 2004.

  #  The Russell 1000® Value Index is trademark of the Russell Investment Group. Russell(TM) is a trademark of the Russell Investment Group. The Russell 1000® Value Index is unmanaged, cannot be invested in directly and is constructed to provide a comprehensive and unbiased barometer of the large-cap value market. It offers investors access to the large-cap value segment of the U.S. equity universe.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,038.00	$1,019.66
Expenses Paid During Period *	$5.65	$5.60

* Expenses are equal to the Fund's expense ratio of 1.10% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 99.3%
Consumer Discretionary - 11.9%
AnnTaylor Stores Corp. (Æ)	5,000	199
Apollo Group, Inc. Class A (Æ)	3,300	166
Autonation, Inc. (Æ)	2,060	40
Big Lots, Inc. (Æ)	6,500	119
Career Education Corp. (Æ)	2,900	56
CBS Corp. Class B	11,300	323
Corinthian Colleges, Inc. (Æ)	1,700	21
Darden Restaurants, Inc.	6,700	237
Kohl's Corp. (Æ)	2,600	162
McDonald's Corp.	7,400	266
OfficeMax, Inc.	1,900	79
Omnicom Group, Inc.	800	70
Payless Shoesource, Inc. (Æ)	8,200	192
Walt Disney Co.	5,400	160
Wyndham Worldwide Corp. Class W (Æ)	1,000	29
		2,119
Consumer Staples - 5.3%
Altria Group, Inc.	700	59
Coca-Cola Enterprises, Inc.	3,600	80
ConAgra Foods, Inc.	5,100	121
Del Monte Foods Co.	2,900	32
Kroger Co. (The)	800	19
Loews Corp. - Carolina Group	3,500	200
Pepsi Bottling Group, Inc.	4,500	158
Procter & Gamble Co.	2,100	130
Supervalu, Inc.	4,800	137
		936
Energy - 14.1%
Chevron Corp.	2,300	148
ConocoPhillips	300	19
Exxon Mobil Corp.	19,300	1,306
Frontier Oil Corp.	6,100	200
Holly Corp.	400	18
Occidental Petroleum Corp.	5,900	301
Overseas Shipholding Group, Inc.	1,100	73
Sunoco, Inc.	2,850	205
Tesoro Corp.	3,100	200
Tidewater, Inc.	1,000	48
		2,518
Financials - 35.1%
Allstate Corp. (The)	3,800	220
American Express Co.	5,500	289
American International Group, Inc.	900	57
AmeriCredit Corp. (Æ)	6,800	160
Ameriprise Financial, Inc.	2,800	128
Annaly Capital Management, Inc. (ö)	2,600	33
Assurant, Inc.	2,200	113
Bank of America Corp.	15,600	803

	Principal Amount ($) or Shares	Market Value $
Capital One Financial Corp.	3,900	285
CapitalSource, Inc. (ö)	3,700	90
Chubb Corp.	6,000	301
Citigroup, Inc.	16,700	824
Comerica, Inc.	900	52
E*Trade Financial Corp. (Æ)	6,500	153
First American Corp.	3,200	130
General Growth Properties, Inc. (ö)	2,100	95
Host Hotels & Resorts, Inc. (ö)	2,000	45
JPMorgan Chase & Co.	13,524	618
Keycorp	6,800	250
Metlife, Inc.	4,900	270
PNC Financial Services Group, Inc.	2,600	184
Principal Financial Group, Inc.	4,100	218
Raymond James Financial, Inc.	700	19
Realogy Corp. (Æ)	1,250	27
Regions Financial Corp.	1,400	50
RenaissanceRe Holdings, Ltd.	1,200	62
SunTrust Banks, Inc.	300	23
US Bancorp	3,500	112
Washington Mutual, Inc.	8,400	352
WR Berkley Corp.	5,562	195
XL Capital, Ltd. Class A	1,500	98
		6,256
Health Care - 9.2%
AmerisourceBergen Corp. Class A	6,600	292
Coventry Health Care, Inc. (Æ)	1,700	92
Humana, Inc. (Æ)	5,100	311
King Pharmaceuticals, Inc. (Æ)	3,700	60
McKesson Corp.	1,300	66
Merck & Co., Inc.	10,700	434
Pfizer, Inc.	9,400	259
WellCare Health Plans, Inc. (Æ)	2,200	123
		1,637
Industrials - 5.5%
AGCO Corp. (Æ)	1,700	42
Boeing Co.	400	30
Cummins, Inc.	500	57
General Electric Co.	6,100	208
Ingersoll-Rand Co., Ltd. Class A	900	34
Lockheed Martin Corp.	3,400	281
Raytheon Co.	5,500	260
US Airways Group, Inc. (Æ)	1,700	72
		984
Information Technology - 6.0%
Atmel Corp. (Æ)	7,300	42
BMC Software, Inc. (Æ)	2,300	61
Cisco Systems, Inc. (Æ)	2,100	46
Computer Sciences Corp. (Æ)	600	29
Hewlett-Packard Co.	10,700	391
International Business Machines Corp.	2,750	223

Large Cap Value Fund

SSgA

Large Cap Value Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Lexmark International, Inc. Class A (Æ)	3,500	196
Motorola, Inc.	3,400	80
		1,068
Materials - 3.5%
Hercules, Inc. (Æ)	2,500	39
Louisiana-Pacific Corp.	5,200	102
Lyondell Chemical Co.	3,000	78
Nucor Corp.	4,000	195
Pactiv Corp. (Æ)	1,400	37
Tronox, Inc. Class B	584	8
United States Steel Corp.	2,700	157
		616
Telecommunication Services - 4.3%
AT&T, Inc.	11,013	343
CenturyTel, Inc.	3,200	127
Verizon Communications, Inc.	8,500	299
		769
Utilities - 4.4%
American Electric Power Co., Inc.	6,000	219
DTE Energy Co.	2,700	113
Duke Energy Corp.	4,600	138

	Principal Amount ($) or Shares	Market Value $
Equitable Resources, Inc.	1,800	66
FPL Group, Inc.	2,600	116
National Fuel Gas Co.	1,000	38
PPL Corp.	1,100	38
Sempra Energy	1,100	55
		783
Total Common Stocks (cost $15,825)		17,686
Short-Term Investments - 0.6%
SSgA Prime Money Market Fund	102,384	102
Total Short-Term Investments (cost $102)		102
Total Investments - 99.9% (identified cost $15,927)		17,788
Other Assets and Liabilities, Net - 0.1%		11
Net Assets - 100.0%		17,799

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	11.9
Consumer Staples	5.3
Energy	14.1
Financials	35.1
Health Care	9.2
Industrials	5.5
Information Technology	6.0
Materials	3.5
Telecommunication Services	4.3
Utilities	4.4
Short-Term Investments	0.6
Total Investments	99.9
Other Assets and Liabilities, Net	0.1
100.0

See accompanying notes which are an integral part of the financial statements.

Large Cap Value Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to maximize total return through investment primarily in small capitalization equity securities.

Invests in:  At least 80% of total assets will be invested in small capitalization equity securities, such as common stocks, issued by companies with a market capitalization less than or equal to the largest capitalization stock in the Russell 2000® Index.

Strategy:  The Fund attempts to create a portfolio with similar characteristics to the benchmark with potential to provide excess returns by allowing the fund to hold a portion, but not all of the securities in the Russell 2000 Index.

Enhanced Small Cap Fund

Period Ended 08/31/06	Total Return
1 Year	9.54%
Inception	12.70	%+

Russell 2000® Index#

Period Ended 08/31/06	Total Return
1 Year	9.36%
Inception	12.45	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Enhanced Small Cap Fund returned 9.54% versus the 9.36% return of the Russell 2000® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for the securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

The SSgA Enhanced Small Cap Fund is a small capitalization Fund which maintains size, style and beta characteristics similar to those of the benchmark. A quantitative process is used to rank stocks on a nightly basis. The Fund is currently diversified with approximately 590 securities, and security over- and underweight positions are limited to 0.50% relative to the benchmark. As a result, no single stock position can have a significant impact on the Fund's performance.

The best performing sectors over the past year in the Fund were telecommunications, basic materials and energy. At the industry level, securities & asset management, airlines and apparel & textiles posted the highest returns. The individual stocks posting the best returns were PW Eagle Inc., Finistar Corp. and Advanced Magnetics Inc.

On a relative basis, the industry positions that benefited the Fund the most were the underweight position in food & beverage and the overweight positions in airlines and heavy electrical equipment. Stock selection was the most effective within the information services, specialty retail and construction & real property industries. Within information services, the Fund's overweight position in Sykes Enterprises Inc. and an underweight position in Valassis Communications Inc. added the most value. Overweight in Sotheby's and Group 1 Automotive Inc. contributed the most within the specialty retail industry. Overweight positions to Jones Lang LaSalle Inc and Eagle Materials Inc added the most value in the construction & real property industry.

The worst performing sectors in the Fund were consumer non-cyclical, consumer services and healthcare. The industries posting the lowest returns were motor vehicles & parts, media and food & beverage. At the stock level, positions in SigmaTel Inc., Albany Molecular Research Inc. and Novatel Wireless detracted the most from absolute returns.

On a relative basis, the industry positions that detracted the most from performance were an overweight to media, and underweight to railroads and mining & metals. The Fund had the most difficulty picking stocks within the semiconductor, food & beverage and electronic equipment industries. Overweight positions in SigmaTel Inc. and Micrel Inc. detracted the most value among semiconductor stocks. An underweight position in Hansen Natural Corp. and an overweight position in Seaboard Corp. negatively impacted performance in the food & beverage industry. An overweight to Novatel Wireless and an underweight in Ciena Corp hurt the Fund the most within the electronic equipment industry.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The continued strength of both corporate profits and economic activity helped equity markets finish strong in calendar year 2005, though hints of yield-curve inversion depressed investor sentiment as the year drew to a close. Even in the face of higher energy prices, consistent interest rate tightening by the Fed, and the after-effects of Hurricane Katrina, the Russell 2000® Index gained 1.13% in the fourth calendar quarter of 2005, finishing the calendar year up 4.55%. In calendar year 2006, small cap stocks surged from the gate, returning an impressive 13.94% in the first quarter. While healthy corporate profits and merger activity fueled market returns early on, inflation concerns and evidence of a slowing US economy eventually prompted an increase in stock volatility and equity markets pulled back around mid-year. However, stocks continued to show resilience on the heels of healthy corporate earnings, a pause in Fed tightening, and tumbling energy prices. Value stocks outperformed growth stocks during this period, while small cap stocks performed best compared to large and mid cap stocks. The Fund is style, size, and beta neutral, which allows it to perform well irrespective of the market environment. Stock selection techniques that focus on identifying companies with superior earnings growth

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

potential and positive price momentum added the most value over this period. The Fund's preference towards those stocks that are undervalued by the market and are generating strong cash flow also helped contribute to relative returns.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on March 22, 2005. Index comparison also began on March 22, 2005.

  #  The Russell 2000® Index is unmanaged and cannot be invested in directly. The index is composed of the 2,000 smallest securities in the Russell® 3000 Index, representing approximately 11% of the Russell 3000 total market capitalization. The index is widely regarded in the industry as the premier measure of small cap stocks.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Enhanced Small Cap Fund

SSgA

Enhanced Small Cap Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$992.40	$1,021.42
Expenses Paid During Period *	$3.77	$3.82

* Expenses are equal to the Fund's expense ratio of 0.75% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 97.5%
Consumer Discretionary - 14.0%
Aeropostale, Inc. (Æ)	2,600	66
Aftermarket Technology Corp. (Æ)	1,200	24
Alderwoods Group, Inc. (Æ)	2,500	49
Ambassadors Group, Inc.	200	6
American Greetings Corp. Class A	3,700	91
Arctic Cat, Inc.	1,100	18
ArvinMeritor, Inc.	2,700	40
Big Lots, Inc. (Æ)	5,600	103
Blue Nile, Inc. (Æ)	200	7
Blyth, Inc.	1,100	24
Bon-Ton Stores, Inc. (The)	200	5
Brookfield Homes Corp. (Æ)	400	9
Brown Shoe Co., Inc.	750	24
Building Material Holding Corp.	200	5
Cavco Industries, Inc. (Æ)	200	7
CEC Entertainment, Inc. (Æ)	200	6
Champion Enterprises, Inc. (Æ)	2,000	14
Charming Shoppes, Inc. (Æ)	1,800	24
Charter Communications, Inc. Class A (Æ)	1,800	3
Christopher & Banks Corp.	100	2
Citadel Broadcasting Corp.	3,200	29
CKE Restaurants, Inc.	100	2
Core-Mark Holding Co., Inc. (Æ)	200	6
Cox Radio, Inc. Class A (Æ)	2,200	35
CSK Auto Corp. (Æ)	600	7
Domino's Pizza, Inc.	3,500	86
Dover Downs Gaming & Entertainment, Inc.	4,550	60
DSW, Inc. Class A (Æ)	1,500	42
Entercom Communications Corp.	1,400	36
Entravision Communications Corp. Class A (Æ)	1,800	13
FTD Group, Inc. (Æ)	4,542	72
Fuel Systems Solutions, Inc. (Æ)	1,600	22
Furniture Brands International, Inc.	1,100	21
Genesco, Inc. (Æ)	100	3
GenTek, Inc. (Æ)	100	3
Group 1 Automotive, Inc.	1,600	72
Guess?, Inc. (Æ)	1,700	69
Harris Interactive, Inc. (Æ)	1,500	8
Interface, Inc. Class A (Æ)	500	6
Jack in the Box, Inc. (Æ)	200	10
Journal Register Co.	300	2
K-Swiss, Inc. Class A	800	22
K2, Inc. (Æ)	300	4
Kellwood Co.	1,700	47
Kimball International, Inc. Class B	700	12
Lear Corp.	1,000	20
Lin TV Corp. Class A (Æ)	1,100	8
Lincoln Educational Services Corp. (Æ)	200	4

	Principal Amount ($) or Shares	Market Value $
Live Nation, Inc. (Æ)	1,400	29
Lodgenet Entertainment Corp. (Æ)	300	6
Maidenform Brands, Inc. (Æ)	400	7
Matthews International Corp. Class A	1,700	61
Meritage Homes Corp. (Æ)	200	8
Midas, Inc. (Æ)	600	12
Modine Manufacturing Co.	300	7
Morningstar, Inc. (Æ)	700	27
Pantry, Inc. (The) (Æ)	200	9
Papa John's International, Inc. (Æ)	2,600	88
Payless Shoesource, Inc. (Æ)	3,600	84
Playboy Enterprises, Inc. Class B (Æ)	400	4
Pre-Paid Legal Services, Inc.	100	4
Priceline.com, Inc. (Æ)	500	17
Salem Communications Corp. Class A (Æ)	600	7
Scholastic Corp. (Æ)	1,700	51
Select Comfort Corp. (Æ)	950	19
Shiloh Industries, Inc. (Æ)	400	6
Shuffle Master, Inc. (Æ)	600	17
Sinclair Broadcast Group, Inc. Class A	6,100	47
Skechers USA, Inc. Class A (Æ)	1,600	36
Sonic Corp. (Æ)	2,600	57
Sotheby's Holdings Class A (Æ)	2,700	75
Stanley Furniture Co., Inc.	200	5
Steinway Musical Instruments (Æ)	1,500	38
Steven Madden, Ltd.	1,100	41
Stewart Enterprises, Inc. Class A	6,600	38
Syms Corp. (Æ)	2,000	39
Systemax, Inc. (Æ)	3,200	37
Talbots, Inc.	700	15
Tempur-Pedic International, Inc. (Æ)	400	6
Tween Brands, Inc. (Æ)	1,700	58
Vail Resorts, Inc. (Æ)	1,600	60
Vertrue, Inc. (Æ)	700	30
Visteon Corp. (Æ)	1,800	15
Winnebago Industries, Inc.	400	12
Wolverine World Wide, Inc.	1,100	28
World Wrestling Entertainment, Inc. Class A	1,900	33
Yankee Candle Co., Inc.	200	5
Zale Corp. (Æ)	100	3
		2,389
Consumer Staples - 3.6%
Alliance One International, Inc.	1,000	4
Arden Group, Inc. Class A	100	12
Boston Beer Co., Inc. Class A (Æ)	700	23
Chiquita Brands International, Inc.	1,900	32
Coca-Cola Bottling Co. Consolidated	200	12
Delta & Pine Land Co. (Æ)	300	12
Flowers Foods, Inc.	1,450	39
Hain Celestial Group, Inc. (Æ)	200	5

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
J&J Snack Foods Corp.	400	13
Mannatech, Inc.	3,000	43
Maui Land & Pineapple Co., Inc. (Æ)	1,000	34
NBTY, Inc. (Æ)	3,200	102
Performance Food Group Co. (Æ)	2,800	69
Playtex Products, Inc. (Æ)	3,700	49
Prestige Brands Holdings, Inc. (Æ)	4,200	42
Pricesmart, Inc. (Æ)	700	9
Seaboard Corp.	57	80
Spectrum Brands, Inc. (Æ)	2,300	18
TreeHouse Foods, Inc. (Æ)	400	10
WD-40 Co.	100	3
Weis Markets, Inc.	100	4
		615
Energy - 4.4%
Atlas America, Inc. (Æ)	1,205	56
ATP Oil & Gas Corp. (Æ)	1,900	74
Bill Barrett Corp. (Æ)	200	6
Bois d'Arc Energy, Inc. (Æ)	100	2
Clayton Williams Energy, Inc. (Æ)	1,500	49
Dril-Quip, Inc. (Æ)	200	16
Gulfmark Offshore, Inc. (Æ)	200	6
Harvest Natural Resources, Inc. (Æ)	2,600	33
Input/Output, Inc. (Æ)	1,100	11
Lone Star Technologies, Inc. (Æ)	800	36
MarkWest Hydrocarbon, Inc.	2,000	54
Meridian Resource Corp. (Æ)	600	2
Penn Virginia Corp.	600	43
Petroleum Development Corp. (Æ)	400	17
RPC, Inc.	750	15
T-3 Energy Services, Inc. Class 3 (Æ)	1,000	20
Transmontaigne, Inc. (Æ)	700	8
Trico Marine Services, Inc. (Æ)	1,900	68
Universal Compression Holdings, Inc. (Æ)	1,600	87
USEC, Inc.	2,200	22
Vaalco Energy, Inc. (Æ)	2,300	19
Veritas DGC, Inc. (Æ)	1,800	107
Westmoreland Coal Co. (Æ)	300	7
		758
Financials - 21.8%
1st Source Corp.	2,660	80
Accredited Home Lenders Holding Co. (Æ)	300	10
Advance America Cash Advance Centers, Inc.	200	3
Affirmative Insurance Holdings, Inc.	1,400	21
Affordable Residential Communities	3,500	36
Alfa Corp.	1,500	25
Amcore Financial, Inc.	100	3
American Home Mortgage Investment Corp. (ö)	2,700	86
Ameris Bancorp	300	8
Anthracite Capital, Inc. (ö)	5,000	64

	Principal Amount ($) or Shares	Market Value $
Ashford Hospitality Trust, Inc. (ö)	1,100	13
Bancfirst Corp.	1,200	57
Bank of Granite Corp.	2,500	54
Banner Corp.	1,500	62
Berkshire Hills Bancorp, Inc.	400	15
Camden National Corp.	100	4
Capital Trust, Inc. Class A (ö)	2,100	82
Capitol Bancorp, Ltd.	1,400	59
Cash America International, Inc.	300	11
Centennial Bank Holdings, Inc. (Æ)	500	5
Citizens Banking Corp.	3,400	86
City Bank	100	5
City Holding Co.	300	12
CNA Surety Corp. (Æ)	300	6
Columbia Banking System, Inc.	100	3
Commerce Group, Inc.	800	24
Community Bank System, Inc.	200	4
Community Banks, Inc.	247	6
Community Trust Bancorp, Inc.	200	8
Corus Bankshares, Inc.	2,800	61
CVB Financial Corp.	1,900	28
Delphi Financial Group Class A	450	17
DiamondRock Hospitality Co. (ö)	5,200	87
Doral Financial Corp.	2,000	10
EMC Insurance Group, Inc.	200	6
Equity Inns, Inc. (ö)	900	14
Equity Lifestyle Properties, Inc. (ö)	1,900	85
Equity One, Inc. (ö)	200	5
Ezcorp, Inc. Class A (Æ)	300	12
Farmers Capital Bank Corp.	200	7
FBL Financial Group, Inc. Class A	1,200	40
Federal Agricultural Mortgage Corp. Class C	1,200	34
FelCor Lodging Trust, Inc. (ö)	4,000	86
Fieldstone Investment Corp. (ö)	7,700	66
First Bancorp	8,500	78
First Charter Corp.	900	22
First Financial Corp.	200	7
First Regional Bancorp (Æ)	600	17
FirstFed Financial Corp. (Æ)	500	25
Flag Financial Corp.	200	5
Flagstar Bancorp, Inc.	300	4
FNB Corp.	700	25
Franklin Bank Corp. (Æ)	400	8
Getty Realty Corp. (ö)	200	6
Glenborough Realty Trust, Inc. (ö)	300	8
Glimcher Realty Trust (ö)	3,500	85
Great American Financial Resources, Inc.	600	13
Greenhill & Co., Inc.	100	5
Hanmi Financial Corp.	700	14
Harleysville Group, Inc.	1,400	50
Harleysville National Corp.	110	2

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Highland Hospitality Corp. (ö)	1,100	15
Horace Mann Educators Corp.	300	6
Horizon Financial Corp.	1,800	54
Independent Bank Corp.	200	7
Innkeepers USA Trust (ö)	2,800	46
Integra Bank Corp.	2,500	65
Irwin Financial Corp.	1,000	19
James River Group, Inc. (Æ)	700	20
Knight Capital Group, Inc. Class A (Æ)	1,500	26
LaBranche & Co., Inc. (Æ)	4,200	35
MAF Bancorp, Inc.	1,600	66
MainSource Financial Group, Inc.	400	7
Marlin Business Services Corp. (Æ)	1,200	27
MCG Capital Corp.	400	6
Medical Properties Trust, Inc. (ö)	6,300	84
Mid-State Bancshares	100	3
National Interstate Corp. (Æ)	100	3
Nationwide Health Properties, Inc. (ö)	400	10
Netbank, Inc.	600	4
Novastar Financial, Inc. (Æ)(ö)	300	9
NYMAGIC, Inc.	300	9
Odyssey Re Holdings Corp.	2,800	85
Old National Bancorp	3,800	71
Omega Financial Corp.	1,100	34
Omega Healthcare Investors, Inc. (ö)	200	3
optionsXpress Holdings, Inc.	1,800	47
Oriental Financial Group	500	6
Partners Trust Financial Group, Inc.	4,100	45
Pennsylvania Real Estate Investment Trust (ö)	300	13
Peoples Bancorp, Inc.	1,300	39
PFF Bancorp, Inc.	200	7
Phoenix Cos., Inc. (The)	6,600	97
Pico Holdings, Inc. (Æ)	700	24
Piper Jaffray Cos., Inc. (Æ)	1,400	82
PMA Capital Corp. Class A (Æ)	1,900	18
Post Properties, Inc. (ö)	300	14
ProAssurance Corp. (Æ)	300	15
Provident Bankshares Corp.	100	4
Provident Financial Services, Inc.	1,600	30
R&G Financial Corp. Class B	3,500	25
Ramco-Gershenson Properties Trust (ö)	2,200	70
Renasant Corp.	450	14
Republic Bancorp, Inc.
Class A	210	5
Republic Bancorp, Inc.	310	4
Safety Insurance Group, Inc.	500	26
Santander BanCorp	500	10
Saul Centers, Inc. (ö)	2,000	87
Senior Housing Properties Trust (ö)	2,200	45
Simmons First National Corp. Class A (Æ)	100	3
Southwest Bancorp, Inc.	300	8

	Principal Amount ($) or Shares	Market Value $
Suffolk Bancorp	900	31
Sun Communities, Inc. (ö)	1,300	42
SWS Group, Inc.	1,000	25
TierOne Corp.	1,700	58
Triad Guaranty, Inc. (Æ)	1,487	75
Trustreet Properties, Inc. (ö)	1,300	16
UMB Financial Corp.	1,000	35
United Bankshares, Inc.	100	4
United Community Financial Corp.	6,200	79
Universal American Financial Corp. (Æ)	200	3
Waddell & Reed Financial, Inc. Class A	2,800	65
WesBanco, Inc.	500	15
West Coast Bancorp	400	12
Willow Grove Bancorp, Inc.	500	8
Winston Hotels, Inc. (ö)	400	5
WSFS Financial Corp.	300	19
		3,728
Health Care - 10.4%
Air Methods Corp. (Æ)	400	9
Albany Molecular Research, Inc. (Æ)	4,900	48
Alkermes, Inc. (Æ)	4,600	75
Alliance Imaging, Inc. (Æ)	2,000	13
Alpharma, Inc. Class A	1,800	38
American Medical Systems Holdings, Inc. (Æ)	200	4
AMERIGROUP Corp. (Æ)	2,500	79
AMN Healthcare Services, Inc. (Æ)	1,700	41
Applera Corp. - Celera Genomics Group (Æ)	300	4
Apria Healthcare Group, Inc. (Æ)	200	4
Bio-Rad Laboratories, Inc. Class A (Æ)	1,000	73
BioMarin Pharmaceuticals, Inc. (Æ)	200	3
Bradley Pharmaceuticals, Inc. (Æ)	800	12
Bruker BioSciences Corp. (Æ)	11,700	83
Cambrex Corp.	100	2
Candela Corp. (Æ)	200	2
Coley Pharmaceutical Group, Inc. (Æ)	4,600	48
Conmed Corp. (Æ)	300	6
Connetics Corp. (Æ)	700	8
Cotherix, Inc. (Æ)	300	2
Cubist Pharmaceuticals, Inc. (Æ)	700	16
Digene Corp. (Æ)	100	4
Diversa Corp. (Æ)	300	3
DJO, Inc. (Æ)	1,500	58
Enzon Pharmaceuticals, Inc. (Æ)	9,600	79
Exelixis, Inc. (Æ)	400	4
Genitope Corp. (Æ)	400	1
GTx, Inc. (Æ)	400	4
ICU Medical, Inc. (Æ)	1,100	48
Illumina, Inc. (Æ)	600	20
Immucor, Inc. (Æ)	750	16

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Incyte Corp. (Æ)	600	3
Integra LifeSciences Holdings Corp. (Æ)	1,900	73
Kindred Healthcare, Inc. (Æ)	200	6
Lexicon Genetics, Inc. (Æ)	17,000	71
Lifecell Corp. (Æ)	700	21
Luminex Corp. (Æ)	2,500	48
Magellan Health Services, Inc. (Æ)	1,300	62
Maxygen, Inc. (Æ)	300	2
Medarex, Inc. (Æ)	800	9
Medcath Corp. (Æ)	900	25
Medicis Pharmaceutical Corp. Class A	100	3
Molina Healthcare, Inc. (Æ)	600	22
Nabi Biopharmaceuticals (Æ)	1,700	10
New River Pharmaceuticals, Inc. (Æ)	400	10
Odyssey HealthCare, Inc. (Æ)	2,700	43
Omnicell, Inc. (Æ)	700	13
OraSure Technologies, Inc. (Æ)	3,800	26
Pain Therapeutics, Inc. (Æ)	5,200	42
Par Pharmaceutical Cos., Inc. (Æ)	100	2
Parexel International Corp. (Æ)	300	10
Perrigo Co.	4,700	76
PharmaNet Development Group, Inc. (Æ)	800	16
Phase Forward, Inc. (Æ)	1,600	19
PSS World Medical, Inc. (Æ)	300	6
Regeneron Pharmaceuticals, Inc. (Æ)	500	8
RehabCare Group, Inc. (Æ)	200	3
Res-Care, Inc. (Æ)	400	8
Savient Pharmaceuticals, Inc. (Æ)	1,400	9
Sciele Pharma, Inc. (Æ)	400	7
Symbion, Inc. (Æ)	600	14
Tanox, Inc. (Æ)	2,300	35
Trimeris, Inc. (Æ)	200	2
Trizetto Group, Inc. (The) (Æ)	3,500	48
Varian, Inc. (Æ)	2,000	93
Ventana Medical Systems, Inc. (Æ)	800	37
Viropharma, Inc. (Æ)	1,500	19
Vital Signs, Inc.	800	43
Xenoport, Inc. (Æ)	1,000	22
Zoll Medical Corp. (Æ)	400	15
		1,788
Industrials - 14.4%
AAR Corp. (Æ)	100	2
Actuant Corp. Class A	100	5
Acuity Brands, Inc.	2,100	90
Administaff, Inc.	1,000	35
Advisory Board Co. (The) (Æ)	400	20
Airtran Holdings, Inc. (Æ)	200	2
American Commercial Lines, Inc. (Æ)	100	5
American Woodmark Corp.	2,300	73
Ampco-Pittsburgh Corp.	200	6
Amrep Corp.	200	9

	Principal Amount ($) or Shares	Market Value $
AO Smith Corp.	500	20
Applied Industrial Technologies, Inc.	300	7
Belden CDT, Inc.	2,200	79
BlueLinx Holdings, Inc.	1,500	16
Brady Corp. Class A	1,500	57
Bucyrus International, Inc. Class A	100	5
CBIZ, Inc. (Æ)	6,400	50
CIRCOR International, Inc.	1,500	43
Clark, Inc.	600	8
Coinstar, Inc. (Æ)	200	5
Comfort Systems USA, Inc.	800	10
COMSYS IT Partners, Inc. (Æ)	3,600	66
Consolidated Graphics, Inc. (Æ)	600	37
Cubic Corp.	800	16
Diamond Management & Technology Consultants, Inc. Class A (Æ)	800	8
Dollar Financial Corp. (Æ)	2,600	50
EGL, Inc. (Æ)	1,200	37
EMCOR Group, Inc. (Æ)	1,000	56
EnerSys (Æ)	200	4
ExpressJet Holdings, Inc. Class A (Æ)	900	6
Flow International Corp. (Æ)	700	9
Franklin Electric Co., Inc.	400	19
G&K Services, Inc. Class A	100	3
General Cable Corp. (Æ)	400	15
Genesee & Wyoming, Inc. Class A (Æ)	1,500	37
Genlyte Group, Inc. (Æ)	1,400	92
GrafTech International, Ltd. (Æ)	400	2
Heartland Express, Inc.	1,066	17
Heico Corp.	400	13
Horizon Lines, Inc. Class A	2,200	35
HUB Group, Inc. Class A (Æ)	2,800	65
ICT Group, Inc. (Æ)	300	9
IHS, Inc. Class A (Æ)	2,600	78
Insteel Industries, Inc.	900	19
Interline Brands, Inc. (Æ)	1,800	45
John H Harland Co.	400	15
Kadant, Inc. (Æ)	1,100	29
Kaydon Corp.	2,200	84
Kforce, Inc. (Æ)	5,500	68
Korn/Ferry International (Æ)	400	8
Labor Ready, Inc. (Æ)	1,800	31
M&F Worldwide Corp. (Æ)	2,000	32
Moog, Inc. Class A (Æ)	550	18
NACCO Industries, Inc. Class A	100	13
Navistar International Corp. (Æ)	1,100	25
NCI Building Systems, Inc. (Æ)	100	5
Nordson Corp.	2,000	80
Orbital Sciences Corp. (Æ)	1,900	34
Pacer International, Inc.	2,800	77
PW Eagle, Inc.	300	11
Regal-Beloit Corp.	500	22

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Republic Airways Holdings, Inc. (Æ)	1,800	29
Spherion Corp. (Æ)	8,200	61
Standard Parking Corp. (Æ)	1,300	44
Sterling Construction Co., Inc. (Æ)	300	6
Teledyne Technologies, Inc. (Æ)	600	23
TeleTech Holdings, Inc. (Æ)	2,000	30
Tetra Tech, Inc. (Æ)	4,800	80
Triumph Group, Inc. (Æ)	400	18
UAP Holding Corp.	1,100	23
United Industrial Corp.	200	11
United Stationers, Inc. (Æ)	1,900	87
Valmont Industries, Inc.	900	47
Vicor Corp.	2,000	25
Volt Information Sciences, Inc. (Æ)	1,200	51
Wabash National Corp.	900	12
Wabtec Corp.	900	25
Waste Connections, Inc. (Æ)	200	7
Woodward Governor Co.	1,300	44
		2,460
Information Technology - 20.3%
Adtran, Inc.	900	22
Advent Software, Inc. (Æ)	1,000	33
Agilysys, Inc.	1,800	24
Altiris, Inc. (Æ)	100	2
AMIS Holdings, Inc. (Æ)	1,000	9
Anaren, Inc. (Æ)	1,700	38
Ansoft Corp. (Æ)	400	10
Ansys, Inc. (Æ)	100	5
Arris Group, Inc. (Æ)	1,400	16
Aspen Technology, Inc. (Æ)	5,800	65
Asyst Technologies, Inc. (Æ)	3,000	22
Atheros Communications, Inc. (Æ)	1,100	18
Avocent Corp. (Æ)	600	18
Black Box Corp.	500	19
Blue Coat Systems, Inc. (Æ)	300	5
Brightpoint, Inc. (Æ)	270	4
Brocade Communications Systems, Inc. (Æ)	8,900	55
Brooks Automation, Inc. (Æ)	200	3
Cabot Microelectronics Corp. (Æ)	300	9
Carrier Access Corp. (Æ)	1,100	10
Ciber, Inc. (Æ)	2,100	14
Cirrus Logic, Inc. (Æ)	7,600	56
Coherent, Inc. (Æ)	2,200	80
CommScope, Inc. (Æ)	3,100	91
Covansys Corp. (Æ)	600	10
CSG Systems International, Inc. (Æ)	3,500	94
CTS Corp.	2,300	34
Cymer, Inc. (Æ)	1,700	70
DealerTrack Holdings, Inc. (Æ)	500	11
Digi International, Inc. (Æ)	6,000	80
Digital Insight Corp. (Æ)	1,800	47

	Principal Amount ($) or Shares	Market Value $
Digital River, Inc. (Æ)	500	24
DTS, Inc. (Æ)	300	6
Earthlink, Inc. (Æ)	1,600	12
Echelon Corp. (Æ)	600	5
Electronics for Imaging, Inc. (Æ)	200	5
Emulex Corp. (Æ)	2,500	43
Exar Corp. (Æ)	200	3
Extreme Networks (Æ)	500	2
Filenet Corp. (Æ)	100	3
Formfactor, Inc. (Æ)	100	5
Forrester Research, Inc. (Æ)	2,800	83
Foundry Networks, Inc. (Æ)	1,600	19
Gartner, Inc. (Æ)	200	3
Genesis Microchip, Inc. (Æ)	1,900	25
Gerber Scientific, Inc. (Æ)	300	5
Global Imaging Systems, Inc. (Æ)	1,000	22
Infospace, Inc. (Æ)	2,000	44
infoUSA, Inc.	3,700	31
Interdigital Communications Corp. (Æ)	2,600	86
Internet Security Systems, Inc. (Æ)	1,900	53
Interwoven, Inc. (Æ)	600	7
INVESTools, Inc. (Æ)	1,000	9
Ipass, Inc. (Æ)	1,000	5
Ixia (Æ)	1,200	12
j2 Global Communications, Inc. (Æ)	800	20
Keane, Inc. (Æ)	800	12
Knot, Inc. (The) (Æ)	500	9
Kopin Corp. (Æ)	2,600	10
Lawson Software, Inc. (Æ)	1,000	7
Lightbridge, Inc. (Æ)	700	8
Littelfuse, Inc. (Æ)	2,000	72
Macrovision Corp. (Æ)	600	14
Magma Design Automation, Inc. (Æ)	3,400	26
Manhattan Associates, Inc. (Æ)	800	19
Mapinfo Corp. (Æ)	200	2
Mastec, Inc. (Æ)	300	3
Mattson Technology, Inc. (Æ)	500	4
Measurement Specialties, Inc. (Æ)	1,000	20
Mercury Computer Systems, Inc. (Æ)	200	2
Micrel, Inc. (Æ)	5,100	51
Microsemi Corp. (Æ)	800	22
MicroStrategy, Inc. Class A (Æ)	400	36
Microtune, Inc. (Æ)	100	1
MKS Instruments, Inc. (Æ)	2,300	48
Monolithic Power Systems, Inc. (Æ)	2,500	23
MPS Group, Inc. (Æ)	6,300	89
MRO Software, Inc. (Æ)	500	13
MTS Systems Corp.	1,000	34
Netscout Systems, Inc. (Æ)	1,600	11
Nextest Systems Corp. (Æ)	500	8
NIC, Inc. (Æ)	1,700	9
Omnivision Technologies, Inc. (Æ)	3,400	56

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
ON Semiconductor Corp. (Æ)	3,300	20
Openwave Systems, Inc. (Æ)	500	4
Oplink Communications, Inc. (Æ)	1,100	22
Opnet Technologies, Inc. (Æ)	3,800	52
Palm, Inc. (Æ)	4,400	64
Parametric Technology Corp. (Æ)	3,440	55
Paxar Corp. (Æ)	100	2
Pegasystems, Inc.	10,200	81
Perficient, Inc. (Æ)	400	5
Pericom Semiconductor Corp. (Æ)	3,200	30
Perot Systems Corp. Class A (Æ)	200	3
Plexus Corp. (Æ)	700	14
Polycom, Inc. (Æ)	1,200	29
Portalplayer, Inc. (Æ)	3,100	38
Presstek, Inc. (Æ)	900	7
QAD, Inc.	700	5
Quest Software, Inc. (Æ)	700	10
Radisys Corp. (Æ)	1,500	36
RealNetworks, Inc. (Æ)	2,400	26
Redback Networks, Inc. (Æ)	700	13
RF Micro Devices, Inc. (Æ)	400	3
Rofin-Sinar Technologies, Inc. (Æ)	400	22
RSA Security, Inc. (Æ)	1,100	31
SafeNet, Inc. (Æ)	800	15
SAVVIS, Inc. (Æ)	200	5
Secure Computing Corp. (Æ)	2,400	15
Silicon Image, Inc. (Æ)	1,800	21
Silicon Storage Technology, Inc. (Æ)	500	2
Sirenza Microdevices, Inc. (Æ)	700	6
Skyworks Solutions, Inc. (Æ)	4,600	21
Smith Micro Software, Inc. (Æ)	300	4
Sohu.com, Inc. (Æ)	1,000	22
SonicWALL, Inc. (Æ)	7,500	77
Staktek Holdings, Inc. (Æ)	1,500	8
Stellent, Inc.	500	5
Sunpower Corp. Class A (Æ)	100	3
Sybase, Inc. (Æ)	3,600	83
Sykes Enterprises, Inc. (Æ)	2,000	40
Synaptics, Inc. (Æ)	1,100	28
TheStreet.com, Inc.	800	9
Transaction Systems Architects, Inc. (Æ)	600	20
Travelzoo, Inc. (Æ)	1,600	48
Trident Microsystems, Inc. (Æ)	400	8
TTM Technologies, Inc. (Æ)	2,100	27
Tyler Technologies, Inc. (Æ)	6,600	86
Ulticom, Inc. (Æ)	600	6
United Online, Inc.	200	2
Utstarcom, Inc. (Æ)	1,500	12
VA Software Corp. (Æ)	1,900	7
Varian Semiconductor Equipment Associates, Inc. (Æ)	300	11
Veeco Instruments, Inc. (Æ)	400	10

	Principal Amount ($) or Shares	Market Value $
Websense, Inc. (Æ)	1,200	25
Wind River Systems, Inc. (Æ)	1,900	19
Wright Express Corp. (Æ)	2,900	78
Zoran Corp. (Æ)	2,900	52
Zygo Corp. (Æ)	600	8
		3,470
Materials - 4.3%
AEP Industries, Inc. (Æ)	200	9
AK Steel Holding Corp. (Æ)	6,800	86
Aleris International, Inc. (Æ)	300	15
Greif, Inc. Class A	500	36
HB Fuller Co.	3,000	58
Headwaters, Inc. (Æ)	200	4
Hercules, Inc. (Æ)	3,600	56
Innospec, Inc.	3,100	85
MacDermid, Inc.	200	6
NewMarket Corp.	700	43
Olympic Steel, Inc.	300	8
OM Group, Inc. (Æ)	2,500	100
Oregon Steel Mills, Inc. (Æ)	500	24
Quanex Corp.	400	14
Rock-Tenn Co. Class A	4,200	81
Ryerson, Inc.	1,000	21
Sensient Technologies Corp.	600	12
Silgan Holdings, Inc.	1,700	60
Stillwater Mining Co. (Æ)	2,100	20
US Concrete, Inc. (Æ)	700	4
		742
Telecommunication Services - 2.0%
Cincinnati Bell, Inc. (Æ)	12,500	63
Cogent Communications Group, Inc. (Æ)	1,400	13
CT Communications, Inc.	2,300	53
General Communication, Inc. Class A (Æ)	6,700	85
North Pittsburgh Systems, Inc.	800	20
Premiere Global Services, Inc. (Æ)	1,800	14
Syniverse Holdings, Inc. (Æ)	4,300	72
USA Mobility, Inc.	700	16
		336
Utilities - 2.3%
Avista Corp.	1,400	34
Cleco Corp.	1,900	48
Duquesne Light Holdings, Inc.	700	14
El Paso Electric Co. (Æ)	900	22
Empire District Electric Co. (The)	900	20
Idacorp, Inc.	1,300	50
Northwest Natural Gas Co.	100	4
NorthWestern Corp.	700	24
Otter Tail Corp.	100	3
SJW Corp.	600	18
South Jersey Industries, Inc.	800	23
Southwest Gas Corp.	1,400	47

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Unisource Energy Corp.	200	7
Westar Energy, Inc.	1,600	39
WGL Holdings, Inc.	1,200	37
		390
Total Common Stocks (cost $15,393)		16,676
Short-Term Investments - 2.5%
AIM Short Term Investment Treasury Portfolio	230,229	230
Federated Investors Prime Cash Obligations Fund	197,499	197
Total Short-Term Investments (cost $427)		427
Total Investments - 100.0% (identified cost $15,820)		17,103
Other Assets and Liabilities, Net - (0.0%)		(7)
Net Assets - 100.0%		17,096

Futures Contracts (Number of Contracts)	Notional Amount $	Unrealized Appreciation (Depreciation) $
Long Positions
Russell 2000® Mini Index expiration date 09/06 (5)	361	6
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)		6

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA
Enhanced Small Cap Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	14.0
Consumer Staples	3.6
Energy	4.4
Financials	21.8
Health Care	10.4
Industrials	14.4
Information Technology	20.3
Materials	4.3
Telecommunication Services	2.0
Utilities	2.3
Short-Term Investments	2.5
Total Investments	100.0
Other Assets and Liabilities, Net	—	*
	100.0
Futures Contracts	—	*

* Less than .05% of net assets.

See accompanying notes which are an integral part of the financial statements.

Enhanced Small Cap Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis — August 31, 2006 (Unaudited)

Objective:  The Fund seeks to achieve long term capital appreciation throughout the course of an economic cycle by investing in large and medium capitalization equity securities whose underlying valuation or business fundamentals indicate prospects for growth, while selling short the equity securities of companies that have deteriorating business fundamentals and/or valuations.

Invests in:  At least 80% of its total assets in equity securities, such as common stocks, including long and short positions in equity securities.

Strategy:  The Fund seeks to meet its objective by investing in a portfolio of equity securities of large and medium sized companies and sell short the equity securities of those companies that have deteriorating business fundamentals and/or valuations.

Directional Core Equity Fund

Period Ended 08/31/06	Total Return
1 Year	9.06%
Inception	11.97	%+

Russell 1000® Index#

Period Ended 08/31/06	Total Return
1 Year	8.69%
Inception	11.04	%+

Performance quoted represents past performance and past performance does not guarantee future results. Current performance may be higher or lower than the performance quoted. For the most recent month end performance information, visit www.ssgafunds.com. Investment in the Funds poses investment risks, including the possible loss of principal. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

See related Notes on following page.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

How did the Fund's performance over the past 12 months compare to its benchmark?

For the twelve months ended August 31, 2006, the SSgA Directional Core Equity Fund returned 9.06% versus the 8.69% return of the Russell 1000® Index (the "Index"). The Fund's performance includes operating expenses, whereas Index returns are unmanaged, cannot be invested in directly and do not include expenses of any kind. The Index returns reflect all items of income, gain and loss, and the reinvestment of dividends and other income for securities included in the Index.

Please explain what contributed most and least to the Fund's performance during the previous 12 months.

Returns for the SSgA Directional Core Equity Fund were driven by stock selection decisions. The largest contributions stemmed from positions within health care, energy and consumer discretionary stocks. While financials and telecommunication stocks mildly dampened performance. A long position in Kerr-McGee Corp. was the largest stock level contributor. Shares of Kerr-McGee soared higher after Anadarko Petroleum Corp. agreed to pay $21 billion in cash for the company and Western Gas Resources. A long position in Merck & Co. bolstered performance. Investors rewarded the US drug maker after their F.D.A. application for the experimental cancer drug Zolinza received an accelerated review status. In addition, a short position in Pier 1 Imports Inc. added value. A long position in Archer Daniels Midland Co. contributed positively as shares of the world's largest grain processor climbed higher after the company reported that fiscal second quarter profit rose 17% as lower costs for corn and soybeans boosted returns on sales of animal feed, sweeteners and fuel.

The number two maker of anti-virus software, McAfee Inc., served as one of the largest stock-level performance detractors. The stock was held long in early February when shares of the software company sank on news that technology bellwether Microsoft would enter the virus protection software market increasing competition for companies such as McAfee. A few weeks later the software concern announced that fiscal fourth quarter revenue fell 10%, reflecting the sale of its network monitoring business, sending the shares lower. A long position in Pilgrim's Pride Corp. also hurt performance. Shares of the second biggest US poultry processor fell largely due to global bird flu outbreaks that hurt poultry demand and caused meat prices to plunge to 19-year lows. Long positions in Group 1 Automotive Inc. and CompuCredit Corp. also negatively impacted performance as these stocks declined over the past 12 months.

How did the market conditions and the investment strategies and techniques employed during the previous 12 months impact the Fund's performance?

The Fund's investment objective is to participate in up markets while providing for downside protection during market declines with considerably less risk than the broad US large cap equity market. The Fund's investment decisions are based on the belief that companies with favorable relative valuations, the ability to support future growth, solid balance sheets, and strong earnings growth outlooks will outperform the market over the long term, while companies with the opposite characteristics will underperform. The SSgA Directional Core Equity Fund is managed to systematically identify and exploit these opportunities utilizing both long and short positions, while providing clients with downside protection. Over the past year, performance of these perspectives were muted overall. While no factor was particularly negative over the past 12 months, no component was exceptionally strong either. Price-to-earnings, free cash flow and estimate revision (a proxy for earnings growth) have been nearly flat. Changes in net operating assets, a measure used to assess earnings quality, offered slightly more promising results, however, price reversal was negative.

The views expressed in this report reflect those of the portfolio managers only through the end of the period covered by the report. These views do not necessarily represent the views of SSgA Funds Management, Inc. ("SSgA FM") or any other person in SSgA FM or any other affiliated organization. These views are subject to change at any time based upon market conditions or other events, and SSgA FM disclaims any responsibility to update the views contained herein. These views should not be relied on as investment advice and, because investment decisions for an SSgA Fund are based on numerous factors, should not be relied on as an indication of investment decisions of any SSgA Fund.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Portfolio Management Discussion and Analysis, continued — August 31, 2006 (Unaudited)

Notes: The following notes relate to the Growth of $10,000 graph and tables on the preceding page.

  *  The Fund commenced operations on May 11, 2005. Index comparison also began on May 11, 2005.

  #  The Russell 1000® Index includes the 1,000 largest companies in the Russell 3000® Index. The Russell 1000® Index represents the universe of stocks from which most active money managers typically select. The Russell 1000® Index return reflects adjustments for income dividends and capital gains distributions reinvested as of the ex-dividend dates.

  +  Annualized.

Performance data reflects an expense limitation currently in effect, without which returns would have been lower.

Directional Core Equity Fund

SSgA

Directional Core Equity Fund

Shareholder Expense Example — August 31, 2006 (Unaudited)

Fund Expenses

The following disclosure provides important information regarding each Fund's Expense Example, which appears on each Fund's individual page in this Annual Report. Please refer to this information when reviewing the Expense Example for a Fund.

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including advisory and administrative fees; distribution (12b-1) and/or service fees; and other Fund expenses. The Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for this fund is from March 1, 2006 to August 31, 2006.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in this column, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first column in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. Redemption of shares of the Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. The fee is not included in the table below. If it was, the estimate of expenses paid during the period would be higher, and the ending amount value lower.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Directional Core Equity Fund will no longer be subject to a redemption fee.

	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value March 1, 2006	$1,000.00	$1,000.00
Ending Account Value August 31, 2006	$1,033.10	$1,016.28
Expenses Paid During Period *	$9.07	$9.00

* Expenses are equal to the Fund's expense ratio of 1.77% (representing the six month period annualized), multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). On an annual basis and based on average daily net assets, the annualized expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the adviser. Includes amounts waived and/or reimbursed by the investment adviser. Without the waiver and/or reimbursement, expenses would have been higher.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Common Stocks - 92.8%
Consumer Discretionary - 18.6%
AnnTaylor Stores Corp. (Æ)	10,200	406
Apollo Group, Inc. Class A (Æ)	2,200	110
Big Lots, Inc. (Æ)	19,300	354
Black & Decker Corp.	700	52
Career Education Corp. (Æ)	7,092	136
CBRL Group, Inc.	5,200	197
CBS Corp. Class B (Å)	17,653	504
Domino's Pizza, Inc. (Å)	23,400	572
Dress Barn, Inc. (Æ)	8,300	146
Expedia, Inc. (Æ)	3,600	59
Group 1 Automotive, Inc. (Å)	10,400	471
Harley-Davidson, Inc.	1,300	76
ITT Educational Services, Inc. (Æ)	600	40
Jarden Corp. (Æ)	1,900	56
Jones Apparel Group, Inc.	4,700	147
Kohl's Corp. (Æ)	2,500	156
Marvel Entertainment, Inc. (Æ)	6,100	131
McDonald's Corp.	5,400	194
Omnicom Group, Inc.	1,900	166
Payless Shoesource, Inc. (Æ)	16,700	392
Rent-A-Center, Inc. (Æ)	1,300	35
Sherwin-Williams Co. (The)	2,200	114
Wyndham Worldwide Corp. (Æ)	1,963	57
		4,571
Consumer Staples - 2.1%
Altria Group, Inc.	2,000	167
Archer-Daniels-Midland Co.	3,461	142
Coca-Cola Enterprises, Inc.	3,500	78
Energizer Holdings, Inc. (Æ)	2,000	134
		521
Energy - 11.4%
Chevron Corp.	1,350	87
ConocoPhillips	519	33
Exxon Mobil Corp. (Å)	12,090	818
Occidental Petroleum Corp.	5,300	270
Sunoco, Inc.	4,273	307
Tesoro Corp.	7,500	485
Tidewater, Inc.	10,300	490
Todco (Æ)	8,500	315
		2,805
Financials - 16.3%
American Home Mortgage Investment Corp. (ö)	5,800	184
AmeriCredit Corp. (Æ)	4,500	106
Ameriprise Financial, Inc.	2,300	105
AON Corp.	3,603	125
Bank of America Corp. (Å)	9,369	482
Capital One Financial Corp. (Å)	5,395	394

	Principal Amount ($) or Shares	Market Value $
Chubb Corp.	4,208	211
Citigroup, Inc. (Å)	8,769	433
Comerica, Inc.	9,100	521
CompuCredit Corp. (Æ)	10,650	310
E*Trade Financial Corp. (Æ)	10,926	258
JPMorgan Chase & Co.	7,000	320
Metlife, Inc.	1,000	55
PNC Financial Services Group, Inc.	5,800	411
Realogy Corp. (Æ)	2,454	52
St. Paul Travelers Cos., Inc. (The)	1,000	44
		4,011
Health Care - 16.2%
AMERIGROUP Corp. (Æ)	9,000	284
AmerisourceBergen Corp.	3,100	137
Becton Dickinson & Co. (Å)	9,050	631
Community Health Systems, Inc. (Æ)	1,662	65
Coventry Health Care, Inc. (Æ)	1,100	60
Humana, Inc. (Æ)	1,900	116
Johnson & Johnson	2,165	140
King Pharmaceuticals, Inc. (Æ) (Å)	34,403	558
Merck & Co., Inc. (Å)	18,110	734
Pfizer, Inc.	16,520	455
Sierra Health Services, Inc. (Æ)	1,100	47
Universal Health Services, Inc. Class B	8,500	481
WellCare Health Plans, Inc. (Æ)	5,100	286
		3,994
Industrials - 8.1%
AGCO Corp. (Æ)	900	22
Con-way, Inc.	522	25
Continental Airlines, Inc. Class B (Æ)	1,700	43
Cooper Industries, Ltd. Class A	1,300	106
Cummins, Inc.	3,423	393
General Dynamics Corp.	1,400	95
General Electric Co.	3,181	108
Illinois Tool Works, Inc.	4,700	206
Lockheed Martin Corp. (Å)	6,373	526
Nordson Corp.	2,000	80
Norfolk Southern Corp.	245	11
Northrop Grumman Corp.	2,200	147
Raytheon Co.	1,900	90
Terex Corp. (Æ)	1,200	53
Thomas & Betts Corp. (Æ)	2,000	90
		1,995
Information Technology - 19.0%
Accenture, Ltd. Class A	1,800	54
BMC Software, Inc. (Æ)(Å)	20,600	548
Brocade Communications Systems, Inc. (Æ)	44,400	275
Cisco Systems, Inc. (Æ) (Å)	24,600	541
Computer Sciences Corp. (Æ)	4,450	211
Fairchild Semiconductor International, Inc. (Æ)	8,000	144

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Schedule of Investments, continued — August 31, 2006

Amounts in thousands (except share amounts)

	Principal Amount ($) or Shares	Market Value $
Fiserv, Inc. (Æ)	605	27
Hewlett-Packard Co.	8,200	300
Lexmark International, Inc. Class A (Æ) (Å)	11,900	667
McAfee, Inc. (Æ) (Å)	19,524	444
Microsoft Corp.	8,832	227
Motorola, Inc. (Å)	26,304	615
Sybase, Inc. (Æ)	19,910	459
Tech Data Corp. (Æ)	1,200	42
Texas Instruments, Inc.	3,215	105
		4,659
Materials - 1.1%
Hercules, Inc. (Æ)	16,800	262
Total Common Stocks (cost $22,187)		22,818
Short-Term Investments - 5.2%
AIM Short Term Investment Treasury Portfolio	534,176	534
Federated Investors Prime Cash Obligations Fund	747,641	748
Total Short-Term Investments (cost $1,282)		1,282
Total Investments – 98.0% (identified cost $23,469)		24,100
Securities Sold Short - (30.1%)
Consumer Discretionary - (12.5%)
Boyd Gaming Corp.	(4,800)	(174)
Carmax, Inc. (Æ)	(8,050)	(303)
Dow Jones & Co., Inc.	(4,100)	(148)
Foot Locker, Inc.	(700)	(17)
Hilton Hotels Corp.	(10,500)	(267)
Hovnanian Enterprises, Inc. Class A (Æ)	(8,700)	(231)
Interpublic Group of Cos., Inc. (Æ)	(32,200)	(296)
Las Vegas Sands Corp. (Æ)	(3,900)	(272)
OSI Restaurant Partners, Inc.	(6,273)	(194)
Penn National Gaming, Inc. (Æ)	(5,800)	(192)
Quiksilver, Inc. (Æ)	(15,900)	(223)
Station Casinos, Inc.	(4,500)	(262)
Urban Outfitters, Inc. (Æ)	(13,400)	(210)
XM Satellite Radio Holdings, Inc. Class A (Æ)	(21,000)	(272)
		(3,061)

	Principal Amount ($) or Shares	Market Value $
Energy - (3.5%)
Cheniere Energy, Inc. (Æ)	(6,100)	(201)
Denbury Resources, Inc. (Æ)	(6,100)	(189)
Houston Exploration Co. (Æ)	(3,700)	(237)
Quicksilver Resources, Inc. (Æ)	(6,498)	(244)
		(871)
Financials - (1.7%)
Capitol Federal Financial (Æ)	(7,000)	(238)
NewAlliance Bancshares, Inc. (Æ)	(3,100)	(45)
SLM Corp.	(2,844)	(138)
		(421)
Health Care - (3.6%)
Bristol-Myers Squibb Co.	(2,200)	(48)
ICOS Corp. (Æ)	(10,300)	(253)
Patterson Cos., Inc. (Æ)	(7,800)	(240)
Tenet Healthcare Corp. (Æ)	(42,100)	(332)
		(873)
Industrials - (2.3%)
American Power Conversion Corp.	(12,300)	(216)
Fastenal Co.	(500)	(18)
Hexcel Corp. (Æ)	(16,500)	(248)
Kansas City Southern (Æ)	(2,900)	(77)
		(559)
Information Technology - (4.6%)
Adobe Systems, Inc. (Æ)	(8,800)	(285)
Avid Technology, Inc. (Æ)	(7,600)	(303)
Dolby Laboratories, Inc. Class A (Æ)	(10,800)	(234)
Nuance Communications, Inc. (Æ)	(5,300)	(42)
Zebra Technologies Corp. Class A (Æ)	(7,800)	(264)
		(1,128)
Materials - (0.9%)
Chemtura Corp.	(26,100)	(227)
Telecommunication Services - (1.0%)
Crown Castle International Corp. (Æ)	(7,400)	(254)
Total Securities Sold Short (proceeds $7,460)		(7,394)
Other Assets and Liabilities, Net - 32.1%		7,883
Net Assets - 100.0%		24,589

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Directional Core Equity Fund

Presentation of Portfolio Holdings — August 31, 2006 (Unaudited)

Categories	% of Net Assets
Consumer Discretionary	18.6
Consumer Staples	2.1
Energy	11.4
Financials	16.3
Health Care	16.2
Industrials	8.1
Information Technology	19.0
Materials	1.1
Short-Term Investments	5.2
Total Investments	98.0
Securities Sold Short	(30.1)
Other Assets and Liabilities, Net	32.1
100.0

See accompanying notes which are an integral part of the financial statements.

Directional Core Equity Fund

SSgA
Equity Funds

Notes to Schedules of Investments — August 31, 2006

Footnotes:

(Æ)  Nonincome-producing security.

(ö)  Real Estate Investment Trust (REIT).

(§)  Held as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.

(å)  Cash collateral balances were held in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund. See Note 2.

(ÿ)  Rate noted is yield-to-maturity from date of acquisition.

(ç)  Fair value is at amortized cost, which approximate market.

(Ê)  Adjustable or floating rate security. Rate shown reflects rate in effect at period end.

(Í)  Forward commitment.

(ƒ)  Perpetual floating rate security.

(Ú)  This security has been valued by the Security Valuation Committee. It is possible that the estimated value may differ significantly from amount that might ultimately be realized.

(Ø)  In default.

(Ñ)  All or a portion of the shares of this security are on loan.

(d)  Affiliate; the security is purchased with the cash collateral from the securities loaned.

(Å)  Held as collateral in connection with securities sold short.

±  Less than $500.

Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

ADS - American Depositary Share

CME - Chicago Mercantile Exchange

CMO - Collateralized Mortgage Obligation

CVO - Contingent Value Obligation

GDS - Global Depositary Share

LIBOR - London Interbank Offered Rate

PIK - Payment in Kind

FDIC - Federal Deposit Insurance Company

REMIC - Real Estate Mortgage Investment Conduit

STRIP - Separate Trading of Registered Interest and Principal of Securities

TBA - To Be Announced Security

Notes to Schedules of Investments

This page has been intentionally left blank.

SSgA
Equity Funds

Statement of Assets and Liabilities — August 31, 2006

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Assets
Investments, at identified cost	$197,545	$152,489	$106,490	$117,352	$51,482
Investments, at market*	225,027	157,388	120,311	202,206	55,020
Cash	—	—	—	13	—
Cash (restricted)	—	49	—	—	—
Deposits with brokers for securities sold short**	—	—	—	—	—
Receivables:
Dividends and interest	499	67	235	32	105
Investments sold	9,821	1,333	—	—	—
Fund shares sold	28	850	46	267	4
From Adviser	—	1	—	10	21
Daily variation margin on futures contracts	3	—	—	—	—
Prepaid expenses	3	1	—	2	1
Total assets	235,381	159,689	120,592	202,530	55,151
Liabilities
Payables:
Investments purchased	2,167	1,179	—	—	—
Fund shares redeemed	486	130	310	83	57
Accrued fees to affiliates	89	154	135	162	56
Other accrued expenses	47	81	50	45	46
Daily variation margin on futures contracts	—	1	—	—	—
Dividends for securities sold short	—	—	—	—	—
Interfund lending	5,402	—	—	—	—
Securities sold short, at market value**	—	—	—	—	—
Payable upon return of securities loaned	7,478	31,796	1,174	5,072	9,109
Total liabilities	15,669	33,341	1,669	5,362	9,268
Net Assets	$219,712	$126,348	$118,923	$197,168	$45,883
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$937	$(14)	$201	$507	$225
Accumulated net realized gain (loss)	(73,681)	3,959	(80,604)	9,923	5,947
Unrealized appreciation (depreciation) on:
Investments	27,482	4,899	13,821	84,854	3,538
Futures contracts	15	34	—	—	—
Securities sold short**	—	—	—	—	—
Shares of beneficial interest	21	4	6	10	8
Additional paid-in capital	264,938	117,466	185,499	101,874	36,165
Net Assets	$219,712	$126,348	$118,923	$197,168	$45,883
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$10.38	$29.32	$20.32	$20.55	$5.55
Net assets	$219,712,254	$124,774,639	$118,785,555	$197,168,057	$45,656,789
Shares outstanding ($.001 par value)	21,157,634	4,256,118	5,844,682	9,592,611	8,226,094
Net asset value per share: Class R***	$—	$29.28	$20.25	$—	$5.51
Net assets	$—	$1,573,531	$137,669	$—	$226,017
Shares outstanding ($.001 par value)	—	53,740	6,799	—	41,033
Amounts in thousands
* Securities on loan included in investments	$7,312	$30,926	$1,159	$4,954	$9,000
** Proceeds on securities sold short	$—	$—	$—	$—	$—

***  Net asset value per share equals class level net assets divided by class level shares of beneficial interest outstanding.

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Assets
Investments, at identified cost	$183,584	$19,730	$15,927	$15,820	$23,469
Investments, at market*	203,447	21,277	17,788	17,103	24,100
Cash	16	—	—	—	—
Cash (restricted)	—	—	—	14	—
Deposits with brokers for securities sold short**	—	—	—	—	7,768
Receivables:
Dividends and interest	458	23	46	9	42
Investments sold	—	—	—	—	—
Fund shares sold	2	—	—	1	127
From Adviser	—	—	14	16	17
Daily variation margin on futures contracts	1	—	—	—	—
Prepaid expenses	3	1	—	—	1
Total assets	203,927	21,301	17,848	17,143	32,055
Liabilities
Payables:
Investments purchased	—	—	—	—	—
Fund shares redeemed	—	—	—	—	—
Accrued fees to affiliates	80	20	17	24	44
Other accrued expenses	43	36	32	23	21
Daily variation margin on futures contracts	—	—	—	—	—
Dividends for securities sold short	—	—	—	—	7
Interfund lending	—	—	—	—	—
Securities sold short, at market value**	—	—	—	—	7,394
Payable upon return of securities loaned	4,180	—	—	—	—
Total liabilities	4,303	56	49	47	7,466
Net Assets	$199,624	$21,245	$17,799	$17,096	$24,589
Net Assets Consist of:
Undistributed (overdistributed) net investment income	$808	$(7)	$95	$29	$119
Accumulated net realized gain (loss)	(13,712)	(629)	1,643	1,203	255
Unrealized appreciation (depreciation) on:
Investments	19,863	1,547	1,861	1,283	631
Futures contracts	110	—	—	6	—
Securities sold short**	—	—	—	—	66
Shares of beneficial interest	20	2	1	1	2
Additional paid-in capital	192,535	20,332	14,199	14,574	23,516
Net Assets	$199,624	$21,245	$17,799	$17,096	$24,589
Net Asset Value, offering and redemption price per share:
Net asset value per share: Institutional Class***	$9.98	$10.39	$12.30	$11.72	$11.54
Net assets	$199,624,086	$21,245,384	$17,798,893	$17,095,537	$24,589,168
Shares outstanding ($.001 par value)	20,000,463	2,045,773	1,447,072	1,458,522	2,131,232
Net asset value per share: Class R***	$—	$—	$—	$—	$—
Net assets	$—	$—	$—	$—	$—
Shares outstanding ($.001 par value)	—	—	—	—	—
Amounts in thousands
* Securities on loan included in investments	$4,076	$—	$—	$—	$—
** Proceeds on securities sold short	$—	$—	$—	$—	$7,460

See accompanying notes which are an integral part of the financial statements.

Statement of Assets and Liabilities

SSgA
Equity Funds

Statement of Operations — For the Period Ended August 31, 2006

Amounts in thousands	Disciplined Equity Fund	Small Cap Fund	Core Opportunities Fund	Tuckerman Active REIT Fund	Aggressive Equity Fund
Investment Income
Dividends	$4,421	$2,751	$1,972	$4,336	$794
Dividends from affiliated money market fund	—	—	46	—	—
Interest	9	8	—	—	—
Securities lending income	19	193	7	12	13
Total investment income	4,449	2,952	2,025	4,348	807
Expenses
Advisory fees	578	2,674	1,004	1,061	391
Administrative fees	103	135	72	82	46
Custodian fees	70	118	55	47	54
Distribution fees	55	167	84	266	45
Distribution fees — Class R	—	1	1	—	—
Transfer agent fees	49	98	63	62	55
Professional fees	43	58	32	37	44
Registration fees	14	27	29	23	23
Shareholder servicing fees	97	561	186	108	14
Shareholder servicing fees — Class R	—	8	1	—	1
Trustees' fees	19	26	16	17	14
Insurance fees	4	9	5	1	1
Printing fees	13	40	5	11	2
Miscellaneous	8	15	5	5	4
Expenses before reductions	1,053	3,937	1,558	1,720	694
Expense reductions	(2)	(4)	(82)	(88)	(120)
Dividends from securities sold short	—	—	—	—	—
Net expenses	1,051	3,933	1,476	1,632	574
Net investment income (loss)	3,398	(981)	549	2,716	233
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	14,544	134,150	11,846	12,888	6,965
Futures contracts	(10)	(708)	—	—	(11)
Securities sold short	—	—	—	—	—
Net realized gain (loss)	14,534	133,442	11,846	12,888	6,954
Net change in unrealized appreciation (depreciation) on:
Investments	2,060	(118,707)	(5,253)	23,290	(3,138)
Futures contracts	105	(17)	—	—	—
Securities sold short	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	2,165	(118,724)	(5,253)	23,290	(3,138)
Net realized and unrealized gain (loss)	16,699	14,718	6,593	36,178	3,816
Net Increase (Decrease) in Net Assets from Operations	$20,097	$13,737	$7,142	$38,894	$4,049

  *  Less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands	IAM SHARES Fund	Large Cap Growth Opportunities Fund	Large Cap Value Fund	Enhanced Small Cap Fund	Directional Core Equity Fund
Investment Income
Dividends	$3,967	$200	$373	$191	$210
Dividends from affiliated money market fund	—	12	—	—	—
Interest	8	—	2	—	167
Securities lending income	7	—	—	—	—
Total investment income	3,982	212	375	191	377
Expenses
Advisory fees	503	149	125	77	172
Administrative fees	94	36	35	35	33
Custodian fees	64	25	32	62	39
Distribution fees	110	4	3	3	12
Distribution fees — Class R	—	—	—	—	—
Transfer agent fees	32	24	18	23	22
Professional fees	34	20	32	18	19
Registration fees	14	12	13	18	17
Shareholder servicing fees	52	5	4	16	5
Shareholder servicing fees — Class R	—	—	—	—	—
Trustees' fees	18	10	11	12	9
Insurance fees	2	—	—	—	—
Printing fees	9	—	—	1	4
Miscellaneous	5	—	2	1	1
Expenses before reductions	937	285	275	266	333
Expense reductions	— *	(67)	(92)	(137)	(113)
Dividends from securities sold short	—	—	—	—	26
Net expenses	937	218	183	129	246
Net investment income (loss)	3,045	(6)	192	62	131
Net Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(199)	300	1,942	1,249	467
Futures contracts	50	—	—	(11)	—
Securities sold short	—	—	—	—	(207)
Net realized gain (loss)	(149)	300	1,942	1,238	260
Net change in unrealized appreciation (depreciation) on:
Investments	14,779	96	(151)	358	367
Futures contracts	72	—	—	14	—
Securities sold short	—	—	—	—	141
Net change in unrealized appreciation (depreciation)	14,851	96	(151)	372	508
Net realized and unrealized gain (loss)	14,702	396	1,791	1,610	768
Net Increase (Decrease) in Net Assets from Operations	$17,747	$390	$1,983	$1,672	$899

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

SSgA
Equity Funds

Statement of Changes in Net Assets — For the Periods Ended August 31,

	Disciplined Equity Fund		Small Cap Fund		Core Opportunities Fund		Tuckerman Active REIT Fund		Aggressive Equity Fund
Amounts in thousands	2006	2005	2006	2005	2006	2005	2006	2005	2006	2005
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,398	$4,050	$(981)	$(707)	$549	$2,149	$2,716	$3,048	$233	$515
Net realized gain (loss)	14,534	5,388	133,442	42,010	11,846	(468)	12,888	9,501	6,954	8,245
Net change in unrealized appreciation (depreciation)	2,165	20,254	(118,724)	99,939	(5,253)	29,226	23,290	21,261	(3,138)	(761)
Net increase (decrease) in net assets from operations	20,097	29,692	13,737	141,242	7,142	30,907	38,894	33,810	4,049	7,999
Distributions
From net investment income***	(3,306)	(3,721)	—	—	(556)	(2,057)	(2,519)	(3,037)	(83)	(863)
From net realized gain
Institutional Class	—	—	(32,804)	(29,748)	—	—	(5,078)	(6,951)	(3,488)	—
Class R	—	—	(45)	(1)	—	—	—	—	(14)	—
Net decrease in net assets from distributions	(3,306)	(3,721)	(32,849)	(29,749)	(556)	(2,057)	(7,597)	(9,988)	(3,585)	(863)
Share Transactions
Net increase (decrease) in net assets from share transactions	(34,179)	(40,803)	(675,494)	178,108	(30,602)	(198,169)	12,575	4,770	(11,096)	(16,792)
Total Net Increase (Decrease) in Net Assets	(17,388)	(14,832)	(694,606)	289,601	(24,016)	(169,319)	43,872	28,592	(10,632)	(9,656)
Net Assets
Beginning of period	237,100	251,932	820,954	531,353	142,939	312,258	153,296	124,704	56,515	66,171
End of period	$219,712	$237,100	$126,348	$820,954	$118,923	$142,939	$197,168	$153,296	$45,883	$56,515
Undistributed (overdistributed) net investment income included in net assets	$937	$847	$(14)	$(11)	$201	$208	$507	$308	$225	$75

*  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

**  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

***  Includes Core Opportunities Fund Class R distributions of less than $500.

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	IAM SHARES Fund		Large Cap Growth Opportunities Fund		Large Cap Value Fund		Enhanced Small Cap Fund		Directional Core Equity Fund
Amounts in thousands	2006	2005	2006	2005	2006	2005	2006	2005*	2006	2005**
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,045	$3,165	$(6)	$97	$192	$189	$62	$25	$131	$5
Net realized gain (loss)	(149)	(81)	300	(737)	1,942	745	1,238	117	260	(5)
Net change in unrealized appreciation (depreciation)	14,851	15,300	96	2,489	(151)	1,894	372	917	508	189
Net increase (decrease) in net assets from operations	17,747	18,384	390	1,849	1,983	2,828	1,672	1,059	899	189
Distributions
From net investment income***	(2,947)	(2,862)	—	(108)	(207)	(131)	(59)	—	(17)	—
From net realized gain
Institutional Class	—	—	—	—	(448)	—	(151)	—	—	—
Class R	—	—	—	—	—	—	—	—	—	—
Net decrease in net assets from distributions	(2,947)	(2,862)	—	(108)	(655)	(131)	(210)	—	(17)	—
Share Transactions
Net increase (decrease) in net assets from share transactions	(1,044)	2,719	1,894	(1,846)	1,045	(2,999)	1,520	13,055	20,337	3,181
Total Net Increase (Decrease) in Net Assets	13,756	18,241	2,284	(105)	2,373	(302)	2,982	14,114	21,219	3,370
Net Assets
Beginning of period	185,868	167,627	18,961	19,066	15,426	15,728	14,114	—	3,370	—
End of period	199,624	$185,868	$21,245	$18,961	$17,799	$15,426	$17,096	$14,114	$24,589	$3,370
Undistributed (overdistributed) net investment income included in net assets	$808	$725	$(7)	$(5)	$95	$111	$29	$25	$119	$5

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

SSgA
Equity Funds

Financial Highlights — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)	$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Disciplined Equity Fund
August 31, 2006	9.65	.15	.72	.87	(.14)	—	(.14)
August 31, 2005	8.73	.15	.90	1.05	(.13)	—	(.13)
August 31, 2004	7.97	.11	.76	.87	(.11)	—	(.11)
August 31, 2003	7.36	.10	.61	.71	(.10)	—	(.10)
August 31, 2002	8.83	.09	(1.48)	(1.39)	(.08)	—	(.08)
Small Cap Fund
Insititutional Class
August 31, 2006	29.86	(.08)	.76	.68	— (b)	(1.22)	(1.22)
August 31, 2005	24.85	(.03)	6.34	6.31	—	(1.30)	(1.30)
August 31, 2004	22.25	(.03)	2.67	2.64	(.04)	—	(.04)
August 31, 2003	18.41	.06	3.80	3.86	(.02)	—	(.02)
August 31, 2002	19.60	— (b)	(1.17)	(1.17)	(.02)	—	(.02)
Class R
August 31, 2006	29.80	(.24)	.94	.70	—	(1.22)	(1.22)
August 31, 2005	24.86	(.15)	6.39	6.24	—	(1.30)	(1.30)
August 31, 2004 (1)	24.48	— (b)	.38	.38	—	—	—
Core Opportunities Fund
Insititutional Class
August 31, 2006	19.39	.08	.93	1.01	(.08)	—	(.08)
August 31, 2005	17.37	.17	1.99	2.16	(.14)	—	(.14)
August 31, 2004	17.03	.05	.35	.40	(.06)	—	(.06)
August 31, 2003	15.33	.05	1.69	1.74	(.04)	—	(.04)
August 31, 2002	18.86	(.01)	(3.52)	(3.53)	—	—	—
Class R
August 31, 2006	19.35	— (b)	.91	.91	(.01)	—	(.01)
August 31, 2005	17.38	.02	2.10	2.12	(.15)	—	(.15)
August 31, 2004 (1)	17.77	.02	(.41)	(.39)	—	—	—
Tuckerman Active REIT Fund
August 31, 2006	17.05	.30	4.06	4.36	(.28)	(.58)	(.86)
August 31, 2005	14.20	.34	3.62	3.96	(.34)	(.77)	(1.11)
August 31, 2004	11.45	.34	3.15	3.49	(.34)	(.40)	(.74)
August 31, 2003	10.61	.52	.84	1.36	(.52)	—	(.52)
August 31, 2002	10.24	.51	.36	.87	(.50)	—	(.50)

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less than .005%.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)	% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Disciplined Equity Fund
August 31, 2006	10.38	9.10	219,712	.45	.46	1.47	43.78
August 31, 2005	9.65	12.14	237,100	.46	.46	1.60	33.64
August 31, 2004	8.73	10.93	251,932	.41	.41	1.30	35.70
August 31, 2003	7.97	9.83	223,408	.38	.56	1.39	28.15
August 31, 2002	7.36	(15.93)	271,982	.46	.96	1.01	20.50
Small Cap Fund
Insititutional Class
August 31, 2006	29.32	2.59	124,775	1.10	1.10	(.30)	82.88
August 31, 2005	29.86	26.06	820,473	1.05	1.05	(.10)	83.81
August 31, 2004	24.85	11.87	531,343	1.04	1.04	(.13)	122.11
August 31, 2003	22.25	21.00	362,945	1.04	1.04	.34	114.42
August 31, 2002	18.41	(5.95)	266,972	1.08	1.08	.01	80.16
Class R
August 31, 2006	29.28	2.66	1,574	1.60	1.70	(.79)	82.88
August 31, 2005	29.80	25.75	481	1.54	1.54	(.52)	83.81
August 31, 2004 (1)	24.86	1.55	10	.90	.90	(.06)	122.11
Core Opportunities Fund
Insititutional Class
August 31, 2006	20.32	5.22	118,785	1.10	1.16	.41	60.51
August 31, 2005	19.39	12.47	142,823	1.10	1.13	.93	58.97
August 31, 2004	17.37	2.32	312,248	1.06	1.06	.27	57.31
August 31, 2003	17.03	11.37	377,374	1.10	1.11	.34	40.01
August 31, 2002	15.33	(18.72)	329,920	1.10	1.20	(.06)	45.27
Class R
August 31, 2006	20.25	4.68	138	1.60	1.66	.01	60.51
August 31, 2005	19.35	12.21	116	1.60	1.66	.08	58.97
August 31, 2004 (1)	17.38	(2.18)	10	.91	.91	.31	57.31
Tuckerman Active REIT Fund
August 31, 2006	20.55	26.82	197,168	1.00	1.05	1.66	36.14
August 31, 2005	17.05	28.97	153,296	1.00	1.08	2.18	34.88
August 31, 2004	14.20	31.46	124,704	1.00	1.10	2.71	51.86
August 31, 2003	11.45	13.48	108,564	1.00	1.13	5.03	54.97
August 31, 2002	10.61	8.85	92,888	1.00	1.07	4.97	45.66

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA
Equity Funds

Financial Highlights, continued — For the Periods Ended

For a Share Outstanding Throughout Each Period.

	$ Net Asset Value, Beginning of Period	$ Net Investment Income (Loss)(a)		$ Net Realized and Unrealized Gain (Loss)	$ Total Income from Operations	$ Distributions from Net Investment Income	$ Distributions from Net Realized Gain	$ Total Distributions
Aggressive Equity Fund
Insititutional Class
August 31, 2006	5.52	.02		.37	.39	(.01)	(.35)	(.36)
August 31, 2005	4.94	.04		.61	.65	(.07)	—	(.07)
August 31, 2004	4.56	.03		.35	.38	—	—	—
August 31, 2003	3.88	—	(b)	.68	.68	—	—	—
August 31, 2002	4.38	(.01)		(.49)	(.50)	—	—	—
Class R
August 31, 2006	5.50	—	(b)	.36	.36	—	(.35)	(.35)
August 31, 2005	4.94	—	(b)	.63	.63	(.07)	—	(.07)
August 31, 2004 (1)	4.90	.01		.03	.04	—	—	—
IAM SHARES Fund
August 31, 2006	9.26	.15		.71	.86	(.14)	—	(.14)
August 31, 2005	8.48	.16		.76	.92	(.14)	—	(.14)
August 31, 2004	7.80	.11		.68	.79	(.11)	—	(.11)
August 31, 2003	7.11	.10		.69	.79	(.10)	—	(.10)
August 31, 2002	8.85	.08		(1.74)	(1.66)	(.08)	—	(.08)
Large Cap Growth Opportunities Fund
August 31, 2006	10.21	—	(b)	.18	.18	—	—	—
August 31, 2005	9.37	.05		.84	.89	(.05)	—	(.05)
August 31, 2004 (2)	10.00	—	(b)	(.63)	(.63)	—	—	—
Large Cap Value Fund
August 31, 2006	11.40	.13		1.24	1.37	(.15)	(.32)	(.47)
August 31, 2005	9.73	.12		1.63	1.75	(.08)	—	(.08)
August 31, 2004 (2)	10.00	.03		(.30)	(.27)	—	—	—
Enhanced Small Cap Fund
August 31, 2006	10.85	.04		.98	1.02	(.04)	(.11)	(.15)
August 31, 2005 (3)	10.00	.02		.83	.85	—	—	—
Directional Core Equity Fund
August 31, 2006	10.63	.11		.85	.96	(.05)	—	(.05)
August 31, 2005 (4)	10.00	.02		.61	.63	—	—	—

(1)  For the period May 14, 2004 (commencement of sale) to August 31, 2004.

(2)  For the period March 30, 2004 (commencement of operations) to August 31, 2004.

(3)  For the period March 22, 2005 (commencement of operations) to August 31, 2005.

(4)  For the period May 11, 2005 (commencement of operations) to August 31, 2005.

(a)  Average month-end shares outstanding were used for this calculation.

(b)  Less than $0.005 per share

(c)  Periods less than one year are not annualized.

(d)  The ratios for periods less than one year are annualized.

(e)  May reflect amounts waived and/or reimbursed by the investment adviser and for certain funds, custody credit arrangements.

  The custody credit arrangements had an impact of less than .005%.

(f)  The annualized net expense ratio is 1.60% not including the dividends from securities sold short as contractually agreed by the Adviser.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	$ Net Asset Value, End of Period	% Total Return(c)	$ Net Assets, End of Period (000)	% Ratio of Expenses to Average Net Assets, Net(d)(e)		% Ratio of Expenses to Average Net Assets, Gross(d)	% Ratio of Net Investment Income to Average Net Assets(d)(e)	% Portfolio Turnover Rate(c)
Aggressive Equity Fund
Insititutional Class
August 31, 2006	5.55	7.65	45,657	1.10		1.33	.45	118.13
August 31, 2005	5.52	13.16	56,264	1.10		1.31	.80	147.56
August 31, 2004	4.94	8.42	66,161	1.10		1.14	.54	185.26
August 31, 2003	4.56	17.53	73,602	1.10		1.24	.09	115.51
August 31, 2002	3.88	(11.42)	59,588	1.10		1.11	(.25)	251.64
Class R
August 31, 2006	5.51	7.11	226	1.60		1.92	(.04)	118.13
August 31, 2005	5.50	12.70	251	1.60		1.92	(.07)	147.56
August 31, 2004 (1)	4.94	1.02	10	1.02		1.17	.42	185.26
IAM SHARES Fund
August 31, 2006	9.98	9.38	199,624	.47		.47	1.51	12.05
August 31, 2005	9.26	10.95	185,868	.46		.46	1.76	13.19
August 31, 2004	8.48	10.18	167,627	.44		.44	1.35	3.44
August 31, 2003	7.80	11.26	152,106	.42		.42	1.46	4.95
August 31, 2002	7.11	(18.94)	139,762	.52		.52	.97	9.44
Large Cap Growth Opportunities Fund
August 31, 2006	10.39	1.76	21,245	1.10		1.44	(.03)	62.30
August 31, 2005	10.21	9.51	18,961	1.10		1.63	.47	77.33
August 31, 2004 (2)	9.37	(6.30)	19,066	1.10		2.24	(.05)	142.06
Large Cap Value Fund
August 31, 2006	12.30	12.50	17,799	1.10		1.65	1.15	98.32
August 31, 2005	11.40	18.05	15,426	1.10		1.80	1.11	85.83
August 31, 2004 (2)	9.73	(2.70)	15,728	1.10		2.62	.82	143.07
Enhanced Small Cap Fund
August 31, 2006	11.72	9.54	17,096	.75		1.55	.36	75.71
August 31, 2005 (3)	10.85	8.50	14,114	.75		2.73	.54	23.80
Directional Core Equity Fund
August 31, 2006	11.54	9.06	24,589	1.79	(f)	2.61	.95	108.05
August 31, 2005 (4)	10.63	6.30	3,370	1.81	(f)	6.14	.48	95.09

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

SSgA

Equity Funds

Notes to Financial Statements — August 31, 2006

1.  Organization

The SSgA Funds (the "Investment Company") is a series mutual fund, currently comprised of 26 investment portfolios, which are in operation as of August 31, 2006. These financial statements report on 10 Funds, the SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, and the SSgA Directional Core Equity Fund, referred to as the "Funds," each of which has distinct investment objectives and strategies. Each Fund is a no-load, open-end management investment company, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"). The Investment Company was organized as a Massachusetts business trust on October 3, 1987 and operates under a First Amended and Restated Master Trust Agreement, dated October 13, 1993, as amended (the "Agreement"). The Investment Company's Agreement permits the Board of Trustees (the "Board") to issue an unlimited number of full and fractional shares of beneficial interest at a $.001 par value.

On July 31, 2003, the Class R prospectus for the Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund became effective. Each share class has different distribution and shareholder servicing fee arrangements. Class R shares of the SSgA Funds may not be purchased by individuals directly, but must be purchased through a third party financial institution which is permitted by contract with the SSgA Funds to offer shares. The third party may be a retirement plan administrator, bank, broker or adviser.

2.  Significant Accounting Policies

The Funds' financial statements are prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") which require the use of management estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

Security Valuation

United States equity securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the last reported pricing service price, on the primary exchange on which the security is traded. United States over-the-counter equities are valued on the official closing price. Futures contracts are valued on the basis of settlement price. Investments in other mutual funds are valued at the net asset value per share.

International securities traded on a national securities exchange or over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or lacking the official closing price, at the last sale price on the primary exchange on which the security is traded. Short-term instruments purchased by the Funds and maturing within 60 days of the time of purchase are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the SSgA Funds will use the security's fair value, as determined in accordance with Fair Value Procedures. This generally means that equity securities and fixed income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Funds may use the fair value of a portfolio security to calculate their NAV when, for example: (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the time as of which the Funds calculate their NAV; (3) where a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Funds calculate their NAV; (4) a security's price has remained unchanged over an extended period of time (often referred to as a "stale price"), or (5) the Custodian or Administrator determines that a market quotation is inaccurate. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. A security valued on the basis of an evaluation of its fair value may be valued at a price higher or lower than available market quotations. A security's valuation may differ depending on the method used and the factors considered in determining value pursuant to the Fair Value Procedures. There can be no assurance that the Funds' net asset value fairly reflects security values as of the time of pricing when using the Fair Value Procedures to price the Funds' securities. Events or circumstances affecting the values of fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of fund shares is determined may be reflected in the Trust's calculation of net asset values for each applicable fund when the Trust deems that the particular event or circumstance would materially affect such fund's net asset value.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Funds financial statement disclosures.

Securities Transactions

Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions, if any, are recorded on the basis of identified cost.

Investment Income

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, and interest income is recorded daily on the accrual basis.

Federal Income Taxes

Since the Investment Company is a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

It is each Fund's intention to qualify as a regulated investment company, as defined by the Internal Revenue Code of 1986, as amended. This requires each Fund to distribute all of its taxable income to its shareholders. Therefore, the Funds paid no federal income taxes and no federal income tax provision was required.

At August 31, 2006 the following Funds had net tax basis capital loss carryovers, which may be applied against any realized net taxable gains in each succeeding year or until their expiration dates, whichever occurs first:

	08/31/2009	08/31/2010	08/31/2011	08/31/2012	08/31/2013	08/31/2014	Totals
Disciplined Equity	$—	$33,417,041	$18,406,161	$19,079,919	$—	$—	$70,903,121
Core Opportunities	—	8,046,729	46,439,764	19,132,187	6,690,205	—	80,308,885
IAM SHARES	781,077	1,240,367	8,639,128	1,396,174	859,207	—	12,915,953
Large Cap Growth Opportunities	—	—	—	—	340,199	255,939	596,138

As of August 31, 2006, the Funds' aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes are as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Cost of Investments for Tax Purposes	$200,307,173	$152,495,949	$106,785,785	$117,987,407	$51,490,970
Gross Tax Unrealized Appreciation	35,097,964	12,199,131	15,757,713	84,284,901	4,527,919
Gross Tax Unrealized Depreciation	(10,378,288)	(7,307,054)	(2,232,133)	(66,624)	(998,752)
Net Tax Unrealized Appreciation (Depreciation)	$24,719,676	$4,892,077	$13,525,580	$84,218,277	$3,529,167
Undistributed Ordinary Income	$947,037	$—	$211,085	$1,252,186	$2,131,014
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(70,903,121)	$3,999,870	$(80,308,885)	$9,817,721	$4,059,528

	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Cost of Investments for Tax Purposes	$183,927,993	$19,762,994	$15,930,382	$15,822,642	$23,486,025
Gross Tax Unrealized Appreciation	42,578,403	2,180,381	2,178,688	2,155,711	1,696,844
Gross Tax Unrealized Depreciation	(23,059,416)	(666,058)	(320,636)	(875,398)	(1,083,147)
Net Tax Unrealized Appreciation (Depreciation)	$19,518,987	$1,514,323	$1,858,052	$1,280,313	$613,697
Undistributed Ordinary Income	$819,376	$—	$292,382	$576,500	$363,775
Undistributed Long-Term Gains (Capital Loss Carryforward)	$(12,915,953)	$(596,138)	$1,456,092	$668,543	$28,682

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

Tax Composition of Distributions

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Ordinary Income	$3,306,544	$3,217,546	$556,053	$3,787,348	$82,487
Long-term Capital Gains	$—	$29,631,779	$—	$3,809,881	$3,502,581

	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Ordinary Income	$2,946,831	$—	$249,692	$202,792	$17,825
Long-term Capital Gains	$—	$—	$404,593	$6,855	$—

As permitted by tax regulations, the Funds intend to defer a net realized capital loss incurred from November 1, 2005 to August 31, 2006, and treat it as arising in the fiscal year 2007 as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity
Current Year Post October Loss Deferrals	$—	$—	$—	$—	$—

	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Current Year Post October Loss Deferrals	$342,475	$—	$—	$—	$—

In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48) was issued and is effective for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets and results of operations.

Dividends and Distributions to Shareholders

Income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid on the following frequency:

Disciplined Equity	Quarterly
Small Cap	Annually
Core Opportunities	Quarterly
Tuckerman Active REIT	Monthly
Aggressive Equity	Annually
IAM Shares	Quarterly
Large Cap Growth Opportunities	Annually
Large Cap Value	Annually
Enhanced Small Cap	Annually
Directional Core Equity	Annually

Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for financial reporting purposes ("GAAP"). These differences relate primarily to investments in certain securities sold at a loss. Permanent differences between book and tax accounting are reclassified to paid in capital.

Expenses

Most expenses can be directly attributed to a Fund. Expenses of the Investment Company which cannot be directly attributed are allocated among all Funds of the Investment Company based principally on their relative average net assets.

The Small Cap Fund, Core Opportunities Fund and Aggressive Equity Fund offer Class R Shares. All share classes have identical voting, dividend, liquidation and other rights and the same terms and conditions. The separate classes of shares differ principally in the applicable distribution fees and shareholder servicing fees. Shareholders of each class bear certain expenses that pertain to that particular class. Realized and unrealized gains (losses), net investment income, and expenses with the exception of class level expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

Redemption Fees

To discourage short-term trading, redemptions (including exchanges) of shares of the Directional Core Equity Fund executed within 60 days of the date of purchase will be subject to a redemption fee equal to 2% of the amount redeemed. All redemption fees will be paid directly to the Fund. Redemption of shares acquired as a result of reinvesting distributions are not subject to the redemption fee. As of the period ended August 31, 2006, the Directional Core Equity Fund did not receive any redemption fees.

Effective for exchange and redemption transactions occurring on or after January 2, 2007, shares of the Directional Core Equity Fund will no longer be subject to a redemption fee.

Derivatives

To the extent permitted by the investment objective, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Funds' use of derivatives includes exchange-traded futures and options on futures. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment objective.

The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by the Funds through the use of options and futures to earn "market-like" returns with the Funds' excess and liquidity reserve cash balances. Hedging is used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in the Funds. By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist in meeting the Funds' investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

•  Futures Contracts

The Funds are currently utilizing exchange-traded futures contracts. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Funds and the prices of futures contracts and the possibility of an illiquid market or inability of counterparties to meet the terms of their contracts. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% of the purchase price indicated in the futures contract. Payments to and from the broker, known as the variation margin, are required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized. As of August 31, 2006, the Funds had cash collateral balances held in connection with futures contracts purchased (sold) as follows:

Small Cap  $48,600

Enhanced Small Cap   13,500

Short Sales

The SSgA Directional Core Equity Fund may enter into short sale transactions. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of securities. The Fund is obligated to deliver securities at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

3.  Investment Transactions

Securities

For the period ended August 31, 2006, purchases and sales of investment securities, excluding short-term investments and futures contracts were as follows:

Funds	Purchases	Sales	Funds	Purchases	Sales
Disciplined Equity	$99,889,261	$130,618,272	IAM SHARES	$23,674,130	$23,854,572
Small Cap	281,277,500	977,636,703	Large Cap Growth Opportunities	13,588,224	12,259,113
Core Opportunities	80,245,917	109,949,175	Large Cap Value	16,326,879	16,459,107
Tuckerman Active REIT	65,322,787	58,765,672	Enhanced Small Cap	13,956,894	12,631,021
Agressive Equity	60,784,154	75,071,207	Directional Core Equity	41,078,656	28,558,611

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

Securities Lending

The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of its total assets. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by State Street Corporation ("State Street") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities lending arrangement, the collateral received is recorded on a lending Fund's statement of assets and liabilities along with the related obligation to return the collateral. At period end, the cash collateral is invested in the State Street Navigator Securities Prime Lending Portfolio, a money market fund affiliated with the Adviser.

Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and State Street and is recorded as securities lending income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and State Street and are recorded as security lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. The market value of the loaned securities is determined at the close of business of the Funds, and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery or loss of rights in the securities loaned or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

As of August 31, 2006, there was no non-cash collateral received for the securities on loan.

4.  Related Parties

Adviser

The Investment Company has an investment advisory agreement with the Adviser. The Adviser is a wholly-owned subsidiary of State Street Corporation, a publicly held bank holding company.

The Tuckerman Group, LLC serves as the investment sub-adviser (the "Sub-Adviser") for the Tuckerman Active REIT Fund. The Adviser provides reporting, operational compliance and general oversight services with respect to the investment advisory services of the Sub-Adviser. The Adviser, Sub-Adviser and other advisory affiliates of State Street make up State Street Global Advisers, the investment management arm of State Street and its affiliated companies, which directs the investments of the Funds in accordance with their investment objectives, policies, and limitations. For these services, the Funds pay a fee to the Adviser, calculated daily and paid monthly, at the following annual rates of their average daily net assets:

Funds	%	Funds	%
Disciplined Equity	0.25	IAM SHARES	0.25
Small Cap	0.75	Large Cap Growth Opportunities	0.75
Core Opportunities	0.75	Large Cap Value	0.75
Tuckerman Active REIT	0.65	Enhanced Small Cap	0.45
Aggressive Equity	0.75	Directional Core Equity	1.25

If the total expenses of the Institutional Class are above its cap, the Adviser will waive its Advisory fee for both Institutional and Class R in an equal amount to reduce the total expenses to the level of the cap in effect for the Institutional class. If thereafter the total expenses for Class R remain above the total expense cap in effect for Class R, then the Distributor will waive up to .70% of the average daily net assets of the Distribution (12b-1) and Service Fee to further reduce the total expenses of Class R to the level of its cap. If after waiving the full .70% of the average daily net assets of Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap. If only Class R is above its respective expense cap, then the Distributor will waive up to .70% of its average daily net assets of Class R. If after waiving the full .70% of the average daily net assets of Class R, Class R remains above the total expense cap, then the Adviser will reimburse Class R for all expenses to the level of the cap.

The Distributor has contractually agreed to waive up to .70% of the Small Cap Fund Class R for distribution and service fees in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and expenses). The total amount of waiver for the period ended August 31, 2006 was $1,219.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

The Adviser has contractually agreed to waive up to the full amount of the Core Opportunities Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $81,198 for the Institutional Class and $122 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Tuckerman Active REIT Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.00% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $87,236. There were no reimbursements for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Aggressive Equity Fund's advisory fees and to reimburse the Institutional Class and Class R for all expenses in excess of 1.10% and 1.60%, respectively, of each class' average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $118,877 for the Institutional Class and $509 for Class R. There were no reimbursements for the Institutional Class or Class R for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the IAM SHARES Fund's advisory fees and to reimburse the Fund for all expenses in excess of .65% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). There were no waivers or reimbursements for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Large Cap Growth Opportunities Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $67,297. There were no reimbursements for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Large Cap Value Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.10% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $91,553. There were no reimbursements for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Enhanced Small Cap Fund's advisory fees and to reimburse the Fund for all expenses in excess of .75% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $136,911. There were no reimbursements for the period ended August 31, 2006.

The Adviser has contractually agreed to waive up to the full amount of the Directional Core Equity Fund's advisory fees and to reimburse the Fund for all expenses in excess of 1.60% of its average daily net assets on an annual basis until December 31, 2006 (exclusive of non-recurring account fees and extraordinary expenses). The total amount of the waiver for the period ended August 31, 2006 was $112,287. There were no reimbursements for the period ended August 31, 2006.

The Adviser does not have the ability to recover amounts waived or reimbursed from prior periods.

The Investment Company also has a contract with State Street to provide custody and fund accounting services to the Funds. For these services, the Funds pay State Street asset-based fees that vary accordingly to the number of positions and transactions plus out-of-pocket expenses.

The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the SSgA Prime Money Market Fund ("Central Fund") (a series of the Investment Company not presented herein). Shares of the Central Fund sold to and redeemed from any participating fund will not be subject to a redemption fee, distribution fee or service fee. If Central Fund shares sold to or redeemed from a participating fund are subject to any such distribution or service fee, the Adviser will waive its advisory fee for each participating fund in an amount that offsets the amount of such distribution and/or service fees incurred by the participating fund. As of August 31, 2006, $813,703 of the Prime Money Market Fund's net assets represents investments by these Funds, and $171,882,609 represents the investments of other affiliated Funds not presented herein.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

State Street also served as the transfer, dividend paying, and shareholder servicing agent to the Funds. For these services, the Funds paid an annual fee, an additional charge for each account, plus out-of-pocket expenses. State Street entered into an agreement with Boston Financial Data Services, Inc. ("BFDS") under which BFDS served as sub-transfer agent.

Effective July 10, 2006, the Funds entered into an agreement directly with BFDS whereby BFDS serves as transfer, dividend paying and shareholder servicing agent to the Funds. For these services, the Funds pay annual account services fees, activity based fees, charges related to compliance and regulatory services and a minimum fee of $200 for each management company.

In addition, the Funds have entered into arrangements with State Street whereby custody credits realized as a result of uninvested cash balances were used to reduce a portion of the Funds' expenses. During the year, the Funds' custodian fees were reduced by the following under these arrangements:

Funds	Amount Paid	Funds	Amount Paid
Disciplined Equity	$2,089	IAM SHARES	$304
Small Cap	2,406	Large Cap Growth Opportunities	28
Core Opportunities	243	Large Cap Value	12
Tuckerman Active REIT	731	Enhanced Small Cap	268
Aggressive Equity	123	Directional Core Equity	304

Administrator

On July 1, 2006, Frank Russell Investment Management Company changed its name to Russell Investment Management Company. The Investment Company has an administration agreement with Russell Investment Management Company (the "Administrator"), a wholly-owned subsidiary of Frank Russell Company (a subsidiary of The Northwestern Mutual Life Insurance Company), under which the Administrator supervises certain non-portfolio investment aspects of the Investment Company's operations, such as the Funds' regulatory filings, accounting, taxation, compliance, valuation, and offering documents. The Funds pay the Administrator an annual fee, payable monthly on a pro rata basis.

The annual fee is based on the following percentages of the average daily net assets of all nine of the Investment Company's U.S. Equity portfolios: $0 to $2 billion — .0315%; over $2 billion — .029%. In addition, the Administrator charges a flat fee of $30,000 per year per fund on each fund with less than $500 million in assets under management. In addition, the Funds reimburse the Administrator for out-of-pocket expenses.

Distributor and Shareholder Servicing

The Investment Company has distribution agreements with State Street Global Markets, LLC (the "Distributor"), which is a wholly-owned subsidiary of State Street, to promote and offer shares of the Investment Company. The Distributor may enter into sub-distribution agreements with other non-related parties. The amounts paid to the Distributor are included in the accompanying Statement of Operations.

Institutional Class

The Investment Company has a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Shareholder Servicing Agent, as defined in the Plan, for providing distribution and marketing services, for furnishing assistance to investors on an ongoing basis, and for the reimbursement of direct out-of-pocket expenses charged by the Distributor in connection with the distribution and marketing of shares of the Investment Company and the servicing of investor accounts.

Each Fund has Shareholder Service Agreements with State Street and the following entities related to State Street: State Street Global Markets LLC ("Global Markets"), Fiduciary Investors Services Division of State Street ("Fiduciary Investors Services"), High Net Worth Services Division of State Street ("High Net Worth Services") and CitiStreet LLC ("CitiStreet") (collectively the "Agents"), as well as several unaffiliated services providers. For these services, each Institutional Class pays .025% to State Street, and a maximum of .175% to each of the other named affiliated Agents, based upon the average daily value of all institutional class shares held by or for customers of these Agents. For the period ended August 31, 2006, each Institutional Class paid the following shareholder servicing expenses to affiliated service providers:

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

Funds	State Street	Global Markets	CitiStreet
Disciplined Equity	$57,762	$926	$2,964
Small Cap	90,152	1,867	413,188
Core Opportunities	33,926	7,959	3,120
Tuckerman Active REIT	40,806	1,936	—
Aggressive Equity	12,962	304	—
IAM SHARES	50,267	—	1,325
Large Cap Growth Opportunities	4,961	—	—
Large Cap Value	4,161	—	—
Enhanced Small Cap	4,283	—	—
Directional Core Equity	3,438	—	—

Each Institutional Class did not incur any expenses from Fiduciary Investors Services and High Net Worth Services during the period.

The combined distribution and shareholder servicing payments shall not exceed .25% of the average daily value of net assets of the Institutional Class on an annual basis. The shareholder servicing payments shall not exceed .20% of the average daily value of net assets of each Institutional Class on an annual basis. Costs that exceed the maximum amount of allowable reimbursement may be carried forward for two years following the year in which the expenditure was incurred so long as the plan is in effect. The class' responsibility for any such expenses carried forward shall terminate at the end of two years following the year in which the expenditure was incurred. The Trustees or a majority of the class' shareholders have the right, however, to terminate the Distribution Plan and all payments thereunder at any time. The Institutional Class will not be obligated to reimburse the Distributor for carryover expenses subsequent to the Distribution Plan's termination or noncontinuance. There were no carryover expenses as of August 31, 2006.

Class R

The Investment Company has a Distribution Plan with respect to the Class R Shares pursuant to Rule 12b-1 (the R Plan) under the 1940 Act. Under the R Plan, each Fund pays the Distributor a fee not to exceed 0.70% of the fund's average net value per year, for distribution, shareholder and administrative services provided to the Fund by the Distributor and financial intermediaries. The Distributor pays the financial intermediaries for shareholder and administrative services provided to a Fund out of the fee the Distributor receives from the Fund. Fees paid to the financial intermediaries providing shareholder and administrative services to a Fund are not permitted by the R Plan to exceed 0.65% of the Fund's average net asset value per year. Payments to the Distributor for distribution and shareholder services to a Fund are not permitted by the R plan to exceed 0.05% of the funds average daily net assets per year. Any payments that are required to be made to the Distributor or financial intermediaries that cannot be made because of the limitations contained in the R Plan may be carried forward and paid in the following two fiscal years so long the R Plan is in effect. There were no carryover expenses as of August 31, 2006.

Under the R Plan, the Funds have a distribution agreement with the Distributor. For these services, Class R pays the Distributor 0.05% of the daily net asset value. For the period ended August 31, 2006, the Small Cap Fund paid $651, the Core Opportunities Fund paid $100 and the Aggressive Equity Fund paid $111.

Board of Trustees

The Investment Company paid each Trustee not affiliated with the Investment Company an annual retainer, plus specified amounts for board and committee meetings attended. These expenses are allocated among all of the funds of the Investment Company, except for the Life Solutions Funds, based upon their relative net assets.

Each Fund has adopted a Deferred Compensation Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustee fees payable. The deferred fees remain invested in certain SSgA Funds until distribution in accordance with the Deferral Plan.

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

Accrued fees payable to affiliates and trustees as of August 31, 2006 were as follows:

	Disciplined Equity	Small Cap	Core Opportunities	Tuckerman Active REIT	Aggressive Equity	IAM SHARES	Large Cap Growth Opportunities	Large Cap Value	Enhanced Small Cap	Directional Core Equity
Advisory fees	$47,669	$78,920	$82,416	$105,724	$29,262	$43,050	$15,499	$11,250	$6,378	$25,524
Administration fees	9,001	7,872	5,751	7,734	3,449	8,059	3,051	2,584	2,727	3,152
Custodian fees	6,693	7,769	5,444	3,581	4,007	5,120	384	1,621	6,309	4,476
Distribution fees	3,447	20,483	9,132	26,837	4,622	9,258	167	138	378	2,528
Shareholder servicing fees	8,108	13,549	14,448	8,880	2,325	4,410	326	64	1,272	625
Transfer agent fees	9,937	19,063	15,042	6,191	9,435	6,064	439	662	6,013	5,843
Trustees' fees	4,039	6,808	3,217	3,235	2,460	3,671	76	736	1,042	2,058
	$88,894	$154,464	$135,450	$162,182	$55,560	$79,632	$19,942	$17,055	$24,119	$44,206

Beneficial Interest

As of August 31, 2006, the following table includes shareholders (thirteen of which were also affiliates of the Investment Company) with shares of beneficial interest greater than 10% of the total outstanding shares of each respective Fund:

Funds	# of Shareholders	%
Small Cap	1	17.6
Core Opportunities	2	45.2
Tuckerman Active REIT	3	69.4
Aggressive Equity	3	83.1
IAM SHARES	2	99.4
Large Cap Growth Opportunities	3	96.8
Large Cap Value	3	96.6
Enhanced Small Cap	1	31.6
Directional Core Equity	2	58.2

5.  Fund Share Transactions

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Disciplined Equity	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005
Proceeds from shares sold	2,354	3,009	$23,718	$27,945
Proceeds from reinvestment of distributions	50	62	500	576
Payments for shares redeemed	(5,806)	(7,380)	(58,397)	(69,324)
Total net increase (decrease)	(3,402)	(4,309)	$(34,179)	$(40,803)
Small Cap
Institutional Class
Proceeds from shares sold	1,947	11,654	$58,014	$330,000
Proceeds from reinvestment of distributions	1,187	1,101	32,640	29,562
Payments for shares redeemed	(26,359)	(6,659)	(767,298)	(181,887)
	(23,225)	6,096	(676,644)	177,675
Class R
Proceeds from shares sold	53	20	1,607	557
Proceeds from reinvestment of distributions	2	—	45	—
Payments for shares redeemed	(17)	(4)	(502)	(124)
	38	16	1,150	433
Total net increase (decrease)	(23,187)	6,112	$(675,494)	$178,108

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Core Opportunities	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005
Institutional Class
Proceeds from shares sold	590	2,122	$11,816	$39,170
Proceeds from reinvestment of distributions	26	100	517	1,863
Payments for shares redeemed	(2,136)	(12,834)	(42,949)	(239,302)
	(1,520)	(10,612)	(30,616)	(198,269)
Class R
Proceeds from shares sold	16	5	319	100
Proceeds from reinvestment of distributions	—	—	—	—
Payments for shares redeemed	(15)	—	(305)	—
	1	5	14	100
Total net increase (decrease)	(1,519)	(10,607)	$(30,602)	$(198,169)
Tuckerman Active REIT
Proceeds from shares sold	3,650	4,902	$67,018	$75,841
Proceeds from reinvestment of distributions	417	554	6,987	8,484
Payments for shares redeemed	(3,465)	(5,248)	(61,430)	(79,555)
Total net increase (decrease)	602	208	$12,575	$4,770
Aggressive Equity
Institutional Class
Proceeds from shares sold	731	1,362	$3,933	$7,103
Proceeds from reinvestment of distributions	698	164	3,566	857
Payments for shares redeemed	(3,396)	(4,716)	(18,570)	(24,988)
	(1,967)	(3,190)	(11,071)	(17,028)
Class R
Proceeds from shares sold	7	45	38	240
Proceeds from reinvestment of distributions	3	—	14	—
Payments for shares redeemed	(14)	(1)	(77)	(4)
	(4)	44	(25)	236
Total net increase (decrease)	(1,971)	(3,146)	$(11,096)	$(16,792)
IAM SHARES
Proceeds from shares sold	1,638	19	$15,681	$179
Proceeds from reinvestment of distributions	275	295	2,634	2,660
Payments for shares redeemed	(1,977)	(13)	(19,359)	(120)
Total net increase (decrease)	(64)	301	$(1,044)	$2,719
Large Cap Growth Opportunities
Proceeds from shares sold	276	180	$2,807	$1,725
Proceeds from reinvestment of distributions	—	11	—	107
Payments for shares redeemed	(87)	(370)	(913)	(3,678)
Total net increase (decrease)	189	(179)	$1,894	$(1,846)

Notes to Financial Statements

SSgA

Equity Funds

Notes to Financial Statements, continued — August 31, 2006

	(amounts in thousands) For the Periods Ended
	Shares		Dollars
Large Cap Value	August 31, 2006	August 31, 2005	August 31, 2006	August 31, 2005
Proceeds from shares sold	145	93	$1,682	$940
Proceeds from reinvestment of distributions	59	13	654	131
Payments for shares redeemed	(110)	(369)	(1,291)	(4,070)
Total net increase (decrease)	94	(263)	$1,045	$(2,999)
Enhanced Small Cap
Proceeds from shares sold	451	1,330	$5,129	$13,362
Proceeds from reinvestment of distributions	14	—	152	—
Payments for shares redeemed	(308)	(29)	(3,761)	(307)
Total net increase (decrease)	157	1,301	$1,520	$13,055
Directional Core Equity
Proceeds from shares sold	1,883	317	$21,118	$3,181
Proceeds from reinvestment of distributions	2	—	17	—
Payments for shares redeemed	(71)	—	(798)	—
Total net increase (decrease)	1,814	317	$20,337	$3,181

6.  Interfund Lending Program

The SSgA Funds have been granted permission from the Securities and Exchange Commission to participate in a joint lending and borrowing facility (the "Credit Facility"). Portfolios of the SSgA Funds may borrow money from the SSgA Money Market Fund for temporary purposes. All such borrowing and lending will be subject to a participating fund's fundamental investment limitations. The SSgA Money Market Fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements or short-term reserves. The SSgA Funds will borrow through the program only when the costs are equal to or lower than the cost of bank loans. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one business day's notice. A participating fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to the SSgA Money Market Fund could result in a lost investment opportunity or additional borrowing costs. Miscellaneous expense on the Statement of Operations for the Disciplined Equity Fund includes $2,459 paid under the Interfund Lending Program for the period ended August 31, 2006. At period end, the Disciplined Equity Fund recorded a payable to Interfund Lending in the amount of $5,402,459 which is reflected on the Statement of Assets and Liabilities.

7.  Dividends

On September 1, 2006, the Funds declared the following dividends from net investment income payable on September 8, 2006 to shareholders on record September 5, 2006:

Funds	Net Investment Income
Disciplined Equity	$0.0447
Core Opportunities	0.0363
Core Opportunities Class R	0.0094
Tuckerman Active REIT	0.0288
IAM SHARES	0.0415

Notes to Financial Statements

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders
of the SSgA Funds:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SSgA Disciplined Equity Fund, SSgA Small Cap Fund, SSgA Core Opportunities Fund, SSgA Tuckerman Active REIT Fund, SSgA Aggressive Equity Fund, SSgA IAM SHARES Fund, SSgA Large Cap Growth Opportunities Fund, SSgA Large Cap Value Fund, SSgA Enhanced Small Cap Fund, SSgA Directional Core Equity Fund (the "Funds")(ten of the funds comprising the SSgA Funds) as of August 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended August 31, 2004 were audited by other auditors whose report, dated October 20, 2004, expressed an unqualified opinion on the financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2006, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2006, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
October 20, 2006.

Report of Independent Registered Public Accounting Firm

SSgA
Equity Funds

Tax Information — August 31, 2006 (Unaudited)

The Funds paid distributions from long-term capital gains during their taxable year ended August 31, 2006 as follows:

Small Cap	$29,631,779
Tuckerman Active REIT	3,809,881
Aggressive Equity	3,502,581
Large Cap Value	404,593
Enhanced Small Cap	6,855

The Funds designate dividends distributed during the fiscal year as qualifying for the dividends received deduction for corporate shareholders as follows:

Disciplined Equity	100.0%
Core Opportunities	100.0%
Tuckerman Active REIT	0.0%
Aggressive Equity	35.7%
IAM Shares	100.0%
Large Cap Value	84.0%
Enhanced Small Cap	18.9%
Directional Core Equity	43.2%

For the tax year ended August 31, 2006, the Funds hereby designate 100%, or the maximum amount allowable, of its net taxable income as qualified dividends taxed at individual net capital gain rates.

The Form 1099 mailed to you in January 2007 will show the tax status of all distributions paid to your account in calendar 2006.

Please consult a tax adviser for questions about federal or state income laws.

Tax Information

SSgA
Equity Funds

Basis for Approval of Advisory Contracts (Unaudited)

Approval of the Advisory Agreement

At a meeting held on April 11, 2006, the Board of Trustees, including a majority of the members of the board who are not "interested persons" of the Investment Company (the "Independent Trustees"), approved the continuation of the Advisory Agreement between the Adviser and the SSgA Funds. In considering the continuation of the Advisory Agreement, the Board of Trustees reviewed a variety of materials relating to the SSgA Funds and the Adviser, including the advisory fees charged and any related expense limitations, total expenses and expense ratios and performance of each fund relative to other similar mutual funds for one, three and five year periods. The Trustees also considered the profitability of the Adviser with respect to the services it renders to the funds under the Advisory Agreement and the profitability of the Adviser's affiliated companies with respect to the services provided to the Funds by such affiliated companies. The Trustees reviewed materials describing the Adviser's personnel and operations, including its investment management and its compliance capabilities and undertakings. The Trustees considered, among other things, the services provided under the Advisory Agreement and other services that the Adviser and its affiliates provide to the Investment Company; the complexity of those services, both on an absolute basis and relative to other mutual fund complexes; the manner in which the Adviser discharges these services; the financial strength of the Adviser; the organization and compensation structure of the Adviser, including staff experience and qualifications; and the process by which investment decisions are made. Much of the material was assembled and provided by Lipper Inc., an independent service provider engaged to provide the Board of Trustees with objective materials for this extremely important annual review. The Independent Trustees met among themselves and separately with representatives of the Adviser to evaluate this information. At these meetings, the Independent Trustees were separately represented by independent counsel. The Trustees concluded that (a) over various time periods, the performance of each fund compares favorably, or very favorably, to those of similar mutual funds; (b) the Adviser's fees and the expense ratio for each fund compare favorably, or very favorably, to those of similar mutual funds and are exceptionally reasonable in relation to the services provided to the Investment Company; (c) the Adviser has provided, and can be expected to continue providing, high quality investment management services for each fund; (d) the profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; (e) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to services provided by them to each fund is not excessive; and (f) in light of the current size of each fund, the level of profitability of the Adviser and its affiliates with respect to each fund over various time periods, and the comparatively low management fee and expense ratio of the fund during these periods, it does not appear that the Adviser has realized benefits from economies of scale in managing the assets of the funds to such an extent that previously agreed advisory fees should be reduced or that breakpoints in such fees should be implemented for any fund at this time The Trustees determined that the impact of economies of scale, if any, would be analyzed annually in connection with their consideration of the Adviser's profitability under the advisory contract.

The Trustees are satisfied with the Adviser's ongoing compliance efforts and undertakings, its responsiveness to any concerns expressed by Trustees regarding the management of the funds and with the Adviser's overall consistently excellent and cost-efficient performance. The Trustees believe that their efforts throughout the year help assure that the best interests of the funds and their shareholders are always considered in connection with the day-to-day operations of a large diverse family of funds.

Basis for Approval of Advisory Contracts

SSgA
Equity Funds

Shareholder Requests for Additional Information — August 31, 2006

The Funds have adopted the proxy voting policies of the Adviser. A description of the policies and procedures that the Funds have adopted to determine how to vote proxies relating to portfolio securities are contained in the Funds' Statement of Additional Information, which is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

The Funds will file their complete schedules of investments with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available (i) without charge, upon request, by calling the Funds at (800) 647-7327, (ii) on the Funds' website at www.ssgafunds.com, (iii) on the Securities and Exchange Commission's website at www.sec.gov, or (iv) at the Securities and Exchange Commission's public reference room.

Shareholder Requests for Additional Information

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers —
August 31, 2006 (Unaudited)

The following tables provide information for each trustee and certain officers of the Investment Company, which consists of 26 funds. The first table provides information for the trustees who are interested persons. The second table provides information for the independent trustees. The third table provides information for the officers.

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INTERESTED TRUSTEE

Peter G. Leahy Age 45 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Trustee since 2005 Interested Person of the SSgA Funds (as defined in the 1940 Act)	Appointed until successor is duly elected and qualified	• 2004 to Present, Executive Vice President, State Street Corporation; and September 2006 to Present, Chief Product Officer (1991-2004, Senior Vice President), State Street Global Advisors; and • Director, State Street Global Markets LLC.	26	Director, State Street Global Markets LLC.

INDEPENDENT TRUSTEES

Lynn L. Anderson Age 67 909 A Street Tacoma, WA 98402	Chairman of the Board since 1988 Independent Chairman since January 2006 Member, Audit Committee Member, Governance Committee Member, Valuation Committee	Appointed until successor is duly elected and qualified Until successor is chosen and qualified by the Trustees	• Director, Russell Trust Company; and • Until December 2005, Vice Chairman, Frank Russell Company (institutional financial consultant) (Retired); and Chairman of the Board, Russell Investment Company and Russell Investment Funds (registered investment companies).	26	Trustee, Russell Trust Company

William L. Marshall Age 64 909 A Street Tacoma, WA 98402	Trustee since 1988 Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chief Executive Officer and President, Wm. L. Marshall Associates, Inc., Wm. L. Marshall Companies, Inc. and the Marshall Financial Group, Inc. (a registered investment advisor and provider of financial and related consulting services); • Certified Financial Planner and Member, Financial Planners Association; and • Registered Representative and Principal for Securities with Cambridge Investment Research, Inc., Fairfield, Iowa.	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Steven J. Mastrovich Age 50 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• September 2000 to Present, Global Head of Structured Real Estate and Business Development, J.P. Morgan Investment Management (private real estate investment for clients primarily outside of the US to locate private real estate investments within the US).	26	None

Patrick J. Riley Age 58 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Chairman, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• 2003 to Present, Associate Justice, Commonwealth of Massachusetts Superior Court; • 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Richard D. Shirk Age 61 909 A Street Tacoma, WA 98402	Trustee since 1988 Member, Audit Committee Member, Governance Committee Member, Valuation Committee Member, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired);
• 1992 to March 2001, President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (independent licensee of the Blue Cross and Blue Shield health care plans);
• 1993 to November 2001, Chairman and Board Member, Georgia Caring for Children Foundation (private foundation);
• November 1998 to Present, Board Member, Healthcare Georgia Foundation (private foundation); and
			• September 2002 to Present, Board Member, Amerigroup Corp. (managed health care).	26	Listed under Principal Occupations

Bruce D. Taber Age 63 909 A Street Tacoma, WA 98402	Trustee since 1991 Member, Audit Committee Member, Governance Committee Chairman, Valuation Committee Member, Legal and Compliance Committee'	Appointed until successor is duly elected and qualified	• Consultant, Computer Simulation, General Electric Industrial Control Systems (diversified technology and services company); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years	No. of Portfolios in Complex Overseen by Trustee	Other Directorships Held by Trustee
INDEPENDENT TRUSTEES (continued)

Henry W. Todd Age 59 909 A Street Tacoma, WA 98402	Trustee since 1988 Alternate Chairman, Audit Committee Member, Governance Committee Member, Valuation Committee Chairman, Legal and Compliance Committee	Appointed until successor is duly elected and qualified	• Chairman, President and CEO, a.m. Todd Group, Inc. (flavorings manufacturer); • President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring); and • 1998 to Present, Director, SSgA Cash Management Fund plc; and State Street Global Advisors Ireland, Ltd. (investment companies).	26	None

	Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s)During the Past 5 Years
OFFICERS

James E. Ross Age 41 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	President and Chief Executive Officer from January 2006 to Present Principal Executive Officer since 2005	Until successor is chosen and qualified by Trustees	• 2005 to Present, President (2001 to 2005, Principal), SSgA Funds Management, Inc. (investment advisor);
• March 2006 to Present, Senior Managing Director (2000 to 2006, Principal), State Street Global Advisors; and
• President, Principal Executive Officer and Trustee, streetTRACKS Series Trust and streetTRACKS Index Shares Trust; Trustee, Select Sector SPDR Trust; President and Principal Executive Officer, State Street Master Funds (registered investment companies).

Mark E. Swanson Age 42 909 A Street Tacoma, WA 98402	Treasurer and Principal Accounting Officer since 2000	Until successor is chosen and qualified by Trustees	• Director – Fund Administration, Russell Investment Management Company and Russell Trust Company;
• Treasurer and Chief Accounting Officer, Russell Investment Company and Russell Investment Funds; and
• Director, Russell Fund Distributors, Inc. and Russell Investment Management Company.

Peter A. Ambrosini Age 61 State Street Financial Center One Lincoln Street Boston, MA 02111-2900	Chief Compliance Officer since 2004	Until successor is chosen and qualified by Trustees	• February 2001 to Present, Senior Principal, Chief Compliance and Risk Management Officer, State Street Global Advisors;
• 2001 to present, Chief Compliance Officer, SSgA Funds Management, Inc.; and
• September 1985 to February 2001, Managing Director, Regulatory Compliance Consulting Group, PricewaterhouseCoopers.

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

Disclosure of Information about Fund Trustees and Officers, continued —
August 31, 2006 (Unaudited)

	Name, Age, Address	Position(s) Held with Fund and Length of Time Served	Term of Office	Principal Occupation(s) During the Past 5 Years
OFFICERS (continued)

	Deedra S. Walkey Age 42 909 A Street Tacoma, WA 98402	Secretary and Chief Legal Officer since 2005	Until successor is chosen and qualified by Trustees	• Assistant Secretary and US General Counsel, Frank Russell Company, Russell Investment Management Company, Russell Trust Company, Russell Insurance Agency Inc., Russell Investments Delaware Inc. (general partner of limited partnerships) and Russell International Services Company Inc. (expatriate employee services).

Disclosure of Information about Fund Trustees and Officers

SSgA
Equity Funds

State Street Financial Center

One Lincoln Street
Boston, Massachusetts 02111-2900
(800) 647-7327

Trustees

Lynn L. Anderson, Chairman

Peter G. Leahy

William L. Marshall

Steven J. Mastrovich

Patrick J. Riley

Richard D. Shirk

Bruce D. Taber

Henry W. Todd

Officers

James Ross, President, Chief Executive Officer and Principal Executive Officer

Mark E. Swanson, Treasurer and Principal Accounting Officer

Ellen M. Needham, Vice President

Peter A. Ambrosini, Chief Compliance Officer

Deedra S. Walkey, Assistant Secretary

Kimberlee A. Lloyd, Assistant Treasurer

David J. Craig, Assistant Treasurer

Carla L. Anderson, Assistant Secretary

Elliot S. Cohen, Assistant Secretary

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Custodian and Office of Shareholder Inquiries

State Street Corporation

1776 Heritage Drive

North Quincy, Massachusetts 02171

Transfer and Dividend Paying Agent

Boston Financial Data Services, Inc.

Two Heritage Drive

North Quincy, Massachusetts 02171

Distributor

State Street Global Markets, LLC

State Street Financial Center

One Lincoln Street

Boston, Massachusetts 02111-2900

Administrator

Russell Investment Management Company

909 A Street

Tacoma, Washington 98402

Legal Counsel

Goodwin Procter LLP

Exchange Place

Boston, Massachusetts 02109

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, Massachusetts 02116

Fund Management and Service Providers

DEAR-08/06 (47334)

Item 2. Code of Ethics. [Annual Report Only]

(a)          As of the end of the period covered by the report, the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer (“Code”).

(b)         That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote:

1)              honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)              full, fair, accurate, timely and understandable disclosure in reports and documents that a Registrant files with, or submits to, the Securities Exchange Commission (“SEC”) and in other public communications made by a Registrant;

3)              compliance with applicable laws and governmental rules and regulations;

4)              the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and

5)              accountability for adherence to the Code.

(c)          As of the end of the period covered by the report, there have been no amendments to the Code that applies to the Registrant’s principal executive officer and principal financial officer other than to indicate a change to the Registrant’s Principal Executive Officer.

(d)         As of the end of the period covered by the report, there have been no waivers granted from a provision of the Code that applies to the Registrant’s principal executive officer and principal financial officer.

(e)          Not applicable.

(f)            The Registrant has filed with the Commission, pursuant to Item 12(a), a copy of the Code that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR.

Item 3. Audit Committee Financial Expert. [Annual Report Only]

Registrant’s board of trustees has determined at a meeting held on July 14, 2003 that the Registrant has at least one audit committee financial expert serving on its audit committee. Henry W. Todd and Richard D. Shirk were determined to be the Audit Committee Financial Experts and each is also determined to be “independent” for purposes of Item 3, paragraph (a)(2)(i) and (ii) of Form N-CSR.  Mr. Todd’s relevant experience includes his positions as Chairman, President and CEO, A.M. Todd Group,

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Inc.; and President and CEO, Zink & Triest Co., Inc. (dealer in vanilla flavoring).  Mr. Shirk’s relevant experience includes his positions as Chairman, Cerulean Companies, Inc. (Retired), President and Chief Executive Officer, Cerulean Companies, Inc. (Retired); and President and Chief Executive Officer, Blue Cross/Blue Shield of Georgia (Retired).  The board of trustees of the Registrant have reconfirmed the designation of Messrs. Todd and Shirk as audit committee financial experts annually since 2003.

Item 4. Principal Accountant Fees and Services. [Annual Report Only]

Audit Fees

(a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

2005  $571,300

2006  $634,400

Audit-Related Fees

(b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item and the nature of the services comprising those fees were as follows:

Fees		Nature of Services

2005	$45,000	Performance of agreed-upon procedures with respect to 02/28/05 semi-annual reports
2006	$48,500	Performance of agreed-upon procedures with respect to 02/28/06 semi-annual reports

Tax Fees

(c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning and the nature of the services comprising the fees were as follows:

Fees		Nature of Services

2005	$119,600	Tax services
2006	$113,600	Tax services

(e) (1) Registrant’s audit committee has adopted the following pre-approval policies and procedures for certain services provided by Registrant’s accountants:

For the period ended August 31, 2006

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Deloitte & Touch LLP

SSgA Funds

Audit and Non-Audit Services Pre-Approval Policy

Adopted: July 14, 2003

Updated as of January 24, 2006

I.                                         Statement of Purpose.

This Policy is designed to apply to any and all engagements by the SSgA Funds (“Funds”) of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services to the Funds. In addition, this Policy is designed to apply to any engagements by the advisor to the Funds or to any affiliate of the advisor to the Funds of the firm that is the independent auditor to the Funds for audit, non-audit, tax or other services that affect the operations of the Funds.  Except as specifically set forth herein, this Policy does not delegate to management the responsibilities set forth herein for the pre-approval of services performed by the independent auditor to the Funds. This Policy does not apply to the engagement of a firm of certified public accountants by the advisor to the Funds or to any affiliate of the advisor to the Funds.

II.                                     Statement of Principles.

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the audit committee of the SSgA Funds (“Audit Committee”) is charged with responsibility to oversee the work of the firms that provide independent auditing services to the Funds.  As part of these responsibilities, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor for the Funds to assure that the independence of the auditor is not in any way compromised or impaired.  In determining whether an auditor is independent, there are three guiding principles under the Act that must be considered.  In general, the independence of the auditor would be deemed impaired if the auditor provides a service whereby it:

•                  Functions in the role of management of the Funds, the advisor of the Funds or any other affiliate(1)* of the Funds;

•                  Is in the position of auditing its own work; or

•                  Serves in an advocacy role for the Funds, the advisor of the Funds or any other affiliate of the Funds.

Accordingly, it is the policy of the Funds that the independent auditor for the Funds must not be engaged to perform any service that contravenes any of the three guidelines set

(1) For purposes of this Policy, if the engagement of the independent auditor relates directly to the operations and financial reporting of the Funds, an affiliate of the Funds is defined as the Funds’ principal investment advisor (but not a sub-advisor whose role is primarily portfolio management and whose activities are overseen by the principal investment advisor), and any entity controlling, controlled by, or under common control with the principal investment advisor that provides regular and ongoing services to the Funds.

4

forth above, or which in any way could be deemed to impair or compromise the independence of the auditor for the Funds.  This Policy is designed to accomplish those requirements and will henceforth be applied to all engagements by the Funds of its independent auditor, whether for audit, audit-related, tax, or other non-audit services.

Rules adopted by the United States Securities and Exchange Commission (the “SEC”) establish two separate approaches to the pre-approval of services by the Audit Committee.  The proposed services may either receive general pre-approval through adoption by the Audit Committee of a list of authorized services for the Funds, together with a budget of expected costs for those services (“general pre-approval”) or specific pre-approval by the Audit Committee of all services provided to the Funds on a case-by-case basis (“specific pre-approval”). The appendices to this Policy list the audit, audit-related, tax and other services that have the general pre-approval of the Audit Committee.  As set forth in this Policy, unless a particular service has received general pre-approval, those services will require specific pre-approval by the Audit Committee, before any such services can be provided by the independent auditor.  Any proposed service that exceeds the pre-approved budget for those services will also require specific pre-approval by the Audit Committee.

In assessing whether a particular audit or non-audit service should be approved, the Audit Committee will take into account the ratio between the total amounts paid for audit, audit-related, tax and other services based on historical patterns of the Funds, with a view toward assuring that the level of fees paid for non-audit services as they relate to the fees paid for audit services for the Funds does not in any way compromise or impair the independence of the auditor.  The Audit Committee will update the list of general pre-approved services, including the pre-approved budget for those services at least annually and more frequently if deemed appropriate.

III.                                 Delegation

As provided in the Act and in the SEC’s rules, the Audit Committee may delegate either general or specific pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting. The Audit Committee has delegated general pre-approval authority to the Chairman and Alternate Chairman of the Audit Committee.

IV.                                Audit Services

The annual engagement terms and fees for the Funds independent auditor will be subject to the specific pre-approval of the Audit Committee. The audit services to be provided by that engagement include the annual financial statement audit and other procedures required by the independent auditor to be performed in order to be able to form an opinion on the financial statements for each of the Funds for that year. These other procedures include reviews of information systems, procedural reviews and testing performed in order to understand and rely on the Funds’ systems of internal control, and

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consultations relating to the audit or any quarterly reviews that may be required. Audit services also include the attestation engagement for the independent auditor’s report on the report from management on financial reporting internal controls.

In addition to the pre-approval by the Audit Committee of the engagement of the independent auditor to perform annual audit services, the Audit Committee may grant general pre-approval to other audit services, which are those services that only the independent auditor reasonably can provide.  These may include services associated with statements, reports and other documents filed by the Funds with the SEC or the securities, banking or other financial services authorities with jurisdiction over the operations of the Funds.

The Audit Committee has pre-approved the audit services set forth in Schedule A to Appendix 1, “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference. All other audit services not listed in Schedule A must be specifically pre-approved by the Audit Committee.

V.                                    Audit-Related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the financial statements for the Funds, or the separate financial statements for certain of the Funds that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of audit-related services does not compromise or impair the independence of the auditor and is consistent with the SEC’s rules on auditor independence, the Audit Committee has pre-approved the audit-related services set forth in Schedule B to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  All other audit-related services not listed in Schedule B must be specifically pre-approved by the Audit Committee.

VI.                                Tax Services

The Audit Committee believes that the independent auditor can provide tax services to the Funds, such as tax compliance, tax planning and tax advice, without impairing the auditor’s independence.  In addition, the Audit Committee should also scrutinize carefully the retention of an independent auditor in a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved the tax services set forth in Schedule C to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  All other tax services not listed in Schedule C must be specifically pre-approved by the Audit Committee.

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VII.                            All Other Services

The Audit Committee may grant general pre-approval to those permissible non-audit services classified as “all other” services that the Audit Committee believes are routine and recurring services, provided that the Audit Committee reasonably believes that the provision of those services would not impair or compromise the independence of the auditor and the services are consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

The Audit Committee has pre-approved the permissible “all other services” set forth in Schedule D to “Fees and Expenses Incurred Under Pre-Approval and Communications,” which is incorporated herein by reference.  Those permissible all other services not listed in Schedule D must be specifically pre-approved by the Audit Committee.  The Audit Committee determined that any member of the Audit Committee may approve expenditures of not more than $25,000 for permissible non-audit services not already itemized in Schedule D.

A list of the SEC’s prohibited non-audit services is attached to this Policy as Appendix 2. The SEC’s rules and relevant official interpretations and guidance should be consulted to determine the scope of these prohibited services and the applicability of any of the listed exceptions. Under no circumstance may an executive, manager or associate of the Funds, or of any advisor to the Funds, authorize the independent auditor for the Funds to provide prohibited non-audit services.

VIII.                        Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific pre-approval by the Audit Committee will be submitted to the Clearance Committee(2) (comprised of Mark Swanson, Jim Ross and Deedra Walkey) and must include a detailed description of the services to be rendered and the estimated costs of those services. The Clearance Committee will determine whether such services are included within the list of services that have received general pre-approval by the Audit Committee. The Audit Committee will be informed periodically by the Clearance Committee of any such services rendered by the independent auditor.  In the event the Clearance Committee determines that a service is not included in the group of pre-approved services, the Clearance Committee shall treat this as a request to provide services requiring pre-approval.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted first to the Clearance Committee.  After review by the Clearance Committee, the request or application will be submitted by both the independent auditor and the Clearance Committee to the Audit Committee, and must be accompanied by a statement from each as to whether, in their view, the request or application is consistent with the SEC’s rules (or other applicable rules) governing auditor independence.

(2) The Clearance Committee may act together or individually in the event one or two of the members is unavailable should consultation be necessary.

7

The Audit Committee has delegated to the Clearance Committee the responsibility to monitor the performance of all services to be provided by the independent auditor and to determine whether such services are in compliance with this Policy.  The Clearance Committee will report to the Audit Committee on a periodic basis on the results of its monitoring activities. The Clearance Committee will report immediately to the Chairman of the Audit Committee any breach of this Policy that comes to the attention of the Clearance Committee.

IX.                                Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work performed by the independent auditor and to assure the internal auditor’s continuing independence from affiliates of the Funds, including State Street Holding Corporation (“State Street”).  Such efforts will include, but not be limited to, reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and State Street and its subsidiaries and affiliates, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

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Appendix 1

FEES AND EXPENSES INCURRED UNDER PRE-APPROVAL AND COMMUNICATIONS

Schedules A through E

Schedule A

Pre-Approved Audit Services for 2006

For the Fiscal Year Ending August 31, 2006

Service

Annual audit of the financial statements for the SSgA Funds (26 funds)

Audits of new Funds launched during the period covered by the audit.

Other audit and special reports which include, but are not limited to:

•                  Accounting and regulatory consultations and tax services required to perform an audit of the Funds in accordance with Generally Accepted Auditing Standards

•                  All services relating to filings with the SEC under the 1933, 1934 or 1940 Acts, including the issuance of auditor’s consents

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940

Examinations of securities pursuant to Rule 17f-2 of the Investment Company Act of 1940 of new Funds launched during the period covered by the audit.

Combined Pre-Approved Audit Services shall not exceed:

Schedule B

Pre-Approved Audit-Related Services for 2006

For the Fiscal Year Ending August 31, 2006

Service

Performance of agreed-upon procedures for semi-annual reports to shareholders

Consultations with the advisor or administrator or individual funds regarding accounting, operational or regulatory implications of proposed or actual holdings, transactions, strategies or accounting pronouncements affecting existing or proposed funds.

Other audits, limited reviews, or services related to operations of the funds where the services are provided in accordance with Auditing or Attestation Standards.

9

Schedule C

Pre-Approved Tax Services for 2006

For the Fiscal Year Ending August 31, 2006

Service

Review (from the books and records of the Funds) and sign as preparer the U.S. Income Tax Return for Regulated Investment Companies, Form 1120-RIC for the Funds’ tax year ending August 31, 2006.  (26 funds)

Review (from the books and records of the Funds) the calculations of net income, gains and required distributions for the excise year ending December 31, 2006, as prepared by the Funds’ management for final review and approval by management.

Review the Return of Excise Tax on Undistributed Income of Regulated Investment Companies, Form 8613, for the Funds for the excise year ending December 31, 2006.

The independent auditor will also provide tax services necessary to respond to matters presented by the Funds’ management on behalf of the Funds, or to matters the independent auditor brings to the attention of the Funds’ management and for which the Funds’ management agrees that the independent auditor should provide assistance to the Funds. These services would include research, discussions, preparation of memoranda, correspondence with taxing authorities and attendance at meetings relating to such matters, as reasonably determined by the Funds’ management to be necessary. The services would also include tax consultation with the Funds’ principal investment advisor related to the operations and investments of existing or proposed Funds. These services may include:

•                  Services with respect to the Funds’ compliance with the asset diversification and gross income tests so as to assure qualification as a regulated investment company under the tax laws ( e.g.  valuation of derivatives and the identification of issuers).

•                  Services related to determining the Funds’ distributable income and gains (e.g. tax elections, defaulted bonds, redemptions in-kind and contributions in-kind).

•                  Services related to shareholder tax issues (e.g. information reporting, shareholder subscriptions and redemptions).

•                  Services related to state and foreign tax issues (e.g. capital gains tax in foreign countries).

•                  Services related to investments in securities and derivatives (e.g. new security types, corporate actions).

•                  Services related to proposed or actual financial transactions (e.g. start-up of new fund or portfolio, mergers or liquidations).

•                  Review and provide consultation on the preparation of Fiscal to Excise Reconciliation Calculations.

Tax Services for new Funds launched during the period covered by the audit.

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Schedule E

Prohibited Non-Audit Services

April 5, 2004

•                  Bookkeeping or other services relating to the accounting records or financial statements of the Funds

•                  Financial information system design and implementation

•                  Appraisal or valuation services, fairness opinions or contribution-in-kind reports

•                  Actuarial services

•                  Internal audit outsourcing services

•                  Management functions

•                  Human resources services

•                  Broker-dealer, investment advisor or investment banking services

•                  Legal services

•                  Expert services unrelated to the audit

11

(e) (2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X is as follows

Audit Fees	100%
Audit-Related Fees	100%
Tax Fees	100%
All Other Fees	100%

(f) For services, 50 percent or more of which were pre-approved, the percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) The aggregate non-audit fees billed by Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were as follows:

2005  $0

2006  $0

(h) The Registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.  Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).  Members of the standing audit committee include the Independent Trustees of the Registrant other than the Independent Chairman, who participates ex officio:  William L. Marshall, Chairman; Henry W. Todd, Vice Chairman and Audit Committee Financial Expert; Richard D. Shirk, Audit Committee Financial Expert; Steven J. Mastrovich, Member; Patrick J. Riley, Member; Bruce D. Taber, Member.

12

Item 6. [Schedules of Investments are included as part of the Report to Shareholders filed under Item 1 of this form]

Items 7-9. [Not Applicable]

Item 10. Submission of Matters to a Vote of Security Holders

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures

(a) Registrant’s principal executive officer and principal financial officer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant’s internal control over financial reporting.

Item 12.  Exhibit List

(a) Registrant’s code of ethics described in Item 2.

(b) Certification for principal executive officer of Registrant as required by Rule 30a-2(a) under the Act and certification for principal financial officer of Registrant as required by Rule 30a-2(a) under the Act.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA FUNDS

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date: October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross
James E. Ross
President and Principal Executive Officer

Date: October 25, 2006

By:	/s/ Mark E. Swanson
Mark E. Swanson
Principal Financial Officer, Principal Accounting Officer and Treasurer

Date: October 19, 2006

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